Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Table of Contents
Message to Investors 1
Shareholder Expense Example 5
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23
Supplemental Information 29
Management Information 31
Market Index Definitions 34

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and price.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

American Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,067.40 3.23 0.63
Hypothetical
(c)(d)
1,000.00 1,021.67 3.16 0.63
NVIT American Funds Bond Fund
Class II Shares
Actual
(c)
1,000.00 1,011.50 3.19 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64
NVIT American Funds Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,150.30 3.47 0.65
Hypothetical
(c)(d)
1,000.00 1,021.57 3.26 0.65
NVIT American Funds Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,246.50 3.56 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64

6 - Shareholder Expense Example - June 30, 2023 (Unaudited) - American Funds
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,144.90 3.35 0.63
Hypothetical
(c)(d)
1,000.00 1,021.67 3.16 0.63
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

8 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1) $ 6,322,504,728
Receivable for investments sold 4,284,578
Receivable for capital shares issued —
Prepaid expenses 31,553
Total Assets 6,326,820,859
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 4,248,247
Accrued expenses and other payables:
Fund administration fees 119,716
Master feeder service provider fee 598,718
Distribution fees 1,285,345
Administrative servicing fees 1,223,280
Accounting and transfer agent fees 3,492
Trustee fees 2,393
Custodian fees 211,275
Compliance program costs (Note 3) 6,904
Professional fees 43,904
Printing fees 114,678
Other 27,742
Total Liabilities 7,885,694
Net Assets $ 6,318,935,165
Cost of investment in Master Fund 5,223,263,181
Represented by:
Capital $ 4,206,879,195
Total distributable earnings (loss) 2,112,055,970
Net Assets $ 6,318,935,165

American Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,222,420,753 $ 498,239,903 $ 1,475,997,416 $ 3,946,128,178
616,205 22,289 — 1,576,904
19,921 37,529 1,381,245 25
17,627 2,514 7,202 19,196
3,223,074,506 498,302,235 1,477,385,863 3,947,724,303
— — 1,322,242 —
616,837 57,011 51,332 1,555,122
65,451 15,853 32,860 76,538
310,614 47,229 132,123 365,297
666,298 100,649 291,008 794,083
607,093 96,451 279,875 744,893
1,824 157 520 1,855
1,487 189 48 538
111,258 17,459 38,490 118,956
3,706 533 1,484 4,133
26,266 10,659 13,405 27,373
73,373 43,096 37,219 77,482
10,502 1,348 2 8,207
2,494,709 390,634 2,200,608 3,774,477
$ 3,220,579,797 $ 497,911,601 $ 1,475,185,255 $ 3,943,949,826
3,665,827,688 421,040,010 1,325,337,236 3,207,682,138
$ 3,640,565,126 $ 347,572,475 $ 1,131,307,697 $ 2,615,197,112
(419,985,329) 150,339,126 343,877,558 1,328,752,714
$ 3,220,579,797 $ 497,911,601 $ 1,475,185,255 $ 3,943,949,826

10 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class II Shares $ 6,318,935,165
Total $ 6,318,935,165
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 237,589,293
Total 237,589,293
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 26 .60

American Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 11
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,220,579,797 $ 497,911,601 $ 1,475,185,255 $ 3,943,949,826
$ 3,220,579,797 $ 497,911,601 $ 1,475,185,255 $ 3,943,949,826
304,854,583 13,553,302 13,441,635 62,645,625
304,854,583 13,553,302 13,441,635 62,645,625
$ 10 .56 $ 36 .74 $ 109 .75 $ 62 .96

12 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 31,678,629
Total Income 31,678,629
EXPENSES:
Fund administration fees 691,613
Master feeder service provider fees 7,735,655
Distribution fees Class II Shares 7,735,655
Administrative servicing fees Class II Shares 7,735,655
Professional fees 112,480
Printing fees 43,152
Trustee fees 109,706
Custodian fees 37,271
Accounting and transfer agent fees 19,889
Compliance program costs (Note 3) 13,518
Other 65,054
Total expenses before fees waived 24,299,648
Master feeder service provider fees waived (Note 3) (4,678,481)
Net Expenses 19,621,167
NET INVESTMENT INCOME/(LOSS) 12,057,462
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 238,381,015
Net realized gains (losses) from:
Transactions in investment securities (14,092,252)
Net realized gains (losses) 224,288,763
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 171,795,982
Net change in unrealized appreciation/depreciation 171,795,982
Net realized/unrealized gains (losses) 396,084,745
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 408,142,207

American Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 13
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 19,154,500 $ 1,353,564 $ 2,622,170 $ 13,517,665
19,154,500 1,353,564 2,622,170 13,517,665
375,937 72,634 161,621 422,031
4,094,389 595,149 1,627,128 4,626,806
4,094,389 595,149 1,627,128 4,626,806
4,094,389 595,149 1,627,128 4,626,806
59,845 14,560 28,033 67,855
31,262 10,563 15,653 31,589
58,442 8,345 23,020 65,012
19,793 2,907 7,091 21,195
10,470 1,510 3,936 11,578
7,267 1,036 2,772 8,004
34,931 5,046 13,801 37,530
12,881,114 1,902,048 5,137,311 14,545,212
(2,476,219) (359,942) (984,189) (2,798,379)
10,404,895 1,542,106 4,153,122 11,746,833
8,749,605 (188,542) (1,530,952) 1,770,832
— 36,497,464 76,994,366 199,192,850
(23,870,548) (1,442,196) (20,205,888) (4,671,551)
(23,870,548) 35,055,268 56,788,478 194,521,299
53,886,707 31,944,903 234,990,853 314,277,215
53,886,707 31,944,903 234,990,853 314,277,215
30,016,159 67,000,171 291,779,331 508,798,514
$ 38,765,764 $ 66,811,629 $ 290,248,379 $ 510,569,346

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - American Funds
NVIT American Funds Asset Allocation Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ 12,057,462 $ 98,260,459
Net realized gains (losses) 224,288,763 690,471,407
Net change in unrealized appreciation/depreciation 171,795,982 (1,851,784,076)
Change in net assets resulting from operations 408,142,207 (1,063,052,210)
Distributions to Shareholders From:
Distributable earnings:
Class II — (254,203,286)
Change in net assets from shareholder distributions — (254,203,286)
Change in net assets from capital transactions (344,763,814) (298,821,340)
Change in net assets 63,378,393 (1,616,076,836)
Net Assets:
Beginning of period 6,255,556,772 7,871,633,608
End of period $ 6,318,935,165 $ 6,255,556,772
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 11,552,258 $ 59,416,022
Dividends reinvested — 254,203,286
Cost of shares redeemed (356,316,072) (612,440,648)
Total Class II Shares (344,763,814) (298,821,340)
Change in net assets from capital transactions $ (344,763,814) $ (298,821,340)
SHARE TRANSACTIONS:
Class II Shares
Issued 451,576 2,302,997
Reinvested — 10,358,732
Redeemed (13,921,355) (23,144,853)
Total Class II Shares (13,469,779) (10,483,124)
Total change in shares (13,469,779) (10,483,124)

American Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 8,749,605 $ 85,727,277 $ (188,542) $ 1,377,720
(23,870,548) (32,964,395) 35,055,268 42,486,434
53,886,707 (563,440,571) 31,944,903 (201,420,941)
38,765,764 (510,677,689) 66,811,629 (157,556,787)
— (69,762,469) — (29,287,659)
— (69,762,469) — (29,287,659)
(8,588,447) (213,477,770) (30,829,081) 20,318,104
30,177,317 (793,917,928) 35,982,548 (166,526,342)
3,190,402,480 3,984,320,408 461,929,053 628,455,395
$ 3,220,579,797 $ 3,190,402,480 $ 497,911,601 $ 461,929,053
$ 118,941,076 $ 136,080,108 $ 4,875,763 $ 34,626,398
— 69,762,469 — 29,287,659
(127,529,523) (419,320,347) (35,704,844) (43,595,953)
(8,588,447) (213,477,770) (30,829,081) 20,318,104
$ (8,588,447) $ (213,477,770) $ (30,829,081) $ 20,318,104
11,097,201 11,519,463 139,099 967,454
— 6,593,806 — 940,214
(11,973,714) (38,249,034) (1,046,505) (1,254,520)
(876,513) (20,135,765) (907,406) 653,148
(876,513) (20,135,765) (907,406) 653,148

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - American Funds
NVIT American Funds Growth Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (1,530,952) $ (530,182)
Net realized gains 56,788,478 151,568,862
Net change in unrealized appreciation/depreciation 234,990,853 (638,827,257)
Change in net assets resulting from operations 290,248,379 (487,788,577)
Distributions to Shareholders From:
Distributable earnings:
Class II — (158,905,474)
Change in net assets from shareholder distributions — (158,905,474)
Change in net assets from capital transactions 15,072,956 193,007,245
Change in net assets 305,321,335 (453,686,806)
Net Assets:
Beginning of period 1,169,863,920 1,623,550,726
End of period $ 1,475,185,255 $ 1,169,863,920
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 67,681,082 $ 139,314,631
Dividends reinvested — 158,905,474
Cost of shares redeemed (52,608,126) (105,212,860)
Total Class II Shares 15,072,956 193,007,245
Change in net assets from capital transactions $ 15,072,956 $ 193,007,245
SHARE TRANSACTIONS:
Class II Shares
Issued 687,077 1,279,112
Reinvested — 1,687,611
Redeemed (531,274) (915,543)
Total Class II Shares 155,803 2,051,180
Total change in shares 155,803 2,051,180

American Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 17
NVIT American Funds Growth-Income Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 1,770,832 $ 34,448,652
194,521,299 382,521,888
314,277,215 (1,158,603,774)
510,569,346 (741,633,234)
— (93,869,175)
— (93,869,175)
(223,574,893) (26,143,937)
286,994,453 (861,646,346)
3,656,955,373 4,518,601,719
$ 3,943,949,826 $ 3,656,955,373
$ 4,263,064 $ 164,840,567
— 93,869,175
(227,837,957) (284,853,679)
(223,574,893) (26,143,937)
$ (223,574,893) $ (26,143,937)
72,824 2,973,864
— 1,727,760
(3,932,593) (4,799,848)
(3,859,769) (98,224)
(3,859,769) (98,224)

18 - Financial Highlights - June 30, 2023 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 24.92 $ 0.05 $ 1.63 $ 1.68 $ — $ — $ — $ 26.60 6.74% $ 6,318,935 0.63% 0.39% 0.79% 4.32%
12/31/2022 30.10 0.39 (4.54) (4.15) — (1.03) (1.03) 24.92 (13.74)% 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
12/31/2020 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) 26.69 12.00% 7,278,460 0.64% 1.26% 0.79% 3.67%
12/31/2019 23.61 0.38 4.39 4.77 (0.43) (1.80) (2.23) 26.15 20.78% 6,976,824 0.64% 1.50% 0.79% 7.91%
12/31/2018 26.52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) 23.61 (4.98)% 6,163,400 0.64% 1.24% 0.79% 6.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2023 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 10.44 $ 0.03 $ 0.09 $ 0.12 $ — $ — $ — $ 10.56 1.15% $ 3,220,580 0.64% 0.53% 0.79% 4.12%
12/31/2022 12.23 0.27 (1.83) (1.56) — (0.23) (0.23) 10.44 (12.80)% 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
12/31/2020 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) 12.63 9.21% 3,716,738 0.64% 1.69% 0.79% 13.80%
12/31/2019 11.07 0.26 0.74 1.00 (0.22) (0.04) (0.26) 11.81 8.98% 3,383,063 0.64% 2.23% 0.79% 7.14%
12/31/2018 11.50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) 11.07 (1.07)% 3,050,499 0.64% 2.08% 0.79% 2.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - June 30, 2023 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 31.94 $ (0.01) $ 4.81 $ 4.80 $ — $ — $ — $ 36.74 15.03% $ 497,912 0.65% (0.08)% 0.80% 7.39%
12/31/2022 45.52 0.10 (11.56) (11.46) — (2.12) (2.12) 31.94 (25.05)% 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
12/31/2020 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) 40.25 29.93% 527,787 0.65% (0.05)% 0.80% 6.83%
12/31/2019 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) 33.24 34.78% 450,562 0.65% 0.72% 0.80% 9.43%
12/31/2018 31.70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) 27.13 (9.42)% 346,304 0.66% 0.27% 0.81% 8.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2023 (Unaudited) - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 88.05 $ (0.11) $ 21.81 $ 21.70 $ — $ — $ — $ 109.75 24.65% $ 1,475,185 0.64% (0.23)% 0.79% 3.68%
12/31/2022 144.51 (0.04) (42.74) (42.78) — (13.68) (13.68) 88.05 (30.22)% 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
12/31/2020 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) 120.82 51.49% 1,127,052 0.64% (0.07)% 0.79% 15.34%
12/31/2019 78.84 0.30 22.00 22.30 (0.32) (13.25) (13.57) 87.57 30.28% 750,682 0.65% 0.35% 0.80% 9.42%
12/31/2018 87.78 0.03 0.54 0.57 (0.29) (9.22) (9.51) 78.84 (0.66)% 601,482 0.65% 0.03% 0.80% 13.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

22 - Financial Highlights - June 30, 2023 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 54.99 $ 0.03 $ 7.94 $ 7.97 $ — $ — $ — $ 62.96 14.49% $ 3,943,950 0.63% 0.10% 0.79% 5.75%
12/31/2022 67.84 0.52 (11.95) (11.43) — (1.42) (1.42) 54.99 (16.82)% 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
12/31/2020 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) 56.43 13.08% 3,993,782 0.64% 0.98% 0.79% 11.76%
12/31/2019 49.90 0.72 11.61 12.33 (0.76) (5.27) (6.03) 56.20 25.67% 3,727,052 0.64% 1.31% 0.79% 5.44%
12/31/2018 55.97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) 49.90 (2.18)% 2,905,591 0.64% 1.03% 0.79% 8.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of June 30, 2023 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 24.99%
American Funds Bond American Funds The Bond Fund of America 30.55%
American Funds Global Growth American Global Growth Fund 6.70%
American Funds Growth American Growth Fund 4.01%
American Funds Growth-Income American Growth-Income Fund 11.00%

24 - Notes to Financial Statements - June 30, 2023 (Unaudited) - American Funds
of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Semiannual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of June 30, 2023, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.

American Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 25
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities) from exceeding the amounts listed in the following table until November 12, 2023.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $1,723,836 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Fund Classes
Amount
(annual rate)
American Funds Asset Allocation Class II 1.03%
American Funds Growth Class II 1.11
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

26 - Notes to Financial Statements - June 30, 2023 (Unaudited) - American Funds
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $32,597.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 7,735,655
American Funds Bond 4,094,389
American Funds Global Growth 595,149
American Funds Growth 1,627,128
American Funds Growth-Income 4,626,806

American Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 27
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pay a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Fund Purchases
*
Sales
American Funds Asset Allocation $ 270,369,246 $ 364,945,447
American Funds Bond 135,447,470 135,392,474
American Funds Global Growth 41,014,709 35,536,919
American Funds Growth 139,187,403 48,577,112
American Funds Growth-Income 215,517,017 238,165,354
* Purchases include reinvestments of income and realized gain distributions, as applicable.

28 - Notes to Financial Statements - June 30, 2023 (Unaudited) - American Funds
9. Federal Tax Information
As of June 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,247,933,403 $ 1,074,571,325 $ – $ 1,074,571,325
American Funds Bond 3,709,219,287 – (486,798,534) (486,798,534)
American Funds Global Growth 431,293,314 66,946,589 – 66,946,589
American Funds Growth 1,379,515,667 96,481,749 – 96,481,749
American Funds Growth-Income 3,234,101,171 712,027,007 – 712,027,007

American Funds - June 30, 2023 (Unaudited) - Supplemental Information - 29
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

American Funds - June 30, 2023 (Unaudited) - Management Information - 31
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

32 - Management Information - June 30, 2023 (Unaudited) - American Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

American Funds - June 30, 2023 (Unaudited) - Management Information - 33
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

34 - Market Index Definitions - June 30, 2023 (Unaudited) - American Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

American Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 35
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

36 - Market Index Definitions - June 30, 2023 (Unaudited) - American Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

American Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 37
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

38 - Market Index Definitions - June 30, 2023 (Unaudited) - American Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AMF (8-23)

American Funds
Insurance Series®

Semi-annual report
for the six months ended
June 30, 2023

CAPITAL GROUP® | AMERICAN FUNDS®

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2023, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, refer to capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors
2	Results at a glance
Investment portfolios
28	Global Growth Fund
32	Global Small Capitalization Fund
39	Growth Fund
46	International Fund
51	New World Fund®
65	Washington Mutual Investors Fund
70	Capital World Growth and Income Fund®
78	Growth-Income Fund
84	International Growth and Income Fund
91	Capital Income Builder®
112	Asset Allocation Fund
144	American Funds Global Balanced Fund
162	The Bond Fund of America®
196	Capital World Bond Fund®
217	American High-Income Trust®
236	American Funds Mortgage Fund®
244	Ultra-Short Bond Fund
246	U.S. Government Securities Fund®
258	Managed Risk Growth Fund
260	Managed Risk International Fund
262	Managed Risk Washington Mutual Investors Fund
264	Managed Risk Growth-Income Fund
266	Managed Risk Asset Allocation Fund
268	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	15.37%	20.63%	9.76%	11.20%	9.98%
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.59
Global Small Capitalization Fund	4/30/98	11.56	15.84	4.39	7.34	8.69
MSCI All Country World Small Cap Index[1]		8.02	13.02	4.53	7.62	7.43
Growth Fund	2/8/84	25.02	25.10	14.32	15.36	13.12
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44
International Fund	5/1/90	12.49	15.34	1.59	5.06	7.34
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	5.49
New World Fund	6/17/99	11.97	14.71	5.76	5.96	7.79
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	5.47
Washington Mutual Investors Fund	7/5/01	7.89	13.59	8.91	10.90	7.18
S&P 500 Index[2]		16.89	19.59	12.31	12.86	8.15
Capital World Growth and Income Fund	5/1/06	12.54	18.35	7.02	8.53	6.95
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.24
Growth-Income Fund	2/8/84	14.84	19.70	9.72	12.11	11.26
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44
International Growth and Income Fund	11/18/08	10.31	15.75	3.27	4.48	7.39
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	7.18
Capital Income Builder	5/1/14	3.67	6.81	5.56	–	4.50
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		10.30	11.20	6.15	–	5.88
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	–	7.59
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	–	1.29
Asset Allocation Fund	8/1/89	7.07	10.36	6.80	8.04	8.31
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		10.81	11.24	7.94	8.45	8.37
S&P 500 Index[2]		16.89	19.59	12.31	12.86	10.12
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	5.09
American Funds Global Balanced Fund	5/2/11	7.74	10.29	5.31	6.01	5.66
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		8.82	9.25	4.62	5.46	4.76
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	7.55
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	0.19
The Bond Fund of America	1/2/96	1.55	–1.04	1.69	2.03	4.03
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	4.17
Capital World Bond Fund	10/4/06	1.57	–0.10	–0.91	0.42	2.42
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	2.07
American High-Income Trust	2/8/84	4.37	8.42	4.19	4.43	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		5.38	9.07	3.34	4.43	N/A
American Funds Mortgage Fund	5/2/11	0.97	–2.25	0.82	1.45	1.66
Bloomberg U.S. Mortgage Backed Securities Index[4]		1.87	–1.52	0.03	1.13	1.34
Ultra-Short Bond Fund	2/8/84	2.29	3.65	1.30	0.73	3.18
Bloomberg Short–Term Government/Corporate Index[4]		2.19	3.27	1.63	1.13	N/A
U.S. Government Securities Fund	12/2/85	0.38	–3.58	1.15	1.45	5.12
Bloomberg U.S. Government/Mortgage-Backed Securities Index[4]		1.69	–1.86	0.30	1.05	5.42

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Managed Risk Growth Fund	5/1/13	14.20%	10.63%	8.33%	9.18%	9.11%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		11.56	12.05	7.74	8.70	8.64
Managed Risk International Fund	5/1/13	4.83	5.34	–1.28	1.52	1.29
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		7.63	10.20	2.24	3.29	2.68
Managed Risk Washington Mutual Investors Fund	5/1/13	3.41	4.01	3.45	5.62	5.54
S&P 500 Managed Risk Index — Moderate[7]		10.42	10.53	6.99	7.90	7.81
Managed Risk Growth-Income Fund	5/1/13	8.67	7.55	5.35	7.29	7.22
S&P 500 Managed Risk Index — Moderate [7]		10.42	10.53	6.99	7.90	7.81
Managed Risk Asset Allocation Fund	9/28/12	4.40	5.19	4.01	5.51	6.07
S&P 500 Managed Risk Index — Moderate Conservative[7]		9.36	9.11	6.28	7.17	7.33

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2024. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2024, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors Fund and American Funds Insurance Series – U.S. Government Securities Fund. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio
Class 1	15.37%	20.63%	9.76%	11.20%	9.98%	0.52%	0.41%
Class 1A	15.22	20.30	9.48	10.93	9.71	0.77	0.66
Class 2	15.25	20.32	9.49	10.93	9.71	0.77	0.66
Class 4	15.09	20.00	9.21	10.66	9.45	1.02	0.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio
Class 1	11.56%	15.84%	4.39%	7.34%	8.69%	0.70%	0.66%
Class 1A	11.43	15.54	4.13	7.08	8.43	0.95	0.91
Class 2	11.42	15.58	4.13	7.08	8.43	0.95	0.91
Class 4	11.20	15.20	3.85	6.80	8.15	1.20	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	25.02%	25.10%	14.32%	15.36%	13.12%	0.34%
Class 1A	24.86	24.78	14.03	15.08	12.84	0.59
Class 2	24.87	24.80	14.03	15.07	12.84	0.59
Class 3	24.91	24.90	14.11	15.16	12.92	0.52
Class 4	24.72	24.48	13.75	14.79	12.56	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	12.49%	15.34%	1.59%	5.06%	7.34%	0.53%
Class 1A	12.38	15.09	1.34	4.80	7.07	0.78
Class 2	12.38	15.06	1.33	4.79	7.07	0.78
Class 3	12.42	15.15	1.40	4.86	7.15	0.71
Class 4	12.27	14.83	1.08	4.53	6.81	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio
Class 1	11.97%	14.71%	5.76%	5.96%	7.79%	0.64%	0.57%
Class 1A	11.85	14.40	5.49	5.70	7.53	0.89	0.82
Class 2	11.85	14.42	5.50	5.69	7.53	0.89	0.82
Class 4	11.72	14.13	5.24	5.43	7.26	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	9

Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023†

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Gross expense ratio	Net expense ratio
Class 1	7.89%	13.59%	8.91%	10.90%	7.18%	0.40%	0.25%
Class 1A	7.71	13.32	8.64	10.63	6.91	0.65	0.50
Class 2	7.67	13.31	8.64	10.62	6.90	0.65	0.50
Class 4	7.54	13.05	8.38	10.37	6.67	0.90	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

10	American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio
Class 1	12.54%	18.35%	7.02%	8.53%	6.95%	0.53%	0.42%
Class 1A	12.39	18.09	6.77	8.28	6.69	0.78	0.67
Class 2	12.44	18.10	6.76	8.28	6.68	0.78	0.67
Class 4	12.28	17.75	6.50	8.00	6.43	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	14.84%	19.70%	9.72%	12.11%	11.26%	0.28%
Class 1A	14.68	19.39	9.45	11.84	10.98	0.53
Class 2	14.70	19.41	9.45	11.83	10.98	0.53
Class 3	14.74	19.48	9.52	11.91	11.06	0.46
Class 4	14.55	19.10	9.17	11.55	10.71	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	10.31%	15.75%	3.27%	4.48%	7.39%	0.55%
Class 1A	10.21	15.43	3.00	4.22	7.12	0.80
Class 2	10.20	15.53	3.01	4.22	7.12	0.80
Class 4	10.10	15.17	2.74	3.97	6.87	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio
Class 1	3.67%	6.81%	5.56%	4.50%	0.41%	0.27%
Class 1A	3.54	6.55	5.30	4.25	0.66	0.52
Class 2	3.55	6.46	5.31	4.31	0.66	0.52
Class 4	3.51	6.30	5.05	3.99	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	7.07%	10.36%	6.80%	8.04%	8.31%	0.30%
Class 1A	6.97	10.07	6.53	7.78	8.05	0.55
Class 2	6.89	10.07	6.53	7.77	8.04	0.55
Class 3	6.99	10.19	6.61	7.85	8.12	0.48
Class 4	6.81	9.79	6.27	7.52	7.79	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	15

American Funds Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	7.74%	10.29%	5.31%	6.01%	5.66%	0.51%	0.50%
Class 1A	7.65	10.12	5.06	5.78	5.42	0.76	0.75
Class 2	7.64	10.02	5.05	5.75	5.40	0.76	0.75
Class 4	7.55	9.87	4.79	5.59	5.23	1.01	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

16	American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio
Class 1	1.55%	–1.04%	1.69%	2.03%	4.03%	0.38%	0.21%
Class 1A	1.42	–1.29	1.44	1.79	3.77	0.63	0.46
Class 2	1.53	–1.22	1.46	1.79	3.77	0.63	0.46
Class 4	1.40	–1.45	1.18	1.53	3.52	0.88	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio
Class 1	1.57%	–0.10%	–0.91%	0.42%	2.42%	0.47%
Class 1A	1.47	–0.31	–1.16	0.19	2.18	0.72
Class 2	1.48	–0.31	–1.17	0.16	2.17	0.72
Class 4	1.29	–0.63	–1.42	–0.06	1.94	0.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

18	American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio
Class 1	4.37%	8.42%	4.19%	4.43%	8.17%	0.44%	0.30%
Class 1A	4.36	8.31	3.95	4.18	7.91	0.69	0.55
Class 2	4.30	8.19	3.94	4.17	7.90	0.69	0.55
Class 3	4.43	8.41	4.03	4.25	7.98	0.62	0.48
Class 4	4.16	7.92	3.67	3.93	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	0.97%	–2.25%	0.82%	1.45%	1.66%	0.40%	0.30%
Class 1A	0.83	–2.51	0.57	1.20	1.41	0.65	0.55
Class 2	0.83	–2.43	0.56	1.20	1.41	0.65	0.55
Class 4	0.70	–2.67	0.31	0.97	1.20	0.90	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	2.29%	3.65%	1.30%	0.73%	3.18%	0.30%
Class 1A	2.21	3.56	1.28	0.63	2.97	0.55
Class 2	2.14	3.43	1.05	0.47	2.93	0.55
Class 3	2.22	3.53	1.11	0.56	3.00	0.48
Class 4	2.07	3.10	0.79	0.28	2.69	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

Commercial paper	49.2%
Federal agency bills & notes	21.2
Bonds & notes of governments & government agencies outside the U.S.	17.0
U.S. Treasury bills	10.3
Other assets less liabilities	2.3
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio
Class 1	0.38%	–3.58%	1.15%	1.45%	5.12%	0.34%	0.24%
Class 1A	0.15	–3.93	0.89	1.20	4.86	0.59	0.49
Class 2	0.14	–3.90	0.88	1.18	4.85	0.59	0.49
Class 3	0.25	–3.77	0.96	1.26	4.93	0.52	0.42
Class 4	0.10	–4.06	0.66	0.96	4.60	0.84	0.74

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	14.20%	10.63%	8.33%	9.18%	9.11%	0.74%	0.69%
Class P2	14.06	10.31	8.03	8.87	8.80	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	4.83%	5.34%	–1.28%	1.52%	1.29%	0.93%	0.86%
Class P2	4.81	5.18	–1.53	1.17	0.95	1.18	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	3.41%	4.01%	3.45%	5.62%	5.54%	0.68%	0.63%
Class P2	3.29	3.74	3.16	5.28	5.20	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	8.67%	7.55%	5.35%	7.29%	7.22%	0.67%	0.62%
Class P2	8.50	7.31	5.07	6.98	6.92	0.92	0.87

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	4.40%	5.19%	4.01%	5.51%	6.07%	0.70%	0.65%
Class P2	4.32	4.97	3.76	5.25	5.81	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.23%	Shares	Value (000)
Information technology 24.52%
Microsoft Corp.	1,640,250	$558,571
ASML Holding NV	436,031	315,630
ASML Holding NV (New York registered) (ADR)	209,558	151,877
Taiwan Semiconductor Manufacturing Company, Ltd.	9,924,200	184,941
Applied Materials, Inc.	875,000	126,472
Apple, Inc.	444,471	86,214
TE Connectivity, Ltd.	512,664	71,855
Broadcom, Inc.	75,950	65,881
NVIDIA Corp.	155,250	65,674
Samsung Electronics Co., Ltd.	785,100	43,272
Hexagon AB, Class B	2,733,712	33,661
Keyence Corp.	69,400	32,820
Capgemini SE	125,727	23,818
EPAM Systems, Inc.[1]	93,560	21,028
Shopify, Inc., Class A, subordinate voting shares[1]	178,500	11,531
Arista Networks, Inc.[1]	65,356	10,592
Salesforce, Inc.[1]	47,600	10,056
Synopsys, Inc.[1]	22,000	9,579
		1,823,472

Health care 19.49%
Novo Nordisk AS, Class B	1,758,912	284,089
UnitedHealth Group, Inc.	306,020	147,085
DexCom, Inc.[1]	969,700	124,616
ResMed, Inc.	509,000	111,217
Eli Lilly and Company	155,740	73,039
The Cigna Group	259,119	72,709
Merck & Co., Inc.	620,000	71,542
Regeneron Pharmaceuticals, Inc.[1]	95,036	68,287
AstraZeneca PLC	474,010	67,896
Pfizer, Inc.	1,632,219	59,870
Centene Corp.[1]	582,500	39,290
Gilead Sciences, Inc.	457,317	35,245
Mettler-Toledo International, Inc.[1]	25,400	33,316
Sanofi	291,000	31,196
Seagen, Inc.[1]	123,825	23,831
Bayer AG	363,860	20,116
Alnylam Pharmaceuticals, Inc.[1]	104,200	19,792
Danaher Corp.	75,500	18,120
EssilorLuxottica SA	88,074	16,668
Argenx SE (ADR)[1]	42,300	16,486
Zoetis, Inc., Class A	90,200	15,533
Vertex Pharmaceuticals, Inc.[1]	43,700	15,379
Revance Therapeutics, Inc.[1]	597,000	15,110
Catalent, Inc.[1]	287,200	12,453
agilon health, Inc.[1]	577,000	10,005
Virbac SA	33,154	9,798
Siemens Healthineers AG	163,670	9,263
Thermo Fisher Scientific, Inc.	17,472	9,116
Olympus Corp.	567,000	8,975
Bachem Holding AG2	93,403	8,156
Viatris, Inc.	110,678	1,105
EUROAPI[1]	5,869	67
		1,449,370

Consumer discretionary 15.10%
Chipotle Mexican Grill, Inc.[1]	136,100	291,118
LVMH Moët Hennessy-Louis Vuitton SE	221,218	208,769
Floor & Decor Holdings, Inc., Class A1	914,698	95,092
Cie. Financière Richemont SA, Class A	423,330	71,828
Renault SA	1,688,781	71,256
Prosus NV, Class N	664,993	48,663

28	American Funds Insurance Series

Global Growth Fund (continued)

		Value
Common stocks(continued)	Shares	(000)
Consumer discretionary (continued)
Evolution AB	367,568	$46,578
Booking Holdings, Inc.[1]	16,000	43,205
MGM China Holdings, Ltd.[1,2]	27,294,400	31,978
NIKE, Inc., Class B	266,500	29,414
MercadoLibre, Inc.[1]	22,250	26,357
Coupang, Inc., Class A1	1,445,604	25,153
Wynn Macau, Ltd.[1]	21,430,000	19,515
Amazon.com, Inc.[1]	147,000	19,163
Home Depot, Inc.	59,500	18,483
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,434,100	17,510
Tractor Supply Co.	75,200	16,627
Tesla, Inc.[1]	60,000	15,706
Moncler SpA	217,370	15,041
IDP Education, Ltd.[2]	802,377	11,865
		1,123,321

Financials 9.55%
Tradeweb Markets, Inc., Class A	1,527,288	104,589
AIA Group, Ltd.	9,002,200	91,851
3i Group PLC	2,792,000	69,337
Fiserv, Inc.[1]	497,600	62,772
AXA SA	1,692,893	50,014
Aon PLC, Class A	96,600	33,346
Prudential PLC	2,203,282	31,071
Blackstone, Inc.	312,000	29,007
Société Générale	1,011,450	26,330
Citigroup, Inc.	569,715	26,230
Ping An Insurance (Group) Company of China, Ltd., Class H	3,855,500	24,703
HDFC Bank, Ltd.	1,098,800	22,830
Banco Santander, SA	5,334,500	19,794
Mastercard, Inc., Class A	49,000	19,272
London Stock Exchange Group PLC	165,000	17,484
Adyen NV1	10,022	17,364
Visa, Inc., Class A	70,197	16,670
Zurich Insurance Group AG	32,005	15,206
Wells Fargo & Company	347,300	14,823
AU Small Finance Bank, Ltd.	1,416,725	13,021
The Carlyle Group, Inc.	95,600	3,054
Jackson Financial, Inc., Class A	44,327	1,357
Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	–	[4]
		710,125

Industrials 7.97%
Carrier Global Corp.	1,366,400	67,924
Boeing Company[1]	309,100	65,270
Caterpillar, Inc.	231,600	56,985
MTU Aero Engines AG	167,000	43,270
Alliance Global Group, Inc.	156,400,700	38,027
Airbus SE, non-registered shares	245,400	35,474
DSV A/S	157,870	33,224
Nidec Corp.	599,400	32,947
Safran SA	156,300	24,556
GT Capital Holdings, Inc.	2,454,611	22,927
NIBE Industrier AB, Class B	2,142,588	20,365
Rentokil Initial PLC	2,380,000	18,589
Techtronic Industries Co., Ltd.	1,679,500	18,377
Daikin Industries, Ltd.	74,600	15,228
Canadian Pacific Kansas City, Ltd. (CAD denominated)	183,000	14,781
ASSA ABLOY AB, Class B	611,000	14,667
SMC Corp.	22,500	12,505
L3Harris Technologies, Inc.	62,600	12,255
Recruit Holdings Co., Ltd.	382,400	12,204

American Funds Insurance Series	29

Global Growth Fund (continued)

		Value
Common stocks(continued)	Shares	(000)
Industrials (continued)
BayCurrent Consulting, Inc.	321,000	$12,060
Rheinmetall AG	37,223	10,220
Schneider Electric SE	33,509	6,108
TransDigm Group, Inc.	5,500	4,918
		592,881

Consumer staples 7.86%
Philip Morris International, Inc.	1,478,000	144,282
Keurig Dr Pepper, Inc.	2,125,530	66,465
Kweichow Moutai Co., Ltd., Class A	278,166	64,860
Altria Group, Inc.	1,248,500	56,557
Pernod Ricard SA	216,053	47,735
British American Tobacco PLC	1,383,000	45,883
Nestlé SA	360,086	43,327
Monster Beverage Corp.[1]	634,204	36,429
Carrefour SA, non-registered shares	1,055,594	20,005
Costco Wholesale Corp.	35,970	19,366
Dollar Tree Stores, Inc.[1]	95,000	13,632
Simply Good Foods Co.[1]	263,800	9,652
Bunge, Ltd.	85,000	8,020
Target Corp.	60,500	7,980
		584,193

Materials 3.96%
Sherwin-Williams Company	385,500	102,358
Linde PLC	169,940	64,761
SIG Group AG1	1,798,000	49,691
Vale SA, ordinary nominative shares	1,577,389	21,156
Shin-Etsu Chemical Co., Ltd.	552,500	18,363
First Quantum Minerals, Ltd.	706,200	16,707
Corteva, Inc.	201,300	11,535
DSM-Firmenich AG	93,100	10,019
		294,590

Communication services 3.44%
Alphabet, Inc., Class A1	1,180,100	141,258
Meta Platforms, Inc., Class A1	247,923	71,149
Publicis Groupe SA	273,000	21,297
Tencent Holdings, Ltd.	297,100	12,645
Bharti Airtel, Ltd.	868,779	9,319
		255,668

Energy 3.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,647,615	92,632
Cenovus Energy, Inc. (CAD denominated)	3,151,200	53,521
Reliance Industries, Ltd.	1,080,600	33,693
Schlumberger NV	335,000	16,455
Exxon Mobil Corp.	152,500	16,356
TotalEnergies SE	200,300	11,480
Halliburton Co.	235,128	7,757
Gaztransport & Technigaz SA	75,000	7,637
Gazprom PJSC[3]	8,346,000	–	[4]
LUKOIL Oil Co. PJSC[3]	246,300	–	[4]
		239,531

Utilities 0.12%
Brookfield Infrastructure Partners, LP	247,500	9,046
Total common stocks (cost: $4,481,950,000)		7,082,197

30	American Funds Insurance Series

Global Growth Fund (continued)

		Value
Preferred securities 1.30%	Shares	(000)
Health care 1.05%
Sartorius AG, nonvoting non-registered preferred shares[2]	228,400	$78,324

Information technology 0.25%
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,440
Total preferred securities (cost: $24,068,000)		96,764

Short-term securities 3.62%
Money market investments 3.50%
Capital Group Central Cash Fund 5.15%[5,6]	2,604,985	260,524

Money market investments purchased with collateral from securities on loan 0.12%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[5,7]	4,605,002	4,605
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[5,7]	4,045,720	4,046
		8,651
Total short-term securities (cost: $269,145,000)		269,175

Total investment securities 100.15% (cost: $4,775,163,000)		7,448,136
Other assets less liabilities (0.15)%		(11,283)
Net assets 100.00%		$7,436,853

Investments in affiliates6

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.50%
Money market investments 3.50%
Capital Group Central Cash Fund 5.15%[5]	$164,535	$813,362	$717,405	$28	$4	$260,524	$5,675

[1]	Security did not produce income during the last 12 months.

[2]	All or a portion of this security was on loan. The total value of all such securities was $11,345,000, which represented .15% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.

[5]	Rate represents the seven-day yield at 6/30/2023.

[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series	31

Global Small Capitalization Fund
Investment portfolio June 30, 2023	unaudited

		Value
Common stocks 95.88%	Shares	(000)
Industrials 19.93%
International Container Terminal Services, Inc.	11,690,490	$43,117
Visional, Inc.[1]	542,250	30,019
Saia, Inc.[1]	80,994	27,733
IMCD NV	177,337	25,508
Interpump Group SpA	454,700	25,289
Trelleborg AB, Class B	982,292	23,839
Cleanaway Waste Management, Ltd.	12,501,414	21,637
Instalco AB	4,098,065	20,452
Stericycle, Inc.[1]	415,970	19,318
Fasadgruppen Group AB	2,370,503	18,648
Wizz Air Holdings PLC[1]	487,387	16,953
The AZEK Co., Inc., Class A1	526,835	15,958
Diploma PLC	413,200	15,689
Ceridian HCM Holding, Inc.[1]	211,500	14,164
Dürr AG	426,625	13,799
EuroGroup Laminations SpA[1]	1,841,164	13,197
Rumo SA	2,802,100	12,992
CG Power and Industrial Solutions, Ltd.	2,709,008	12,514
Woodward, Inc.	105,000	12,486
Melrose Industries PLC	1,755,389	11,300
Hensoldt AG	337,689	11,084
Alfen NV1,2	162,431	10,926
Reliance Worldwide Corp., Ltd.	3,875,607	10,661
ALS, Ltd.	1,330,332	9,935
Engcon AB, Class B	1,070,647	9,547
Cargotec OYJ, Class B, non-registered shares	165,450	9,086
Comfort Systems USA, Inc.	55,327	9,085
Daiseki Co., Ltd.	313,600	8,846
XPO, Inc.[1]	142,400	8,402
Japan Airport Terminal Co., Ltd.	184,700	8,361
Boyd Group Services, Inc.	40,993	7,821
Addtech AB, Class B	353,050	7,695
Carel Industries SpA	252,900	7,627
Centre Testing International Group Co., Ltd.	2,684,839	7,214
GVS SpA[1,2]	1,192,262	7,210
Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	6,971
Trex Co., Inc.[1]	102,977	6,751
Godrej Industries Ltd.[1]	1,032,000	6,521
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	6,420
KEI Industries, Ltd.	225,049	6,371
Burckhardt Compression Holding AG	9,963	5,849
SIS, Ltd.[1]	1,128,949	5,820
First Advantage Corp.[1]	361,017	5,563
Harsha Engineers International, Ltd.	970,777	5,448
ICF International, Inc.	43,592	5,422
DL E&C Co., Ltd.	177,600	4,713
Sulzer AG	54,789	4,713
Japan Elevator Service Holdings Co., Ltd.	331,056	4,350
Atkore, Inc.[1]	22,400	3,493
TELUS International (Cda), Inc., subordinate voting shares[1]	228,852	3,474
Dätwyler Holding, Inc., non-registered shares	16,159	3,447
NORMA Group SE, non-registered shares	153,947	2,842
Aalberts NV, non-registered shares	64,502	2,715
LIXIL Corp.	196,500	2,496
Antares Vision SpA[1]	281,100	2,113
ManpowerGroup, Inc.	22,631	1,797
Matson, Inc.	8,674	674
		626,075

32	American Funds Insurance Series

Global Small Capitalization Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Consumer discretionary 19.22%
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,600,384	$43,961
Skechers USA, Inc., Class A1	700,000	36,862
Thor Industries, Inc.	340,472	35,239
DraftKings, Inc., Class A1	1,286,908	34,193
Five Below, Inc.[1]	165,181	32,465
Mattel, Inc.[1]	1,400,000	27,356
YETI Holdings, Inc.[1]	613,869	23,843
Entain PLC	1,424,930	23,141
TopBuild Corp.[1]	82,261	21,883
Evolution AB	164,961	20,904
Light & Wonder, Inc.[1]	299,658	20,604
NEXTAGE Co., Ltd.[2]	1,036,500	20,150
Wyndham Hotels & Resorts, Inc.	279,778	19,184
Asbury Automotive Group, Inc.[1]	74,351	17,875
Inchcape PLC	1,740,829	17,205
WH Smith PLC	828,756	16,343
HUGO BOSS AG	208,981	16,313
Lands’ End, Inc.[1,3]	2,100,000	16,296
Helen of Troy, Ltd.[1]	141,542	15,289
Domino’s Pizza Enterprises, Ltd.	471,514	14,592
Kindred Group PLC (SDR)	1,164,011	12,401
Golden Entertainment, Inc.[1]	256,800	10,734
Shoei Co., Ltd.	563,400	10,444
MRF, Ltd.	8,205	10,132
Musti Group OYJ	495,800	9,693
Tongcheng Travel Holdings, Ltd.[1]	4,538,400	9,525
NOK Corp.	602,000	8,826
Tube Investments of India, Ltd.	204,200	7,908
On Holding AG, Class A1	238,410	7,868
Compagnie Plastic Omnium SA	337,633	5,939
Ariston Holding NV	545,355	5,771
Melco International Development, Ltd.[1]	6,130,000	5,711
Haichang Ocean Park Holdings, Ltd.[1]	30,194,000	4,593
Chervon Holdings, Ltd.	1,048,800	4,151
IDP Education, Ltd.	246,810	3,650
Elior Group SA1	1,153,174	3,303
Persimmon PLC	251,990	3,285
Everi Holdings, Inc.[1]	174,900	2,529
First Watch Restaurant Group, Inc.[1]	105,725	1,787
Arco Platform, Ltd., Class A1,2	131,900	1,601
		603,549

Information technology 18.76%
eMemory Technology, Inc.	594,430	42,527
Wolfspeed, Inc.[1]	705,981	39,245
Confluent, Inc., Class A1	1,096,085	38,703
Rogers Corp.[1]	171,112	27,708
PAR Technology Corp.[1,2]	837,615	27,583
GitLab, Inc., Class A1	512,260	26,182
Nordic Semiconductor ASA[1]	2,041,037	24,786
ALTEN SA, non-registered shares	142,299	22,426
Net One Systems Co., Ltd.	973,456	21,401
SUMCO Corp.[2]	1,466,300	20,754
Credo Technology Group Holding, Ltd.[1]	1,159,609	20,108
Tanla Platforms, Ltd.	1,327,291	16,572
Pegasystems, Inc.	309,854	15,276
Silicon Laboratories, Inc.[1]	95,000	14,985
Smartsheet, Inc., Class A1	346,627	13,262
Alphawave IP Group PLC[1]	7,104,698	12,974
MACOM Technology Solutions Holdings, Inc.[1]	190,000	12,451
CCC Intelligent Solutions Holdings, Inc.[1]	1,033,074	11,581
Kingdee International Software Group Co., Ltd.[1]	8,134,224	10,921

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Information technology (continued)
SHIFT, Inc.[1]	59,200	$10,817
Qorvo, Inc.[1]	104,345	10,646
MongoDB, Inc., Class A1	23,300	9,576
SINBON Electronics Co., Ltd.	797,550	9,491
BE Semiconductor Industries NV	86,402	9,367
Semtech Corp.[1]	362,319	9,225
INFICON Holding AG	7,397	8,923
Keywords Studios PLC	344,606	7,927
Unity Software, Inc.[1,2]	171,112	7,430
Xiamen Faratronic Co., Ltd., Class A	384,267	7,265
Topicus.com, Inc., subordinate voting shares[1]	87,540	7,180
LEM Holding SA	2,850	7,133
Tokyo Seimitsu Co., Ltd.	125,600	6,953
Extreme Networks, Inc.[1]	259,796	6,768
SentinelOne, Inc., Class A1	447,038	6,750
Cognex Corp.	116,600	6,532
OVH Groupe SAS[1,2]	591,394	6,106
Bentley Systems, Inc., Class B	111,857	6,066
MKS Instruments, Inc.	48,570	5,250
Kingboard Laminates Holdings, Ltd.	4,498,000	4,242
Softcat PLC	222,430	3,999
Globant SA1	17,730	3,186
Aspen Technology, Inc.[1]	17,052	2,858
GlobalWafers Co., Ltd.	145,000	2,327
Kingboard Holdings, Ltd.	710,000	1,946
Yotpo, Ltd.[1,4,5]	678,736	923
Maruwa Co., Ltd.	5,300	822
		589,153

Health care 14.73%
Haemonetics Corp.[1]	1,011,991	86,161
Insulet Corp.[1]	251,425	72,496
CONMED Corp.	214,975	29,213
Max Healthcare Institute, Ltd.[1]	3,187,586	23,317
Vaxcyte, Inc.[1]	319,731	15,967
Integra LifeSciences Holdings Corp.[1]	385,860	15,870
Hapvida Participações e Investimentos SA1	16,873,150	15,435
DiaSorin Italia SpA	134,308	13,978
iRhythm Technologies, Inc.[1]	132,230	13,794
Ambu AS, Class B, non-registered shares[1]	752,899	12,316
Bachem Holding AG	135,555	11,837
ICON PLC[1]	46,061	11,524
CompuGroup Medical SE & Co. KGaA	228,815	11,256
The Ensign Group, Inc.	114,846	10,963
Glenmark Pharmaceuticals, Ltd.[1]	1,222,353	10,084
Penumbra, Inc.[1]	28,870	9,933
Denali Therapeutics, Inc.[1]	327,907	9,677
Ocumension Therapeutics[1,2]	9,650,966	9,415
Guardant Health, Inc.[1]	243,104	8,703
New Horizon Health, Ltd.[1,2]	2,328,844	8,167
Encompass Health Corp.	117,866	7,981
Inhibrx, Inc.[1]	263,236	6,834
Netcare, Ltd.	8,818,088	6,750
Angelalign Technology, Inc.[2]	640,800	6,000
CanSino Biologics, Inc., Class H	1,678,600	5,627
Hypera SA, ordinary nominative shares	582,885	5,601
Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,692
Medmix AG	171,454	4,534
Masimo Corp.[1]	23,687	3,898
Amplifon SpA[2]	97,143	3,565

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Health care (continued)
Nordhealth AS, Class A1,2	1,279,999	$2,972
Amvis Holdings, Inc.	122,400	2,786
IDEAYA Biosciences, Inc.[1]	47,360	1,113
		462,459

Financials 8.93%
Cholamandalam Investment and Finance Co., Ltd.	2,859,647	39,809
Eurobank Ergasias Services and Holdings SA1	15,339,241	25,283
HDFC Asset Management Co., Ltd.	780,039	21,841
Euronet Worldwide, Inc.[1]	144,187	16,923
Stifel Financial Corp.	271,050	16,174
Star Health & Allied Insurance Co., Ltd.[1]	2,131,169	15,219
IIFL Finance, Ltd.	2,116,842	13,065
Janus Henderson Group PLC	440,000	11,990
Fukuoka Financial Group, Inc.	572,200	11,811
360 ONE WAM, Ltd.	2,054,000	11,376
SiriusPoint, Ltd.[1]	1,100,000	9,933
Essent Group, Ltd.	200,000	9,360
Bridgepoint Group PLC	3,459,845	8,896
Remgro, Ltd.	1,137,720	8,890
Five-Star Business Finance, Ltd.[1]	993,023	7,850
Patria Investments, Ltd., Class A2	508,200	7,267
Vontobel Holding AG	95,492	6,070
Aptus Value Housing Finance India, Ltd.	1,816,424	5,502
Aditya Birla Capital, Ltd.[1]	2,125,733	5,094
AvidXchange Holdings, Inc.[1]	489,768	5,084
Aavas Financiers, Ltd.[1]	268,552	5,041
AU Small Finance Bank, Ltd.	483,716	4,446
Glacier Bancorp, Inc.	123,330	3,844
Banco del Bajio, SA	1,000,000	3,039
Bolsa Mexicana de Valores, SAB de CV, Series A	1,373,300	2,850
Marqeta, Inc., Class A1	355,670	1,732
Capitec Bank Holdings, Ltd.	15,161	1,263
Independent Bank Group, Inc.	20,402	705
		280,357

Materials 3.97%
JSR Corp.	635,535	18,271
LANXESS AG	534,455	16,093
Zeon Corp.	1,648,100	15,980
PI Industries, Ltd.	188,382	9,011
Resonac Holdings Co., Ltd.	478,200	7,778
Kaneka Corp.	274,500	7,704
Huhtamäki OYJ	225,000	7,390
Gujarat Fluorochemicals, Ltd.[1]	197,025	7,049
Navin Fluorine International, Ltd.	125,000	6,864
Vidrala, SA, non-registered shares	64,918	6,125
Materion Corp.	51,409	5,871
Livent Corp.[1]	198,353	5,441
Lundin Mining Corp.	600,000	4,701
Mayr-Melnhof Karton AG, non-registered shares	17,479	2,559
Recticel SA/NV	175,000	2,082
Toyo Gosei Co., Ltd.	26,500	1,896
		124,815

Real estate 2.65%
Altus Group, Ltd.[2]	551,189	18,278
Embassy Office Parks REIT	4,939,400	17,527
Macrotech Developers, Ltd.	1,165,394	9,671
ESR-Logos REIT	36,822,373	9,122
JHSF Participações SA	5,823,950	6,191
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	6,164

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Real estate (continued)
Fibra Uno Administración REIT, SA de CV	3,400,000	$4,966
Mindspace Business Parks REIT	1,250,000	4,705
TAG Immobilien AG1	410,076	3,875
Ayala Land, Inc.	3,718,100	1,639
St. Joe Co.	20,462	989
		83,127

Communication services 2.44%
Lions Gate Entertainment Corp., Class B1	3,059,785	25,549
Indosat Tbk PT	38,135,167	21,944
JCDecaux SE1	976,059	19,351
Rightmove PLC	816,439	5,423
Trustpilot Group PLC[1]	2,966,832	2,568
IHS Holding, Ltd.[1]	192,833	1,886
		76,721

Energy 2.31%
Venture Global LNG, Inc., Series C1,4,5	2,760	47,549
United Tractors Tbk PT	6,273,300	9,842
Subsea 7 SA	617,043	7,676
Weatherford International[1]	82,600	5,486
Aegis Logistics, Ltd.	427,266	1,674
Helmerich & Payne, Inc.	7,700	273
		72,500

Utilities 1.50%
ENN Energy Holdings, Ltd.	1,205,597	15,066
ACEN Corp.[1]	152,135,250	14,892
Brookfield Infrastructure Corp., Class A, subordinate voting shares[2]	157,667	7,190
Neoenergia SA	1,442,015	6,394
SembCorp Industries, Ltd.	824,100	3,507
		47,049

Consumer staples 1.44%
Grocery Outlet Holding Corp.[1]	790,478	24,197
Redcare Pharmacy NV, non-registered shares[1]	146,055	15,113
Scandinavian Tobacco Group A/S	305,111	5,078
AAK AB	32,189	606
DocMorris AG1,2	9,250	403
		45,397
Total common stocks (cost: $2,337,881,000)		3,011,202

Preferred securities 0.67%
Information technology 0.66%
SmartHR, Inc., Series D, preferred shares[1,4,5]	3,006	12,304
Yotpo, Ltd., Series F, preferred shares[1,4,5]	2,158,609	2,936
Yotpo, Ltd., Series B, preferred shares[1,4,5]	287,894	391
Yotpo, Ltd., Series C, preferred shares[1,4,5]	274,070	373
Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	183,819	250
Yotpo, Ltd., Series A, preferred shares[1,4,5]	89,605	122
Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	75,980	103
Yotpo, Ltd., Series D, preferred shares[1,4,5]	42,368	58
Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	33,838	46
Outreach Corp., Series G, preferred shares[1,4,5]	154,354	4,101
		20,684

Health care 0.01%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4,5]	2,931,405	196
Total preferred securities (cost: $31,674,000)		20,880

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

		Value
Rights & warrants 0.38%	Shares	(000)
Information technology 0.38%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	526,700	$11,970
Total rights & warrants (cost: $12,265,000)		11,970

Short-term securities 4.17%
Money market investments 2.96%
Capital Group Central Cash Fund 5.15%[3,7]	928,942	92,904

Money market investments purchased with collateral from securities on loan 1.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,8]	13,538,555	13,539
Capital Group Central Cash Fund 5.15%[3,7,8]	132,339	13,235
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,8]	11,363,450	11,363
		38,137
Total short-term securities (cost: $131,016,000)		131,041

Total investment securities 101.10% (cost: $2,512,836,000)		3,175,093
Other assets less liabilities (1.10)%		(34,643)
Net assets 100.00%		$3,140,450

Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 0.52%
Consumer discretionary 0.52%
Lands’ End, Inc.[1]	$15,939	$–	$–	$–	$357	$16,296	$–

Short-term securities 3.38%
Money market investments 2.96%
Capital Group Central Cash Fund 5.15%[7]	95,809	237,021	239,945	12	7	92,904	2,594

Money market investments purchased with collateral from securities on loan 0.42%
Capital Group Central Cash Fund 5.15%[7,8]	23,235		10,0009			13,235	–	[10]
Total short-term securities						106,139
Total 3.90%				$12	$364	$122,435	$2,594

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C1,4	5/1/2015	$8,280	$47,549	1.51%
SmartHR, Inc., Series D, preferred shares[1,4]	5/28/2021	14,344	12,304	.39
Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	4,748	2,936	.10
Yotpo, Ltd.[1,4]	3/16/2021	1,418	923	.03
Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	602	391	.01
Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	573	373	.01
Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	384	250	.01
Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	187	122	.01
Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	159	103	.00	[11]
Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	89	58	.00	[11]
Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	71	46	.00	[11]
Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	4,517	4,101	.13
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4]	2/7/2020	6,000	196	.01
Total		$41,372	$69,352	2.21%

[1]	Security did not produce income during the last 12 months.

[2]	All or a portion of this security was on loan. The total value of all such securities was $61,683,000, which represented 1.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $69,352,000, which represented 2.21% of the net assets of the fund.

[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,970,000, which represented .38% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 6/30/2023.

[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

[11]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

38	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 97.70%	Shares	Value (000)
Information technology 19.62%
Microsoft Corp.	5,878,798	$2,001,966
Broadcom, Inc.	991,420	859,987
ASML Holding NV	701,108	507,511
ASML Holding NV (New York registered) (ADR)	189,937	137,657
Salesforce, Inc.[1]	1,876,667	396,465
Apple, Inc.	1,835,276	355,988
NVIDIA Corp.	722,500	305,632
Shopify, Inc., Class A, subordinate voting shares[1]	4,184,614	270,326
Cloudflare, Inc., Class A1	3,611,700	236,097
Synopsys, Inc.[1]	459,300	199,984
Applied Materials, Inc.	1,213,730	175,433
Taiwan Semiconductor Manufacturing Company, Ltd.	5,119,000	95,394
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	788,400	79,566
Motorola Solutions, Inc.	501,000	146,933
ServiceNow, Inc.[1]	233,666	131,313
Adobe, Inc.[1]	253,534	123,976
Micron Technology, Inc.	1,861,457	117,477
Wolfspeed, Inc.[1]	2,109,815	117,285
MicroStrategy, Inc., Class A1,2	236,458	80,968
Constellation Software, Inc.	38,102	78,944
Keyence Corp.	165,500	78,268
SAP SE	477,361	65,181
DocuSign, Inc.[1]	1,148,159	58,659
CDW Corp.	311,859	57,226
GoDaddy, Inc., Class A1	645,081	48,465
RingCentral, Inc., Class A1	1,465,500	47,966
MongoDB, Inc., Class A1	99,000	40,688
NetApp, Inc.	527,540	40,304
MKS Instruments, Inc.	360,705	38,992
Intel Corp.	1,136,000	37,988
Silicon Laboratories, Inc.[1]	231,815	36,566
TE Connectivity, Ltd.	218,000	30,555
Trimble, Inc.[1]	533,734	28,256
Smartsheet, Inc., Class A1	729,700	27,918
BILL Holdings, Inc.[1]	205,146	23,971
Intuit, Inc.	48,300	22,131
Atlassian Corp., Class A1	125,959	21,137
Ciena Corp.[1]	382,700	16,261
Fair Isaac Corp.[1]	17,982	14,551
Dynatrace, Inc.[1]	230,250	11,851
Palo Alto Networks, Inc.[1]	43,600	11,140
CrowdStrike Holdings, Inc., Class A1	62,700	9,209
Kulicke and Soffa Industries, Inc.	151,860	9,028
Datadog, Inc., Class A1	85,225	8,384
Enphase Energy, Inc.[1]	45,303	7,587
Stripe, Inc., Class B1,3,4	168,598	3,395
		7,214,579

Communication services 17.89%
Meta Platforms, Inc., Class A1	9,732,179	2,792,941
Netflix, Inc.[1]	3,534,737	1,557,016
Alphabet, Inc., Class C1	7,205,896	871,697
Alphabet, Inc., Class A1	2,496,033	298,775
Take-Two Interactive Software, Inc.[1]	1,259,595	185,362
Charter Communications, Inc., Class A1	441,976	162,369
Snap, Inc., Class A, nonvoting shares[1]	12,016,000	142,269
Verizon Communications, Inc.	3,720,000	138,347
Comcast Corp., Class A	3,165,988	131,547
Pinterest, Inc., Class A1	3,756,864	102,713
Frontier Communications Parent, Inc.[1]	3,168,010	59,052
T-Mobile US, Inc.[1]	408,294	56,712

American Funds Insurance Series	39

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Iridium Communications, Inc.	604,439	$37,548
Electronic Arts, Inc.	188,500	24,448
ZoomInfo Technologies, Inc.[1]	555,700	14,109
		6,574,905

Consumer discretionary 15.52%
Tesla, Inc.[1]	7,647,300	2,001,834
Amazon.com, Inc.[1]	3,330,441	434,156
D.R. Horton, Inc.	2,611,044	317,738
Home Depot, Inc.	1,021,730	317,390
Royal Caribbean Cruises, Ltd.[1]	2,197,978	228,018
Chipotle Mexican Grill, Inc.[1]	104,198	222,880
DoorDash, Inc., Class A1	2,869,400	219,280
Airbnb, Inc., Class A1	1,544,000	197,879
LVMH Moët Hennessy-Louis Vuitton SE	158,000	149,109
Tractor Supply Co.	620,446	137,181
Evolution AB	1,047,654	132,758
Hermès International	61,000	132,702
Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	121,718
Aramark	2,477,864	106,672
adidas AG	513,503	99,596
Amadeus IT Group SA, Class A, non-registered shares	1,300,613	99,160
O’Reilly Automotive, Inc.[1]	79,800	76,233
Booking Holdings, Inc.[1]	23,023	62,170
Toll Brothers, Inc.	744,683	58,882
Etsy, Inc.[1]	630,310	53,331
Darden Restaurants, Inc.	308,568	51,556
NIKE, Inc., Class B	467,106	51,554
Las Vegas Sands Corp.[1]	845,000	49,010
YUM! Brands, Inc.	275,700	38,198
Floor & Decor Holdings, Inc., Class A1	355,300	36,937
Salvatore Ferragamo SpA[2]	2,174,477	35,824
Polaris, Inc.	280,000	33,860
Burlington Stores, Inc.[1]	197,450	31,077
VF Corp.	1,614,746	30,826
Helen of Troy, Ltd.[1]	269,597	29,122
Adient PLC[1]	722,000	27,667
Caesars Entertainment, Inc.[1]	532,514	27,142
NVR, Inc.[1]	3,395	21,560
Skyline Champion Corp.[1]	259,241	16,967
Flutter Entertainment PLC (CDI)[1]	65,253	13,106
Flutter Entertainment PLC[1]	8,614	1,734
Hilton Worldwide Holdings, Inc.	100,828	14,676
YETI Holdings, Inc.[1]	372,600	14,472
Service Corp. International	200,000	12,918

		5,706,893

Health care 14.09%
Regeneron Pharmaceuticals, Inc.[1]	1,068,751	767,940
Intuitive Surgical, Inc.[1]	2,058,000	703,713
UnitedHealth Group, Inc.	1,202,858	578,142
Alnylam Pharmaceuticals, Inc.[1]	2,109,316	400,643
Seagen, Inc.[1]	1,832,651	352,712
Vertex Pharmaceuticals, Inc.[1]	879,601	309,540
Thermo Fisher Scientific, Inc.	525,500	274,180
Eli Lilly and Company	458,748	215,144
Centene Corp.[1]	2,975,690	200,710
Moderna, Inc.[1]	1,271,838	154,528
Edwards Lifesciences Corp.[1]	1,471,694	138,825
NovoCure, Ltd.[1]	2,216,243	91,974
AstraZeneca PLC	550,784	78,893
Karuna Therapeutics, Inc.[1]	354,222	76,813

40	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Novo Nordisk AS, Class B	425,517	$68,727
Molina Healthcare, Inc.[1]	205,507	61,907
R1 RCM, Inc.[1,2]	3,162,865	58,355
Guardant Health, Inc.[1]	1,545,803	55,340
Danaher Corp.	216,235	51,896
Zoetis, Inc., Class A	297,320	51,201
Bristol-Myers Squibb Company	796,057	50,908
Verily Life Sciences, LLC[1,3,4]	300,178	45,222
Align Technology, Inc.[1]	121,000	42,790
Abbott Laboratories	384,981	41,971
Ascendis Pharma AS (ADR)[1]	437,553	39,052
Veeva Systems, Inc., Class A1	186,440	36,865
Mettler-Toledo International, Inc.[1]	26,000	34,103
Catalent, Inc.[1]	704,073	30,529
Exact Sciences Corp.[1]	276,000	25,916
GE HealthCare Technologies, Inc.	312,599	25,396
agilon health, Inc.[1]	1,405,448	24,370
Humana, Inc.	52,000	23,251
DexCom, Inc.[1]	148,800	19,122
CRISPR Therapeutics AG1	262,678	14,747
Pacific Biosciences of California, Inc.[1]	1,102,052	14,657
Galapagos NV1	231,294	9,412
Ultragenyx Pharmaceutical, Inc.[1]	161,278	7,440
Biohaven, Ltd.[1]	65,550	1,568
Sana Biotechnology, Inc.[1,2]	179,600	1,070
		5,179,572

Industrials 12.12%
Uber Technologies, Inc.[1]	14,666,767	633,164
TransDigm Group, Inc.	698,282	624,383
Delta Air Lines, Inc.	7,215,000	343,001
Carrier Global Corp.	5,403,661	268,616
Jacobs Solutions, Inc.	2,169,000	257,872
United Rentals, Inc.	463,100	206,251
Caterpillar, Inc.	715,348	176,011
Ryanair Holdings PLC (ADR)[1]	1,500,325	165,936
Ryanair Holdings PLC[1]	96,554	1,817
General Electric Co.	1,414,588	155,393
Waste Connections, Inc.	1,008,159	144,096
MTU Aero Engines AG	541,769	140,375
Airbus SE, non-registered shares	955,893	138,179
United Airlines Holdings, Inc.[1]	2,195,376	120,460
Old Dominion Freight Line, Inc.	323,000	119,429
Alaska Air Group, Inc.[1]	2,000,000	106,360
Robert Half International, Inc.	1,300,500	97,824
Boeing Company[1]	385,500	81,402
Equifax, Inc.	290,691	68,400
Ceridian HCM Holding, Inc.[1]	1,005,539	67,341
Genpact, Ltd.	1,524,231	57,265
Northrop Grumman Corp.	121,535	55,396
Quanta Services, Inc.	238,000	46,755
Axon Enterprise, Inc.[1]	233,551	45,571
AMETEK, Inc.	253,600	41,053
Advanced Drainage Systems, Inc.	350,426	39,871
Rockwell Automation	118,900	39,172
Canadian Pacific Kansas City, Ltd.	456,300	36,855
ITT, Inc.	343,000	31,971
HEICO Corp.	179,400	31,743
Dun & Bradstreet Holdings, Inc.	2,339,500	27,068
Saia, Inc.[1]	75,433	25,829
Safran SA	160,243	25,176

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Armstrong World Industries, Inc.	297,461	$21,852
Paylocity Holding Corp.[1]	65,763	12,135
Einride AB1,3,4	78,648	2,804
		4,456,826

Financials 6.59%
Visa, Inc., Class A	2,482,783	589,611
Mastercard, Inc., Class A	610,368	240,058
Fiserv, Inc.[1]	1,833,900	231,346
Bank of America Corp.	7,760,600	222,652
KKR & Co., Inc.	2,409,043	134,906
Apollo Asset Management, Inc.	1,557,942	119,666
Toast, Inc., Class A1,2	4,137,957	93,394
Marsh & McLennan Companies, Inc.	403,461	75,883
T. Rowe Price Group, Inc.	642,000	71,917
Blackstone, Inc.	738,000	68,612
MSCI, Inc.	129,390	60,721
Aon PLC, Class A	155,700	53,748
JPMorgan Chase & Co.	313,702	45,625
Ryan Specialty Holdings, Inc., Class A1	870,000	39,054
Arch Capital Group, Ltd.[1]	492,472	36,862
Capital One Financial Corp.	335,500	36,694
Progressive Corp.	265,951	35,204
Blue Owl Capital, Inc., Class A	2,891,712	33,688
Block, Inc., Class A1	475,088	31,627
Ares Management Corp., Class A	310,500	29,917
Brookfield Asset Management, Ltd., Class A	826,188	26,958
Tradeweb Markets, Inc., Class A	390,000	26,707
S&P Global, Inc.	64,900	26,018
Wells Fargo & Company	593,000	25,309
Goldman Sachs Group, Inc.	64,250	20,723
Nasdaq, Inc.	411,500	20,513
Morgan Stanley	161,174	13,764
Trupanion, Inc.[1,2]	519,075	10,215
		2,421,392

Energy 4.33%
Halliburton Co.	12,143,661	400,620
Canadian Natural Resources, Ltd. (CAD denominated)	6,534,500	367,382
EOG Resources, Inc.	1,836,699	210,192
Schlumberger NV	3,952,000	194,122
EQT Corp.	2,798,000	115,082
Cenovus Energy, Inc. (CAD denominated)	6,046,800	102,701
Tourmaline Oil Corp.	2,061,700	97,144
Hess Corp.	354,000	48,126
ConocoPhillips	324,408	33,612
MEG Energy Corp.[1]	830,000	13,157
Equitrans Midstream Corp.	936,942	8,957
		1,591,095

Consumer staples 3.92%
Dollar Tree Stores, Inc.[1]	1,909,701	274,042
Dollar General Corp.	1,389,679	235,940
Performance Food Group Co.[1]	3,559,500	214,424
Target Corp.	1,400,000	184,660
Costco Wholesale Corp.	249,200	134,164
Kroger Co.	2,066,000	97,102
Constellation Brands, Inc., Class A	320,900	78,983
Monster Beverage Corp.[1]	983,479	56,491
Keurig Dr Pepper, Inc.	1,562,000	48,844
Molson Coors Beverage Company, Class B, restricted voting shares	608,423	40,059

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Estée Lauder Companies, Inc., Class A	197,486	$38,782
Philip Morris International, Inc.	201,113	19,633
British American Tobacco PLC	484,684	16,080
		1,439,204

Materials 2.45%
Wheaton Precious Metals Corp.	3,674,000	158,790
Silgan Holdings, Inc.	2,858,000	134,012
Linde PLC	338,760	129,095
Grupo México, SAB de CV, Series B	21,150,000	101,827
ATI, Inc.[1]	2,070,860	91,594
CF Industries Holdings, Inc.	1,006,500	69,871
Royal Gold, Inc.	599,000	68,753
Franco-Nevada Corp.	390,000	55,585
Olin Corp.	550,660	28,298
Mosaic Co.	684,500	23,957
Summit Materials, Inc., Class A	570,855	21,607
Barrick Gold Corp.	1,103,000	18,674
		902,063

Utilities 0.73%
PG&E Corp.[1]	9,227,065	159,444
Constellation Energy Corp.	799,127	73,160
AES Corp.	1,085,884	22,510
Edison International	199,191	13,834
		268,948

Real estate 0.44%
Zillow Group, Inc., Class C, nonvoting shares[1]	1,568,375	78,826
Crown Castle, Inc. REIT	381,000	43,411
Equinix, Inc. REIT	51,784	40,596
		162,833
Total common stocks (cost: $19,742,913,000)		35,918,310

Preferred securities 0.31%
Information technology 0.29%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	55,638
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,060
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	24,301
Samsung Electronics Co., Ltd., nonvoting preferred shares	489,101	22,198
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,218
		105,415

Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	4,908
Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640
		7,548
Total preferred securities (cost: $121,925,000)		112,963

Convertible stocks 0.02%
Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	125,800	8,316
Total convertible stocks (cost: $7,758,000)		8,316

American Funds Insurance Series	43

Growth Fund (continued)

Convertible bonds & notes 0.01%	Principal amount (000)		Value (000)
Consumer staples 0.01%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,4,5]	USD	48,099	$3,434
Total convertible bonds & notes (cost: $43,662,000)			3,434

Bonds, notes & other debt instruments 0.05%
Corporate bonds, notes & loans 0.05%
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		19,060	17,793
Total bonds, notes & other debt instruments (cost: $14,502,000)			17,793

Short-term securities 2.14%	Shares
Money market investments 2.07%
Capital Group Central Cash Fund 5.15%[7,8]	7,604,200	760,496

Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]	9,611,308	9,612
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	9,440,918	9,441
Capital Group Central Cash Fund 5.15%[7,8,9]	67,093	6,710
		25,763
Total short-term securities (cost: $786,036,000)		786,259

Total investment securities 100.23% (cost: $20,716,796,000)		36,847,075
Other assets less liabilities (0.23)%		(82,747)
Net assets 100.00%		$36,764,328

Investments in affiliates[8]
	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 2.09%
Money market investments 2.07%
Capital Group Central Cash Fund 5.15%[7]	$1,142,555	$2,047,669	$2,429,917		$184	$5	$760,496	$26,412
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[7,9]	24,410		17,700	[10]			6,710	–	[11]
Total 2.09%					$184	$5	$767,206	$26,412

44	American Funds Insurance Series

Growth Fund (continued)

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$55,638	.15%
Stripe, Inc., Class B1,3	5/6/2021	6,766	3,395	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,060	.00 [12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	45,222	.12
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	24,301	.07
Einride AB1,3	2/1/2023	2,674	2,804	.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640	.01
ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	4,908	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,5]	2/3/2020-5/3/2023	43,662	3,434	.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,218	.01
Total		$191,682	$145,620	.40%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,798,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $145,620,000, which represented .40% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,793,000, which represented ..05% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

PIK = Payment In Kind

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	45

International Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.95%	Shares	Value (000)
Industrials 16.31%
Airbus SE, non-registered shares	1,603,511	$231,796
Recruit Holdings Co., Ltd.	4,813,889	153,628
Safran SA	698,073	109,675
Melrose Industries PLC	12,204,660	78,564
Siemens AG	385,532	64,171
MTU Aero Engines AG	229,720	59,522
DSV A/S	230,223	48,451
Ashtead Group PLC	645,000	44,789
Thales SA	271,438	40,631
Techtronic Industries Co., Ltd.	3,599,500	39,386
NIBE Industrier AB, Class B	3,485,992	33,134
Legrand SA	305,587	30,315
International Container Terminal Services, Inc.	7,953,240	29,333
Rumo SA	6,131,077	28,426
Diploma PLC	599,545	22,765
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	20,806
Grab Holdings, Ltd., Class A1	5,356,295	18,372
ZTO Express (Cayman), Inc., Class A (ADR)	595,154	14,926
DHL Group	253,300	12,369
AB Volvo, Class B	537,810	11,155
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,366
Kingspan Group PLC	153,796	10,240
Larsen & Toubro, Ltd.	290,071	8,747
Fluidra, SA, non-registered shares	432,985	8,433
Bureau Veritas SA	292,900	8,034
TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	7,996
Astra International Tbk PT	15,845,900	7,220
CCR SA, ordinary nominative shares	1,865,765	5,475
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	3,535
		1,162,260

Information technology 15.18%
SK hynix, Inc.	3,170,752	279,579
Shopify, Inc., Class A, subordinate voting shares[1]	3,657,025	236,244
ASML Holding NV	180,335	130,539
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	121,148
NICE, Ltd. (ADR)[1]	382,500	78,986
NXP Semiconductors NV	173,200	35,451
Samsung Electronics Co., Ltd.	631,500	34,806
Lasertec Corp.[2]	214,511	32,421
Fujitsu, Ltd.	246,200	31,742
Disco Corp.	146,500	23,177
OBIC Co., Ltd.	108,800	17,443
Constellation Software, Inc.	7,730	16,016
Dassault Systemes SE	277,000	12,284
SAP SE	60,985	8,327
Tata Consultancy Services, Ltd.	185,186	7,472
Canva, Inc.[1,3,4]	4,819	5,885
Renesas Electronics Corp.[1]	300,600	5,689
Infosys, Ltd.	305,452	4,951
		1,082,160

Health care 12.98%
Daiichi Sankyo Company, Ltd.	9,749,808	309,180
Novo Nordisk AS, Class B	1,250,591	201,988
Olympus Corp.	5,036,100	79,716
Bayer AG	958,036	52,966
Siemens Healthineers AG	810,600	45,878
Grifols, SA, Class A, non-registered shares[1]	2,789,283	35,774
Grifols, SA, Class B (ADR)[1]	793,690	7,270
Eurofins Scientific SE, non-registered shares	525,037	33,350
AstraZeneca PLC	201,300	28,834

46	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Takeda Pharmaceutical Company, Ltd.	690,800	$21,713
M3, Inc.	963,135	20,822
HOYA Corp.	148,500	17,714
Sanofi	153,524	16,458
Insulet Corp.[1]	46,653	13,452
Ambu AS, Class B, non-registered shares[1]	662,880	10,843
WuXi Biologics (Cayman), Inc.[1]	2,168,166	10,447
WuXi AppTec Co., Ltd., Class H	920,200	7,393
WuXi AppTec Co., Ltd., Class A	288,960	2,489
bioMérieux SA	52,046	5,462
Hapvida Participações e Investimentos SA1	3,777,281	3,455
		925,204

Materials 11.04%
First Quantum Minerals, Ltd.	11,403,572	269,778
Fortescue Metals Group, Ltd.	12,796,750	190,582
Shin-Etsu Chemical Co., Ltd.	2,617,500	86,997
Glencore PLC	12,159,588	68,976
Vale SA (ADR), ordinary nominative shares	3,943,205	52,918
Vale SA, ordinary nominative shares	264,281	3,544
Ivanhoe Mines, Ltd., Class A1,2	3,403,051	31,083
JSR Corp.	787,000	22,625
Wacker Chemie AG	147,773	20,279
Linde PLC	35,287	13,447
Air Liquide SA, non-registered shares	61,482	11,023
DSM-Firmenich AG	82,598	8,889
BASF SE	136,760	6,640
		786,781

Consumer discretionary 10.79%
MercadoLibre, Inc.[1]	120,397	142,622
Evolution AB	699,962	88,699
Sony Group Corp.	868,100	77,867
Flutter Entertainment PLC[1]	357,914	72,035
Flutter Entertainment PLC (CDI)[1]	17,996	3,615
LVMH Moët Hennessy-Louis Vuitton SE	76,982	72,650
Entain PLC	4,112,405	66,786
Ferrari NV (EUR denominated)	177,292	58,043
adidas AG	275,290	53,394
Maruti Suzuki India, Ltd.	398,600	47,648
Coupang, Inc., Class A1	1,150,314	20,015
Dowlais Group PLC[1]	12,204,660	19,676
Cie. Financière Richemont SA, Class A	103,117	17,496
InterContinental Hotels Group PLC	155,468	10,736
Burberry Group PLC	338,176	9,101
Aptiv PLC[1]	84,000	8,576
		768,959

Financials 8.99%
Kotak Mahindra Bank, Ltd.	7,207,964	162,321
AIA Group, Ltd.	11,919,676	121,618
Nu Holdings, Ltd., Class A1	10,961,215	86,484
Aegon NV	12,263,736	62,112
HDFC Bank, Ltd.	2,216,455	46,051
HDFC Bank, Ltd. (ADR)	207,750	14,480
Bajaj Finance, Ltd.	396,342	34,681
Axis Bank, Ltd.	2,029,545	24,492
ING Groep NV	1,354,776	18,296
FinecoBank SpA	1,211,135	16,337
B3 SA - Brasil, Bolsa, Balcao	4,413,000	13,465
China Merchants Bank Co., Ltd., Class A	2,726,800	12,352
Bajaj Finserv, Ltd.	325,950	6,082

American Funds Insurance Series	47

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Allfunds Group PLC	974,588	$5,959
China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	5,792
ICICI Bank, Ltd.	485,000	5,543
Futu Holdings, Ltd. (ADR)[1,2]	119,972	4,768
		640,833

Energy 8.64%
Reliance Industries, Ltd.	7,522,542	234,555
Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	123,724
Woodside Energy Group, Ltd.	3,071,566	71,133
TotalEnergies SE	1,147,298	65,755
Cenovus Energy, Inc. (CAD denominated)	3,289,364	55,868
Neste OYJ	1,237,003	47,675
Shell PLC (GBP denominated)	573,839	17,085
		615,795

Communication services 6.52%
Sea, Ltd., Class A (ADR)[1]	3,230,406	187,493
Bharti Airtel, Ltd.	10,221,902	109,642
Bharti Airtel, Ltd., interim shares	644,900	3,825
Universal Music Group NV	1,717,633	38,162
Informa PLC	3,630,108	33,463
Tencent Holdings, Ltd.	705,800	30,041
Ubisoft Entertainment SA1	800,864	22,637
SoftBank Group Corp.	406,900	19,312
Singapore Telecommunications, Ltd.	5,800,500	10,747
Vivendi SE	811,801	7,484
Yandex NV, Class A1	157,000	2,218
		465,024

Consumer staples 3.52%
Danone SA	878,392	53,825
Kweichow Moutai Co., Ltd., Class A	218,023	50,837
Seven & i Holdings Co., Ltd.	1,044,300	45,153
Treasury Wine Estates, Ltd.	3,953,315	29,704
Kobe Bussan Co., Ltd.	1,115,700	28,841
JBS SA	3,640,000	13,273
Essity Aktiebolag, Class B	331,455	8,822
Nestlé SA	65,808	7,918
Diageo PLC	177,187	7,601
Pernod Ricard SA	22,974	5,076
		251,050

Utilities 1.38%
ENN Energy Holdings, Ltd.	7,292,228	91,129
SembCorp Industries, Ltd.	1,647,600	7,012
		98,141

Real estate 0.60%
ESR Group, Ltd.	14,852,600	25,570
China Resources Mixc Lifestyle Services, Ltd.	2,244,600	11,167
Ayala Land, Inc.	14,181,500	6,251
		42,988
Total common stocks (cost: $5,274,387,000)		6,839,195

Preferred securities 0.54%
Health care 0.29%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	20,673

48	American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Consumer discretionary 0.13%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	76,781	$9,530

Financials 0.11%
Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,768

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	516
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	22
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1
		539
Total preferred securities (cost: $55,332,000)		38,510

Rights & warrants 0.09%
Health care 0.09%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,5]	729,706	6,285
Total rights & warrants (cost: $8,772,000)		6,285

Short-term securities 2.77%
Money market investments 2.74%
Capital Group Central Cash Fund 5.15%[6,7]	1,955,955	195,615

Money market investments purchased with collateral from securities on loan 0.03%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	1,699,039	1,699
Capital Group Central Cash Fund 5.15%[6,7,8]	4,222	422
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	175,418	176
		2,297
Total short-term securities (cost: $197,855,000)		197,912

Total investment securities 99.35% (cost: $5,536,346,000)		7,081,902
Other assets less liabilities 0.65%		46,054
Net assets 100.00%		$7,127,956

Investments in affiliates[7]
	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 2.75%
Money market investments 2.74%
Capital Group Central Cash Fund 5.15%[6]	$306,023	$381,566	$492,024	$42	$8	$195,615	$5,681
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.15%[6,8]	422					422	–	[9]
Total 2.75%				$42	$8	$196,037	$5,681

American Funds Insurance Series	49

International Fund (continued)

Restricted securities[4]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$5,885	.08%
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	516	.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	22	.00	[10]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00	[10]
Total		$8,967	$6,424	.09%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $22,230,000, which represented .31% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,424,000, which represented .09% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,285,000, which represented ..09% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

50	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 90.65%	Shares	Value (000)
Financials 14.66%
Kotak Mahindra Bank, Ltd.	2,384,734	$53,703
AIA Group, Ltd.	3,711,800	37,872
HDFC Bank, Ltd.	1,726,442	35,870
B3 SA - Brasil, Bolsa, Balcao	10,314,336	31,472
Ping An Insurance (Group) Company of China, Ltd., Class H	3,647,344	23,369
Capitec Bank Holdings, Ltd.	238,370	19,854
AU Small Finance Bank, Ltd.	1,861,927	17,113
Bank Central Asia Tbk PT	27,651,300	17,046
ICICI Bank, Ltd.	909,991	10,401
ICICI Bank, Ltd. (ADR)	280,339	6,470
Nu Holdings, Ltd., Class A1	2,097,110	16,546
Mastercard, Inc., Class A	41,629	16,373
XP, Inc., Class A1	630,152	14,783
Bank Mandiri (Persero) Tbk PT	35,224,400	12,334
Visa, Inc., Class A	45,982	10,920
Shriram Finance, Ltd.	482,099	10,203
Bajaj Finance, Ltd.	104,921	9,181
Eurobank Ergasias Services and Holdings SA1	5,195,798	8,564
Discovery, Ltd.[1]	1,002,954	7,750
UniCredit SpA	312,716	7,293
Bank Rakyat Indonesia (Persero) Tbk PT	19,379,000	7,044
Edenred SA	96,426	6,457
Bank of the Philippine Islands	3,235,588	6,392
China Merchants Bank Co., Ltd., Class H	1,387,500	6,310
Bank of Baroda	2,620,540	6,100
PagSeguro Digital, Ltd., Class A1	616,655	5,821
Industrial and Commercial Bank of China, Ltd., Class H	10,655,000	5,687
Erste Group Bank AG	160,960	5,652
Bank of Ningbo Co., Ltd., Class A	1,461,600	5,109
Banco Bilbao Vizcaya Argentaria, SA	661,833	5,103
Axis Bank, Ltd.	383,495	4,628
Alpha Services and Holdings SA1	2,455,612	4,026
Canara Bank	1,089,787	4,024
United Overseas Bank, Ltd.	160,000	3,317
Bajaj Finserv, Ltd.	176,172	3,287
China Pacific Insurance (Group) Co., Ltd., Class H	1,268,800	3,286
Aon PLC, Class A	9,274	3,201
Grupo Financiero Banorte, SAB de CV, Series O	380,087	3,136
National Bank of Greece SA1	461,283	2,999
Ngern Tid Lor PCL, foreign registered shares	4,337,950	2,846
DBS Group Holdings, Ltd.	119,573	2,796
East Money Information Co., Ltd., Class A	1,403,147	2,753
Max Financial Services, Ltd.[1]	276,426	2,734
Moody’s Corp.	7,817	2,718
Piramal Enterprises, Ltd.	224,052	2,576
Postal Savings Bank of China Co., Ltd., Class H	3,924,000	2,421
Euronet Worldwide, Inc.[1]	19,369	2,273
Hong Kong Exchanges and Clearing, Ltd.	58,600	2,229
S&P Global, Inc.	5,172	2,073
Prudential PLC	117,401	1,656
China Construction Bank Corp., Class H	1,934,000	1,254
Société Générale	38,740	1,008
TISCO Financial Group PCL, foreign registered shares	314,900	865
StoneCo, Ltd., Class A1	66,035	841
PB Fintech, Ltd.[1]	91,463	780
Türkiye Garanti Bankasi AS	525,956	652
Akbank TAS	694,966	543
Lufax Holding, Ltd. (ADR)	235,400	337
Standard Bank Group, Ltd.	25,200	238

American Funds Insurance Series	51

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Network International Holdings PLC[1]	44,787	$218
Moscow Exchange MICEX-RTS PJSC[2]	438,203	–	[3]
Sberbank of Russia PJSC[2]	2,662,164	–	[3]
		492,507

Information technology 13.31%
Microsoft Corp.	287,276	97,829
Taiwan Semiconductor Manufacturing Company, Ltd.	3,651,000	68,038
Broadcom, Inc.	39,912	34,621
ASML Holding NV	47,468	34,361
Apple, Inc.	114,469	22,204
Wolfspeed, Inc.[1]	321,162	17,853
SK hynix, Inc.	182,698	16,109
NVIDIA Corp.	30,935	13,086
Synopsys, Inc.[1]	26,832	11,683
Tata Consultancy Services, Ltd.	268,866	10,848
Keyence Corp.	22,600	10,688
Micron Technology, Inc.	163,658	10,328
SAP SE	57,592	7,864
ASM International NV	17,927	7,624
Cognizant Technology Solutions Corp., Class A	106,943	6,981
Capgemini SE	35,356	6,698
Infosys, Ltd. (ADR)	332,266	5,339
Infosys, Ltd.	65,336	1,059
Samsung Electronics Co., Ltd.	113,953	6,281
Accenture PLC, Class A	19,360	5,974
Tokyo Electron, Ltd.	40,000	5,728
EPAM Systems, Inc.[1]	22,876	5,141
NICE, Ltd. (ADR)[1]	22,182	4,581
Xiamen Faratronic Co., Ltd., Class A	221,800	4,194
Nokia Corp.	949,741	3,986
TE Connectivity, Ltd.	25,325	3,550
Applied Materials, Inc.	19,715	2,850
Silergy Corp.	226,376	2,830
MediaTek, Inc.	109,000	2,419
Kingdee International Software Group Co., Ltd.[1]	1,800,000	2,417
Trimble, Inc.[1]	39,778	2,106
Coforge, Ltd.	33,028	1,901
KLA Corp.	3,477	1,686
Hamamatsu Photonics KK	32,400	1,591
Logitech International SA4	26,456	1,573
Globant SA1	7,546	1,356
Atlassian Corp., Class A1	7,099	1,191
Disco Corp.	6,300	997
MKS Instruments, Inc.	7,581	819
Canva, Inc.[1,2,5]	385	470
Intel Corp.	3,575	120
		446,974

Industrials 13.04%
Airbus SE, non-registered shares	358,867	51,876
General Electric Co.	222,693	24,463
Larsen & Toubro, Ltd.	707,114	21,323
Safran SA	135,073	21,222
Shenzhen Inovance Technology Co., Ltd., Class A	2,238,574	19,811
DSV A/S	93,966	19,775
Copa Holdings, SA, Class A	166,717	18,436
IMCD NV	125,558	18,060
Carrier Global Corp.	337,420	16,773
Rumo SA	3,573,255	16,567
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,188,388	13,316
Grab Holdings, Ltd., Class A1	3,839,148	13,168

52	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,562,350	$13,139
Astra International Tbk PT	27,246,500	12,415
Daikin Industries, Ltd.	50,800	10,370
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	422,047	7,575
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	10,485	1,874
Caterpillar, Inc.	37,485	9,223
ZTO Express (Cayman), Inc., Class A (ADR)	324,378	8,135
InPost SA1	744,921	8,083
TransDigm Group, Inc.	8,524	7,622
CCR SA, ordinary nominative shares	2,313,906	6,790
BAE Systems PLC	533,775	6,298
Contemporary Amperex Technology Co., Ltd., Class A	189,564	5,986
Thales SA	38,028	5,692
Wizz Air Holdings PLC[1]	162,803	5,663
Techtronic Industries Co., Ltd.	475,000	5,198
Boeing Company[1]	24,171	5,104
Jiangsu Hengli Hydraulic Co., Ltd., Class A	570,564	5,054
SMC Corp.	8,900	4,947
Mitsui & Co., Ltd.	128,500	4,835
Siemens AG	27,001	4,494
TELUS International (Cda), Inc., subordinate voting shares[1,4]	284,781	4,323
Interpump Group SpA	76,471	4,253
Bharat Electronics, Ltd.	2,642,606	4,058
Raytheon Technologies Corp.	38,466	3,768
Spirax-Sarco Engineering PLC	20,921	2,756
Legrand SA	27,553	2,733
ABB, Ltd.	68,631	2,701
Bureau Veritas SA	96,885	2,658
Centre Testing International Group Co., Ltd.	927,496	2,492
Epiroc AB, Class B	148,206	2,397
Suzhou Maxwell Technologies Co., Ltd., Class A	99,660	2,324
Hitachi, Ltd.	31,200	1,931
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	291,900	1,456
GT Capital Holdings, Inc.	128,260	1,198
Teleperformance SE4	6,774	1,137
Haitian International Holdings, Ltd.	485,000	1,133
Nidec Corp.	17,700	973
Vicor Corp.[1]	15,480	836
Schneider Electric SE	4,375	797
Experian PLC	20,695	795
		438,006

Health care 12.15%
Novo Nordisk AS, Class B	450,956	72,836
Eli Lilly and Company	89,943	42,182
Thermo Fisher Scientific, Inc.	60,512	31,572
Max Healthcare Institute, Ltd.[1]	4,252,406	31,107
AstraZeneca PLC	207,534	29,727
Abbott Laboratories	147,994	16,134
Rede D’Or Sao Luiz SA	2,108,947	14,499
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,186,888	14,420
EssilorLuxottica SA	66,832	12,648
Danaher Corp.	46,548	11,172
Revvity, Inc.	91,492	10,868
Hypera SA, ordinary nominative shares	1,080,763	10,385
BeiGene, Ltd. (ADR)[1]	53,513	9,541
BeiGene, Ltd.[1]	42,200	577
Laurus Labs, Ltd.	1,889,092	8,448
GE HealthCare Technologies, Inc.	96,358	7,828
WuXi Biologics (Cayman), Inc.[1]	1,594,600	7,684
Bayer AG	129,367	7,152
Innovent Biologics, Inc.[1]	1,616,373	6,138

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
WuXi AppTec Co., Ltd., Class H	419,500	$3,370
WuXi AppTec Co., Ltd., Class A	195,859	1,687
Olympus Corp.	317,000	5,018
Zoetis, Inc., Class A	28,522	4,912
Siemens Healthineers AG	84,064	4,758
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	114,600	4,730
Straumann Holding AG	27,463	4,460
CSL, Ltd.	23,589	4,365
Legend Biotech Corp. (ADR)[1]	61,586	4,251
Zai Lab, Ltd. (ADR)[1]	144,629	4,011
Pfizer, Inc.	82,783	3,036
Align Technology, Inc.[1]	6,196	2,191
Carl Zeiss Meditec AG, non-registered shares	19,100	2,065
Mettler-Toledo International, Inc.[1]	1,375	1,803
Asahi Intecc Co., Ltd.[4]	86,400	1,699
Medtronic PLC	18,936	1,668
Angelalign Technology, Inc.[4]	177,800	1,665
CanSino Biologics, Inc., Class H4	441,296	1,479
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	196,284	1,478
Shionogi & Co., Ltd.	32,900	1,390
OdontoPrev SA	385,157	1,010
Merck KGaA	5,502	910
Genus PLC	27,174	748
Alcon, Inc.	3,273	272
Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	177
		408,071

Consumer discretionary 10.78%
LVMH Moët Hennessy-Louis Vuitton SE	64,564	60,931
MercadoLibre, Inc.[1]	29,934	35,460
Midea Group Co., Ltd., Class A	3,438,868	27,990
Evolution AB	147,261	18,661
Hermès International	7,881	17,145
Galaxy Entertainment Group, Ltd.[1]	2,513,000	16,039
Alibaba Group Holding, Ltd. (ADR)[1]	99,487	8,292
Alibaba Group Holding, Ltd.[1]	683,672	7,110
Trip.com Group, Ltd. (ADR)[1]	404,137	14,145
adidas AG	59,310	11,503
Jumbo SA	367,791	10,107
Li Ning Co., Ltd.	1,756,501	9,499
General Motors Company	236,850	9,133
Tesla, Inc.[1]	30,852	8,076
YUM! Brands, Inc.	56,802	7,870
Titan Co., Ltd.	191,703	7,134
Eicher Motors, Ltd.[1]	146,037	6,381
Zhongsheng Group Holdings, Ltd.	1,654,000	6,355
Kering SA	11,160	6,181
Marriott International, Inc., Class A	33,133	6,086
NIKE, Inc., Class B	53,555	5,911
Amadeus IT Group SA, Class A, non-registered shares	72,348	5,516
Naspers, Ltd., Class N	23,182	4,201
Industria de Diseño Textil, SA	107,220	4,166
Airbnb, Inc., Class A1	32,385	4,150
H World Group, Ltd. (ADR)[1]	97,896	3,796
IDP Education, Ltd.	240,057	3,550
Ferrari NV (EUR denominated)	10,234	3,350
Stellantis NV	178,203	3,137
JD.com, Inc., Class A	178,531	3,037
Maruti Suzuki India, Ltd.	23,836	2,849
Sands China, Ltd.[1]	768,800	2,631
Cie. Financière Richemont SA, Class A	15,317	2,599
Melco Resorts & Entertainment, Ltd. (ADR)[1]	203,530	2,485

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
InterContinental Hotels Group PLC	35,617	$2,460
Aptiv PLC[1]	22,350	2,282
Magazine Luiza SA1	2,749,107	1,935
Shangri-La Asia, Ltd.[1]	2,130,000	1,631
Inchcape PLC	158,322	1,565
Renault SA	31,040	1,310
Flutter Entertainment PLC[1]	6,201	1,248
Levi Strauss & Co., Class A	82,394	1,189
Booking Holdings, Inc.[1]	417	1,126
Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	668
MakeMyTrip, Ltd., non-registered shares[1]	18,674	504
Cyrela Brazil Realty SA, ordinary nominative shares	108,930	458
Americanas SA, ordinary nominative shares[1]	801,908	196
Meituan, Class B1	5,521	87
		362,135

Materials 7.71%
Vale SA (ADR), ordinary nominative shares	1,491,477	20,016
Vale SA, ordinary nominative shares	1,300,390	17,441
First Quantum Minerals, Ltd.	1,317,192	31,161
Freeport-McMoRan, Inc.	613,907	24,556
Asian Paints, Ltd.	452,075	18,527
Linde PLC	45,213	17,230
Sika AG	51,771	14,808
Albemarle Corp.	56,242	12,547
Gerdau SA (ADR)	2,356,541	12,301
Pidilite Industries, Ltd.	351,743	11,141
Shin-Etsu Chemical Co., Ltd.	266,400	8,854
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	1,247,606	8,833
Barrick Gold Corp.	475,300	8,047
LANXESS AG4	177,746	5,352
Jindal Steel & Power, Ltd.[1]	724,643	5,145
Wacker Chemie AG	31,798	4,364
Givaudan SA	1,315	4,362
Nutrien, Ltd. (CAD denominated)[4]	67,724	3,998
Sociedad Química y Minera de Chile SA, Class B (ADR)	40,251	2,923
Loma Negra Compania Industrial Argentina SA (ADR)	422,194	2,871
Arkema SA	28,764	2,713
Fresnillo PLC	290,007	2,248
Shandong Sinocera Functional Material Co., Ltd., Class A	551,700	2,081
Amcor PLC (CDI)	203,326	2,023
Corteva, Inc.	33,900	1,943
Wheaton Precious Metals Corp.	39,331	1,700
Grupo México, SAB de CV, Series B	347,874	1,675
BASF SE	32,586	1,582
Guangzhou Tinci Materials Technology Co., Ltd., Class A	263,900	1,499
China Jushi Co., Ltd., Class A	714,543	1,396
Glencore PLC	238,546	1,353
CCL Industries, Inc., Class B, nonvoting shares	25,121	1,235
Umicore SA	34,684	970
DSM-Firmenich AG	8,226	885
OCI NV	36,366	873
Polymetal International PLC[1]	76,572	186
Alrosa PJSC[2]	1,123,215	–	[3]
		258,839

Consumer staples 6.14%
Kweichow Moutai Co., Ltd., Class A	117,807	27,469
ITC, Ltd.	3,962,060	21,837
Varun Beverages, Ltd.	1,341,512	13,159
Bunge, Ltd.	126,566	11,942
Nestlé SA	97,530	11,735

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Arca Continental, SAB de CV	898,100	$9,231
Constellation Brands, Inc., Class A	37,226	9,162
Ajinomoto Co., Inc.	211,399	8,417
Monster Beverage Corp.[1]	144,515	8,301
Carlsberg A/S, Class B	46,686	7,465
Raia Drogasil SA, ordinary nominative shares	1,190,042	7,357
Philip Morris International, Inc.	68,636	6,700
Pernod Ricard SA	28,656	6,331
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,794,663	6,216
Anheuser-Busch InBev SA/NV	92,587	5,244
DINO POLSKA SA, non-registered shares[1]	44,368	5,184
Avenue Supermarts, Ltd.[1]	93,053	4,419
British American Tobacco PLC	126,241	4,188
Dabur India, Ltd.	513,024	3,587
Uni-Charm Corp.	83,800	3,105
Japan Tobacco, Inc.[4]	131,700	2,887
L’Oréal SA, non-registered shares	5,963	2,783
Mondelez International, Inc.	32,758	2,389
Essity Aktiebolag, Class B	89,027	2,370
JBS SA	564,954	2,060
Danone SA	33,298	2,040
United Spirits, Ltd.[1]	149,299	1,663
Kao Corp.[4]	43,100	1,561
Proya Cosmetics Co., Ltd., Class A	97,468	1,512
JD Health International, Inc.[1]	233,200	1,478
Reckitt Benckiser Group PLC	18,928	1,422
Foshan Haitian Flavouring and Food Co., Ltd., Class A	219,115	1,413
Wuliangye Yibin Co., Ltd., Class A	51,771	1,169
BIM Birlesik Magazalar AS, non-registered shares	50,288	330
X5 Retail Group NV (GDR)[1,2]	88,147	–	[3]
		206,126

Communication services 6.00%
Alphabet, Inc., Class C1	163,025	19,721
Alphabet, Inc., Class A1	80,681	9,658
Bharti Airtel, Ltd.	2,238,316	24,009
Bharti Airtel, Ltd., interim shares	80,154	475
Tencent Holdings, Ltd.	483,400	20,575
MTN Group, Ltd.	2,757,235	20,288
Meta Platforms, Inc., Class A1	56,343	16,169
Sea, Ltd., Class A (ADR)[1]	272,125	15,794
Netflix, Inc.[1]	27,579	12,148
NetEase, Inc.	353,200	6,864
NetEase, Inc. (ADR)	26,335	2,546
América Móvil, SAB de CV, Class B (ADR)	418,548	9,057
Telefónica, SA, non-registered shares	1,960,258	7,952
TIM SA	1,807,873	5,520
Vodafone Group PLC	4,409,965	4,161
Activision Blizzard, Inc.[1]	46,218	3,896
Singapore Telecommunications, Ltd.	2,093,400	3,879
Indus Towers, Ltd.[1]	1,660,068	3,329
Yandex NV, Class A1	229,738	3,246
Informa PLC	288,172	2,656
Saudi Telecom Co., non-registered shares	217,720	2,526
Telefônica Brasil SA, ordinary nominative shares	211,900	1,915
JCDecaux SE1	88,804	1,761
SoftBank Group Corp.	35,900	1,704
Telkom Indonesia (Persero) Tbk PT, Class B	5,851,700	1,562
		201,411

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy 3.88%
Reliance Industries, Ltd.	1,260,037	$39,288
TotalEnergies SE	413,905	23,722
Baker Hughes Co., Class A	366,859	11,596
Exxon Mobil Corp.	78,782	8,449
Woodside Energy Group, Ltd.	284,002	6,577
Hess Corp.	41,002	5,574
New Fortress Energy, Inc., Class A	192,707	5,161
Cheniere Energy, Inc.	32,638	4,973
BP PLC	822,878	4,821
Saudi Arabian Oil Co.	523,194	4,502
Chevron Corp.	23,778	3,742
Schlumberger NV	74,972	3,683
TechnipFMC PLC[1]	166,307	2,764
Shell PLC (GBP denominated)	85,118	2,534
Borr Drilling, Ltd.[1]	129,674	977
Borr Drilling, Ltd. (NOK denominated)[1,4]	131,769	964
INPEX Corp.[4]	48,100	536
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	322
Gazprom PJSC[2]	945,858	–	[3]
Rosneft Oil Co. PJSC[2]	588,661	–	[3]
		130,185

Real estate 1.75%
Macrotech Developers, Ltd.	2,512,414	20,850
China Resources Mixc Lifestyle Services, Ltd.	1,386,800	6,900
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	1,284,655	6,614
American Tower Corp. REIT	30,171	5,851
CK Asset Holdings, Ltd.	1,014,500	5,630
ESR Group, Ltd.	2,662,800	4,584
Longfor Group Holdings, Ltd.	1,191,500	2,918
KE Holdings, Inc., Class A (ADR)[1]	158,053	2,347
CTP NV	134,007	1,740
Country Garden Services Holdings Co., Ltd.	722,000	933
Sun Hung Kai Properties, Ltd.	24,500	309
Ayala Land, Inc.	195,600	86
		58,762

Utilities 1.23%
ENN Energy Holdings, Ltd.	1,757,800	21,967
AES Corp.	398,987	8,271
Power Grid Corporation of India, Ltd.	1,366,963	4,252
China Resources Gas Group, Ltd.	827,600	2,837
Enel SpA	360,828	2,431
Engie SA	98,876	1,645
China Gas Holdings, Ltd.	67,400	77
		41,480
Total common stocks (cost: $2,170,787,000)		3,044,496

Preferred securities 0.77%
Financials 0.30%
Banco Bradesco SA, preferred nominative shares	1,678,812	5,768
Itaú Unibanco Holding SA (ADR), preferred nominative shares	449,520	2,652
Itaú Unibanco Holding SA, preferred nominative shares	307,303	1,824
		10,244

Consumer discretionary 0.27%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	42,282	5,248
Getir BV, Series D, preferred shares[1,2,5]	7,768	3,735
		8,983

American Funds Insurance Series	57

New World Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Real estate 0.17%
QuintoAndar, Ltd., Series E, preferred shares[1,2,5]	32,657	$4,694
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5]	8,400	1,207
		5,901

Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,284	539

Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	129,359	356

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,2,5]	34	42
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5]	1	1
		43
Total preferred securities (cost: $23,863,000)		26,066

Rights & warrants 0.04%
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,6]	128,407	1,045
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	37,386	52
		1,097

Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,6]	43,474	164
Total rights & warrants (cost: $1,148,000)		1,261

Bonds, notes & other debt instruments 3.99%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.42%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD550	458
Angola (Republic of) 9.50% 11/12/2025	200	196
Angola (Republic of) 8.25% 5/9/2028	500	445
Angola (Republic of) 8.00% 11/26/2029[6]	445	378
Angola (Republic of) 8.75% 4/14/2032[6]	280	236
Argentine Republic 1.00% 7/9/2029	32	10
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[7]	2,341	783
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[7]	2,217	667
Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[7]	1,091	387
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,909	939
Brazil (Federative Republic of) 0% 1/1/2024	BRL7,600	1,495
Brazil (Federative Republic of) 10.00% 1/1/2025	5,739	1,185
Brazil (Federative Republic of) 0% 7/1/2025	5,900	1,012
Brazil (Federative Republic of) 10.00% 1/1/2027	10,669	2,216
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	29,914	6,434
Brazil (Federative Republic of) 10.00% 1/1/2029	9,650	1,972
Brazil (Federative Republic of) 10.00% 1/1/2031	8,986	1,826
Brazil (Federative Republic of) 10.00% 1/1/2033	14,603	2,941
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	1,626	365
Chile (Republic of) 6.00% 4/1/2033	CLP1,170,000	1,546
Chile (Republic of) 4.34% 3/7/2042	USD350	312
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY34,530	4,815
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	11,700	1,639
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	32,980	5,071
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	3,570	498
Colombia (Republic of) 4.50% 1/28/2026	USD280	267

58	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.25% 4/22/2032	USD700	$520
Colombia (Republic of) 5.625% 2/26/2044	520	389
Colombia (Republic of) 5.20% 5/15/2049	755	521
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP2,927,200	592
Colombia (Republic of), Series B, 13.25% 2/9/2033	11,839,900	3,332
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	128
Czech Republic 1.25% 2/14/2025	CZK32,530	1,400
Dominican Republic 8.625% 4/20/2027[6]	USD575	601
Dominican Republic 5.50% 2/22/2029[6]	275	258
Dominican Republic 11.375% 7/6/2029	DOP12,800	252
Dominican Republic 7.05% 2/3/2031[6]	USD150	150
Dominican Republic 13.625% 2/3/2033	DOP9,000	203
Dominican Republic 7.45% 4/30/2044[6]	USD1,125	1,105
Dominican Republic 7.45% 4/30/2044	1,000	982
Dominican Republic 5.875% 1/30/2060[6]	280	218
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR550	334
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	214
Egypt (Arab Republic of) 8.875% 5/29/2050	455	246
Egypt (Arab Republic of) 8.75% 9/30/2051	500	271
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	260
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	640	444
Gabonese Republic 7.00% 11/24/2031	300	239
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	484
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	553
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,246
Honduras (Republic of) 5.625% 6/24/2030	678	550
Honduras (Republic of) 5.625% 6/24/2030[6]	281	228
Hungary (Republic of) 6.25% 9/22/2032[6]	330	339
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF259,900	708
Hungary (Republic of), Series A, 6.75% 10/22/2028	519,260	1,462
Indonesia (Republic of) 6.625% 2/17/2037	USD300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR32,478,000	2,297
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	47,130,000	3,209
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	896
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,910
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR78,000	950
Kenya (Republic of) 6.875% 6/24/2024	USD400	381
Kenya (Republic of) 8.25% 2/28/2048[6]	845	649
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR3,240	702
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	2,095	451
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	4,280	901
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	6,176	1,452
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	932
Mongolia (State of) 8.75% 3/9/2024	370	373
Mongolia (State of) 4.45% 7/7/2031	300	233
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	258
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[7]	880	671
Oman (Sultanate of) 5.375% 3/8/2027	380	374
Oman (Sultanate of) 6.25% 1/25/2031[6]	200	203
Oman (Sultanate of) 6.75% 1/17/2048	850	819
Oman (Sultanate of) 7.00% 1/25/2051	600	596
Panama (Republic of) 3.75% 4/17/2026	100	98
Panama (Republic of) 4.50% 4/16/2050	200	156
Panama (Republic of) 4.30% 4/29/2053	400	299
Panama (Republic of) 6.853% 3/28/2054	590	615
Panama (Republic of) 4.50% 1/19/2063	200	147
Paraguay (Republic of) 4.95% 4/28/2031	320	308
Peru (Republic of) 3.00% 1/15/2034	225	188
Peru (Republic of) 6.55% 3/14/2037	1,070	1,203
Peru (Republic of) 3.55% 3/10/2051	370	278
Peru (Republic of) 2.78% 12/1/2060	365	224

American Funds Insurance Series	59

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	USD400	$368
Philippines (Republic of) 6.375% 10/23/2034	145	162
Philippines (Republic of) 3.95% 1/20/2040	500	431
Poland (Republic of) 4.875% 10/4/2033	560	551
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN8,510	1,910
Qatar (State of) 4.50% 4/23/2028	USD600	601
Qatar (State of) 4.50% 4/23/2028[6]	450	451
Romania 2.00% 1/28/2032	EUR1,375	1,105
Romania 2.00% 4/14/2033	300	232
Romania 5.125% 6/15/2048[6]	USD500	428
Russian Federation 5.10% 3/28/2035[9]	1,600	672
Russian Federation 5.25% 6/23/2047[2,9]	1,200	72
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[6]	630	625
Senegal (Republic of) 4.75% 3/13/2028	EUR950	895
South Africa (Republic of) 5.875% 4/20/2032	USD400	355
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR57,197	2,434
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	55,948	2,437
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,540	1,085
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[9]	USD450	215
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[9]	1,170	558
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[9]	1,270	602
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[9]	471	217
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	451
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	558
Tunisia (Republic of) 5.625% 2/17/2024	EUR1,150	1,043
Tunisia (Republic of) 5.75% 1/30/2025	USD425	284
Turkey (Republic of) 9.875% 1/15/2028	200	204
Turkey (Republic of) 11.875% 1/15/2030	500	575
Ukraine 8.994% 2/1/2026[9]	600	152
Ukraine 7.75% 9/1/2029[9]	2,328	564
Ukraine 9.75% 11/1/2030[9]	900	225
Ukraine 7.375% 9/25/2034[9]	2,180	510
United Mexican States 4.75% 3/8/2044	1,090	936
United Mexican States 3.75% 4/19/2071	200	134
United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	1,132
United Mexican States, Series M20, 8.50% 5/31/2029	49,359	2,858
United Mexican States, Series M, 7.75% 5/29/2031	114,879	6,352
United Mexican States, Series M, 7.50% 5/26/2033	63,500	3,418
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD64	4
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	1,149	69
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	950	59
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[9]	85	8
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	299	28
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[9]	129	11
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[9]	64	6
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[9]	170	15
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	319	29
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[9]	106	10
Venezuela (Bolivarian Republic of) 9.00% 5/7/2033[9]	1,383	124
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	107	9
		114,612

Corporate bonds, notes & loans 0.49%
Energy 0.12%
AI Candelaria (Spain), SLU 7.50% 12/15/2028	323	303
Oleoducto Central SA 4.00% 7/14/2027[6]	255	224
Oleoducto Central SA 4.00% 7/14/2027	200	175
Petrobras Global Finance BV 6.85% 6/5/2115	314	274
Petroleos Mexicanos 6.875% 8/4/2026	2,585	2,416

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petrorio Luxembourg SARL 6.125% 6/9/2026	USD200	$192
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	442
		4,205

Financials 0.08%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	679
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	341
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	500	409
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	521
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	622
		2,572

Utilities 0.08%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]	278	237
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	325
Enfragen Energia Sur SA 5.375% 12/30/2030	969	630
State Grid Europe Development (2014) Public, Ltd. Co. 3.125% 4/7/2025	1,400	1,344
		2,536

Communication services 0.06%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN17,000	984
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	250
PLDT, Inc. 2.50% 1/23/2031	210	173
Tencent Holdings, Ltd. 3.975% 4/11/2029	400	372
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	580	381
		2,160

Consumer discretionary 0.06%
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	600	472
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
Arcos Dorados BV 6.125% 5/27/2029	450	438
Meituan 3.05% 10/28/2030[6]	400	317
MercadoLibre, Inc. 3.125% 1/14/2031	400	319
Sands China, Ltd. 4.875% 6/18/2030	220	196
		2,008

Materials 0.04%
Braskem Idesa SAPI 7.45% 11/15/2029	775	521
Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	202
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	230	208
Sasol Financing USA, LLC 5.875% 3/27/2024	500	494
		1,425

Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031	520	373
NBM US Holdings, Inc. 7.00% 5/14/2026[5]	200	194
NBM US Holdings, Inc. 6.625% 8/6/2029[5]	420	385
		952

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030	480	409

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.01%
Mexico City Airport Trust 4.25% 10/31/2026	USD200	$193
Total corporate bonds, notes & loans		16,460

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.015%) 5.234% 1/31/2024[10,11]	2,730	2,730
Total bonds, notes & other debt instruments (cost: $144,225,000)		133,802

Short-term securities 4.35%	Shares
Money market investments 4.23%
Capital Group Central Cash Fund 5.15%[12,13]	1,420,041	142,018

Money market investments purchased with collateral from securities on loan 0.10%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[12,14]	2,309,977	2,310
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[12,14]	1,163,631	1,163
		3,473

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Sri Lanka (Democratic Socialist Republic of) 11/17/2023	17.046%	LKR97,000	293
Sri Lanka (Democratic Socialist Republic of) 8/11/2023	17.592	123,000	392
			685
Total short-term securities (cost: $146,127,000)			146,176

Total investment securities 99.80% (cost: $2,486,150,000)			3,351,801
Other assets less liabilities 0.20%			6,712
Net assets 100.00%			$3,358,513

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	76	September 2023	USD15,454	$(192)
10 Year Euro-Bund Futures	Short	11	September 2023	(1,605)	21
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2023	(7,343)	65
30 Year Ultra U.S. Treasury Bond Futures	Long	7	September 2023	953	18
					$(88)

62	American Funds Insurance Series

New World Fund (continued)

Forward currency contracts
						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2023
(000)		(000)		Counterparty	date	(000)
MXN	1,185	USD	68	HSBC Bank	7/10/2023	$1
COP	939,260	USD	225	Goldman Sachs	7/10/2023	–	[3]
USD	20	MXN	340	UBS AG	7/10/2023	–	[3]
ZAR	1,097	USD	58	Barclays Bank PLC	7/10/2023	–	[3]
MXN	7,650	USD	448	UBS AG	7/10/2023	(2)
USD	34	ZAR	665	Morgan Stanley	7/10/2023	(2)
INR	38,972	USD	472	Standard Chartered Bank	7/17/2023	2
INR	16,075	USD	195	HSBC Bank	7/17/2023	–	[3]
USD	1,451	EUR	1,322	Morgan Stanley	7/24/2023	6
USD	1,863	EUR	1,696	UBS AG	7/25/2023	10
USD	999	MXN	17,145	Bank of America	7/26/2023	3
BRL	1,195	USD	244	Goldman Sachs	8/4/2023	4
PLN	8,045	USD	1,907	JPMorgan Chase	8/30/2023	66
HUF	504,380	USD	1,419	Citibank	8/30/2023	35
CZK	21,025	USD	951	Citibank	8/30/2023	12
USD	2,409	MYR	11,100	Standard Chartered Bank	9/8/2023	9
USD	1,147	MYR	5,265	Standard Chartered Bank	9/8/2023	9
MYR	350	USD	76	Standard Chartered Bank	9/8/2023	(1)
USD	1,018	IDR	15,000,000	Citibank	11/8/2023	23
USD	733	BRL	4,100	Citibank	1/2/2024	(99)
						$76

Investments in affiliates[13]
	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 4.23%
Money market investments 4.23%
Capital Group Central Cash Fund 5.15%[12]	$167,328	$182,651	$207,989	$11	$17	$142,018	$4,211
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[12]	86		8615			–	–	[16]
Total 4.23%				$11	$17	$142,018	$4,211

Restricted securities[5]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,2]	5/26/2021	$5,258	$4,694	.14%
QuintoAndar, Ltd., Series E-1, preferred shares[1,2]	12/20/2021	1,716	1,207	.04
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	3,735	.11
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	405	385	.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	191	194	.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	470	.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	42	.0017
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.0017
Total		$11,786	$10,728	.32%

American Funds Insurance Series	63

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $11,128,000, which represented .33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,728,000, which represented .32% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,104,000, which represented ..36% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $207,000, which represented .01% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Rate represents the seven-day yield at 6/30/2023.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository

Interest CLP = Chilean pesos

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

LKR = Sri Lankan rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

64	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.85%	Shares	Value (000)
Information technology 20.88%
Broadcom, Inc.	737,213	$639,481
Microsoft Corp.	1,807,071	615,380
Apple, Inc.	822,944	159,626
ASML Holding NV (New York registered) (ADR)	168,682	122,252
Intel Corp.	2,617,286	87,522
TE Connectivity, Ltd.	506,250	70,956
Applied Materials, Inc.	381,522	55,145
SAP SE (ADR)	399,441	54,647
Motorola Solutions, Inc.	156,536	45,909
Oracle Corp.	367,639	43,782
KLA Corp.	72,251	35,043
Salesforce, Inc.[1]	139,495	29,470
NetApp, Inc.	362,489	27,694
QUALCOMM, Inc.	200,387	23,854
Texas Instruments, Inc.	131,807	23,728
Synopsys, Inc.[1]	45,829	19,954
Cadence Design Systems, Inc.[1]	39,031	9,154
Analog Devices, Inc.	28,186	5,491
Micron Technology, Inc.	80,504	5,081
Ciena Corp.[1]	17,550	746
		2,074,915

Health care 16.76%
UnitedHealth Group, Inc.	670,455	322,247
Eli Lilly and Company	420,799	197,346
Johnson & Johnson	936,932	155,081
AstraZeneca PLC (ADR)	1,669,157	119,462
AbbVie, Inc.	845,851	113,962
Pfizer, Inc.	3,072,899	112,714
Humana, Inc.	218,264	97,592
Gilead Sciences, Inc.	1,261,158	97,197
Danaher Corp.	293,360	70,406
Abbott Laboratories	506,208	55,187
Elevance Health, Inc.	110,532	49,108
CVS Health Corp.	678,148	46,880
Bristol-Myers Squibb Company	658,323	42,100
Vertex Pharmaceuticals, Inc.[1]	111,833	39,355
Merck & Co., Inc.	189,754	21,896
Thermo Fisher Scientific, Inc.	38,181	19,921
Regeneron Pharmaceuticals, Inc.[1]	25,933	18,634
Novo Nordisk AS, Class B (ADR)	108,860	17,617
Zoetis, Inc., Class A	100,233	17,261
Edwards Lifesciences Corp.[1]	135,556	12,787
Molina Healthcare, Inc.[1]	37,656	11,344
The Cigna Group	32,974	9,253
Becton, Dickinson and Co.	23,003	6,073
ResMed, Inc.	24,754	5,409
Baxter International, Inc.	114,187	5,202
Sanofi (ADR)	36,949	1,992
		1,666,026

Financials 13.83%
Marsh & McLennan Companies, Inc.	1,320,030	248,271
JPMorgan Chase & Co.	958,018	139,334
CME Group, Inc., Class A	576,563	106,831
BlackRock, Inc.	149,685	103,453
Chubb, Ltd.	441,856	85,084
Visa, Inc., Class A	353,109	83,856
Wells Fargo & Company	1,640,661	70,024
Mastercard, Inc., Class A	144,219	56,721
Discover Financial Services	463,236	54,129
S&P Global, Inc.	111,492	44,696

American Funds Insurance Series	65

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Blackstone, Inc.	427,289	$39,725
Morgan Stanley	450,953	38,512
Capital One Financial Corp.	342,552	37,465
Apollo Asset Management, Inc.	443,289	34,049
KKR & Co., Inc.	600,824	33,646
Brookfield Asset Management, Ltd., Class A	832,644	27,169
Aon PLC, Class A	75,142	25,939
Intercontinental Exchange, Inc.	210,505	23,804
Citizens Financial Group, Inc.	856,604	22,340
Nasdaq, Inc.	421,309	21,002
Goldman Sachs Group, Inc.	53,799	17,352
Canadian Imperial Bank of Commerce	314,869	13,439
Arthur J. Gallagher & Co.	56,363	12,376
The Carlyle Group, Inc.	291,631	9,318
Bank of America Corp.	306,789	8,802
KeyCorp	823,999	7,614
Fidelity National Information Services, Inc.	115,515	6,319
Progressive Corp.	14,654	1,940
Charles Schwab Corp.	19,606	1,111
		1,374,321

Industrials 11.09%
Northrop Grumman Corp.	392,665	178,977
CSX Corp.	3,018,858	102,943
Caterpillar, Inc.	411,115	101,155
Raytheon Technologies Corp.	980,036	96,004
Boeing Company[1]	301,180	63,597
Union Pacific Corp.	267,774	54,792
Lockheed Martin Corp.	92,475	42,574
Paychex, Inc.	375,340	41,989
L3Harris Technologies, Inc.	208,280	40,775
General Electric Co.	300,152	32,972
Norfolk Southern Corp.	139,188	31,562
Equifax, Inc.	129,553	30,484
Waste Connections, Inc.	206,801	29,558
Carrier Global Corp.	574,980	28,582
ABB, Ltd. (ADR)[2]	710,074	27,870
Honeywell International, Inc.	107,338	22,273
United Parcel Service, Inc., Class B	123,077	22,062
Robert Half International, Inc.	281,341	21,163
Rockwell Automation	59,734	19,679
Johnson Controls International PLC	195,711	13,336
PACCAR, Inc.	157,552	13,179
Republic Services, Inc.	75,257	11,527
BAE Systems PLC (ADR)[2]	227,638	10,918
Huntington Ingalls Industries, Inc.	47,307	10,767
Southwest Airlines Co.	259,907	9,411
Delta Air Lines, Inc.	189,145	8,992
HEICO Corp.	46,818	8,284
Air Lease Corp., Class A	155,159	6,493
Broadridge Financial Solutions, Inc.	38,963	6,453
RELX PLC (ADR)	186,041	6,219
FedEx Corp.	22,317	5,532
Waste Management, Inc.	11,150	1,934
		1,102,056

Consumer staples 8.58%
Philip Morris International, Inc.	1,726,204	168,512
Archer Daniels Midland Company	1,110,316	83,895
Target Corp.	609,982	80,457
Keurig Dr Pepper, Inc.	2,247,850	70,290
Altria Group, Inc.	1,317,703	59,692

66	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Dollar General Corp.	272,626	$46,286
Procter & Gamble Company	274,309	41,624
Kraft Heinz Company	1,121,765	39,823
Constellation Brands, Inc., Class A	141,911	34,928
Costco Wholesale Corp.	60,997	32,839
Reckitt Benckiser Group PLC (ADR)[2]	2,132,114	32,387
Hormel Foods Corp.	681,076	27,393
Nestlé SA (ADR)	227,484	27,378
General Mills, Inc.	340,811	26,140
Mondelez International, Inc.	281,163	20,508
British American Tobacco PLC (ADR)	604,417	20,067
Church & Dwight Co., Inc.	149,274	14,962
Walgreens Boots Alliance, Inc.	316,943	9,030
Danone (ADR)	694,054	8,530
Kimberly-Clark Corp.	55,541	7,668
		852,409

Consumer discretionary 7.09%
Home Depot, Inc.	560,199	174,020
YUM! Brands, Inc.	782,244	108,380
Darden Restaurants, Inc.	501,843	83,848
General Motors Company	1,881,616	72,555
TJX Companies, Inc.	469,607	39,818
NIKE, Inc., Class B	346,275	38,218
D.R. Horton, Inc.	278,964	33,947
Wynn Resorts, Ltd.	238,444	25,182
Lennar Corp., Class A	198,427	24,865
Royal Caribbean Cruises, Ltd.[1]	228,574	23,712
Chipotle Mexican Grill, Inc.[1]	8,776	18,772
Tractor Supply Co.	69,721	15,415
Starbucks Corp.	116,663	11,557
Marriott International, Inc., Class A	56,207	10,325
VF Corp.	440,631	8,412
McDonald’s Corp.	25,001	7,461
Polaris, Inc.	52,835	6,389
Amazon.com, Inc.[1]	17,265	2,251
		705,127

Energy 5.22%
Exxon Mobil Corp.	852,858	91,469
Chevron Corp.	505,982	79,616
Pioneer Natural Resources Company	359,231	74,426
ConocoPhillips	624,722	64,728
Halliburton Co.	1,909,938	63,009
EOG Resources, Inc.	448,779	51,358
Baker Hughes Co., Class A	1,201,116	37,967
Canadian Natural Resources, Ltd.	666,140	37,477
TC Energy Corp.	473,648	19,140
		519,190

Communication services 5.20%
Comcast Corp., Class A	6,404,153	266,093
Alphabet, Inc., Class C1	951,895	115,151
Alphabet, Inc., Class A1	505,747	60,538
Meta Platforms, Inc., Class A1	188,087	53,977
Activision Blizzard, Inc.[1]	138,701	11,692
Electronic Arts, Inc.	36,898	4,786
Deutsche Telekom AG (ADR)	142,813	3,120
Netflix, Inc.[1]	3,715	1,636
		516,993

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 2.83%
Constellation Energy Corp.	1,061,682	$97,197
Sempra Energy	480,841	70,006
Entergy Corp.	350,024	34,082
CMS Energy Corp.	388,909	22,848
Public Service Enterprise Group, Inc.	235,300	14,732
FirstEnergy Corp.	354,995	13,802
NextEra Energy, Inc.	168,179	12,479
The Southern Co.	146,620	10,300
Evergy, Inc.	95,724	5,592
		281,038

Materials 2.45%
Linde PLC	250,591	95,495
Corteva, Inc.	679,065	38,910
Rio Tinto PLC (ADR)	534,050	34,094
Mosaic Co.	674,652	23,613
Nucor Corp.	125,314	20,549
LyondellBasell Industries NV	162,588	14,930
Celanese Corp.	105,110	12,172
H.B. Fuller Co.	49,263	3,523
		243,286

Real estate 1.92%
Extra Space Storage, Inc. REIT	374,494	55,743
Welltower, Inc. REIT	522,586	42,272
Public Storage REIT	133,459	38,954
Equinix, Inc. REIT	27,812	21,803
American Tower Corp. REIT	94,759	18,378
Regency Centers Corp. REIT	115,400	7,128
Digital Realty Trust, Inc. REIT	43,588	4,963
Crown Castle, Inc. REIT	14,137	1,611
		190,852
Total common stocks (cost: $7,202,076,000)		9,526,213

Convertible stocks 0.15%
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	113,300	7,489

Utilities 0.07%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	4,108
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	56,400	2,802
		6,910
Total convertible stocks (cost: $15,554,000)		14,399

Short-term securities 3.83%
Money market investments 3.80%
Capital Group Central Cash Fund 5.15%[3,4]	3,775,150	377,553

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.15%[3,4,5]	18,382	$1,838
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	1,021,366	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	326,601	327
		3,186
Total short-term securities (cost: $380,646,000)		380,739

Total investment securities 99.83% (cost: $7,598,276,000)		9,921,351
Other assets less liabilities 0.17%		17,215
Net assets 100.00%		$9,938,566

Investments in affiliates[4]
	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.82%
Money market investments 3.80%
Capital Group Central Cash Fund 5.15%[3]	$384,669	$669,240	$676,418		$20	$42	$377,553	$9,174
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[3,5]	6,338		4,500	[6]			1,838	–	[7]
Total 3.82%					$20	$42	$379,391	$9,174

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $3,429,000, which represented .03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 6/30/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	69

Capital World Growth and Income Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.50%	Shares	Value (000)
Information technology 19.40%
Broadcom, Inc.	75,527	$65,513
Microsoft Corp.	190,561	64,894
Taiwan Semiconductor Manufacturing Company, Ltd.	2,250,800	41,944
ASML Holding NV	44,139	31,951
Apple, Inc.	132,705	25,741
Tokyo Electron, Ltd.	105,200	15,065
Accenture PLC, Class A	31,081	9,591
Capgemini SE	46,560	8,820
EPAM Systems, Inc.[1]	38,580	8,671
NVIDIA Corp.	17,416	7,367
Salesforce, Inc.[1]	31,604	6,677
Micron Technology, Inc.	105,789	6,676
Oracle Corp.	44,124	5,255
TE Connectivity, Ltd.	35,481	4,973
Applied Materials, Inc.	30,066	4,346
Shopify, Inc., Class A, subordinate voting shares[1]	67,145	4,338
Intel Corp.	116,712	3,903
Logitech International SA	63,731	3,789
Delta Electronics, Inc.	317,000	3,525
Keyence Corp.	6,400	3,027
Hexagon AB, Class B	230,923	2,843
Adobe, Inc.[1]	5,524	2,701
Synopsys, Inc.[1]	5,970	2,599
Texas Instruments, Inc.	14,012	2,523
OBIC Co., Ltd.	14,600	2,341
GlobalWafers Co., Ltd.	133,000	2,134
Marvell Technology, Inc.	33,050	1,976
Snowflake, Inc., Class A1	9,869	1,737
Disco Corp.	10,500	1,661
Cognizant Technology Solutions Corp., Class A	24,853	1,622
Arista Networks, Inc.[1]	8,221	1,332
MediaTek, Inc.	52,000	1,154
Fujitsu, Ltd.	8,700	1,122
Infosys, Ltd.	55,715	903
Wolfspeed, Inc.[1]	12,732	708
Advantech Co., Ltd.	1,000	13
		353,435

Health care 14.92%
UnitedHealth Group, Inc.	71,147	34,196
Eli Lilly and Company	55,547	26,050
Abbott Laboratories	238,293	25,979
AstraZeneca PLC	117,801	16,874
Novo Nordisk AS, Class B	94,231	15,220
Gilead Sciences, Inc.	168,230	12,965
Vertex Pharmaceuticals, Inc.[1]	33,431	11,765
Takeda Pharmaceutical Company, Ltd.	363,100	11,413
Daiichi Sankyo Company, Ltd.	333,000	10,560
Thermo Fisher Scientific, Inc.	17,979	9,381
GE HealthCare Technologies, Inc.	111,287	9,041
Sanofi	82,797	8,876
Pfizer, Inc.	237,450	8,710
Stryker Corp.	27,717	8,456
Novartis AG	63,978	6,457
Siemens Healthineers AG	111,456	6,308
Bayer AG	88,195	4,876
Centene Corp.[1]	53,126	3,583
Medtronic PLC	33,194	2,924
Catalent, Inc.[1]	65,331	2,833
Olympus Corp.	178,800	2,830
Insulet Corp.[1]	9,148	2,638
Molina Healthcare, Inc.[1]	8,737	2,632

70	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
DexCom, Inc.[1]	18,878	$2,426
Intuitive Surgical, Inc.[1]	6,932	2,370
Amgen, Inc.	10,536	2,339
EssilorLuxottica SA	12,169	2,303
AbbVie, Inc.	16,926	2,280
Rede D’Or Sao Luiz SA	295,690	2,033
Zoetis, Inc., Class A	11,180	1,925
The Cigna Group	6,310	1,771
Penumbra, Inc.[1]	5,051	1,738
CVS Health Corp.	23,562	1,629
Lonza Group AG	2,651	1,583
Eurofins Scientific SE, non-registered shares	19,671	1,249
Regeneron Pharmaceuticals, Inc.[1]	1,365	981
CSL, Ltd.	4,998	925
agilon health, Inc.[1]	51,498	893
Cooper Companies, Inc.	1,256	482
ResMed, Inc.	1,831	400
		271,894

Industrials 13.82%
Airbus SE, non-registered shares	160,312	23,174
General Electric Co.	192,601	21,157
Carrier Global Corp.	287,458	14,290
Recruit Holdings Co., Ltd.	329,750	10,524
BAE Systems PLC	871,044	10,277
Safran SA	63,276	9,941
Boeing Company[1]	46,535	9,826
Melrose Industries PLC	1,509,271	9,716
Raytheon Technologies Corp.	93,680	9,177
Siemens AG	52,824	8,792
Deere & Company	21,025	8,519
Caterpillar, Inc.	30,713	7,557
Mitsui & Co., Ltd.	195,500	7,356
Bureau Veritas SA	246,012	6,748
TransDigm Group, Inc.	7,372	6,592
Lockheed Martin Corp.	13,212	6,083
CSX Corp.	166,384	5,674
Johnson Controls International PLC	57,220	3,899
Daikin Industries, Ltd.	19,000	3,878
DHL Group	78,459	3,831
LIXIL Corp.	282,500	3,588
Compagnie de Saint-Gobain SA, non-registered shares	53,097	3,235
Brenntag SE	36,908	2,876
L3Harris Technologies, Inc.	14,584	2,855
Legrand SA	28,404	2,818
International Consolidated Airlines Group SA (CDI)[1]	1,321,449	2,728
Thales SA	17,875	2,676
ASSA ABLOY AB, Class B	108,369	2,601
Ceridian HCM Holding, Inc.[1]	37,048	2,481
Ryanair Holdings PLC (ADR)[1]	22,029	2,436
Astra International Tbk PT	5,087,400	2,318
Techtronic Industries Co., Ltd.	211,500	2,314
Schneider Electric SE	12,693	2,314
Canadian Pacific Kansas City, Ltd.	27,858	2,250
MTU Aero Engines AG	7,929	2,054
ITOCHU Corp.	51,500	2,048
RELX PLC	60,515	2,017
The Weir Group PLC	90,083	2,011
VINCI SA	15,017	1,745
Rentokil Initial PLC	222,930	1,741
Rockwell Automation	5,224	1,721
Northrop Grumman Corp.	3,702	1,687

American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Waste Connections, Inc.	11,403	$1,630
SMC Corp.	2,700	1,501
Bunzl PLC	36,011	1,371
AB Volvo, Class B	57,566	1,194
Larsen & Toubro, Ltd.	38,289	1,155
SS&C Technologies Holdings, Inc.	18,920	1,147
Nidec Corp.	20,500	1,127
AGC, Inc.[2]	30,700	1,105
Adecco Group AG	31,507	1,028
Atlas Copco AB, Class B	80,657	1,005
		251,788

Financials 10.56%
Zurich Insurance Group AG	32,303	15,347
AIA Group, Ltd.	1,355,399	13,829
Kotak Mahindra Bank, Ltd.	522,949	11,777
HDFC Bank, Ltd.	502,076	10,432
HDFC Bank, Ltd. (ADR)	13,515	942
ING Groep NV	703,205	9,497
B3 SA - Brasil, Bolsa, Balcao	2,894,024	8,830
Ping An Insurance (Group) Company of China, Ltd., Class H	1,064,000	6,817
Ping An Insurance (Group) Company of China, Ltd., Class A	10,900	70
JPMorgan Chase & Co.	43,395	6,311
Mastercard, Inc., Class A	15,273	6,007
Morgan Stanley	62,556	5,342
Aon PLC, Class A	15,144	5,228
HDFC Life Insurance Co., Ltd.	656,026	5,210
Blackstone, Inc.	53,281	4,954
Discover Financial Services	40,276	4,706
Chubb, Ltd.	22,335	4,301
Toronto-Dominion Bank (CAD denominated)	69,180	4,288
Postal Savings Bank of China Co., Ltd., Class H	6,840,000	4,219
DNB Bank ASA	197,610	3,694
S&P Global, Inc.	8,540	3,424
CME Group, Inc., Class A	18,023	3,339
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,997	2,994
AXA SA	100,858	2,980
Great-West Lifeco, Inc.	97,775	2,839
China Merchants Bank Co., Ltd., Class A	408,272	1,850
China Merchants Bank Co., Ltd., Class H	199,903	909
Citigroup, Inc.	58,968	2,715
DBS Group Holdings, Ltd.	111,300	2,602
Israel Discount Bank, Ltd., Class A	472,063	2,347
Apollo Asset Management, Inc.	30,286	2,326
Banco Santander, SA	604,537	2,243
BNP Paribas SA	34,400	2,173
Wells Fargo & Company	48,925	2,088
FinecoBank SpA	153,752	2,074
National Bank of Canada	26,966	2,009
Blue Owl Capital, Inc., Class A	171,427	1,997
Arthur J. Gallagher & Co.	9,079	1,993
Worldline SA, non-registered shares[1]	48,188	1,764
MSCI, Inc.	3,463	1,625
Power Corporation of Canada, subordinate voting shares[2]	58,745	1,581
American International Group, Inc.	25,619	1,474
KBC Groep NV	20,095	1,405
Marsh & McLennan Companies, Inc.	7,341	1,381
Macquarie Group, Ltd.	11,334	1,351
Axis Bank, Ltd.	106,988	1,291
Bajaj Finance, Ltd.	12,773	1,118
East Money Information Co., Ltd., Class A	564,580	1,108
United Overseas Bank, Ltd.	44,700	927

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aegon NV	177,180	$897
Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,356	860
Goldman Sachs Group, Inc.	1,974	637
ICICI Bank, Ltd.	18,525	212
Lufax Holding, Ltd. (ADR)	48,300	69
Sberbank of Russia PJSC[3]	3,196,952	–	[4]
		192,403

Consumer discretionary 10.04%
LVMH Moët Hennessy-Louis Vuitton SE	34,529	32,586
Home Depot, Inc.	68,193	21,183
Amazon.com, Inc.[1]	121,358	15,820
Booking Holdings, Inc.[1]	3,648	9,851
Flutter Entertainment PLC[1]	44,029	8,862
Restaurant Brands International, Inc.	63,114	4,892
Restaurant Brands International, Inc. (CAD denominated)	41,026	3,181
General Motors Company	191,735	7,393
Cie. Financière Richemont SA, Class A	38,558	6,542
Industria de Diseño Textil, SA	162,734	6,323
Chipotle Mexican Grill, Inc.[1]	2,528	5,407
Marriott International, Inc., Class A	28,977	5,323
Lennar Corp., Class A	28,758	3,604
Sony Group Corp.	39,400	3,534
Evolution AB	27,614	3,499
Tesla, Inc.[1]	13,345	3,493
Shimano, Inc.[2]	18,700	3,130
Trip.com Group, Ltd. (ADR)[1]	89,385	3,129
Sands China, Ltd.[1]	893,200	3,057
YUM! Brands, Inc.	19,864	2,752
InterContinental Hotels Group PLC	37,124	2,564
Stellantis NV	134,629	2,366
Darden Restaurants, Inc.	13,635	2,278
Dowlais Group PLC[1]	1,167,726	1,883
MercadoLibre, Inc.[1]	1,576	1,867
NIKE, Inc., Class B	16,849	1,860
Starbucks Corp.	18,523	1,835
Pan Pacific International Holdings Corp.	93,100	1,668
Moncler SpA	23,963	1,658
Royal Caribbean Cruises, Ltd.[1]	15,976	1,657
Rivian Automotive, Inc., Class A1	91,806	1,530
NEXT PLC	17,196	1,510
Midea Group Co., Ltd., Class A	182,900	1,489
Kindred Group PLC (SDR)	127,475	1,358
Aristocrat Leisure, Ltd.	36,903	956
B&M European Value Retail SA	111,205	788
Li Ning Co., Ltd.	139,500	754
Wynn Macau, Ltd.[1]	826,400	753
Bandai Namco Holdings, Inc.	21,200	491
Hermès International	105	228
		183,054

Consumer staples 6.99%
Philip Morris International, Inc.	293,159	28,618
Nestlé SA	105,359	12,677
Kroger Co.	166,414	7,821
Seven & i Holdings Co., Ltd.	177,580	7,678
British American Tobacco PLC	217,347	7,211
Imperial Brands PLC	318,362	7,041
Ocado Group PLC[1]	863,537	6,239
Ajinomoto Co., Inc.	140,500	5,594
Kweichow Moutai Co., Ltd., Class A	22,100	5,153
Bunge, Ltd.	50,508	4,765

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Danone SA	67,283	$4,123
Keurig Dr Pepper, Inc.	124,625	3,897
Arca Continental, SAB de CV	377,660	3,882
Dollar Tree Stores, Inc.[1]	27,039	3,880
Constellation Brands, Inc., Class A	14,919	3,672
Altria Group, Inc.	65,913	2,986
ITC, Ltd.	501,567	2,764
Treasury Wine Estates, Ltd.	343,339	2,580
Target Corp.	12,196	1,609
Kao Corp.[2]	41,100	1,489
Essity Aktiebolag, Class B	45,808	1,219
Wilmar International, Ltd.	422,200	1,189
Costco Wholesale Corp.	827	445
L’Oréal SA, non-registered shares	951	444
Pernod Ricard SA	1,544	341
		127,317

Materials 6.31%
Vale SA, ordinary nominative shares	1,295,106	17,370
Vale SA (ADR), ordinary nominative shares	728,719	9,780
Fortescue Metals Group, Ltd.	1,267,595	18,878
Glencore PLC	1,431,132	8,118
Rio Tinto PLC	126,162	8,015
Linde PLC	20,624	7,859
Air Liquide SA, non-registered shares	34,303	6,150
Air Liquide SA, bonus shares	6,397	1,147
Freeport-McMoRan, Inc.	177,915	7,117
Albemarle Corp.	20,974	4,679
Shin-Etsu Chemical Co., Ltd.	121,400	4,035
First Quantum Minerals, Ltd.	148,702	3,518
BHP Group, Ltd. (CDI)	113,284	3,365
Evonik Industries AG	148,278	2,818
Air Products and Chemicals, Inc.	8,673	2,598
Heidelberg Materials AG, non-registered shares	29,270	2,403
Akzo Nobel NV	25,784	2,107
Barrick Gold Corp. (CAD denominated)	121,716	2,059
Dow, Inc.	22,324	1,189
Corteva, Inc.	17,755	1,017
CRH PLC	12,762	705
		114,927

Communication services 5.46%
Alphabet, Inc., Class C1	157,995	19,113
Alphabet, Inc., Class A1	87,018	10,416
Netflix, Inc.[1]	29,129	12,831
Publicis Groupe SA	101,328	7,904
Meta Platforms, Inc., Class A1	25,350	7,275
NetEase, Inc.	333,100	6,473
Comcast Corp., Class A	145,949	6,064
Sea, Ltd., Class A (ADR)[1]	83,174	4,827
Bharti Airtel, Ltd.	394,026	4,226
Bharti Airtel, Ltd., interim shares	13,994	83
Take-Two Interactive Software, Inc.[1]	23,346	3,436
Deutsche Telekom AG	152,088	3,315
Universal Music Group NV	136,351	3,029
Singapore Telecommunications, Ltd.	1,510,800	2,799
SoftBank Corp.	256,685	2,746
Omnicom Group, Inc.	21,678	2,063

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nippon Telegraph and Telephone Corp.	1,215,000	$1,440
Tencent Holdings, Ltd.	29,500	1,256
Yandex NV, Class A1	9,810	139
		99,435

Energy 5.23%
Canadian Natural Resources, Ltd. (CAD denominated)	399,557	22,464
EOG Resources, Inc.	77,547	8,875
Cenovus Energy, Inc. (CAD denominated)	462,034	7,847
TotalEnergies SE	122,540	7,023
Baker Hughes Co., Class A	201,698	6,376
Cameco Corp. (CAD denominated)	144,029	4,511
Cameco Corp.	43,262	1,355
Tourmaline Oil Corp.	120,026	5,655
BP PLC	906,866	5,313
Shell PLC (GBP denominated)	144,033	4,288
Reliance Industries, Ltd.	137,445	4,286
ConocoPhillips	34,528	3,577
Woodside Energy Group, Ltd.	115,207	2,668
Woodside Energy Group, Ltd. (CDI)	21,821	504
TC Energy Corp. (CAD denominated)	74,003	2,991
Suncor Energy, Inc.	76,426	2,242
Schlumberger NV	41,874	2,057
Exxon Mobil Corp.	18,586	1,993
Aker BP ASA	56,759	1,330
Gazprom PJSC[3]	2,248,304	–	[4]
		95,355

Utilities 2.12%
E.ON SE	416,028	5,303
DTE Energy Company	44,922	4,942
PG&E Corp.[1]	263,771	4,558
Engie SA	224,709	3,737
Engie SA, bonus shares	41,586	692
Edison International	49,486	3,437
China Resources Gas Group, Ltd.	946,432	3,245
Iberdrola, SA, non-registered shares	248,020	3,240
Constellation Energy Corp.	34,696	3,176
NextEra Energy, Inc.	32,920	2,443
Power Grid Corporation of India, Ltd.	663,057	2,063
AES Corp.	44,200	916
Public Service Enterprise Group, Inc.	13,054	817
		38,569

Real estate 0.65%
Crown Castle, Inc. REIT	38,059	4,337
Longfor Group Holdings, Ltd.	829,738	2,032
American Tower Corp. REIT	10,183	1,975
China Resources Mixc Lifestyle Services, Ltd.	326,600	1,625
Iron Mountain, Inc. REIT	17,607	1,000
Sun Hung Kai Properties, Ltd.	70,500	889
		11,858
Total common stocks (cost: $1,280,753,000)		1,740,035

Preferred securities 0.10%
Consumer discretionary 0.06%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	8,854	1,099

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	$543

Financials 0.01%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	57,948	133
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	56,047	132
		265
Total preferred securities (cost: $2,388,000)		1,907

Bonds, notes & other debt instruments 0.59%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	23,200	4,672
United Mexican States, Series M, 8.00% 12/7/2023	MXN	20,000	1,153
			5,825
Corporate bonds, notes & loans 0.27%
Health care 0.14%
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD	1,600	1,591
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,100	987
			2,578

Consumer discretionary 0.06%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[5]		465	494
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]		390	364
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]		151	159
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]		125	133
			1,150

Energy 0.04%
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		800	746

Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]		709	470
Total corporate bonds, notes & loans			4,944
Total bonds, notes & other debt instruments (cost: $10,451,000)			10,769

Short-term securities 3.94%	Shares
Money market investments 3.89%
Capital Group Central Cash Fund 5.15%[7,8]	708,625	70,870

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	428,400	$429
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]	428,400	428
		857
Total short-term securities (cost: $71,717,000)		71,727

Total investment securities 100.13% (cost: $1,365,309,000)		1,824,438
Other assets less liabilities (0.13)%		(2,311)
Net assets 100.00%		$1,822,127

Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.89%
Money market investments 3.89%
Capital Group Central Cash Fund 5.15%[7]	$693	$205,416	$135,244		$(5)	$10	$70,870	$1,471
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[7]	111		111	[10]			–	–	[11]
Total 3.89%					$(5)	$10	$70,870	$1,471

[1]	Security did not produce income during the last 12 months.

[2]	All or a portion of this security was on loan. The total value of all such securities was $6,023,000, which represented .33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.

[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,150,000, which represented .06% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2023.

[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[10]	Represents net activity. Refer to Note 5 for more information on securities lending.

[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	77

Growth-Income Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 94.66%	Shares	Value (000)
Information technology 20.32%
Microsoft Corp.	7,657,151	$2,607,566
Broadcom, Inc.	2,065,791	1,791,929
Apple, Inc.	1,666,424	323,236
ASML Holding NV	215,068	155,682
ASML Holding NV (New York registered) (ADR)	137,293	99,503
Taiwan Semiconductor Manufacturing Company, Ltd.	12,123,000	225,916
Accenture PLC, Class A	703,659	217,135
Adobe, Inc.[1]	417,161	203,988
Applied Materials, Inc.	1,300,400	187,960
ServiceNow, Inc.[1]	294,412	165,451
NVIDIA Corp.	380,677	161,034
Texas Instruments, Inc.	744,443	134,015
SK hynix, Inc.	1,326,567	116,969
GoDaddy, Inc., Class A1	1,402,444	105,366
Salesforce, Inc.[1]	460,286	97,240
Arista Networks, Inc.[1]	548,871	88,950
Analog Devices, Inc.	398,402	77,613
Intel Corp.	2,300,000	76,912
Micron Technology, Inc.	1,077,000	67,970
QUALCOMM, Inc.	564,911	67,247
Snowflake, Inc., Class A1	366,942	64,574
KLA Corp.	116,000	56,262
MKS Instruments, Inc.	481,000	51,996
Cognizant Technology Solutions Corp., Class A	682,850	44,576
Datadog, Inc., Class A1	365,800	35,987
Lam Research Corp.	50,039	32,168
Trimble, Inc.[1]	443,800	23,495
Dye & Durham, Ltd.	243,145	3,324
		7,284,064

Industrials 16.14%
General Electric Co.	7,403,660	813,292
Raytheon Technologies Corp.	6,583,828	644,952
Carrier Global Corp.	7,536,978	374,663
TransDigm Group, Inc.	379,321	339,178
Northrop Grumman Corp.	597,300	272,249
Woodward, Inc.	2,204,500	262,137
Airbus SE, non-registered shares	1,617,590	233,831
Waste Connections, Inc.	1,425,463	203,741
General Dynamics Corp.	848,975	182,657
Waste Management, Inc.	1,005,502	174,374
GFL Environmental, Inc., subordinate voting shares	4,404,748	170,904
Automatic Data Processing, Inc.	764,135	167,949
TFI International, Inc.	1,386,815	158,041
Equifax, Inc.	597,507	140,593
Lincoln Electric Holdings, Inc.	651,887	129,484
Safran SA	750,153	117,858
ITT, Inc.	1,244,379	115,989
Broadridge Financial Solutions, Inc.	675,596	111,899
United Airlines Holdings, Inc.[1]	1,946,966	106,830
BWX Technologies, Inc.	1,485,298	106,303
L3Harris Technologies, Inc.	520,048	101,810
Old Dominion Freight Line, Inc.	245,487	90,769
United Rentals, Inc.	183,000	81,503
Fortive Corp.	1,085,000	81,126
CSX Corp.	2,368,992	80,783
Union Pacific Corp.	368,000	75,300
Concentrix Corp.	904,367	73,028
Delta Air Lines, Inc.	1,415,000	67,269
Honeywell International, Inc.	291,182	60,420
Boeing Company[1]	270,800	57,182
Ceridian HCM Holding, Inc.[1]	561,543	37,607

78	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	$34,959
Norfolk Southern Corp.	143,359	32,508
Otis Worldwide Corp.	268,100	23,864
Lockheed Martin Corp.	50,000	23,019
Fastenal Co.	379,747	22,401
Paychex, Inc.	127,131	14,222
		5,784,694

Health care 12.80%
UnitedHealth Group, Inc.	1,440,199	692,217
Abbott Laboratories	6,276,960	684,314
AbbVie, Inc.	3,434,623	462,747
GE HealthCare Technologies, Inc.	4,644,037	377,282
Novo Nordisk AS, Class B	1,693,679	273,552
Eli Lilly and Company	542,974	254,644
AstraZeneca PLC	1,209,323	173,222
AstraZeneca PLC (ADR)	721,200	51,616
Danaher Corp.	888,895	213,335
Thermo Fisher Scientific, Inc.	321,657	167,824
Bristol-Myers Squibb Company	2,284,278	146,080
Humana, Inc.	322,703	144,290
Takeda Pharmaceutical Company, Ltd.	3,045,800	95,733
Regeneron Pharmaceuticals, Inc.[1]	131,081	94,187
Revvity, Inc.	769,600	91,421
Johnson & Johnson	510,333	84,470
Vertex Pharmaceuticals, Inc.[1]	231,626	81,511
CVS Health Corp.	1,133,178	78,337
Zoetis, Inc., Class A	400,684	69,002
Pfizer, Inc.	1,470,000	53,920
Penumbra, Inc.[1]	150,905	51,920
Elevance Health, Inc.	105,511	46,877
Gilead Sciences, Inc.	537,989	41,463
Medtronic PLC	413,597	36,438
Stryker Corp.	105,643	32,231
Edwards Lifesciences Corp.[1]	317,059	29,908
Tandem Diabetes Care, Inc.[1]	910,186	22,336
BioMarin Pharmaceutical, Inc.[1]	155,000	13,435
Seagen, Inc.[1]	47,504	9,143
NovoCure, Ltd.[1]	193,600	8,034
Vir Biotechnology, Inc.[1]	258,400	6,338
		4,587,827

Financials 10.82%
Mastercard, Inc., Class A	1,561,599	614,177
JPMorgan Chase & Co.	3,087,383	449,029
Marsh & McLennan Companies, Inc.	1,709,201	321,466
Visa, Inc., Class A	1,346,541	319,777
Arthur J. Gallagher & Co.	1,189,650	261,211
Chubb, Ltd.	927,008	178,505
Aon PLC, Class A	442,013	152,583
Morgan Stanley	1,673,017	142,876
BlackRock, Inc.	202,957	140,272
B3 SA - Brasil, Bolsa, Balcao	39,829,500	121,530
Fidelity National Information Services, Inc.	2,114,700	115,674
FleetCor Technologies, Inc.[1]	420,507	105,581
Wells Fargo & Company	2,248,532	95,967
Global Payments, Inc.	973,628	95,922
S&P Global, Inc.	228,138	91,458
Berkshire Hathaway, Inc., Class B1	250,000	85,250
State Street Corp.	1,077,260	78,834
Fiserv, Inc.[1]	536,700	67,705
Webster Financial Corp.	1,701,139	64,218

American Funds Insurance Series	79

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	$61,726
Blue Owl Capital, Inc., Class A	4,749,165	55,328
KKR & Co., Inc.	970,000	54,320
MSCI, Inc.	91,248	42,822
American International Group, Inc.	704,000	40,508
TPG, Inc., Class A	1,347,552	39,429
PNC Financial Services Group, Inc.	299,471	37,718
Truist Financial Corp.	800,000	24,280
Citizens Financial Group, Inc.	728,750	19,006
CME Group, Inc., Class A	5,500	1,019
		3,878,191

Communication services 8.96%
Alphabet, Inc., Class C1	5,999,920	725,810
Alphabet, Inc., Class A1	5,066,514	606,462
Meta Platforms, Inc., Class A1	2,031,905	583,116
Netflix, Inc.[1]	1,202,337	529,617
Comcast Corp., Class A	10,213,138	424,356
Charter Communications, Inc., Class A1	326,637	119,997
Electronic Arts, Inc.	843,700	109,428
Take-Two Interactive Software, Inc.[1]	502,094	73,888
T-Mobile US, Inc.[1]	268,821	37,339
		3,210,013

Consumer discretionary 8.49%
Amazon.com, Inc.[1]	6,914,363	901,356
Royal Caribbean Cruises, Ltd.[1]	2,651,730	275,090
Hilton Worldwide Holdings, Inc.	1,430,007	208,137
Starbucks Corp.	1,763,887	174,731
General Motors Company	3,674,894	141,704
Home Depot, Inc.	415,393	129,038
Chipotle Mexican Grill, Inc.[1]	51,964	111,151
Restaurant Brands International, Inc.	1,405,154	108,927
Churchill Downs, Inc.	720,852	100,321
InterContinental Hotels Group PLC	1,396,700	96,451
Wyndham Hotels & Resorts, Inc.	1,322,000	90,650
Entain PLC	5,237,408	85,057
NIKE, Inc., Class B	692,740	76,458
Tesla, Inc.[1]	284,057	74,358
D.R. Horton, Inc.	556,366	67,704
Burlington Stores, Inc.[1]	399,428	62,866
Kering SA	101,695	56,322
CarMax, Inc.[1]	650,000	54,405
Darden Restaurants, Inc.	296,000	49,456
Marriott International, Inc., Class A	258,000	47,392
Airbnb, Inc., Class A1	350,000	44,856
Tapestry, Inc.	948,126	40,580
YUM! Brands, Inc.	196,630	27,243
NVR, Inc.[1]	3,010	19,115
Aptiv PLC[1]	11,457	1,170
		3,044,538

Consumer staples 5.77%
Philip Morris International, Inc.	6,618,268	646,075
British American Tobacco PLC	9,803,959	325,261
Dollar Tree Stores, Inc.[1]	1,559,165	223,740
General Mills, Inc.	2,118,800	162,512
Molson Coors Beverage Company, Class B, restricted voting shares	2,332,249	153,555
Mondelez International, Inc.	1,607,973	117,285
Constellation Brands, Inc., Class A	407,978	100,416
Anheuser-Busch InBev SA/NV	1,339,531	75,866
Church & Dwight Co., Inc.	662,578	66,410

80	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Archer Daniels Midland Company	670,100	$50,633
Dollar General Corp.	291,102	49,423
PepsiCo, Inc.	215,112	39,843
Monster Beverage Corp.[1]	357,120	20,513
Kraft Heinz Company	567,200	20,136
Keurig Dr Pepper, Inc.	575,591	17,999
		2,069,667

Energy 3.73%
Chevron Corp.	2,053,300	323,087
Baker Hughes Co., Class A	7,353,936	232,458
ConocoPhillips	2,074,316	214,920
Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	190,806
TC Energy Corp.	1,909,381	77,158
TC Energy Corp. (CAD denominated)	1,849,358	74,742
EOG Resources, Inc.	620,310	70,988
Exxon Mobil Corp.	660,220	70,808
Equitrans Midstream Corp.	3,862,622	36,927
Cheniere Energy, Inc.	238,735	36,374
Diamondback Energy, Inc.	51,890	6,816
		1,335,084

Utilities 3.46%
PG&E Corp.[1]	21,353,804	368,994
Edison International	2,689,330	186,774
Constellation Energy Corp.	1,414,838	129,528
Sempra Energy	690,000	100,457
Engie SA	5,237,367	87,114
CenterPoint Energy, Inc.	2,840,104	82,789
AES Corp.	3,252,943	67,434
NextEra Energy, Inc.	866,000	64,257
Entergy Corp.	645,000	62,804
CMS Energy Corp.	783,323	46,020
DTE Energy Company	401,000	44,118
		1,240,289

Materials 2.99%
Linde PLC	1,122,332	427,698
LyondellBasell Industries NV	1,735,980	159,415
Vale SA (ADR), ordinary nominative shares	5,459,475	73,266
Vale SA, ordinary nominative shares	3,404,848	45,666
Celanese Corp.	782,815	90,650
Corteva, Inc.	1,505,942	86,290
ATI, Inc.[1]	1,626,963	71,961
Freeport-McMoRan, Inc.	1,437,967	57,519
Barrick Gold Corp.	2,373,000	40,175
Sherwin-Williams Company	73,315	19,467
		1,072,107

Real estate 1.18%
Equinix, Inc. REIT	278,701	218,485
VICI Properties, Inc. REIT	5,171,525	162,541
Crown Castle, Inc. REIT	380,433	43,346
		424,372
Total common stocks (cost: $19,905,770,000)		33,930,846

Convertible stocks 0.17%
Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	527,700	34,881

American Funds Insurance Series	81

Growth-Income Fund (continued)

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.08%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	617,200	$27,953
Total convertible stocks (cost: $74,384,000)		62,834

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%
Boeing Co. 4.875% 5/1/2025	USD	4,706	4,641

Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025		160	155
General Motors Financial Co., Inc. 5.25% 3/1/2026		827	815
			970
Total corporate bonds, notes & loans			5,611
Total bonds, notes & other debt instruments (cost: $5,618,000)			5,611

Short-term securities 5.47%	Shares
Money market investments 5.31%
Capital Group Central Cash Fund 5.15%[3,4]	19,017,596	1,901,950

Money market investments purchased with collateral from securities on loan 0.16%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	29,173,894	29,174
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	28,974,017	28,974
Capital Group Central Cash Fund 5.15%[3,4,5]	208	21
		58,169
Total short-term securities (cost: $1,959,423,000)		1,960,119

Total investment securities 100.32% (cost: $21,945,195,000)		35,959,410
Other assets less liabilities (0.32)%		(115,570)
Net assets 100.00%		$35,843,840

Investments in affiliates4

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 5.31%
Money market investments 5.31%
Capital Group Central Cash Fund 5.15%[3]	$2,565,190	$1,994,435	$2,658,100		$56	$369	$1,901,950	$56,076
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[3,5]	40,231		40,210	[6]			21	–	[7]
Total 5.31%					$56	$369	$1,901,971	$56,076

82	American Funds Insurance Series

Growth-Income Fund (continued)

[1]	Security did not produce income during the last 12 months.

[2]	All or a portion of this security was on loan. The total value of all such securities was $61,497,000, which represented .17% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 6/30/2023.

[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[6]	Represents net activity. Refer to Note 5 for more information on securities lending.

[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	83

International Growth and Income Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 93.80%	Shares	Value (000)
Financials 16.65%
Ping An Insurance (Group) Company of China, Ltd., Class H	709,000	$4,543
AXA SA	136,862	4,043
AIA Group, Ltd.	379,400	3,871
Edenred SA	49,245	3,298
HDFC Bank, Ltd.	124,454	2,586
Zurich Insurance Group AG	5,353	2,543
DNB Bank ASA	122,116	2,283
UniCredit SpA	91,384	2,131
Société Générale	72,702	1,893
Resona Holdings, Inc.	387,000	1,854
Tokio Marine Holdings, Inc.	72,100	1,665
Euronext NV	19,426	1,321
Hana Financial Group, Inc.	40,282	1,206
Banco Santander, SA	296,060	1,099
London Stock Exchange Group PLC	9,959	1,055
KB Financial Group, Inc.	27,632	1,002
Aon PLC, Class A	2,758	952
Bank Hapoalim B.M.	112,043	919
Banco Bilbao Vizcaya Argentaria, SA	113,087	872
Erste Group Bank AG	23,853	838
Hang Seng Bank, Ltd.	55,600	792
Prudential PLC	54,761	772
Toronto-Dominion Bank (CAD denominated)	12,366	766
Grupo Financiero Banorte, SAB de CV, Series O	86,376	713
Industrial and Commercial Bank of China, Ltd., Class H	1,240,040	662
HDFC Life Insurance Co., Ltd.	79,609	632
DBS Group Holdings, Ltd.	24,695	577
China Merchants Bank Co., Ltd., Class H	125,500	571
Bank Leumi Le Israel BM	75,305	564
Tryg A/S	24,722	535
Discovery, Ltd.[1]	63,658	492
Kotak Mahindra Bank, Ltd.	20,930	471
CaixaBank, SA, non-registered shares	110,211	457
XP, Inc., Class A1	18,639	437
Israel Discount Bank, Ltd., Class A	87,188	433
Bank Mandiri (Persero) Tbk PT	1,210,116	424
ICICI Bank, Ltd. (ADR)	17,096	395
Dai-ichi Life Holdings, Inc.	20,400	391
United Overseas Bank, Ltd.	16,600	344
Skandinaviska Enskilda Banken AB, Class A	30,983	343
ICICI Securities, Ltd.	45,682	339
Brookfield Corp., Class A (CAD denominated)	9,671	326
Postal Savings Bank of China Co., Ltd., Class H	437,000	270
3i Group PLC	10,807	268
ING Groep NV	19,804	267
B3 SA - Brasil, Bolsa, Balcao	79,142	241
Canara Bank	62,228	230
Hong Kong Exchanges and Clearing, Ltd.	5,900	224
Banca Generali SpA	5,999	207
Intesa Sanpaolo SpA	77,253	203
ABN AMRO Bank NV	11,559	180
AU Small Finance Bank, Ltd.	12,289	113
Moscow Exchange MICEX-RTS PJSC[2]	346,177	–	[3]
Sberbank of Russia PJSC[2]	476,388	–	[3]
		53,613

Industrials 13.33%
Airbus SE, non-registered shares	49,518	7,158
BAE Systems PLC	392,905	4,636
CCR SA, ordinary nominative shares	804,508	2,361
ABB, Ltd.	54,020	2,126
Alliance Global Group, Inc.	7,601,700	1,848

84	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
SMC Corp.	3,000	$1,668
Daikin Industries, Ltd.	7,900	1,613
RELX PLC	43,468	1,449
Ryanair Holdings PLC (ADR)[1]	12,942	1,431
Bunzl PLC	33,727	1,284
InPost SA1	113,181	1,228
Safran SA	6,996	1,099
Rheinmetall AG	3,570	980
Brenntag SE	12,182	949
Mitsui & Co., Ltd.	24,100	907
LIXIL Corp.	60,000	762
Nidec Corp.	12,900	709
Epiroc AB, Class A	19,168	363
Epiroc AB, Class B	18,749	303
Experian PLC	16,847	647
Techtronic Industries Co., Ltd.	59,000	646
TFI International, Inc. (CAD denominated)	4,727	539
Caterpillar, Inc.	2,180	536
BELIMO Holding AG	1,072	535
Canadian Pacific Kansas City, Ltd. (CAD denominated)	6,588	532
DSV A/S	2,346	494
Interpump Group SpA	8,775	488
Wizz Air Holdings PLC[1]	13,369	465
DHL Group	9,199	449
Canadian National Railway Company (CAD denominated)	3,461	419
SITC International Holdings Co., Ltd.	227,659	418
Siemens AG	2,467	411
AGC, Inc.[4]	10,000	360
Adecco Group AG	10,191	333
Diploma PLC	8,627	328
ITOCHU Corp.	8,000	318
Fluidra, SA, non-registered shares	15,091	294
IMCD NV	1,944	280
ASSA ABLOY AB, Class B	10,930	262
Hitachi, Ltd.	3,900	241
Rentokil Initial PLC	28,943	226
Komatsu, Ltd.	7,400	200
Shenzhen Inovance Technology Co., Ltd., Class A	22,300	197
Melrose Industries PLC	28,547	184
VAT Group AG	324	134
Polycab India, Ltd.	2,077	90
Thales SA	121	18
		42,918

Consumer discretionary 11.30%
LVMH Moët Hennessy-Louis Vuitton SE	5,443	5,137
Renault SA	72,530	3,060
Evolution AB	20,484	2,596
InterContinental Hotels Group PLC	27,923	1,928
Restaurant Brands International, Inc. (CAD denominated)[4]	24,397	1,892
Industria de Diseño Textil, SA	46,557	1,809
Midea Group Co., Ltd., Class A	189,700	1,544
adidas AG	7,496	1,454
B&M European Value Retail SA	194,270	1,377
Prosus NV, Class N	18,590	1,360
Sands China, Ltd.[1]	390,772	1,337
MGM China Holdings, Ltd.[1,4]	1,132,400	1,327
Sodexo SA	11,248	1,239
Galaxy Entertainment Group, Ltd.[1]	178,000	1,136
Stellantis NV	64,100	1,128
Wynn Macau, Ltd.[1]	1,149,200	1,047
Valeo SA, non-registered shares	38,408	824

American Funds Insurance Series	85

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Paltac Corp.	21,100	$702
Li Ning Co., Ltd.	117,500	635
Cie. Financière Richemont SA, Class A	3,572	606
Alibaba Group Holding, Ltd.[1]	52,100	542
Trip.com Group, Ltd.[1]	9,700	339
Trip.com Group, Ltd. (ADR)[1]	5,672	199
Entain PLC	32,062	521
Coupang, Inc., Class A1	28,125	489
D’Ieteren Group	2,544	450
Amadeus IT Group SA, Class A, non-registered shares	4,610	352
Games Workshop Group PLC	2,533	352
Kering SA	554	307
IDP Education, Ltd.	10,558	156
Pan Pacific International Holdings Corp.	8,200	147
Nitori Holdings Co., Ltd.	1,300	145
MercadoLibre, Inc.[1]	88	104
Dixon Technologies (India), Ltd.[1]	1,572	84
Balkrishna Industries, Ltd.	2,474	71
		36,396

Information technology 10.93%
Taiwan Semiconductor Manufacturing Company, Ltd.	417,000	7,771
ASML Holding NV	10,492	7,594
Tokyo Electron, Ltd.	23,900	3,423
Samsung Electronics Co., Ltd.	43,937	2,422
MediaTek, Inc.	103,000	2,286
Broadcom, Inc.	2,607	2,261
SAP SE	14,130	1,929
Keyence Corp.	2,600	1,230
TDK Corp.	29,700	1,150
Capgemini SE	6,068	1,149
ASM International NV	1,957	832
Nokia Corp.	179,319	752
Kingdee International Software Group Co., Ltd.[1]	432,000	580
Sage Group PLC	48,580	571
Halma PLC	11,436	331
Vanguard International Semiconductor Corp.	81,000	230
eMemory Technology, Inc.	3,000	215
NICE, Ltd. (ADR)[1]	890	184
Nomura Research Institute, Ltd.	5,300	146
Fujitsu, Ltd.	1,000	129
		35,185

Health care 9.62%
AstraZeneca PLC	71,421	10,231
Novo Nordisk AS, Class B	45,528	7,353
Sanofi	43,549	4,669
EssilorLuxottica SA	9,703	1,836
Bayer AG	26,813	1,482
Grifols, SA, Class B (ADR)[1]	86,250	790
Lonza Group AG	1,067	637
HOYA Corp.	4,800	573
Genus PLC	20,620	568
Siemens Healthineers AG	9,920	561
WuXi Biologics (Cayman), Inc.[1]	112,000	540
Roche Holding AG, nonvoting non-registered shares	1,227	375
Eisai Co., Ltd.	5,100	344
Argenx SE (ADR)[1]	777	303
Hypera SA, ordinary nominative shares	27,159	261
BeiGene, Ltd. (ADR)[1]	1,113	198

86	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Innovent Biologics, Inc.[1]	46,000	$175
CanSino Biologics, Inc., Class H4	21,400	72
EUROAPI[1]	1,412	16
		30,984

Consumer staples 9.57%
Philip Morris International, Inc.	72,448	7,072
British American Tobacco PLC	145,829	4,838
Carlsberg A/S, Class B	15,731	2,515
Nestlé SA	20,772	2,499
Kweichow Moutai Co., Ltd., Class A	10,390	2,423
Pernod Ricard SA	8,902	1,967
Anheuser-Busch InBev SA/NV	25,928	1,469
KT&G Corp.	19,729	1,242
Arca Continental, SAB de CV	95,987	987
Carrefour SA, non-registered shares	46,158	875
Japan Tobacco, Inc.[4]	34,500	756
Asahi Group Holdings, Ltd.	18,300	709
Ocado Group PLC[1]	97,053	701
L’Oréal SA, non-registered shares	1,405	656
Foshan Haitian Flavouring and Food Co., Ltd., Class A	89,824	579
Imperial Brands PLC	26,127	578
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	160,671	357
Reckitt Benckiser Group PLC	4,464	335
Danone SA	3,976	244
		30,802

Energy 6.60%
TotalEnergies SE	99,075	5,678
BP PLC	640,457	3,752
TechnipFMC PLC[1]	138,787	2,307
Schlumberger NV	33,086	1,625
Cameco Corp. (CAD denominated)	50,859	1,593
Canadian Natural Resources, Ltd. (CAD denominated)	24,662	1,387
TC Energy Corp. (CAD denominated)	28,137	1,137
Woodside Energy Group, Ltd.	30,934	716
Reliance Industries, Ltd.	18,277	570
Aker BP ASA	22,064	517
Saudi Arabian Oil Co.	55,149	475
Gaztransport & Technigaz SA	4,511	459
Tourmaline Oil Corp.	7,638	360
INPEX Corp.[4]	30,400	339
Equinor ASA	11,120	323
Sovcomflot PAO[2]	356,717	–	[3]
Gazprom PJSC[2]	671,150	–	[3]
LUKOIL Oil Co. PJSC[2]	9,706	–	[3]
		21,238

Communication services 5.81%
Publicis Groupe SA	40,679	3,173
Koninklijke KPN NV	772,856	2,759
Tencent Holdings, Ltd.	46,700	1,988
Nippon Telegraph and Telephone Corp.	1,645,000	1,949
Telefónica, SA, non-registered shares	387,455	1,572
BT Group PLC	791,363	1,231
SoftBank Corp.	91,600	980
América Móvil, SAB de CV, Class B (ADR)	33,508	725
Vodafone Group PLC	766,708	723
MTN Group, Ltd.	88,340	650
Deutsche Telekom AG	28,053	612
Singapore Telecommunications, Ltd.	312,200	578
KANZHUN, Ltd., Class A (ADR)[1]	32,449	488

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Indus Towers, Ltd.[1]	219,926	$441
Sea, Ltd., Class A (ADR)[1]	4,726	274
NetEase, Inc.	14,000	272
Universal Music Group NV	8,573	191
KT Corp.	3,535	80
Viaplay Group AB, Class B1	6,878	40
		18,726

Materials 5.49%
Vale SA, ordinary nominative shares	166,547	2,234
Vale SA (ADR), ordinary nominative shares	59,920	804
Barrick Gold Corp.	118,707	2,010
Barrick Gold Corp. (CAD denominated)	13,543	229
Linde PLC	5,564	2,120
Glencore PLC	289,339	1,641
Rio Tinto PLC	15,796	1,004
Air Liquide SA, non-registered shares	4,736	849
Nutrien, Ltd. (CAD denominated)	13,817	816
Sociedad Química y Minera de Chile SA, Class B (ADR)	10,473	761
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	93,913	665
Asahi Kasei Corp.	96,500	655
Fortescue Metals Group, Ltd.	40,894	609
Holcim, Ltd.	8,429	567
Shin-Etsu Chemical Co., Ltd.	15,500	515
Sika AG	1,725	493
UPM-Kymmene OYJ	14,948	445
Fresnillo PLC	56,173	435
Grupo México, SAB de CV, Series B	86,163	415
DSM-Firmenich AG	2,262	243
Givaudan SA	52	173
Alrosa PJSC[2]	53,607	–	[3]
		17,683

Utilities 2.72%
Engie SA	170,504	2,836
ENN Energy Holdings, Ltd.	124,500	1,556
Brookfield Infrastructure Partners, LP	35,195	1,286
Enel SpA	121,999	822
National Grid PLC	51,693	683
Iberdrola, SA, non-registered shares	50,006	653
Veolia Environnement	17,522	554
China Resources Gas Group, Ltd.	103,400	355
		8,745

Real estate 1.78%
CK Asset Holdings, Ltd.	349,000	1,937
Prologis Property Mexico, SA de CV, REIT	269,369	1,001
Longfor Group Holdings, Ltd.	339,500	831
Mitsubishi Estate Co., Ltd.	65,100	777
Link REIT	125,768	700
KE Holdings, Inc., Class A (ADR)[1]	31,820	473
		5,719
Total common stocks (cost: $270,796,000)		302,009

Preferred securities 0.44%
Materials 0.36%
Gerdau SA, preferred nominative shares	221,414	1,159

88	American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	5,728	$260
Total preferred securities (cost: $1,473,000)		1,419

Rights & warrants 0.03%
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,5]	12,424	101
Total rights & warrants (cost: $93,000)		101

Bonds, notes & other debt instruments 0.33%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.33%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	5,300	1,067
Total bonds, notes & other debt instruments (cost: $923,000)			1,067

Short-term securities 4.86%	Shares
Money market investments 4.38%
Capital Group Central Cash Fund 5.15%[6,7]	140,872	14,089

Money market investments purchased with collateral from securities on loan 0.48%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	774,570	775
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	774,802	775
		1,550
Total short-term securities (cost: $15,633,000)		15,639

Total investment securities 99.46% (cost: $288,918,000)		320,235
Other assets less liabilities 0.54%		1,752
Net assets 100.00%		$321,987

Investments in affiliates7

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 4.38%
Money market investments 4.38%
Capital Group Central Cash Fund 5.15%[6]	$5,492	$35,329	$26,735	$1	$2	$14,089	$282

American Funds Insurance Series	89

International Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.

[4]	All or a portion of this security was on loan. The total value of all such securities was $2,761,000, which represented .86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,000, which represented .03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2023.

[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

90	American Funds Insurance Series

Capital Income Builder

Investment portfolio June 30, 2023	unaudited

Common stocks 75.05%	Shares	Value (000)
Financials 12.46%
Zurich Insurance Group AG	36,882	$17,523
CME Group, Inc., Class A	61,555	11,405
JPMorgan Chase & Co.	70,175	10,206
Morgan Stanley	102,538	8,757
DBS Group Holdings, Ltd.	322,206	7,534
Power Corporation of Canada, subordinate voting shares[1]	201,698	5,429
DNB Bank ASA	285,670	5,341
BlackRock, Inc.	7,080	4,893
B3 SA - Brasil, Bolsa, Balcao	1,404,549	4,286
Münchener Rückversicherungs-Gesellschaft AG	10,154	3,808
AIA Group, Ltd.	367,400	3,749
ING Groep NV	249,623	3,371
Blackstone, Inc.	33,876	3,149
KBC Groep NV	42,469	2,970
Principal Financial Group, Inc.	39,022	2,959
China Pacific Insurance (Group) Co., Ltd., Class H	1,062,950	2,753
American International Group, Inc.	46,102	2,653
United Overseas Bank, Ltd.	114,400	2,371
National Bank of Canada	31,087	2,316
Wells Fargo & Company	52,572	2,244
Kaspi.kz JSC[2]	21,756	1,732
Kaspi.kz JSC (GDR)	5,504	438
Webster Financial Corp.	57,320	2,164
Toronto-Dominion Bank (CAD denominated)	33,526	2,078
Great-West Lifeco, Inc.	70,712	2,053
Tryg A/S	93,596	2,026
China Merchants Bank Co., Ltd., Class A	300,400	1,361
China Merchants Bank Co., Ltd., Class H	94,500	429
Hana Financial Group, Inc.	58,605	1,754
Capital One Financial Corp.	15,007	1,641
Ping An Insurance (Group) Company of China, Ltd., Class H	249,500	1,599
Swedbank AB, Class A	92,163	1,556
East West Bancorp, Inc.	26,392	1,393
State Street Corp.	16,884	1,236
360 ONE WAM, Ltd.	220,416	1,221
EFG International AG	119,467	1,214
BNP Paribas SA	19,047	1,203
Franklin Resources, Inc.	44,949	1,201
Western Union Company	88,324	1,036
Truist Financial Corp.	34,064	1,034
PNC Financial Services Group, Inc.	8,189	1,031
Citizens Financial Group, Inc.	39,063	1,019
TPG, Inc., Class A	31,841	932
Bank Central Asia Tbk PT	1,488,500	918
Patria Investments, Ltd., Class A	63,717	911
OneMain Holdings, Inc.	18,599	813
Banco Santander, SA	217,744	808
Citigroup, Inc.	17,383	800
Euronext NV	11,764	800
Société Générale	29,067	757
Vontobel Holding AG	11,821	751
Skandinaviska Enskilda Banken AB, Class A	63,216	699
Fidelity National Information Services, Inc.	10,115	553
Fukuoka Financial Group, Inc.	26,500	547
Bank of Montreal	4,075	368
UniCredit SpA	12,643	295
Travelers Companies, Inc.	1,600	278
Moscow Exchange MICEX-RTS PJSC[3]	875,002	–	[4]
Sberbank of Russia PJSC[3]	204,176	–	[4]
		148,366

American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Health care 9.66%
AbbVie, Inc.	164,878	$22,214
Abbott Laboratories	134,527	14,666
Gilead Sciences, Inc.	156,388	12,053
Amgen, Inc.	48,290	10,721
Sanofi	87,478	9,378
Medtronic PLC	102,282	9,011
AstraZeneca PLC	55,623	7,967
Bristol-Myers Squibb Company	119,512	7,643
Takeda Pharmaceutical Company, Ltd.	163,825	5,149
Roche Holding AG, nonvoting non-registered shares	10,518	3,214
Novartis AG	29,445	2,972
UnitedHealth Group, Inc.	6,021	2,894
Johnson & Johnson	14,328	2,372
GSK PLC	101,005	1,784
Merck & Co., Inc.	8,309	959
Pfizer, Inc.	19,387	711
EBOS Group, Ltd.	31,061	703
Bayer AG	12,628	698
		115,109

Consumer staples 9.60%
Philip Morris International, Inc.	269,741	26,332
British American Tobacco PLC	416,259	13,810
British American Tobacco PLC (ADR)	61,542	2,043
Nestlé SA	65,960	7,937
Altria Group, Inc.	170,048	7,703
General Mills, Inc.	89,727	6,882
PepsiCo, Inc.	32,513	6,022
Imperial Brands PLC	248,968	5,506
ITC, Ltd.	969,000	5,341
Danone SA	52,836	3,238
Carlsberg A/S, Class B	19,656	3,143
Unilever PLC	52,239	2,724
Diageo PLC	62,535	2,683
Seven & i Holdings Co., Ltd.	60,700	2,625
Kimberly-Clark Corp.	17,055	2,355
Anheuser-Busch InBev SA/NV	38,833	2,199
Kenvue, Inc.[5]	61,041	1,613
Wilmar International, Ltd.	564,000	1,588
Mondelez International, Inc.	17,875	1,304
Pernod Ricard SA	5,365	1,185
Kraft Heinz Company	33,332	1,183
Procter & Gamble Company	7,261	1,102
Essity Aktiebolag, Class B	39,037	1,039
Vector Group, Ltd.	69,487	890
Kao Corp.[1]	20,600	746
Target Corp.	5,570	735
Reckitt Benckiser Group PLC	7,982	599
Viscofan, SA, non-registered shares	7,558	522
Asahi Group Holdings, Ltd.[1]	11,800	457
Scandinavian Tobacco Group A/S	21,667	361
Coca-Cola HBC AG (CDI)	8,272	246
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	99,537	221
		114,334

Industrials 8.19%
Raytheon Technologies Corp.	215,838	21,143
BAE Systems PLC	538,573	6,355
Siemens AG	35,691	5,941
Honeywell International, Inc.	23,926	4,965
Lockheed Martin Corp.	10,428	4,801
DHL Group	87,449	4,270

92	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
RELX PLC	121,397	$4,047
Paychex, Inc.	30,673	3,431
Union Pacific Corp.	15,264	3,123
Marubeni Corp.	178,800	3,055
Kone OYJ, Class B	56,581	2,956
United Parcel Service, Inc., Class B	16,388	2,937
Singapore Technologies Engineering, Ltd.	968,200	2,641
L3Harris Technologies, Inc.	12,595	2,466
ITOCHU Corp.	58,800	2,338
Trinity Industries, Inc.	90,425	2,325
VINCI SA	17,993	2,091
Broadridge Financial Solutions, Inc.	11,724	1,942
Illinois Tool Works, Inc.	7,540	1,886
BOC Aviation, Ltd.	199,400	1,615
AB Volvo, Class B	75,480	1,566
SGS SA	15,425	1,457
Automatic Data Processing, Inc.	6,541	1,438
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,408	1,278
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	68,673	1,233
Trelleborg AB, Class B	49,881	1,211
Canadian National Railway Company (CAD denominated)	9,101	1,102
Carrier Global Corp.	17,129	851
Bureau Veritas SA	29,068	797
Waste Management, Inc.	3,955	686
General Dynamics Corp.	2,786	599
Airbus SE, non-registered shares	3,671	531
Sulzer AG	4,052	349
LIXIL Corp.	10,000	127
		97,553

Information technology 7.73%
Broadcom, Inc.	45,416	39,396
Microsoft Corp.	64,408	21,933
Taiwan Semiconductor Manufacturing Company, Ltd.	549,800	10,246
Texas Instruments, Inc.	41,595	7,488
KLA Corp.	5,048	2,448
Tokyo Electron, Ltd.	11,100	1,590
NetApp, Inc.	17,470	1,335
Analog Devices, Inc.	6,364	1,240
GlobalWafers Co., Ltd.	76,938	1,235
SAP SE	8,709	1,189
Vanguard International Semiconductor Corp.	398,700	1,132
Samsung Electronics Co., Ltd.	16,417	905
Intel Corp.	18,847	630
SINBON Electronics Co., Ltd.	37,446	446
BE Semiconductor Industries NV	3,224	349
Tripod Technology Corp.	67,000	266
QUALCOMM, Inc.	1,645	196
		92,024

Utilities 6.20%
National Grid PLC	662,548	8,755
Engie SA	378,476	6,295
Engie SA, bonus shares	36,900	614
E.ON SE	501,396	6,391
Power Grid Corporation of India, Ltd.	2,052,725	6,386
The Southern Co.	77,968	5,477
DTE Energy Company	48,749	5,363
Iberdrola, SA, non-registered shares	301,212	3,934
Edison International	55,028	3,822
Sempra Energy	26,255	3,822
Duke Energy Corp.	38,994	3,499

American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Dominion Energy, Inc.	53,949	$2,794
AES Corp.	119,553	2,478
CenterPoint Energy, Inc.	77,961	2,273
SSE PLC	77,332	1,812
Entergy Corp.	18,533	1,804
Public Service Enterprise Group, Inc.	25,936	1,624
Pinnacle West Capital Corp.	15,295	1,246
ENN Energy Holdings, Ltd.	96,100	1,201
Exelon Corp.	28,319	1,154
SembCorp Industries, Ltd.	239,800	1,021
Evergy, Inc.	15,369	898
Power Assets Holdings, Ltd.	106,500	559
NextEra Energy, Inc.	6,009	446
CMS Energy Corp.	3,992	234
		73,902

Real estate 5.81%
VICI Properties, Inc. REIT	523,772	16,462
Crown Castle, Inc. REIT	100,515	11,453
Equinix, Inc. REIT	10,387	8,143
Public Storage REIT	15,169	4,428
Extra Space Storage, Inc. REIT	23,243	3,460
Federal Realty Investment Trust REIT	29,425	2,847
Gaming and Leisure Properties, Inc. REIT	54,176	2,625
Link REIT	467,128	2,601
American Tower Corp. REIT	13,195	2,559
Boston Properties, Inc. REIT	34,917	2,011
CK Asset Holdings, Ltd.	330,500	1,834
Welltower, Inc. REIT	20,296	1,642
Sun Hung Kai Properties, Ltd.	113,755	1,435
Charter Hall Group REIT	153,228	1,097
POWERGRID Infrastructure Investment Trust REIT	681,110	955
CTP NV	69,427	901
Digital Realty Trust, Inc. REIT	6,950	791
Longfor Group Holdings, Ltd.	298,000	730
Mindspace Business Parks REIT	186,589	702
Kimco Realty Corp. REIT	31,679	625
Prologis, Inc. REIT	4,763	584
Americold Realty Trust, Inc. REIT	17,402	562
Embassy Office Parks REIT	115,328	409
CubeSmart REIT	8,847	395
		69,251

Energy 5.80%
Canadian Natural Resources, Ltd. (CAD denominated)	220,983	12,424
Exxon Mobil Corp.	83,569	8,963
TC Energy Corp. (CAD denominated)	189,219	7,647
TC Energy Corp.	16,085	650
TotalEnergies SE	107,364	6,153
Chevron Corp.	37,408	5,886
BP PLC	828,721	4,855
EOG Resources, Inc.	41,596	4,760
Shell PLC (GBP denominated)	121,163	3,608
Shell PLC (ADR)	8,467	511
Woodside Energy Group, Ltd.	123,536	2,861
Woodside Energy Group, Ltd. (CDI)	25,206	582
Equitrans Midstream Corp.	220,130	2,104
Schlumberger NV	37,613	1,848
ConocoPhillips	16,317	1,691
Enbridge, Inc. (CAD denominated)	41,796	1,554
Pioneer Natural Resources Company	4,023	833
Baker Hughes Co., Class A	25,932	820

94	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
DT Midstream, Inc.	13,716	$680
Neste OYJ	15,434	595
Gazprom PJSC[3]	880,428	–	[4]
		69,025

Consumer discretionary 3.65%
Home Depot, Inc.	20,368	6,327
Industria de Diseño Textil, SA	119,156	4,629
Starbucks Corp.	44,556	4,414
Midea Group Co., Ltd., Class A	531,675	4,327
Kering SA	7,159	3,965
Restaurant Brands International, Inc.	48,923	3,793
LVMH Moët Hennessy-Louis Vuitton SE	3,751	3,540
YUM! Brands, Inc.	25,305	3,506
McDonald’s Corp.	11,591	3,459
Galaxy Entertainment Group, Ltd.[5]	202,000	1,289
Darden Restaurants, Inc.	7,342	1,227
NEXT PLC	12,327	1,083
Tractor Supply Co.	2,597	574
OPAP SA	22,896	399
Inchcape PLC	31,417	310
Pearson PLC	26,653	281
Kindred Group PLC (SDR)	24,452	261
VF Corp.	4,833	92
		43,476

Communication services 3.15%
Comcast Corp., Class A	236,587	9,830
Nippon Telegraph and Telephone Corp.	3,885,000	4,603
Koninklijke KPN NV	1,059,102	3,781
Singapore Telecommunications, Ltd.	1,895,500	3,512
Verizon Communications, Inc.	91,806	3,414
SoftBank Corp.	305,400	3,267
BCE, Inc.	53,284	2,429
América Móvil, SAB de CV, Class B (ADR)	90,869	1,967
HKT Trust and HKT, Ltd., units	1,154,240	1,344
Omnicom Group, Inc.	10,871	1,034
WPP PLC	91,116	953
Warner Music Group Corp., Class A	34,824	909
Indus Towers, Ltd.[5]	230,158	462
		37,505

Materials 2.80%
Vale SA (ADR), ordinary nominative shares	343,898	4,615
Vale SA, ordinary nominative shares	225,122	3,019
Rio Tinto PLC	84,330	5,357
Air Products and Chemicals, Inc.	13,544	4,057
Linde PLC	9,160	3,491
BHP Group, Ltd. (CDI)	63,035	1,872
UPM-Kymmene OYJ	56,040	1,670
Evonik Industries AG1	71,217	1,354
LyondellBasell Industries NV	14,470	1,329
International Flavors & Fragrances, Inc.	16,439	1,308
Sociedad Química y Minera de Chile SA, Class B (ADR)	12,929	939
BASF SE	16,210	787
Asahi Kasei Corp.	102,400	695
Celanese Corp.	5,292	613
Smurfit Kappa Group PLC	17,699	591
Gerdau SA (ADR)	105,698	552

American Funds Insurance Series	95

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
WestRock Co.	16,223	$472
Fortescue Metals Group, Ltd.	28,457	424
Nexa Resources SA1	51,286	249
		33,394
Total common stocks (cost: $740,664,000)		893,939

Preferred securities 0.04%
Financials 0.04%
Banco Bradesco SA, preferred nominative shares	138,496	476
Total preferred securities (cost: $385,000)		476

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	7,130	10
Total rights & warrants (cost: $0)		10

Convertible stocks 0.24%
Utilities 0.24%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900	1,626
AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659	707
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	9,704	482
Total convertible stocks (cost: $3,074,000)		2,815

Investment funds 3.08%
Capital Group Central Corporate Bond Fund[6]	4,434,560	36,718
Total investment funds (cost: $41,985,000)		36,718

Bonds, notes & other debt instruments 17.31%	Principal amount (000)
Mortgage-backed obligations 7.22%
Federal agency mortgage-backed obligations 6.37%
Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD	–	[4]	–	[4]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]		1		1
Fannie Mae Pool #931768 5.00% 8/1/2039[7]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[7]		2		2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]		8		8
Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]		8		8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]		6		6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]		6		6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]		4		4
Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]		2		2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]		2		2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]		2		2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]		143		133
Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]		35		34
Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]		19		18
Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]		25		24
Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]		8		7

96	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	USD	5	$5
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]		36	34
Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]		3,097	2,762
Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]		364	325
Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]		136	120
Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]		95	84
Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]		50	44
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]		15	13
Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]		152	134
Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]		97	86
Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]		49	41
Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]		148	131
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]		182	162
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]		22	20
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]		18	16
Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]		131	116
Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]		23	21
Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]		96	88
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]		973	868
Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]		341	311
Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]		131	131
Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]		123	122
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]		177	177
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]		115	114
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]		66	65
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]		307	305
Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]		1,785	1,801
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]		376	375
Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]		464	468
Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]		287	291
Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]		205	207
Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]		372	365
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]		1,251	1,246
Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]		371	381
Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]		252	256
Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]		655	634
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]		440	376
Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]		75	64
Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]		130	111
Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[7]		222	213
Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]		18	17
Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]		16	16
Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]		8	8
Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]		25	24
Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]		12	12
Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]		49	48
Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]		27	27
Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]		19	18
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]		1,169	1,147
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]		16	14
Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]		156	138
Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]		81	71
Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]		163	144
Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]		606	552
Freddie Mac Pool #QE3580 3.50% 6/1/2052[7]		493	449
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]		337	317
Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]		909	875
Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]		200	195
Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]		320	319
Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]		127	126

American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	USD	108		$106
Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]		618		616
Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]		467		465
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]		36		35
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]		1,172		1,167
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]		21		22
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]		17		18
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]		16		17
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]		17		17
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]		11		11
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]		8		8
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]		6		6
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]		4		4
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]		360		353
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]		2,559		2,549
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]		160		160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]		110		102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]		227		209
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]		222		205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]		93		84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]		77		69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]		19		17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]		960		857
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]		379		355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]		590		551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]		17		16
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]		10		9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]		872		823
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]		1,234		1,129
Government National Mortgage Assn. 5.50% 7/1/2053[7,9]		970		966
Government National Mortgage Assn. 4.00% 8/1/2053[7,9]		3,568		3,379
Government National Mortgage Assn. 5.00% 8/1/2053[7,9]		1,610		1,582
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]		199		195
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[7]		–	[4]	–	[4]
Government National Mortgage Assn. Pool #765152 4.14% 7/20/2061[7]		–	[4]	–	[4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]		–	[4]	–	[4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]		–	[4]	–	[4]
Uniform Mortgage-Backed Security 2.50% 7/1/2038[7,9]		308		280
Uniform Mortgage-Backed Security 2.50% 8/1/2038[7,9]		1,400		1,277
Uniform Mortgage-Backed Security 2.00% 7/1/2053[7,9]		981		800
Uniform Mortgage-Backed Security 3.00% 7/1/2053[7,9]		1,083		953
Uniform Mortgage-Backed Security 3.50% 7/1/2053[7,9]		3,995		3,641
Uniform Mortgage-Backed Security 4.00% 7/1/2053[7,9]		407		382
Uniform Mortgage-Backed Security 4.50% 7/1/2053[7,9]		176		169
Uniform Mortgage-Backed Security 5.00% 7/1/2053[7,9]		7,608		7,455
Uniform Mortgage-Backed Security 5.50% 7/1/2053[7,9]		2,585		2,573
Uniform Mortgage-Backed Security 2.00% 8/1/2053[7,9]		300		245
Uniform Mortgage-Backed Security 2.50% 8/1/2053[7,9]		560		476

98	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 8/1/2053[7,9]	USD	160	$141
Uniform Mortgage-Backed Security 4.00% 8/1/2053[7,9]		2,600	2,442
Uniform Mortgage-Backed Security 4.50% 8/1/2053[7,9]		2,300	2,213
Uniform Mortgage-Backed Security 5.50% 8/1/2053[7,9]		11,110	11,055
Uniform Mortgage-Backed Security 6.00% 8/1/2053[7,9]		6,352	6,407
Uniform Mortgage-Backed Security 6.50% 8/1/2053[7,9]		1,386	1,414
			75,895

Collateralized mortgage-backed obligations (privately originated) 0.48%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,7,8]		131	105
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,7,8]		78	69
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,7]		86	76
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,7,8]		119	112
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,7,8]		89	85
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,7,8]		176	162
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,7,8]		10	9
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[2,7,8]		3	3
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,7,8]		40	41
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,7,8]		432	433
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,7,8]		574	559
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,7]		58	61
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,7]		65	64
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,7,8]		114	92
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,7,8]		97	98
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,7,8]		17	17
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,7,8]		29	30
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,7,8]		64	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[2,7,8]		148	148
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,7,8]		358	359
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[2,7,8]		535	576
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,7,8]		502	558
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,7]		194	181
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,7,10]		188	181
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,7,8]		73	68
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,7,10]		124	115
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,7,8]		202	200
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.90% 5/25/2055[2,7,8]		244	242
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,7]		99	90
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,7,8]		48	46
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,7,8]		12	12
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,7,8]		14	14
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,7,8]		35	33

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,7,8]	USD	42	$40
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,7,8]		22	21
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,7]		442	387
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]		100	88
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,7]		196	174
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,7]		100	98
			5,713

Commercial mortgage-backed securities 0.37%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,8]		287	292
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,7,8]		110	109
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,7,8]		329	320
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,7,8]		332	332
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,7,8]		648	628
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,7,8]		266	258
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,7,8]		100	96
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,7,8]		152	150
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,7,8]		169	164
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,7,8]		97	93
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,7,8]		100	97
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[2,7,8]		89	89
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,7,8]		221	221
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,7,8]		237	237
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,7,8]		96	95
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]		73	73
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[2,7,10]		24	24
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.113% 7/15/2025[2,7,8]		229	225
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.343% 5/17/2038[2,7,8]		300	297
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[2,7,8]		100	77
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.40% 10/15/2049[2,7,8]		141	137
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,7,8]		361	351
			4,365
Total mortgage-backed obligations			85,973

U.S. Treasury bonds & notes 7.13%
U.S. Treasury 6.06%
U.S. Treasury 0.125% 12/15/2023		2,160	2,111
U.S. Treasury 2.50% 4/30/2024		364	355
U.S. Treasury 4.25% 9/30/2024		2,126	2,098
U.S. Treasury 0.625% 10/15/2024		11,050	10,413

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 3/31/2025	USD	12,897	$12,645
U.S. Treasury 4.25% 5/31/2025		5,017	4,953
U.S. Treasury 4.00% 2/15/2026		2,621	2,581
U.S. Treasury 0.75% 3/31/2026		1	1
U.S. Treasury 0.75% 5/31/2026		3,850	3,458
U.S. Treasury 1.875% 6/30/2026		4,855	4,506
U.S. Treasury 1.125% 10/31/2026		995	895
U.S. Treasury 2.00% 11/15/2026[11]		2,800	2,590
U.S. Treasury 0.50% 4/30/2027		2,900	2,513
U.S. Treasury 2.625% 5/31/2027		80	75
U.S. Treasury 6.125% 11/15/2027		950	1,021
U.S. Treasury 4.00% 2/29/2028		745	740
U.S. Treasury 1.25% 3/31/2028		1,350	1,181
U.S. Treasury 3.625% 3/31/2028		4	4
U.S. Treasury 3.625% 5/31/2028		10,265	10,039
U.S. Treasury 4.00% 2/28/2030		1,659	1,658
U.S. Treasury 6.25% 5/15/2030		890	1,009
U.S. Treasury 4.125% 11/15/2032		9	9
U.S. Treasury 3.375% 5/15/2033		819	791
U.S. Treasury 4.50% 8/15/2039		640	688
U.S. Treasury 1.125% 5/15/2040[11]		2,400	1,556
U.S. Treasury 2.00% 11/15/2041		300	220
U.S. Treasury 3.875% 5/15/2043		106	104
U.S. Treasury 2.375% 5/15/2051		197	146
U.S. Treasury 4.00% 11/15/2052[11]		157	161
U.S. Treasury 3.625% 2/15/2053[11]		3,754	3,599
			72,120

U.S. Treasury inflation-protected securities 1.07%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]		1,441	1,407
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]		549	527
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[12]		1,292	1,230
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]		384	367
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]		234	222
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]		2,431	2,281
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[12]		1,464	1,443
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[12]		2,181	1,957
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]		1,864	1,657
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[12]		141	125
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[12]		205	176
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11,12]		2,068	1,379
			12,771
Total U.S. Treasury bonds & notes			84,891

Corporate bonds, notes & loans 2.00%
Health care 0.35%
Amgen, Inc. 5.507% 3/2/2026		50	50
Amgen, Inc. 5.15% 3/2/2028		65	65
Amgen, Inc. 4.05% 8/18/2029		145	138
Amgen, Inc. 5.25% 3/2/2030		134	134
Amgen, Inc. 4.20% 3/1/2033		133	124
Amgen, Inc. 5.25% 3/2/2033		71	71
Amgen, Inc. 5.60% 3/2/2043		125	125
Amgen, Inc. 4.20% 2/22/2052		19	16
Amgen, Inc. 4.875% 3/1/2053		45	41
Amgen, Inc. 5.65% 3/2/2053		37	37
Amgen, Inc. 5.75% 3/2/2063		95	96
AstraZeneca Finance, LLC 4.875% 3/3/2028		35	35
AstraZeneca PLC 3.375% 11/16/2025		200	192
AstraZeneca PLC 3.00% 5/28/2051		11	8

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Baxter International, Inc. 3.132% 12/1/2051	USD	25	$17
Centene Corp. 4.625% 12/15/2029		530	488
Centene Corp. 3.375% 2/15/2030		179	154
Centene Corp. 2.625% 8/1/2031		40	32
CVS Health Corp. 5.125% 2/21/2030		50	50
CVS Health Corp. 5.25% 2/21/2033		23	23
CVS Health Corp. 5.30% 6/1/2033		24	24
CVS Health Corp. 5.625% 2/21/2053		55	55
Elevance Health, Inc. 4.90% 2/8/2026		10	10
Elevance Health, Inc. 4.75% 2/15/2033		16	16
Elevance Health, Inc. 5.125% 2/15/2053		13	13
Eli Lilly and Co. 5.00% 2/27/2026		35	35
Eli Lilly and Co. 4.875% 2/27/2053		23	24
Eli Lilly and Co. 4.95% 2/27/2063		14	14
Gilead Sciences, Inc. 1.65% 10/1/2030		8	7
HCA, Inc. 2.375% 7/15/2031		18	14
Humana, Inc. 3.70% 3/23/2029		12	11
Merck & Co., Inc. 1.70% 6/10/2027		118	106
Merck & Co., Inc. 3.40% 3/7/2029		110	103
Merck & Co., Inc. 4.50% 5/17/2033		35	35
Merck & Co., Inc. 4.90% 5/17/2044		35	35
Merck & Co., Inc. 5.00% 5/17/2053		18	18
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		40	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		13	13
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		35	35
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		12	12
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		8	6
Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050		2	1
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		270	254
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		551	548
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		650	583
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		300	198
Zoetis, Inc. 5.60% 11/16/2032		25	26
			4,126

Consumer discretionary 0.30%
BMW US Capital, LLC 4.15% 4/9/2030[2]		290	277
BMW US Capital, LLC 3.70% 4/1/2032[2]		25	23
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		495	485
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		175	165
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]		150	149
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		150	130
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		150	122
Ford Motor Credit Co., LLC 2.30% 2/10/2025		200	187
Ford Motor Credit Co., LLC 5.125% 6/16/2025		695	677
Ford Motor Credit Co., LLC 2.70% 8/10/2026		306	274
Ford Motor Credit Co., LLC 4.95% 5/28/2027		604	570
Grand Canyon University 4.125% 10/1/2024		200	189
McDonald’s Corp. 3.60% 7/1/2030		12	11
McDonald’s Corp. 4.60% 9/9/2032		6	6
McDonald’s Corp. 5.15% 9/9/2052		10	10
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]		115	122
Toyota Motor Credit Corp. 5.40% 11/10/2025		228	230
			3,627

Financials 0.29%
AerCap Ireland Capital DAC 5.75% 6/6/2028		150	149
AerCap Ireland Capital DAC 3.30% 1/30/2032		150	123
American Express Co. 4.90% 2/13/2026		28	28
American International Group, Inc. 5.125% 3/27/2033		17	17

102	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Aon Corp. 5.35% 2/28/2033	USD	21	$21
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]		40	39
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]		231	183
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]		84	82
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]		40	40
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,10]		200	200
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]		30	29
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[10]		70	67
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]		15	15
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]		35	29
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]		50	50
CME Group, Inc. 2.65% 3/15/2032		50	43
Corebridge Financial, Inc. 3.85% 4/5/2029		180	162
Corebridge Financial, Inc. 3.90% 4/5/2032		32	28
Corebridge Financial, Inc. 4.35% 4/5/2042		7	6
Corebridge Financial, Inc. 4.40% 4/5/2052		49	39
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,10]		200	187
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]		150	150
Discover Financial Services 6.70% 11/29/2032		25	26
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]		75	61
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]		40	34
Intercontinental Exchange, Inc. 4.60% 3/15/2033		18	17
Intercontinental Exchange, Inc. 4.95% 6/15/2052		16	15
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]		100	100
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]		40	39
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]		227	181
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]		17	14
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]		25	24
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		30	31
Mastercard, Inc. 4.875% 3/9/2028		31	31
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]		25	25
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[10]		20	19
Nasdaq, Inc. 5.65% 6/28/2025		45	45
Nasdaq, Inc. 5.35% 6/28/2028		20	20
Nasdaq, Inc. 5.55% 2/15/2034		17	17
Nasdaq, Inc. 5.95% 8/15/2053		8	8
Nasdaq, Inc. 6.10% 6/28/2063		11	11
Navient Corp. 5.00% 3/15/2027		150	134
New York Life Global Funding 3.00% 1/10/2028[2]		150	139
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]		35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]		50	50
Royal Bank of Canada 5.00% 2/1/2033		30	29
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[10]		15	15
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,13]		38	3
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]		10	10
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]		70	70
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]		35	35
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,10]		374	333
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]		45	44
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]		105	90
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[10]		35	34
			3,426

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.29%
AEP Transmission Co., LLC 3.80% 6/15/2049	USD	45	$36
Consumers Energy Co. 4.625% 5/15/2033		50	49
DTE Electric Co. 5.20% 4/1/2033		35	36
Duke Energy Florida, LLC 5.95% 11/15/2052		25	27
Edison International 4.125% 3/15/2028		132	123
Edison International 5.25% 11/15/2028		55	54
Edison International 6.95% 11/15/2029		25	26
Electricité de France SA 6.25% 5/23/2033[2]		200	203
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,10]		200	206
FirstEnergy Corp. 2.65% 3/1/2030		493	416
FirstEnergy Corp. 2.25% 9/1/2030		107	87
Florida Power & Light Company 5.05% 4/1/2028		70	71
Florida Power & Light Company 5.10% 4/1/2033		35	35
NiSource, Inc. 5.40% 6/30/2033		25	25
Pacific Gas and Electric Co. 3.25% 2/16/2024		1,025	1,006
Pacific Gas and Electric Co. 2.95% 3/1/2026		97	89
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	94
Pacific Gas and Electric Co. 4.65% 8/1/2028		284	263
Pacific Gas and Electric Co. 2.50% 2/1/2031		375	294
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	50
Southern California Edison Co. 5.30% 3/1/2028		25	25
Southern California Edison Co. 3.60% 2/1/2045		206	152
Union Electric Co. 3.90% 4/1/2052		25	20
WEC Energy Group, Inc. 5.15% 10/1/2027		25	25
			3,412

Energy 0.24%
Apache Corp. 4.25% 1/15/2030		385	343
Baker Hughes Holdings, LLC 2.061% 12/15/2026		8	7
BP Capital Markets America, Inc. 3.633% 4/6/2030		360	335
Cenovus Energy, Inc. 5.40% 6/15/2047		73	66
ConocoPhillips Co. 5.30% 5/15/2053		25	26
EQT Corp. 5.00% 1/15/2029		35	33
EQT Corp. 3.625% 5/15/2031[2]		20	17
Equinor ASA 2.375% 5/22/2030		365	317
Exxon Mobil Corp. 2.995% 8/16/2039		200	159
Exxon Mobil Corp. 3.452% 4/15/2051		25	19
Kinder Morgan, Inc. 5.20% 6/1/2033		27	26
Kinder Morgan, Inc. 5.45% 8/1/2052		11	10
MPLX, LP 4.95% 9/1/2032		20	19
MPLX, LP 4.95% 3/14/2052		20	17
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		80	72
NGL Energy Operating, LLC 7.50% 2/1/2026[2]		80	79
ONEOK, Inc. 3.10% 3/15/2030		42	36
ONEOK, Inc. 7.15% 1/15/2051		97	102
Petroleos Mexicanos 6.50% 1/23/2029		20	17
Petroleos Mexicanos 8.75% 6/2/2029		177	160
Petroleos Mexicanos 6.625% 6/15/2035		150	105
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		142	135
Shell International Finance BV 2.00% 11/7/2024		420	402
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		150	140
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]		205	194
Williams Companies, Inc. 5.30% 8/15/2052		40	37
			2,873

104	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.23%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN	1,300	$68
AT&T, Inc. 3.50% 6/1/2041	USD	75	58
CCO Holdings, LLC 4.25% 2/1/2031[2]		360	292
CCO Holdings, LLC 4.75% 2/1/2032[2]		25	20
CCO Holdings, LLC 4.25% 1/15/2034[2]		175	132
Charter Communications Operating, LLC 3.70% 4/1/2051		25	16
Meta Platforms, Inc. 3.85% 8/15/2032		160	149
Meta Platforms, Inc. 4.45% 8/15/2052		95	83
Netflix, Inc. 4.875% 4/15/2028		150	148
SBA Tower Trust 1.631% 11/15/2026[2]		253	218
Sprint Capital Corp. 6.875% 11/15/2028		325	345
Sprint Capital Corp. 8.75% 3/15/2032		90	109
The Walt Disney Co. 4.625% 3/23/2040		120	115
T-Mobile USA, Inc. 3.875% 4/15/2030		625	576
T-Mobile USA, Inc. 2.55% 2/15/2031		203	169
Verizon Communications, Inc. 1.75% 1/20/2031		142	112
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		47	40
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		88	72
			2,722

Consumer staples 0.09%
7-Eleven, Inc. 0.80% 2/10/2024[2]		50	49
7-Eleven, Inc. 1.30% 2/10/2028[2]		14	12
7-Eleven, Inc. 1.80% 2/10/2031[2]		128	101
Altria Group, Inc. 3.875% 9/16/2046		22	15
Altria Group, Inc. 3.70% 2/4/2051		28	19
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		5	5
BAT Capital Corp. 4.70% 4/2/2027		105	102
BAT Capital Corp. 4.54% 8/15/2047		82	60
BAT Capital Corp. 4.758% 9/6/2049		121	91
BAT International Finance PLC 4.448% 3/16/2028		150	142
Constellation Brands, Inc. 5.00% 2/2/2026		50	50
H.J. Heinz Co. 3.00% 6/1/2026		93	88
H.J. Heinz Co. 4.875% 10/1/2049		235	215
Philip Morris International, Inc. 5.125% 11/17/2027		43	43
Philip Morris International, Inc. 5.625% 11/17/2029		23	23
Philip Morris International, Inc. 5.125% 2/15/2030		56	55
Philip Morris International, Inc. 5.75% 11/17/2032		16	16
Philip Morris International, Inc. 5.375% 2/15/2033		55	55
			1,141

Information technology 0.08%
Apple, Inc. 3.35% 8/8/2032		145	135
Apple, Inc. 4.30% 5/10/2033		35	35
Apple, Inc. 4.85% 5/10/2053		27	28
Broadcom, Inc. 4.00% 4/15/2029[2]		3	3
Broadcom, Inc. 4.15% 4/15/2032[2]		11	10
Broadcom, Inc. 3.137% 11/15/2035[2]		2	2
Broadcom, Inc. 3.75% 2/15/2051[2]		91	67
Intel Corp. 5.125% 2/10/2030		45	45
Intel Corp. 5.20% 2/10/2033		53	54
Intel Corp. 5.70% 2/10/2053		14	14
Lenovo Group, Ltd. 5.875% 4/24/2025		400	398
Oracle Corp. 3.60% 4/1/2050		150	107
ServiceNow, Inc. 1.40% 9/1/2030		130	103
			1,001

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.07%
Boeing Co. 2.75% 2/1/2026	USD	91	$85
Boeing Co. 3.625% 2/1/2031		280	252
Boeing Co. 5.805% 5/1/2050		95	95
Canadian Pacific Railway Co. 3.10% 12/2/2051		102	73
CSX Corp. 4.75% 11/15/2048		50	46
CSX Corp. 4.50% 11/15/2052		35	32
Lockheed Martin Corp. 5.10% 11/15/2027		19	19
Masco Corp. 3.125% 2/15/2051		10	6
Northrop Grumman Corp. 4.95% 3/15/2053		21	20
Raytheon Technologies Corp. 5.00% 2/27/2026		11	11
Raytheon Technologies Corp. 5.375% 2/27/2053		43	45
Republic Services, Inc. 5.00% 4/1/2034		13	13
Union Pacific Corp. 2.80% 2/14/2032		17	15
Union Pacific Corp. 3.50% 2/14/2053		20	15
Waste Management, Inc. 4.625% 2/15/2030		60	59
			786

Materials 0.04%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		23	23
Celanese US Holdings, LLC 6.379% 7/15/2032		10	10
Dow Chemical Co. (The) 3.60% 11/15/2050		75	56
EIDP, Inc. 4.80% 5/15/2033		27	26
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]		100	84
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		10	7
LYB International Finance III, LLC 3.625% 4/1/2051		102	71
Nutrien, Ltd. 5.90% 11/7/2024		84	84
Nutrien, Ltd. 5.80% 3/27/2053		15	15
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		10	9
			455

Real estate 0.02%
American Tower Corp. 4.05% 3/15/2032		11	10
Boston Properties, LP 2.45% 10/1/2033		7	5
Boston Properties, LP 6.50% 1/15/2034		38	38
Crown Castle, Inc. 5.00% 1/11/2028		56	55
Equinix, Inc. 1.55% 3/15/2028		25	21
Equinix, Inc. 3.20% 11/18/2029		144	127
Equinix, Inc. 2.50% 5/15/2031		47	38
			294
Total corporate bonds, notes & loans			23,863

Asset-backed obligations 0.88%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,7]		44	44
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,7]		38	37
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,7]		100	100
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]		100	97
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,7]		84	82
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,7]		86	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,7]		100	96
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[7,8]		75	75
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,7]		197	179
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,7]		100	92

106	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,7]	USD	339	$339
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,7]		52	49
CarMax Auto Owner Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[7,8]		63	63
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,7]		351	315
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,7]		88	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,7]		90	80
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,7]		90	75
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,7]		316	274
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,7]		489	477
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,7]		72	71
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[7]		326	319
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,7]		73	72
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[7]		213	210
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,7]		131	124
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[7,8]		34	34
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,7]		176	172
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,7]		188	186
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,7]		469	411
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,7]		81	69
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,7]		123	114
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[7,8]		44	44
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[7,8]		52	52
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,7]		285	282
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,7]		184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]		25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]		48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,7]		247	232
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,7]		100	94
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,7]		268	234
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,7]		100	88
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,7]		100	86
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[7,8]		66	66
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]		28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]		28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,7]		28	28
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,7]		70	69
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,7]		42	36
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,7]		131	113
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,7]		187	166
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,7]		375	334
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,7,8]		190	187
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,7]		935	798
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[7]		100	99
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[7,8]		121	121
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,7]		100	96
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,7]		100	91

American Funds Insurance Series	107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,7]	USD	100	$97
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,7]		175	174
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[7]		32	32
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[7]		415	415
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[7]		62	62
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,7]		73	73
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,7]		63	54
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,7]		171	155
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,7,8]		335	299
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[7,8]		21	21
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[7,10]		160	158
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[7,10]		451	448
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[7]		60	60
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,7]		253	250
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,7]		80	80
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,7]		100	99
			10,521

Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031		190	163
Portuguese Republic 5.125% 10/15/2024		18	18
Qatar (State of) 4.50% 4/23/2028		200	200
Saudi Arabia (Kingdom of) 3.625% 3/4/2028		200	190
United Mexican States 3.25% 4/16/2030		200	178
			749
Municipals 0.02%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		15	12

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		225	222
Total municipals			234
Total bonds, notes & other debt instruments (cost: $216,307,000)			206,231

Short-term securities 8.52%	Shares
Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[6,14]	959,287	95,938

108	American Funds Insurance Series

Capital Income Builder (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.46%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]	2,448,932	$2,449
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]	2,433,668	2,433
Capital Group Central Cash Fund 5.15%[6,14,15]	6,116	612
		5,494
Total short-term securities (cost: $101,407,000)		101,432

Total investment securities 104.24% (cost: $1,103,822,000)		1,241,621
Other assets less liabilities (4.24)%		(50,464)
Net assets 100.00%		$1,191,157

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	224	September 2023	USD	45,549	$(578)
5 Year U.S. Treasury Note Futures	Long	456	September 2023		48,835	(843)
10 Year U.S. Treasury Note Futures	Long	6	September 2023		674	1
10 Year Ultra U.S. Treasury Note Futures	Long	2	September 2023		237	(3)
20 Year U.S. Treasury Bond Futures	Long	9	September 2023		1,142	(2)
30 Year Ultra U.S. Treasury Bond Futures	Long	71	September 2023		9,671	108
						$(1,317)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

									Unrealized
								Upfront	(depreciation)
Receive		Pay			Notional		Value at	premium	appreciation
	Payment		Payment	Expiration	amount		6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD	4,037	$(13)	$–	$(13)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		5,914	(20)	–	(20)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		8,100	(27)	–	(27)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		5,215	(90)	–	(90)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		5,635	(97)	–	(97)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		5,600	(98)	–	(98)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		898	(16)	–	(16)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		4,100	(74)	–	(74)
SOFR	Annual	3.055%	Annual	4/6/2031		6,700	269	–	269
SOFR	Annual	2.91%	Annual	9/18/2050		592	36	–	36
							$(130)	$–	$(130)

American Funds Insurance Series	109

Capital Income Builder (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)		[16]	Value at 6/30/2023 (000)	[17]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD	6,200		$172		$13	$159

Investments in affiliates[6]
	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 3.08%
Capital Group Central Corporate Bond Fund	$28,059	$8,243	$–	$–	$416	$36,718	$612

Short-term securities 8.11%
Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[14]	77,952	131,623	113,656	4	15	95,938	2,156

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.15%[14,15]	1,712		1,10018			612	–	[19]
Total short-term securities						96,550
Total 11.19%				$4	$431	$133,268	$2,768

[1]	All or a portion of this security was on loan. The total value of all such securities was $6,985,000, which represented .59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,411,000, which represented 1.97% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,385,000, which represented .20% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[18]	Represents net activity. Refer to Note 5 for more information on securities lending.
[19]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

110	American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	111

Asset Allocation Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 68.72%	Shares	Value (000)
Information technology 14.33%
Microsoft Corp.	3,468,640	$1,181,211
Broadcom, Inc.	1,202,067	1,042,709
ASML Holding NV (New York registered) (ADR)	487,911	353,614
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,167,000	218,694
MKS Instruments, Inc.	1,600,000	172,960
TE Connectivity, Ltd.	1,120,708	157,078
Oracle Corp.	1,083,246	129,004
Apple, Inc.	474,122	91,965
Snowflake, Inc., Class A1	432,116	76,044
Constellation Software, Inc.	25,700	53,248
NVIDIA Corp.	95,291	40,310
MediaTek, Inc.	1,463,000	32,475
Applied Materials, Inc.	135,000	19,513
GoDaddy, Inc., Class A1	207,378	15,580
Synopsys, Inc.[1]	35,500	15,457
MicroStrategy, Inc., Class A1	43,100	14,758
KLA Corp.	17,862	8,663
		3,623,283

Health care 10.88%
UnitedHealth Group, Inc.	877,396	421,712
Johnson & Johnson	1,847,058	305,725
Gilead Sciences, Inc.	3,115,000	240,073
Humana, Inc.	500,000	223,565
Eli Lilly and Company	400,469	187,812
Vertex Pharmaceuticals, Inc.[1]	505,500	177,890
Abbott Laboratories	1,600,000	174,432
Regeneron Pharmaceuticals, Inc.[1]	213,795	153,620
AbbVie, Inc.	1,089,767	146,824
Pfizer, Inc.	3,440,135	126,184
Bristol-Myers Squibb Company	1,374,818	87,920
AstraZeneca PLC	461,000	66,033
AstraZeneca PLC (ADR)	249,881	17,884
Centene Corp.[1]	1,004,000	67,720
Molina Healthcare, Inc.[1]	222,959	67,164
Thermo Fisher Scientific, Inc.	116,000	60,523
Alnylam Pharmaceuticals, Inc.[1]	261,834	49,733
Zoetis, Inc., Class A	279,361	48,109
Novo Nordisk AS, Class B	246,400	39,797
Seagen, Inc.[1]	115,000	22,133
Rotech Healthcare, Inc.[1,2,3]	184,138	19,334
AbCellera Biologics, Inc.[1,4]	2,871,293	18,549
Elevance Health, Inc.	37,542	16,679
Karuna Therapeutics, Inc.[1]	57,100	12,382
		2,751,797

Consumer discretionary 9.17%
Aramark	10,375,152	446,650
Home Depot, Inc.	1,255,700	390,071
Booking Holdings, Inc.[1]	92,416	249,554
Royal Caribbean Cruises, Ltd.[1]	1,748,724	181,413
LVMH Moët Hennessy-Louis Vuitton SE	165,700	156,375
General Motors Company	4,000,000	154,240
Entain PLC	7,000,000	113,682
D.R. Horton, Inc.	870,000	105,870
Amazon.com, Inc.[1]	800,000	104,288
Etsy, Inc.[1]	945,985	80,040
Darden Restaurants, Inc.	478,474	79,943
Burlington Stores, Inc.[1]	431,484	67,911
adidas AG	301,543	58,486
YUM! Brands, Inc.	277,000	38,378
Moncler SpA	395,000	27,331

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tractor Supply Co.	112,000	$24,763
Chipotle Mexican Grill, Inc.[1]	9,709	20,768
YETI Holdings, Inc.[1]	495,471	19,244
		2,319,007

Communication services 7.40%
Meta Platforms, Inc., Class A1	1,777,348	510,063
Alphabet, Inc., Class C1	3,009,502	364,059
Alphabet, Inc., Class A1	1,014,477	121,433
Charter Communications, Inc., Class A1	821,000	301,611
Netflix, Inc.[1]	437,545	192,734
Comcast Corp., Class A	3,423,000	142,226
Walt Disney Company[1]	874,000	78,031
Take-Two Interactive Software, Inc.[1]	445,000	65,486
ZoomInfo Technologies, Inc.[1]	2,500,000	63,475
Activision Blizzard, Inc.[1]	400,000	33,720
		1,872,838

Financials 6.92%
Aon PLC, Class A	806,892	278,539
Apollo Asset Management, Inc.	2,630,627	202,058
Synchrony Financial	4,100,000	139,072
JPMorgan Chase & Co.	725,000	105,444
Arthur J. Gallagher & Co.	476,724	104,674
Ares Management Corp., Class A	1,015,403	97,834
Capital One Financial Corp.	850,000	92,965
Blue Owl Capital, Inc., Class A	7,085,161	82,542
Mastercard, Inc., Class A	195,977	77,078
CME Group, Inc., Class A	380,200	70,447
Discover Financial Services	600,000	70,110
Blackstone, Inc.	737,500	68,565
Intercontinental Exchange, Inc.	599,487	67,790
Brookfield Corp., Class A	1,260,000	42,399
S&P Global, Inc.	102,000	40,891
Morgan Stanley	339,372	28,982
Trupanion, Inc.[1,4]	1,429,966	28,142
The Carlyle Group, Inc.	814,688	26,029
Wells Fargo & Company	570,000	24,328
Antin Infrastructure Partners SA	1,243,300	20,183
London Stock Exchange Group PLC	189,000	20,028
Nasdaq, Inc.	336,300	16,765
Progressive Corp.	105,000	13,899
OneMain Holdings, Inc.	300,000	13,107
Bridgepoint Group PLC	3,872,625	9,958
Islandsbanki hf.	9,555,235	7,999
Sberbank of Russia PJSC[2]	8,880,000	-	[5]
		1,749,828

Consumer staples 6.18%
Philip Morris International, Inc.	8,973,171	875,961
Nestlé SA	1,677,000	201,785
Target Corp.	750,000	98,925
Archer Daniels Midland Company	1,200,000	90,672
British American Tobacco PLC (ADR)	1,409,481	46,795
British American Tobacco PLC	1,080,000	35,830
Altria Group, Inc.	1,570,000	71,121
Avenue Supermarts, Ltd.[1]	970,539	46,092
Dollar General Corp.	236,327	40,124
Costco Wholesale Corp.	52,600	28,319
Dollar Tree Stores, Inc.[1]	185,000	26,547
		1,562,171

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 6.16%
Northrop Grumman Corp.	933,553	$425,513
Boeing Company[1]	1,219,206	257,447
Lockheed Martin Corp.	338,500	155,839
Caterpillar, Inc.	618,000	152,059
L3Harris Technologies, Inc.	744,000	145,653
CSX Corp.	2,628,369	89,627
Delta Air Lines, Inc.	1,224,213	58,199
General Electric Co.	318,583	34,996
Raytheon Technologies Corp.	269,433	26,394
Southwest Airlines Co.	675,300	24,453
United Airlines Holdings, Inc.[1]	421,388	23,122
Paychex, Inc.	205,595	23,000
Concentrix Corp.	282,626	22,822
Huntington Ingalls Industries, Inc.	100,000	22,760
AMETEK, Inc.	140,000	22,663
Copart, Inc.[1]	232,000	21,161
Chart Industries, Inc.[1]	130,200	20,805
HEICO Corp.	88,528	15,664
Equifax, Inc.	61,931	14,572
		1,556,749

Materials 3.70%
Corteva, Inc.	4,615,508	264,469
Mosaic Co.	3,321,012	116,235
Linde PLC	261,370	99,603
Nucor Corp.	500,000	81,990
Royal Gold, Inc.	700,000	80,346
Wheaton Precious Metals Corp.	1,785,000	77,148
Lundin Mining Corp.	6,465,000	50,656
First Quantum Minerals, Ltd.	2,100,000	49,680
Franco-Nevada Corp.	347,089	49,469
ATI, Inc.[1]	970,000	42,903
Nutrien, Ltd. (CAD denominated)	400,272	23,631
		936,130

Energy 2.88%
Canadian Natural Resources, Ltd. (CAD denominated)	5,852,700	329,050
ConocoPhillips	1,252,000	129,720
Cenovus Energy, Inc. (CAD denominated)	7,300,000	123,986
Hess Corp.	400,000	54,380
Halliburton Co.	1,410,700	46,539
Chevron Corp.	187,421	29,491
Exxon Mobil Corp.	129,835	13,925
Altera Infrastructure, LP1,2	14,641	1,231
Diamond Offshore Drilling, Inc.[1]	34,404	490
Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	53
McDermott International, Ltd.[1]	30,762	5
Earthstone Energy, Inc., Class A1	101	1
Bighorn Permian Resources, LLC[2]	4,392	–	[5]
		728,871

Real estate 0.73%
VICI Properties, Inc. REIT	2,004,628	63,006
Gaming and Leisure Properties, Inc. REIT	1,101,246	53,366
Equinix, Inc. REIT	63,445	49,737
Crown Castle, Inc. REIT	166,000	18,914
		185,023

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.37%
CenterPoint Energy, Inc.	1,717,846	$50,075
Sempra Energy	132,039	19,224
Constellation Energy Corp.	138,666	12,695
FirstEnergy Corp.	307,000	11,936
		93,930
Total common stocks (cost: $11,392,769,000)		17,379,627

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,6]	450	337
Total preferred securities (cost: $466,000)		337

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	–	[5]
Total rights & warrants (cost: $0)		–	[5]

Convertible stocks 0.20%
Health care 0.20%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible
preferred shares[2,3]	4,955,500	50,695
Total convertible stocks (cost: $50,000,000)		50,695

Investment funds 4.06%
Capital Group Central Corporate Bond Fund[7]	124,024,730	1,026,925
Total investment funds (cost: $1,234,226,000)		1,026,925

	Principal amount
Bonds, notes & other debt instruments 21.42%		(000)
Mortgage-backed obligations 7.37%
Federal agency mortgage-backed obligations 6.80%
Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	USD	1	1
Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]		1	1
Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]		1	1
Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]		137	134
Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]		1	1
Fannie Mae Pool #890329 4.00% 4/1/2026[8]		20	20
Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]		2	2
Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]		11	11
Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]		131	128
Fannie Mae Pool #254767 5.50% 6/1/2033[8]		189	194
Fannie Mae Pool #555956 5.50% 12/1/2033[8]		121	124
Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]		392	381
Fannie Mae Pool #BN3172 4.00% 1/1/2034[8]		156	151
Fannie Mae Pool #929185 5.50% 1/1/2036[8]		368	377
Fannie Mae Pool #893641 6.00% 9/1/2036[8]		756	786
Fannie Mae Pool #893688 6.00% 10/1/2036[8]		147	152
Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]		5,674	5,243
Fannie Mae Pool #907239 6.00% 12/1/2036[8]		32	32
Fannie Mae Pool #928031 6.00% 1/1/2037[8]		58	61
Fannie Mae Pool #888292 6.00% 3/1/2037[8]		495	514
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]		100	103
Fannie Mae Pool #190379 5.50% 5/1/2037[8]		51	53
Fannie Mae Pool #924952 6.00% 8/1/2037[8]		820	851

American Funds Insurance Series	115

Asset Allocation Fund (continued)

	Principal amount			Value
Bonds, notes & other debt instruments (continued)	(000)			(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #888637 6.00% 9/1/2037[8]	USD	9		$9
Fannie Mae Pool #995674 6.00% 5/1/2038[8]		295		307
Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]		901		937
Fannie Mae Pool #995224 6.00% 9/1/2038[8]		8		8
Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]		271		281
Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]		186		190
Fannie Mae Pool #889983 6.00% 10/1/2038[8]		17		17
Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]		650		674
Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]		105		109
Fannie Mae Pool #995391 6.00% 11/1/2038[8]		12		12
Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]		–	[5]	–	[5]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]		58		61
Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]		172		178
Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]		227		232
Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]		380		390
Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]		7,346		6,270
Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]		8,448		7,153
Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]		22,069		17,905
Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]		14,380		12,170
Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]		2,987		2,789
Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]		2,095		2,027
Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]		1,175		1,137
Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]		941		905
Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]		5,079		4,759
Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]		8,436		7,853
Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]		1,263		1,177
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]		2,659		2,474
Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]		112		107
Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]		359		323
Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]		1,306		1,246
Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]		1,463		1,351
Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]		1,946		1,797
Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]		449		402
Fannie Mae Pool #256975 7.00% 10/1/2047[8]		2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]		1,441		1,334
Fannie Mae Pool #257036 7.00% 11/1/2047[8]		6		6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]		2,527		2,417
Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]		10		10
Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]		11		10
Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]		16,166		14,930
Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]		2,201		2,049
Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]		1,682		1,501
Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]		5,436		4,673
Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]		12,355		10,629
Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]		388		344
Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]		9,852		8,396
Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]		1,546		1,331
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]		13,980		12,541
Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]		6,549		5,392
Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]		3,886		3,344
Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]		4,689		3,855
Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]		5,276		4,675
Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]		649		575
Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]		514		456
Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]		4,683		4,172
Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]		84		74
Fannie Mae Pool #CB1810 3.00% 10/1/2051[8]		160		141
Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]		9,576		8,470
Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]		16,836		14,425
Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]		7,770		6,648
Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]		191		163

116	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	USD	92	$79
Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]		91	78
Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]		90	77
Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]		12,476	11,039
Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]		8,399	6,868
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]		64,988	58,010
Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]		928	896
Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]		2,836	2,832
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]		1,213	1,208
Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]		855	838
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]		207	206
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]		738	735
Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]		1,766	1,814
Fannie Mae Pool #FS4652 6.50% 6/1/2053[8]		1,680	1,718
Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]		598	611
Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]		437	447
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]		3,948	3,871
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]		2,758	2,746
Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]		11,168	10,812
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]		3,966	3,388
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]		23	24
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]		77	78
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[8,9]		250	249
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]		36	30
Freddie Mac Pool #C91912 3.00% 2/1/2037[8]		10,459	9,682
Freddie Mac Pool #G03978 5.00% 3/1/2038[8]		407	410
Freddie Mac Pool #G04553 6.50% 9/1/2038[8]		44	46
Freddie Mac Pool #G08347 4.50% 6/1/2039[8]		63	62
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]		24,289	20,846
Freddie Mac Pool #C03518 5.00% 9/1/2040[8]		547	551
Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]		1,546	1,489
Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]		1,237	1,199
Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]		742	715
Freddie Mac Pool #760014 2.73% 8/1/2045[8,9]		174	165
Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]		5,456	5,226
Freddie Mac Pool #G60344 4.00% 12/1/2045[8]		4,676	4,479
Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]		4,202	3,772
Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]		201	198
Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]		238	234
Freddie Mac Pool #760015 2.568% 1/1/2047[8,9]		424	402
Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]		1,133	1,048
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]		2,215	2,114
Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]		402	357
Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]		32,110	26,435
Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]		17,288	14,303
Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]		29,597	24,316
Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]		403	359
Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]		9,974	8,522
Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]		6,811	5,857
Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]		6,622	5,891
Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]		693	611
Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]		173	154
Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]		6,675	5,711
Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]		2,343	2,008
Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]		337	300
Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]		1,133	1,035
Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]		90	78
Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]		145	132
Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]		2,317	2,180
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]		1,383	1,228
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]		1,286	1,262

American Funds Insurance Series	117

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	USD	6,659	$6,531
Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]		1,384	1,357
Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]		453	444
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]		3,284	3,270
Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]		815	836
Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]		685	702
Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]		665	686
Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]		638	660
Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]		439	455
Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]		341	351
Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]		237	242
Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]		174	181
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]		5,706	5,594
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]		9,919	9,877
Freddie Mac, Series T041, Class 3A, 4.317% 7/25/2032[8,9]		177	167
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[8]		3,277	3,127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]		2,541	2,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]		1,095	1,019
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]		4,932	4,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]		4,841	4,472
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]		875	786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]		723	649
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]		1,704	1,602
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]		1,873	1,671
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]		8,904	8,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]		5,160	4,713
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]		2,036	1,922
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]		4,055	3,812
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]		2,455	2,270
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]		2,549	2,328
Government National Mortgage Assn. 2.00% 7/1/2053[8,10]		68,784	57,830
Government National Mortgage Assn. 2.50% 7/1/2053[8,10]		18,016	15,603
Government National Mortgage Assn. 3.00% 7/1/2053[8,10]		42,194	37,709
Government National Mortgage Assn. 3.50% 7/1/2053[8,10]		8,404	7,757
Government National Mortgage Assn. 4.00% 7/1/2053[8,10]		10,028	9,490
Government National Mortgage Assn. 4.50% 7/1/2053[8,10]		33,457	32,294
Government National Mortgage Assn. 2.50% 8/1/2053[8,10]		5,100	4,420
Government National Mortgage Assn. 3.00% 8/1/2053[8,10]		41,469	37,093
Government National Mortgage Assn. 3.50% 8/1/2053[8,10]		8,100	7,486
Government National Mortgage Assn. 4.00% 8/1/2053[8,10]		5,900	5,587
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]		432	411
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]		318	311
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]		191	187
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]		1,635	1,600
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]		460	450
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]		2,106	1,621
Uniform Mortgage-Backed Security 1.50% 7/1/2038[8,10]		25,420	21,933

118	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 8/1/2038[8,10]	USD	638	$582
Uniform Mortgage-Backed Security 2.00% 7/1/2053[8,10]		63,714	51,974
Uniform Mortgage-Backed Security 2.50% 7/1/2053[8,10]		66,965	56,795
Uniform Mortgage-Backed Security 3.00% 7/1/2053[8,10]		19,499	17,164
Uniform Mortgage-Backed Security 3.50% 7/1/2053[8,10]		83,843	76,412
Uniform Mortgage-Backed Security 4.00% 7/1/2053[8,10]		89,848	84,327
Uniform Mortgage-Backed Security 4.50% 7/1/2053[8,10]		45,563	43,808
Uniform Mortgage-Backed Security 5.00% 7/1/2053[8,10]		103,736	101,653
Uniform Mortgage-Backed Security 5.50% 7/1/2053[8,10]		44,760	44,547
Uniform Mortgage-Backed Security 6.00% 7/1/2053[8,10]		36,852	37,180
Uniform Mortgage-Backed Security 6.50% 7/1/2053[8,10]		14,693	15,003
Uniform Mortgage-Backed Security 2.00% 8/1/2053[8,10]		76,600	62,576
Uniform Mortgage-Backed Security 2.50% 8/1/2053[8,10]		166,370	141,311
Uniform Mortgage-Backed Security 3.00% 8/1/2053[8,10]		61,480	54,196
Uniform Mortgage-Backed Security 3.50% 8/1/2053[8,10]		9,500	8,667
Uniform Mortgage-Backed Security 4.00% 8/1/2053[8,10]		37,710	35,422
Uniform Mortgage-Backed Security 4.50% 8/1/2053[8,10]		44,000	42,326
Uniform Mortgage-Backed Security 5.50% 8/1/2053[8,10]		36,910	36,728
Uniform Mortgage-Backed Security 6.00% 8/1/2053[8,10]		32,227	32,506
			1,719,065

Commercial mortgage-backed securities 0.44%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]		2,909	2,421
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]		1,000	911
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]		2,960	2,390
BX Trust, Series 2021-SDMF, Class A,
(1-month USD-LIBOR + 0.589%) 5.782% 9/15/2034[6,8,9]		5,954	5,752
BX Trust, Series 2021-VOLT, Class A,
(1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[6,8,9]		4,505	4,365
BX Trust, Series 2021-ARIA, Class A,
(1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[6,8,9]		7,968	7,732
BX Trust, Series 2021-ARIA, Class B,
(1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[6,8,9]		5,968	5,754
BX Trust, Series 2021-SOAR, Class A,
(1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[6,8,9]		7,307	7,122
BX Trust, Series 2021-SOAR, Class B,
(1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[6,8,9]		1,319	1,280
BX Trust, Series 2021-SOAR, Class C,
(1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[6,8,9]		1,191	1,151
BX Trust, Series 2021-ACNT, Class A,
(1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[6,8,9]		5,254	5,129
BX Trust, Series 2022-AHP, Class A,
(1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[6,8,9]		4,834	4,706
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[6,8,9]		3,606	3,606
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[8]		330	322
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]		4,735	4,527
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]		631	611
Extended Stay America Trust, Series 2021-ESH, Class A,
(1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[6,8,9]		1,517	1,489
Extended Stay America Trust, Series 2021-ESH, Class B,
(1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[6,8,9]		1,385	1,353
Extended Stay America Trust, Series 2021-ESH, Class C,
(1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[6,8,9]		1,447	1,410
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,8]		3,795	2,959
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]		2,489	2,029
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,8]		1,964	1,570

American Funds Insurance Series	119

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,8]	USD	868	$684
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[6,8,9]		523	400
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[6,8]		1,431	1,119
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B,
(1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[6,8,9]		1,326	1,304
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,8]		13,772	11,770
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
(1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[6,8,9]		3,950	3,881
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]		428	416
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[8]		348	339
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,8]		2,194	1,764
SREIT Trust, Series 2021-MFP, Class A,
(1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[6,8,9]		4,808	4,676
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A,
(1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[6,8,9]		10,709	10,389
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A,
(1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[6,8,9]		6,379	6,388
			111,719

Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,8,9]		1,020	819
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,8,9]		996	964
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1,
(30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[6,8,9]		115	115
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,8]		4,096	3,669
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]		143	137
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,8]		2,002	2,159
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,8]		6,120	6,141
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
(1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[8,9]		172	174
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[6,8,9]		872	878
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,8]		4,132	3,609
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[6,8,9]		1,000	992
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]		297	285
Mello Warehouse Securitization Trust, Series 2021-3, Class A,
(1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[6,8,9]		4,040	3,994
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[6,8,9]		2,724	2,206
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,8]		3,315	3,039
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068
(7.476% on 6/1/2027)[6,8,11]		3,604	3,616
			32,797
Total mortgage-backed obligations			1,863,581

Corporate bonds, notes & loans 6.09%
Financials 1.45%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]		2,420	2,439
AerCap Ireland Capital DAC 2.45% 10/29/2026		5,457	4,878
AerCap Ireland Capital DAC 5.75% 6/6/2028		1,371	1,361
AerCap Ireland Capital DAC 3.00% 10/29/2028		4,501	3,895
AerCap Ireland Capital DAC 3.30% 1/30/2032		2,838	2,323

120	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD	1,970	$1,498
AG Issuer, LLC 6.25% 3/1/2028[6]		4,470	4,263
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]		1,072	1,100
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,11]		7,750	7,876
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]		2,100	1,888
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]		2,295	1,999
Ally Financial, Inc. 8.00% 11/1/2031		3,000	3,101
American International Group, Inc. 2.50% 6/30/2025		10,533	9,926
American International Group, Inc. 5.125% 3/27/2033		2,161	2,112
AmWINS Group, Inc. 4.875% 6/30/2029[6]		1,348	1,219
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]		1,250	1,087
Banco Santander, SA 2.746% 5/28/2025		1,200	1,127
Banco Santander, SA 5.147% 8/18/2025		1,400	1,376
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]		2,428	2,061
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[11]		2,250	2,216
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[11]		1,565	1,398
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[11]		2,500	2,572
Bank of America Corp. 3.419% 12/20/2028
(3-month USD CME Term SOFR + 1.302% on 12/20/2027)[11]		2,345	2,153
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]		1,000	792
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[11]		7,000	6,852
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[11]		2,250	2,230
Berkshire Hathaway, Inc. 3.125% 3/15/2026		500	482
Blackstone Private Credit Fund 7.05% 9/29/2025		2,510	2,505
Block, Inc. 3.50% 6/1/2031		2,325	1,929
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,11]		3,062	2,739
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,11]		2,829	2,359
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,11]		400	328
BPCE 5.70% 10/22/2023[6]		2,250	2,240
BPCE 5.15% 7/21/2024[6]		3,710	3,644
BPCE 1.00% 1/20/2026[6]		3,000	2,672
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,11]		5,000	4,955
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,11]		271	265
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,11]		1,450	1,448
Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]		3,370	2,987
Chubb INA Holdings, Inc. 3.35% 5/3/2026		880	846
Chubb INA Holdings, Inc. 4.35% 11/3/2045		400	363
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[11]		8,000	7,993
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[11]		3,254	2,823
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[11]		1,475	1,489
CME Group, Inc. 3.75% 6/15/2028		3,425	3,281
Coinbase Global, Inc. 3.375% 10/1/2028[6]		2,625	1,758
Coinbase Global, Inc. 3.625% 10/1/2031[6]		2,875	1,702
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]		820	720
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]		715	580
Cooperatieve Rabobank UA 4.375% 8/4/2025		4,500	4,346
Corebridge Financial, Inc. 3.50% 4/4/2025		642	612
Corebridge Financial, Inc. 3.65% 4/5/2027		914	854
Corebridge Financial, Inc. 3.85% 4/5/2029		621	559
Corebridge Financial, Inc. 3.90% 4/5/2032		351	305
Corebridge Financial, Inc. 4.35% 4/5/2042		203	164
Corebridge Financial, Inc. 4.40% 4/5/2052		489	385
Crédit Agricole SA 4.375% 3/17/2025[6]		850	819
Credit Suisse AG 3.625% 9/9/2024		1,500	1,445
Credit Suisse AG 7.95% 1/9/2025		7,750	7,911
Danske Bank AS 3.773% 3/28/2025
(1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,11]		6,000	5,866
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[11]		2,212	1,969
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[11]		2,788	2,398
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[11]		6,650	5,771

American Funds Insurance Series	121

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	USD	2,100	$2,105
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[11]		300	249
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[11]		2,975	2,753
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,11]		7,750	7,680
Fidelity National Information Services, Inc. 3.10% 3/1/2041		302	208
Fiserv, Inc. 3.50% 7/1/2029		471	430
Fiserv, Inc. 2.65% 6/1/2030		3,605	3,074
Goldman Sachs Group, Inc. 1.948% 10/21/2027
(USD-SOFR + 0.913% on 10/21/2026)[11]		2,198	1,956
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[11]		4,000	3,632
Goldman Sachs Group, Inc. 3.814% 4/23/2029
(3-month USD CME Term SOFR + 1.42% on 4/23/2028)[11]		390	362
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[11]		2,323	1,906
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[11]		2,000	1,480
Hightower Holding, LLC 6.75% 4/15/2029[6]		870	753
HSBC Holdings PLC 4.25% 3/14/2024		3,000	2,962
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[11]		625	594
HSBC Holdings PLC 3.973% 5/22/2030
(3-month USD CME Term SOFR + 1.872% on 5/22/2029)[11]		1,500	1,348
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]		400	323
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[11]		8,862	9,089
Intercontinental Exchange, Inc. 2.65% 9/15/2040		7,425	5,260
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]		1,730	1,676
Intesa Sanpaolo SpA 3.25% 9/23/2024[6]		750	720
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]		300	271
Intesa Sanpaolo SpA 8.248% 11/21/2033
(1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,11]		4,600	4,835
Intesa Sanpaolo SpA 7.778% 6/20/2054
(1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,11]		623	622
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[11]		250	249
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[11]		3,143	3,056
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[11]		2,975	2,651
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[11]		1,017	914
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[11]		383	338
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]		4,000	3,863
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[11]		3,740	3,692
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[11]		3,025	2,411
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[11]		299	285
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[11]		3,982	3,893
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]		1,222	1,080
Lloyds Banking Group PLC 4.05% 8/16/2023		2,000	1,996
Lloyds Banking Group PLC 1.627% 5/11/2027
(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]		800	708
LPL Holdings, Inc. 4.625% 11/15/2027[6]		2,700	2,534
LPL Holdings, Inc. 4.375% 5/15/2031[6]		1,805	1,561
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		820	809
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		1,705	1,658
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049		719	677
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		920	614
Mastercard, Inc. 4.875% 3/9/2028		3,246	3,285
Mastercard, Inc. 4.85% 3/9/2033		5,758	5,859
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]		1,600	1,584
MGIC Investment Corp. 5.25% 8/15/2028		1,175	1,109
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[11]		2,450	2,405
Morgan Stanley 3.125% 7/27/2026		325	305
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[11]		425	419
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[11]		975	964
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[11]		2,500	2,470
Nasdaq, Inc. 5.35% 6/28/2028		1,926	1,930

122	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Nasdaq, Inc. 5.55% 2/15/2034	USD	3,120	$3,134
Nasdaq, Inc. 5.95% 8/15/2053		259	265
Nasdaq, Inc. 6.10% 6/28/2063		411	421
Navient Corp. 6.125% 3/25/2024		8,030	7,974
Navient Corp. 5.875% 10/25/2024		1,005	989
Navient Corp. 6.75% 6/15/2026		300	290
Navient Corp. 5.50% 3/15/2029		5,980	5,105
New York Life Global Funding 2.35% 7/14/2026[6]		590	543
New York Life Global Funding 4.55% 1/28/2033[6]		1,263	1,218
Northwestern Mutual Global Funding 1.75% 1/11/2027[6]		2,500	2,230
OneMain Finance Corp. 6.125% 3/15/2024		2,550	2,544
OneMain Finance Corp. 3.875% 9/15/2028		756	619
Owl Rock Capital Corp. 4.00% 3/30/2025		102	96
Owl Rock Capital Corp. 3.75% 7/22/2025		2,874	2,665
Owl Rock Capital Corp. 3.40% 7/15/2026		1,290	1,144
Owl Rock Capital Corp. II 4.625% 11/26/2024[6]		2,305	2,188
Owl Rock Capital Corp. III 3.125% 4/13/2027		2,520	2,138
Owl Rock Core Income Corp. 4.70% 2/8/2027		2,500	2,271
Oxford Finance, LLC 6.375% 2/1/2027[6]		1,125	1,048
PayPal Holdings, Inc. 2.65% 10/1/2026		662	615
PayPal Holdings, Inc. 2.30% 6/1/2030		616	523
PNC Financial Services Group, Inc. 3.90% 4/29/2024		2,000	1,964
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	375
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	354
Power Finance Corp., Ltd. 4.50% 6/18/2029		554	515
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,080
Prudential Financial, Inc. 4.35% 2/25/2050		2,205	1,874
Prudential Financial, Inc. 3.70% 3/13/2051		755	579
Rocket Mortgage, LLC 2.875% 10/15/2026[6]		2,110	1,870
Rocket Mortgage, LLC 3.625% 3/1/2029[6]		1,505	1,266
Royal Bank of Canada 1.15% 6/10/2025		4,711	4,350
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]		270	239
Starwood Property Trust, Inc. 5.50% 11/1/2023[6]		1,160	1,151
Starwood Property Trust, Inc. 4.375% 1/15/2027[6]		2,180	1,880
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049
(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,11]		2,800	2,686
Toronto-Dominion Bank 2.65% 6/12/2024		625	606
Toronto-Dominion Bank 0.75% 9/11/2025		5,375	4,867
Toronto-Dominion Bank 1.25% 9/10/2026		2,425	2,144
Toronto-Dominion Bank 1.95% 1/12/2027		2,500	2,248
Toronto-Dominion Bank 2.45% 1/12/2032		787	646
Travelers Companies, Inc. 4.00% 5/30/2047		860	727
U.S. Bancorp 2.375% 7/22/2026		4,000	3,655
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,11]		1,568	1,495
UBS Group AG 4.125% 9/24/2025[6]		2,750	2,629
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,11]		1,250	1,147
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,11]		800	724
UniCredit SpA 4.625% 4/12/2027[6]		625	594
Wells Fargo & Company 2.164% 2/11/2026
(3-month USD CME Term SOFR + 1.012% on 2/11/2025)[11]		8,000	7,538
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[11]		4,337	4,052
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[11]		4,000	3,976
Westpac Banking Corp. 2.894% 2/4/2030
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]		3,000	2,805
Westpac Banking Corp. 2.668% 11/15/2035
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]		3,325	2,554
Westpac Banking Corp. 2.963% 11/16/2040		1,500	1,007
			366,478

American Funds Insurance Series	123

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Health care 0.74%
AbbVie, Inc. 3.80% 3/15/2025	USD	206	$200
AbbVie, Inc. 2.95% 11/21/2026		1,445	1,351
AdaptHealth, LLC 6.125% 8/1/2028[6]		160	139
AdaptHealth, LLC 4.625% 8/1/2029[6]		225	180
Amgen, Inc. 5.25% 3/2/2030		2,638	2,645
Amgen, Inc. 5.25% 3/2/2033		1,243	1,245
Amgen, Inc. 5.60% 3/2/2043		1,500	1,506
Amgen, Inc. 5.65% 3/2/2053		878	890
Amgen, Inc. 4.40% 2/22/2062		1,697	1,394
Amgen, Inc. 5.75% 3/2/2063		1,500	1,523
AstraZeneca Finance, LLC 1.20% 5/28/2026		3,786	3,418
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,871	1,622
AstraZeneca Finance, LLC 2.25% 5/28/2031		742	626
AstraZeneca PLC 3.375% 11/16/2025		1,140	1,096
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]		6,275	5,553
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]		7,450	4,443
Baxter International, Inc. 1.322% 11/29/2024		7,109	6,673
Baxter International, Inc. 1.915% 2/1/2027		4,739	4,212
Baxter International, Inc. 2.272% 12/1/2028		3,180	2,727
Bayer US Finance II, LLC 3.875% 12/15/2023[6]		1,685	1,669
Becton, Dickinson and Company 3.363% 6/6/2024		198	194
Boston Scientific Corp. 3.45% 3/1/2024		313	308
Centene Corp. 4.25% 12/15/2027		565	529
Centene Corp. 2.45% 7/15/2028		1,325	1,134
Centene Corp. 4.625% 12/15/2029		1,265	1,166
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]		1,960	1,729
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[6]		3,675	2,899
CVS Health Corp. 5.00% 1/30/2029		3,831	3,796
CVS Health Corp. 5.30% 6/1/2033		4,018	4,014
CVS Health Corp. 5.875% 6/1/2053		1,250	1,283
Elevance Health, Inc. 2.375% 1/15/2025		818	778
Elevance Health, Inc. 4.90% 2/8/2026		1,417	1,394
Elevance Health, Inc. 4.75% 2/15/2033		811	788
Elevance Health, Inc. 5.125% 2/15/2053		344	334
Eli Lilly and Co. 3.375% 3/15/2029		1,353	1,272
Eli Lilly and Co. 4.70% 2/27/2033		1,543	1,564
Eli Lilly and Co. 4.875% 2/27/2053		447	459
HCA, Inc. 3.375% 3/15/2029[6]		804	715
HCA, Inc. 3.50% 9/1/2030		4,050	3,552
HCA, Inc. 3.625% 3/15/2032[6]		1,000	868
HCA, Inc. 4.375% 3/15/2042[6]		1,500	1,244
HCA, Inc. 4.625% 3/15/2052[6]		1,450	1,193
Jazz Securities DAC 4.375% 1/15/2029[6]		1,975	1,764
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		2,213	2,161
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		4,000	3,922
Merck & Co., Inc. 1.90% 12/10/2028		600	524
Merck & Co., Inc. 2.75% 12/10/2051		1,103	762
Molina Healthcare, Inc. 3.875% 11/15/2030[6]		2,899	2,494
Molina Healthcare, Inc. 3.875% 5/15/2032[6]		3,855	3,237
Novant Health, Inc. 3.168% 11/1/2051		3,750	2,695
Novartis Capital Corp. 1.75% 2/14/2025		1,250	1,186
Novartis Capital Corp. 2.00% 2/14/2027		2,386	2,188
Owens & Minor, Inc. 4.375% 12/15/2024		5,615	5,452
Owens & Minor, Inc. 4.50% 3/31/2029[6]		5,065	4,211
Owens & Minor, Inc. 6.625% 4/1/2030[6]		1,495	1,358
Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]		9,648	7,144
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		4,000	3,933
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		4,000	3,954
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		1,503	1,498
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		3,000	3,009
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,039	1,081

124	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer, Inc. 2.95% 3/15/2024	USD	219	$215
Radiology Partners, Inc., Term Loan,
(1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[9,12]		487	368
RP Escrow Issuer, LLC 5.25% 12/15/2025[6]		2,080	1,537
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023		1,365	1,356
Summa Health 3.511% 11/15/2051		1,655	1,176
Tenet Healthcare Corp. 4.875% 1/1/2026		11,225	10,944
Tenet Healthcare Corp. 4.25% 6/1/2029		2,060	1,863
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		4,253	4,229
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		17,790	15,963
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		7,495	6,807
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		3,550	2,339
The Cigna Group 3.75% 7/15/2023		245	245
UnitedHealth Group, Inc. 1.15% 5/15/2026		2,610	2,361
UnitedHealth Group, Inc. 5.30% 2/15/2030		2,500	2,563
UnitedHealth Group, Inc. 2.00% 5/15/2030		974	820
UnitedHealth Group, Inc. 4.20% 5/15/2032		767	733
UnitedHealth Group, Inc. 3.05% 5/15/2041		3,875	2,999
UnitedHealth Group, Inc. 3.25% 5/15/2051		2,504	1,870
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,250	1,187
			186,473

Energy 0.65%
Antero Midstream Partners, LP 5.375% 6/15/2029[6]		2,170	2,018
Antero Resources Corp. 7.625% 2/1/2029[6]		955	970
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]		2,000	1,938
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]		1,270	1,134
BP Capital Markets America, Inc. 2.772% 11/10/2050		681	451
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		961	895
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,559	1,392
Cheniere Energy, Inc. 4.625% 10/15/2028		4,645	4,342
Chesapeake Energy Corp. 4.875% 4/15/2022[13]		7,225	163
Chesapeake Energy Corp. 5.50% 2/1/2026[6]		685	668
Chesapeake Energy Corp. 5.875% 2/1/2029[6]		2,240	2,130
Chord Energy Corp. 6.375% 6/1/2026[6]		1,945	1,930
Civitas Resources, Inc. 5.00% 10/15/2026[6]		480	453
Civitas Resources, Inc. 8.375% 7/1/2028[6]		1,705	1,726
CNX Midstream Partners, LP 4.75% 4/15/2030[6]		1,055	896
CNX Resources Corp. 7.25% 3/14/2027[6]		1,725	1,709
CNX Resources Corp. 6.00% 1/15/2029[6]		2,675	2,482
CNX Resources Corp. 7.375% 1/15/2031[6]		553	539
Comstock Resources, Inc. 5.875% 1/15/2030[6]		450	391
ConocoPhillips Co. 3.80% 3/15/2052		2,000	1,622
ConocoPhillips Co. 5.30% 5/15/2053		1,015	1,033
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,6]		1,121	1,120
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[14]		441	261
Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]		4,265	4,327
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,9,14]		204	197
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[14]		185	178
Diamondback Energy, Inc. 6.25% 3/15/2053		500	506
DT Midstream, Inc. 4.375% 6/15/2031[6]		1,680	1,449
Enbridge Energy Partners, LP 7.50% 4/15/2038		300	338
Enbridge, Inc. 4.00% 10/1/2023		278	277
Enbridge, Inc. 2.50% 1/15/2025		300	285
Enbridge, Inc. 3.70% 7/15/2027		62	59
Energy Transfer, LP 4.50% 4/15/2024		1,210	1,196
Energy Transfer, LP 4.75% 1/15/2026		2,494	2,439
Energy Transfer, LP 5.00% 5/15/2050		1,869	1,580
Enterprise Products Operating, LLC 5.05% 1/10/2026		3,519	3,514
Enterprise Products Operating, LLC 5.35% 1/31/2033		1,498	1,524

American Funds Insurance Series	125

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.90% 5/15/2046	USD	500	$461
EQM Midstream Partners, LP 4.125% 12/1/2026		686	639
EQM Midstream Partners, LP 6.50% 7/1/2027[6]		1,690	1,669
EQM Midstream Partners, LP 5.50% 7/15/2028		3,088	2,925
EQM Midstream Partners, LP 7.50% 6/1/2030[6]		642	650
EQM Midstream Partners, LP 4.75% 1/15/2031[6]		1,635	1,434
Equinor ASA 3.25% 11/10/2024		2,850	2,768
Equinor ASA 3.00% 4/6/2027		4,000	3,746
Equinor ASA 3.625% 9/10/2028		3,685	3,519
Equinor ASA 4.25% 11/23/2041		2,000	1,801
Exxon Mobil Corp. 2.019% 8/16/2024		643	620
Exxon Mobil Corp. 2.44% 8/16/2029		1,963	1,744
Exxon Mobil Corp. 3.452% 4/15/2051		1,000	778
Genesis Energy, LP 6.50% 10/1/2025		4,280	4,220
Genesis Energy, LP 6.25% 5/15/2026		1,805	1,717
Genesis Energy, LP 8.00% 1/15/2027		4,612	4,502
Genesis Energy, LP 7.75% 2/1/2028		470	448
Genesis Energy, LP 8.875% 4/15/2030		394	385
Halliburton Co. 3.80% 11/15/2025		6	6
Harvest Midstream I, LP 7.50% 9/1/2028[6]		850	844
Hess Midstream Operations, LP 5.125% 6/15/2028[6]		2,155	2,019
Hess Midstream Operations, LP 4.25% 2/15/2030[6]		960	839
Hess Midstream Operations, LP 5.50% 10/15/2030[6]		400	370
Hilcorp Energy I, LP 6.00% 4/15/2030[6]		350	319
Hilcorp Energy I, LP 6.00% 2/1/2031[6]		460	412
Holly Energy Partners, LP 6.375% 4/15/2027[6]		545	539
Jonah Energy, LLC 12.00% 11/5/2025[2]		707	707
Kinder Morgan, Inc. 5.20% 6/1/2033		803	779
Kinder Morgan, Inc. 5.45% 8/1/2052		1,238	1,132
Marathon Oil Corp. 4.40% 7/15/2027		1,005	959
MPLX, LP 4.125% 3/1/2027		500	479
MPLX, LP 2.65% 8/15/2030		4,273	3,577
MPLX, LP 4.50% 4/15/2038		750	646
MPLX, LP 4.70% 4/15/2048		1,101	905
New Fortress Energy, Inc. 6.75% 9/15/2025[6]		1,065	1,000
New Fortress Energy, Inc. 6.50% 9/30/2026[6]		3,410	3,055
NGL Energy Operating, LLC 7.50% 2/1/2026[6]		14,165	13,966
NGL Energy Partners, LP 6.125% 3/1/2025		3,922	3,770
Noble Finance II, LLC 8.00% 4/15/2030[6]		175	178
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]		605	595
Parkland Corp. 4.625% 5/1/2030[6]		1,035	898
Petroleos Mexicanos 6.875% 10/16/2025		3,755	3,610
Petroleos Mexicanos 5.35% 2/12/2028		1,870	1,541
Petroleos Mexicanos 6.75% 9/21/2047		1,996	1,255
Pioneer Natural Resources Co. 2.15% 1/15/2031		1,669	1,367
Plains All American Pipeline, LP 3.80% 9/15/2030		113	100
Range Resources Corp. 8.25% 1/15/2029		900	938
Range Resources Corp. 4.75% 2/15/2030[6]		1,670	1,498
Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]		2,689	2,463
Southwestern Energy Co. 8.375% 9/15/2028		395	412
Southwestern Energy Co. 5.375% 2/1/2029		1,355	1,277
Southwestern Energy Co. 5.375% 3/15/2030		1,945	1,817
Southwestern Energy Co. 4.75% 2/1/2032		960	847
Sunoco, LP 4.50% 5/15/2029		1,050	933
Sunoco, LP 4.50% 4/30/2030		1,255	1,099
Targa Resources Partners, LP 5.50% 3/1/2030		2,260	2,177
TotalEnergies Capital International SA 2.986% 6/29/2041		88	67
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		1,090	1,041
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		598	556
TransCanada Pipelines, Ltd. 4.75% 5/15/2038		2,000	1,789
TransCanada Pipelines, Ltd. 4.875% 5/15/2048		700	628

126	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Valero Energy Corp. 4.00% 4/1/2029	USD	4,000	$3,777
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]		840	724
Venture Global LNG, Inc. 8.375% 6/1/2031[6]		3,905	3,942
Weatherford International, Ltd. 6.50% 9/15/2028[6]		2,380	2,392
Weatherford International, Ltd. 8.625% 4/30/2030[6]		7,825	7,952
Williams Companies, Inc. 3.50% 11/15/2030		1,094	979
			165,333

Consumer discretionary 0.61%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		501	408
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	708
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	168
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]		1,660	1,407
Amazon.com, Inc. 2.70% 6/3/2060		2,765	1,781
American Honda Finance Corp. 3.50% 2/15/2028		750	706
Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]		2,115	1,880
Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]		1,065	897
BMW US Capital, LLC 2.25% 9/15/2023[6]		300	298
Caesars Entertainment, Inc. 6.25% 7/1/2025[6]		2,815	2,804
Carnival Corp. 4.00% 8/1/2028[6]		3,875	3,439
Carnival Corp. 6.00% 5/1/2029[6]		375	335
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]		2,437	2,419
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]		2,000	1,925
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]		1,783	1,775
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]		2,400	2,144
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		450	426
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]		604	599
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]		1,350	1,170
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]		3,580	3,145
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]		1,790	1,525
Ford Motor Credit Co., LLC 5.125% 6/16/2025		3,855	3,753
Ford Motor Credit Co., LLC 6.95% 3/6/2026		5,165	5,197
Ford Motor Credit Co., LLC 4.542% 8/1/2026		2,455	2,310
Ford Motor Credit Co., LLC 2.70% 8/10/2026		2,110	1,886
Ford Motor Credit Co., LLC 6.80% 5/12/2028		1,350	1,353
Gap, Inc. 3.625% 10/1/2029[6]		486	344
Gap, Inc. 3.875% 10/1/2031[6]		323	222
General Motors Financial Co., Inc. 5.40% 4/6/2026		7,750	7,664
General Motors Financial Co., Inc. 2.35% 2/26/2027		783	698
Hanesbrands, Inc. 4.875% 5/15/2026[6]		2,700	2,524
Hanesbrands, Inc. 9.00% 2/15/2031[6]		370	373
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]		1,885	1,639
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]		3,580	3,180
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,569
Home Depot, Inc. 3.90% 12/6/2028		825	799
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,069
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,442
Home Depot, Inc. 4.25% 4/1/2046		2,000	1,775
Home Depot, Inc. 4.50% 12/6/2048		428	397
Hyundai Capital America 1.00% 9/17/2024[6]		3,025	2,846
Hyundai Capital America 1.50% 6/15/2026[6]		850	753
Hyundai Capital America 1.65% 9/17/2026[6]		3,075	2,711
Hyundai Capital America 2.375% 10/15/2027[6]		2,579	2,258
Hyundai Capital America 2.10% 9/15/2028[6]		3,075	2,580
International Game Technology PLC 6.50% 2/15/2025[6]		1,344	1,345
International Game Technology PLC 5.25% 1/15/2029[6]		5,490	5,205
KB Home 7.25% 7/15/2030		1,295	1,313
Kontoor Brands, Inc. 4.125% 11/15/2029[6]		910	761
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]		590	506
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]		775	739

American Funds Insurance Series	127

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Lithia Motors, Inc. 3.875% 6/1/2029[6]	USD	2,900	$2,523
Lithia Motors, Inc. 4.375% 1/15/2031[6]		1,025	886
Marriott International, Inc. 4.90% 4/15/2029		1,207	1,175
Marriott International, Inc. 2.75% 10/15/2033		2,500	1,989
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]		620	536
McDonald’s Corp. 4.60% 9/9/2032		1,275	1,263
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[6]		1,710	1,513
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]		1,500	1,501
NCL Corp., Ltd. 5.875% 2/15/2027[6]		2,450	2,387
NCL Corp., Ltd. 7.75% 2/15/2029[6]		1,375	1,307
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]		1,345	1,253
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[6,9,13]		780	86
Party City Holdings, Inc. 8.75% 2/15/2026[6,13]		3,440	533
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[9,12]		732	758
Penske Automotive Group, Inc. 3.75% 6/15/2029		1,375	1,189
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]		3,120	2,867
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]		3,520	3,295
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		650	607
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]		1,408	1,479
Sally Holdings, LLC 5.625% 12/1/2025		2,705	2,670
Sands China, Ltd. 5.625% 8/8/2025		1,302	1,271
Sands China, Ltd. 2.80% 3/8/2027		2,075	1,802
Scientific Games International, Inc. 7.00% 5/15/2028[6]		750	747
Scientific Games International, Inc. 7.25% 11/15/2029[6]		2,240	2,245
Sonic Automotive, Inc. 4.625% 11/15/2029[6]		3,035	2,545
Sonic Automotive, Inc. 4.875% 11/15/2031[6]		1,325	1,089
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]		2,200	1,929
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]		2,500	2,523
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		2,150	1,719
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]		2,000	2,043
Tempur Sealy International, Inc. 4.00% 4/15/2029[6]		850	737
Toyota Motor Credit Corp. 0.80% 1/9/2026		429	386
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,500	2,259
Travel + Leisure Co. 4.50% 12/1/2029[6]		2,100	1,789
Travel + Leisure Co. 4.625% 3/1/2030[6]		1,300	1,101
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]		3,770	3,748
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]		3,845	3,750
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]		2,255	2,061
			154,731

Communication services 0.58%
Alphabet, Inc. 1.998% 8/15/2026		500	463
Alphabet, Inc. 1.90% 8/15/2040		375	259
Alphabet, Inc. 2.25% 8/15/2060		265	161
AT&T, Inc. 5.40% 2/15/2034		7,076	7,092
AT&T, Inc. 3.50% 9/15/2053		5,140	3,642
CCO Holdings, LLC 4.75% 3/1/2030[6]		2,500	2,140
CCO Holdings, LLC 4.50% 8/15/2030[6]		3,500	2,918
CCO Holdings, LLC 4.25% 2/1/2031[6]		3,875	3,138
CCO Holdings, LLC 4.75% 2/1/2032[6]		2,150	1,756
CCO Holdings, LLC 4.50% 5/1/2032		2,710	2,167
Charter Communications Operating, LLC 4.908% 7/23/2025		500	491
Comcast Corp. 2.35% 1/15/2027		4,000	3,675
Comcast Corp. 4.80% 5/15/2033		2,416	2,392
Comcast Corp. 2.887% 11/1/2051		2,571	1,725
Comcast Corp. 5.35% 5/15/2053		1,490	1,514
CSC Holdings, LLC 3.375% 2/15/2031[6]		1,875	1,271
DIRECTV Financing, LLC 5.875% 8/15/2027[6]		3,655	3,314
DISH DBS Corp. 5.875% 11/15/2024		1,368	1,198
DISH Network Corp. 11.75% 11/15/2027[6]		4,600	4,494

128	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Embarq Corp. 7.995% 6/1/2036	USD	7,384	$4,473
Fox Corp. 4.03% 1/25/2024		1,120	1,109
Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]		1,565	1,438
Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]		6,210	5,364
Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]		4,400	3,418
Frontier Communications Holdings, LLC 5.875% 11/1/2029		1,850	1,352
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]		1,900	1,399
Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]		1,100	1,076
Gray Escrow II, Inc. 5.375% 11/15/2031[6]		4,275	2,838
Gray Television, Inc. 5.875% 7/15/2026[6]		675	606
Gray Television, Inc. 4.75% 10/15/2030[6]		850	577
Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]		2,891	2,639
Ligado Networks, LLC 15.50% PIK 11/1/2023[6,14]		5,837	2,247
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[2,12,14]		359	341
Live Nation Entertainment, Inc. 3.75% 1/15/2028[6]		1,350	1,208
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]		3,205	2,746
Netflix, Inc. 4.875% 4/15/2028		1,250	1,238
Netflix, Inc. 5.875% 11/15/2028		2,175	2,252
Netflix, Inc. 6.375% 5/15/2029		50	53
Netflix, Inc. 5.375% 11/15/2029[6]		25	25
News Corp. 3.875% 5/15/2029[6]		875	769
News Corp. 5.125% 2/15/2032[6]		550	502
Nexstar Media, Inc. 4.75% 11/1/2028[6]		3,950	3,431
SBA Tower Trust 1.631% 11/15/2026[6]		8,707	7,521
Scripps Escrow II, Inc. 3.875% 1/15/2029[6]		2,325	1,880
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]		3,575	3,110
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]		950	777
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]		1,975	1,529
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		123	121
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,438	2,235
Tencent Holdings, Ltd. 2.39% 6/3/2030		566	471
T-Mobile USA, Inc. 1.50% 2/15/2026		500	452
T-Mobile USA, Inc. 2.05% 2/15/2028		325	282
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,889
T-Mobile USA, Inc. 4.80% 7/15/2028		4,000	3,919
T-Mobile USA, Inc. 5.05% 7/15/2033		4,000	3,929
T-Mobile USA, Inc. 5.75% 1/15/2054		2,000	2,067
Univision Communications, Inc. 6.625% 6/1/2027[6]		5,800	5,615
Univision Communications, Inc. 4.50% 5/1/2029[6]		3,475	2,989
Univision Communications, Inc. 7.375% 6/30/2030[6]		225	215
Verizon Communications, Inc. 2.875% 11/20/2050		2,453	1,600
Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]		2,115	1,775
VMED O2 UK Financing I PLC 4.25% 1/31/2031[6]		4,525	3,663
VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]		225	187
Vodafone Group PLC 4.25% 9/17/2050		4,350	3,495
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,807	3,674
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,018	950
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		1,435	1,312
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		1,754	1,556
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		500	422
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		1,500	1,222
Ziggo Bond Co. BV 5.125% 2/28/2030[6]		1,775	1,346
Ziggo BV 4.875% 1/15/2030[6]		725	602
			145,716

Industrials 0.55%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]		1,005	997
Allison Transmission, Inc. 3.75% 1/30/2031[6]		3,445	2,913
Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]		1,025	970
Avis Budget Car Rental, LLC 5.375% 3/1/2029[6]		2,450	2,275

American Funds Insurance Series	129

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	USD	1,587	$1,540
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[6]		1,126	1,050
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]		1,975	1,847
Boeing Co. 4.875% 5/1/2025		1,052	1,037
Boeing Co. 3.10% 5/1/2026		251	236
Boeing Co. 3.25% 2/1/2028		2,000	1,838
Boeing Co. 5.15% 5/1/2030		1,100	1,090
Boeing Co. 3.60% 5/1/2034		2,500	2,129
Boeing Co. 5.805% 5/1/2050		2,500	2,493
Bombardier, Inc. 7.125% 6/15/2026[6]		4,100	4,077
Bombardier, Inc. 7.875% 4/15/2027[6]		8,070	8,061
BWX Technologies, Inc. 4.125% 4/15/2029[6]		1,025	927
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,245
Canadian Pacific Railway Co. 3.10% 12/2/2051		829	589
Chart Industries, Inc. 7.50% 1/1/2030[6]		1,347	1,376
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]		590	524
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]		520	462
CoreLogic, Inc. 4.50% 5/1/2028[6]		6,075	4,905
Covanta Holding Corp. 4.875% 12/1/2029[6]		1,035	897
CSX Corp. 4.25% 3/15/2029		1,062	1,029
CSX Corp. 2.50% 5/15/2051		1,125	717
Honeywell International, Inc. 2.30% 8/15/2024		2,640	2,552
Honeywell International, Inc. 1.35% 6/1/2025		5,947	5,551
Honeywell International, Inc. 2.70% 8/15/2029		1,470	1,309
Icahn Enterprises, LP 4.75% 9/15/2024		2,090	1,999
Icahn Enterprises, LP 5.25% 5/15/2027		1,185	1,023
Icahn Enterprises, LP 4.375% 2/1/2029		1,525	1,200
KKR Apple Bidco, LLC, Term Loan B,
(1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[9,12]		733	732
Lockheed Martin Corp. 5.10% 11/15/2027		951	968
Lockheed Martin Corp. 4.45% 5/15/2028		2,906	2,867
Lockheed Martin Corp. 5.25% 1/15/2033		4,742	4,914
Lockheed Martin Corp. 4.75% 2/15/2034		7,750	7,736
Lockheed Martin Corp. 5.70% 11/15/2054		1,849	2,055
LSC Communications, Inc. 8.75% 10/15/2023[2,6,13]		4,063	12
Masco Corp. 1.50% 2/15/2028		774	660
Masco Corp. 2.00% 2/15/2031		497	392
Masco Corp. 3.125% 2/15/2051		230	145
MasTec, Inc. 4.50% 8/15/2028[6]		1,425	1,315
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]		1,760	1,766
Norfolk Southern Corp. 4.45% 3/1/2033		654	626
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,903
Northrop Grumman Corp. 2.93% 1/15/2025		1,820	1,750
Northrop Grumman Corp. 3.25% 1/15/2028		3,495	3,262
Otis Worldwide Corp. 2.293% 4/5/2027		2,135	1,938
Raytheon Technologies Corp. 3.65% 8/16/2023		52	52
Raytheon Technologies Corp. 3.95% 8/16/2025		3,155	3,092
Raytheon Technologies Corp. 5.00% 2/27/2026		779	778
Raytheon Technologies Corp. 4.125% 11/16/2028		1,075	1,036
Raytheon Technologies Corp. 5.15% 2/27/2033		2,669	2,707
Raytheon Technologies Corp. 5.375% 2/27/2053		3,950	4,106
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]		311	323
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]		195	175
Rolls-Royce PLC 5.75% 10/15/2027[6]		1,940	1,899
Sabre GLBL, Inc. 9.25% 4/15/2025[6]		379	354
Sabre GLBL, Inc. 7.375% 9/1/2025[6]		946	841
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[6]		3,887	3,515
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[6]		3,700	3,216
SkyMiles IP, Ltd. 4.75% 10/20/2028[6]		1,950	1,894
Spirit AeroSystems, Inc. 7.50% 4/15/2025[6]		650	643
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]		507	543

130	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
The Brink’s Co. 4.625% 10/15/2027[6]	USD	2,385	$2,216
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]		2,000	1,850
TransDigm, Inc. 6.25% 3/15/2026[6]		3,476	3,462
TransDigm, Inc. 5.50% 11/15/2027		2,200	2,078
Triumph Group, Inc. 7.75% 8/15/2025		2,375	2,312
Triumph Group, Inc. 9.00% 3/15/2028[6]		1,347	1,377
Union Pacific Corp. 2.40% 2/5/2030		2,414	2,100
Union Pacific Corp. 2.95% 3/10/2052		1,000	695
Union Pacific Corp. 3.839% 3/20/2060		546	435
Union Pacific Corp. 3.799% 4/6/2071		545	417
United Airlines, Inc. 4.375% 4/15/2026[6]		975	927
United Airlines, Inc. 4.625% 4/15/2029[6]		2,225	2,029
United Rentals (North America), Inc. 3.875% 2/15/2031		2,050	1,777
XPO, Inc. 7.125% 6/1/2031[6]		800	807
			139,555

Materials 0.39%
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]		1,175	1,051
Anglo American Capital PLC 2.25% 3/17/2028[6]		484	416
Anglo American Capital PLC 2.625% 9/10/2030[6]		2,500	2,064
Anglo American Capital PLC 3.95% 9/10/2050[6]		1,281	952
ATI, Inc. 4.875% 10/1/2029		710	641
ATI, Inc. 5.125% 10/1/2031		1,110	991
Avient Corp. 7.125% 8/1/2030[6]		855	865
Ball Corp. 6.875% 3/15/2028		1,415	1,444
Ball Corp. 3.125% 9/15/2031		3,520	2,900
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		1,610	1,604
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]		935	762
Celanese US Holdings, LLC 6.165% 7/15/2027		3,500	3,484
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		9,000	8,793
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]		1,525	1,375
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]		1,775	1,712
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]		775	682
CVR Partners, LP 6.125% 6/15/2028[6]		745	649
Dow Chemical Co. (The) 3.60% 11/15/2050		1,328	990
First Quantum Minerals, Ltd. 7.50% 4/1/2025[6]		9,004	9,005
First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]		4,400	4,337
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]		4,240	4,143
FXI Holdings, Inc. 12.25% 11/15/2026[6]		4,517	4,099
FXI Holdings, Inc. 12.25% 11/15/2026[6]		2,181	1,968
Glencore Funding, LLC 4.125% 3/12/2024[6]		945	934
INEOS Finance PLC 6.75% 5/15/2028[6]		1,985	1,909
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]		5,400	4,558
Kaiser Aluminum Corp. 4.625% 3/1/2028[6]		2,495	2,186
Linde, Inc. 1.10% 8/10/2030		2,938	2,338
LSB Industries, Inc. 6.25% 10/15/2028[6]		860	769
LYB International Finance III, LLC 2.25% 10/1/2030		1,198	982
LYB International Finance III, LLC 4.20% 5/1/2050		1,186	906
LYB International Finance III, LLC 3.625% 4/1/2051		2,537	1,758
Methanex Corp. 5.125% 10/15/2027		6,305	5,876
Mineral Resources, Ltd. 8.50% 5/1/2030[6]		1,525	1,533
Mosaic Co. 4.05% 11/15/2027		1,050	1,001
Nova Chemicals Corp. 4.25% 5/15/2029[6]		1,875	1,532
Novelis Corp. 3.875% 8/15/2031[6]		1,115	919
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]		3,485	3,117
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]		1,230	1,032
Sherwin-Williams Co. 3.125% 6/1/2024		275	269
Sherwin-Williams Co. 3.80% 8/15/2049		5,208	4,031
South32 Treasury, Ltd. 4.35% 4/14/2032[6]		1,527	1,341
SPCM SA 3.375% 3/15/2030[6]		600	500

American Funds Insurance Series	131

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Venator Finance SARL 9.50% 7/1/2025[6,13]	USD	1,825	$1,396
Venator Finance SARL 5.75% 7/15/2025[6,13]		5,845	139
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[9,12]		486	501
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]		3,400	3,418
Westlake Corp. 4.375% 11/15/2047		500	393

			98,265

Real estate 0.32%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		315	301
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,220	1,138
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,940	1,643
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,320	1,132
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		4,095	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		410	345
American Tower Corp. 1.45% 9/15/2026		2,369	2,086
American Tower Corp. 3.55% 7/15/2027		1,425	1,322
American Tower Corp. 3.60% 1/15/2028		1,000	922
American Tower Corp. 1.50% 1/31/2028		2,500	2,100
American Tower Corp. 2.30% 9/15/2031		1,500	1,195
American Tower Corp. 2.95% 1/15/2051		2,000	1,264
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]		2,260	1,694
Boston Properties, LP 6.50% 1/15/2034		2,223	2,239
Essex Portfolio, LP 3.875% 5/1/2024		1,000	982
Essex Portfolio, LP 3.50% 4/1/2025		6,825	6,546
Extra Space Storage, LP 2.35% 3/15/2032		1,385	1,084
GLP Capital, LP 3.35% 9/1/2024		1,263	1,220
Host Hotels & Resorts, LP 4.50% 2/1/2026		355	344
Howard Hughes Corp. 5.375% 8/1/2028[6]		1,450	1,293
Howard Hughes Corp. 4.125% 2/1/2029[6]		1,860	1,541
Howard Hughes Corp. 4.375% 2/1/2031[6]		2,690	2,149
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,401	1,842
Iron Mountain, Inc. 5.25% 7/15/2030[6]		3,785	3,414
Iron Mountain, Inc. 4.50% 2/15/2031[6]		2,650	2,279
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,780	2,201
Kennedy-Wilson, Inc. 4.75% 2/1/2030		1,990	1,503
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,260	1,693
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]		3,842	3,342
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]		50	41
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]		2,280	1,967
Prologis, LP 4.875% 6/15/2028		2,357	2,338
Prologis, LP 4.75% 6/15/2033		4,359	4,262
Prologis, LP 5.125% 1/15/2034		2,000	1,987
Prologis, LP 5.25% 6/15/2053		1,365	1,343
Public Storage 1.85% 5/1/2028		2,490	2,164
Public Storage 1.95% 11/9/2028		2,027	1,740
Public Storage 2.30% 5/1/2031		719	599
RHP Hotel Properties, LP 4.50% 2/15/2029[6]		1,300	1,152
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]		1,240	1,040
Scentre Group Trust 1 3.50% 2/12/2025[6]		3,075	2,952
Scentre Group Trust 1 3.25% 10/28/2025[6]		1,000	941
Scentre Group Trust 1 3.75% 3/23/2027[6]		2,430	2,285
Service Properties Trust 4.35% 10/1/2024		1,000	964
Service Properties Trust 4.50% 3/15/2025		1,385	1,310
Sun Communities Operating, LP 2.30% 11/1/2028		1,845	1,553
Sun Communities Operating, LP 2.70% 7/15/2031		876	693
UDR, Inc. 2.95% 9/1/2026		760	695
			81,837

132	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.30%
7-Eleven, Inc. 0.80% 2/10/2024[6]	USD	1,700	$1,648
7-Eleven, Inc. 0.95% 2/10/2026[6]		825	737
7-Eleven, Inc. 1.30% 2/10/2028[6]		2,500	2,114
Albertsons Companies, Inc. 3.50% 3/15/2029[6]		1,230	1,066
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		845	818
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040		2,500	2,302
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		1,500	1,394
BAT Capital Corp. 3.222% 8/15/2024		2,826	2,743
BAT Capital Corp. 3.215% 9/6/2026		3,323	3,090
BAT Capital Corp. 4.54% 8/15/2047		940	693
Central Garden & Pet Co. 4.125% 4/30/2031[6]		1,395	1,152
Coca-Cola Co. 1.00% 3/15/2028		940	808
Conagra Brands, Inc. 1.375% 11/1/2027		4,615	3,912
Constellation Brands, Inc. 3.60% 2/15/2028		625	586
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,216
Coty, Inc. 4.75% 1/15/2029[6]		1,680	1,551
Imperial Brands Finance PLC 6.125% 7/27/2027[6]		845	847
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]		2,990	2,739
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]		2,210	1,977
Nestle Holdings, Inc. 4.85% 3/14/2033[6]		5,750	5,872
PepsiCo, Inc. 2.625% 10/21/2041		5,000	3,776
PepsiCo, Inc. 3.625% 3/19/2050		777	661
PepsiCo, Inc. 2.75% 10/21/2051		1,723	1,238
Philip Morris International, Inc. 2.875% 5/1/2024		788	772
Philip Morris International, Inc. 3.25% 11/10/2024		2,000	1,943
Philip Morris International, Inc. 4.875% 2/13/2026		7,002	6,955
Philip Morris International, Inc. 0.875% 5/1/2026		2,990	2,668
Philip Morris International, Inc. 5.125% 11/17/2027		3,073	3,085
Philip Morris International, Inc. 4.875% 2/15/2028		6,000	5,913
Philip Morris International, Inc. 5.625% 11/17/2029		1,482	1,511
Philip Morris International, Inc. 5.125% 2/15/2030		4,166	4,123
Post Holdings, Inc. 4.625% 4/15/2030[6]		2,886	2,532
Prestige Brands, Inc. 3.75% 4/1/2031[6]		1,115	925
Reynolds American, Inc. 5.85% 8/15/2045		2,030	1,808
Simmons Foods, Inc. 4.625% 3/1/2029[6]		560	449
			75,624

Utilities 0.25%
Ameren Corp. 2.50% 9/15/2024		969	929
Calpine Corp. 3.75% 3/1/2031[6]		1,975	1,602
Commonwealth Edison Co. 4.35% 11/15/2045		1,085	950
Commonwealth Edison Co. 3.85% 3/15/2052		2,600	2,084
Duke Energy Carolinas, LLC 3.95% 11/15/2028		900	860
Duke Energy Corp. 4.50% 8/15/2032		2,000	1,886
Duke Energy Corp. 3.50% 6/15/2051		2,000	1,451
Duke Energy Florida, LLC 3.20% 1/15/2027		1,445	1,370
Duke Energy Indiana, LLC 3.25% 10/1/2049		1,225	879
Duke Energy Progress, LLC 3.70% 10/15/2046		457	357
Duke Energy Progress, LLC 2.50% 8/15/2050		202	126
Duke Energy Progress, LLC 2.90% 8/15/2051		91	61
Edison International 3.55% 11/15/2024		2,200	2,127
EDP Finance BV 3.625% 7/15/2024[6]		4,100	3,996
Electricité de France SA 6.25% 5/23/2033[6]		1,275	1,297
Electricité de France SA 4.75% 10/13/2035[6]		1,250	1,101
Electricité de France SA 4.875% 9/21/2038[6]		2,750	2,313
Electricité de France SA 5.60% 1/27/2040		525	483
Electricité de France SA 6.90% 5/23/2053[6]		650	674
Electricité de France SA 9.125% 12/31/2079
(5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,11]		1,475	1,516

American Funds Insurance Series	133

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD	320	$303
Enel Américas SA 4.00% 10/25/2026		245	236
Entergy Corp. 2.80% 6/15/2030		3,325	2,823
Eversource Energy 3.80% 12/1/2023		2,730	2,711
FirstEnergy Corp. 3.40% 3/1/2050		2,250	1,553
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]		675	595
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		650	653
Pacific Gas and Electric Co. 2.10% 8/1/2027		125	107
Pacific Gas and Electric Co. 2.50% 2/1/2031		2,941	2,305
Pacific Gas and Electric Co. 3.30% 8/1/2040		100	67
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,250	797
PacifiCorp 4.125% 1/15/2049		4,000	3,107
PG&E Corp. 5.00% 7/1/2028		3,750	3,444
PG&E Corp. 5.25% 7/1/2030		3,400	3,051
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	432
Public Service Electric and Gas Co. 3.15% 1/1/2050		2,451	1,789
Southern California Edison Co. 2.85% 8/1/2029		4,450	3,893
Southern California Edison Co. 6.00% 1/15/2034		2,500	2,591
Southern California Edison Co. 5.75% 4/1/2035		675	686
Southern California Edison Co. 5.35% 7/15/2035		3,000	2,936
Southern California Edison Co. 4.00% 4/1/2047		264	210
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]		1,030	901
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,102
Xcel Energy, Inc. 2.60% 12/1/2029		1,131	967
			64,321

Information technology 0.25%
Adobe, Inc. 1.90% 2/1/2025		366	348
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[9,12]		651	627
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[9,12]		4,150	3,771
Analog Devices, Inc. 1.70% 10/1/2028		1,286	1,106
Analog Devices, Inc. 2.10% 10/1/2031		1,212	1,004
Analog Devices, Inc. 2.80% 10/1/2041		1,461	1,086
Analog Devices, Inc. 2.95% 10/1/2051		1,955	1,383
Broadcom, Inc. 1.95% 2/15/2028[6]		1,407	1,218
Broadcom, Inc. 2.60% 2/15/2033[6]		2,524	1,974
Broadcom, Inc. 3.469% 4/15/2034[6]		193	158
CommScope Technologies, LLC 6.00% 6/15/2025[6]		1,752	1,635
CommScope Technologies, LLC 5.00% 3/15/2027[6]		1,375	959
CommScope, Inc. 6.00% 3/1/2026[6]		3,600	3,359
CommScope, Inc. 8.25% 3/1/2027[6]		1,442	1,156
CommScope, Inc. 7.125% 7/1/2028[6]		1,633	1,162
Diebold Nixdorf, Inc. 9.375% 7/15/2025[6,13]		10,434	1,930
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[6,13,14]		7,984	120
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]		12,450	11,796
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]		7,926	7,509
Diebold Nixdorf, Inc., Term Loan,
(3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[9,12,13]		10,831	1,950
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[9,12]	EUR	1,336	1,381
Gartner, Inc. 4.50% 7/1/2028[6]	USD	650	608
Intuit, Inc. 0.95% 7/15/2025		1,530	1,398
Intuit, Inc. 1.35% 7/15/2027		1,395	1,223
Intuit, Inc. 1.65% 7/15/2030		1,845	1,498
Microsoft Corp. 2.921% 3/17/2052		4,814	3,585
NCR Corp. 5.125% 4/15/2029[6]		1,650	1,462
Oracle Corp. 3.60% 4/1/2050		2,794	1,998
Oracle Corp. 5.55% 2/6/2053		2,556	2,477
Synaptics, Inc. 4.00% 6/15/2029[6]		875	736

134	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Unisys Corp. 6.875% 11/1/2027[6]	USD	725	$523
Viavi Solutions, Inc. 3.75% 10/1/2029[6]		725	617
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,11]		1,005	965
			62,722
Total corporate bonds, notes & loans			1,541,055

U.S. Treasury bonds & notes 5.60%
U.S. Treasury 4.60%
U.S. Treasury 2.50% 5/15/2024		700	683
U.S. Treasury 2.50% 5/31/2024		100,000	97,399
U.S. Treasury 4.25% 9/30/2024		880	869
U.S. Treasury 1.00% 12/15/2024		10,725	10,096
U.S. Treasury 4.625% 2/28/2025		65,500	64,999
U.S. Treasury 3.875% 4/30/2025		4,250	4,167
U.S. Treasury 4.25% 5/31/2025		5,505	5,436
U.S. Treasury 3.00% 7/15/2025		3,165	3,051
U.S. Treasury 0.375% 1/31/2026		45,000	40,405
U.S. Treasury 4.00% 2/15/2026		26,676	26,270
U.S. Treasury 0.50% 2/28/2026		42,515	38,195
U.S. Treasury 3.625% 5/15/2026		1,195	1,166
U.S. Treasury 0.75% 8/31/2026		52	46
U.S. Treasury 0.875% 9/30/2026		565	505
U.S. Treasury 1.125% 10/31/2026		471	423
U.S. Treasury 1.125% 2/28/2027		762	680
U.S. Treasury 2.375% 5/15/2027		880	820
U.S. Treasury 2.625% 5/31/2027		96,250	90,426
U.S. Treasury 0.50% 6/30/2027		36,300	31,294
U.S. Treasury 4.125% 9/30/2027		90,000	89,487
U.S. Treasury 0.625% 12/31/2027		7,109	6,074
U.S. Treasury 4.00% 2/29/2028		46,200	45,859
U.S. Treasury 3.625% 3/31/2028		10	10
U.S. Treasury 3.50% 4/30/2028		5,600	5,440
U.S. Treasury 2.875% 5/15/2028		5,217	4,922
U.S. Treasury 3.625% 5/31/2028		77,126	75,429
U.S. Treasury 1.25% 9/30/2028		3,142	2,720
U.S. Treasury 1.50% 11/30/2028		25,000	21,864
U.S. Treasury 1.375% 12/31/2028		10,900	9,453
U.S. Treasury 2.875% 4/30/2029		50,000	46,880
U.S. Treasury 1.50% 2/15/2030		26,651	22,822
U.S. Treasury 4.00% 2/28/2030		1,598	1,597
U.S. Treasury 0.625% 5/15/2030		20,225	16,201
U.S. Treasury 3.75% 5/31/2030		17,000	16,759
U.S. Treasury 2.875% 5/15/2032		50,000	46,337
U.S. Treasury 4.125% 11/15/2032		723	739
U.S. Treasury 3.50% 2/15/2033		29,540	28,756
U.S. Treasury 3.375% 5/15/2033		52,556	50,764
U.S. Treasury 1.125% 5/15/2040		37,775	24,494
U.S. Treasury 1.375% 11/15/2040[15]		27,695	18,533
U.S. Treasury 1.75% 8/15/2041		47,854	33,626
U.S. Treasury 2.00% 11/15/2041		1,181	865
U.S. Treasury 3.875% 5/15/2043		25,703	25,148
U.S. Treasury 2.50% 2/15/2046		3,755	2,890
U.S. Treasury 3.00% 5/15/2047		9,355	7,875
U.S. Treasury 3.00% 2/15/2048		336	283
U.S. Treasury 2.00% 2/15/2050		13,825	9,473
U.S. Treasury 1.375% 8/15/2050		12,500	7,261
U.S. Treasury 2.375% 5/15/2051		4,757	3,534
U.S. Treasury 2.00% 8/15/2051		1,356	923

American Funds Insurance Series	135

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2/15/2052[15]	USD	72,025	$52,000
U.S. Treasury 4.00% 11/15/2052[15]		8,369	8,587
U.S. Treasury 3.625% 2/15/2053[15]		61,360	58,826
			1,163,361

U.S. Treasury inflation-protected securities 1.00%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[16]		22,463	21,930
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[16]		100,487	96,971
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]		25,612	24,561
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]		4,732	4,531
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]		3,974	3,770
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]		8,325	7,787
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[16]		54,518	48,007
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[15,16]		51,228	44,087
			251,644
Total U.S. Treasury bonds & notes			1,415,005

Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,8]		640	617
Allegro CLO, Ltd., Series 2016-1A, Class AR2,
(3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[6,8,9]		1,816	1,804
Allegro CLO, Ltd., Series 2017-1A, Class AR,
(3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[6,8,9]		1,552	1,529
American Express Credit Account Master Trust, Series 2018-9, Class A,
(1-month USD-LIBOR + 0.38%) 5.573% 4/15/2026[8,9]		9,000	9,003
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[8]		12,228	11,863
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]		3,602	3,602
Ares CLO, Ltd., Series 2017-42A, Class AR,
(3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[6,8,9]		1,845	1,833
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[6,8]		557	556
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[6,8]		3,100	3,071
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,8]		539	489
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,8]		138	127
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,8]		11,617	10,221
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[6,8]		32,377	32,137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,8]		5,535	5,532
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[8]		6,633	6,605
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
(3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[6,8,9]		7,269	7,211
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[6,8]		434	405
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[8]		3,971	3,961
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,8]		4,677	3,896
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,8]		507	461
Cent CLO, Ltd., Series 2014-21A, Class AR,
(3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[6,8,9]		4,328	4,298
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,8]		5,140	4,618
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,8]		1,724	1,444
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,8]		6,034	5,235

136	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Asset-backed obligations (continued)
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5,
(1-month USD-LIBOR + 0.62%) 5.774% 4/22/2026[8,9]	USD	4,960	$4,969
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,8]		1,351	1,170
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,8]		5,034	4,367
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,8]		1,083	942
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,8]		1,501	1,282
Discover Card Execution Note Trust, Series 2018-A6, Class A6,
(1-month USD-LIBOR + 0.39%) 5.583% 3/15/2026[8,9]		11,400	11,400
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,8]		4,088	4,088
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[6,8]		3,766	3,756
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R,
(3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[6,8,9]		4,517	4,490
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,8]		325	283
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,8]		4,840	4,715
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,8]		3,195	3,127
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,8]		5,092	5,075
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[8]		664	664
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,8]		5,976	5,368
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,8]		2,869	2,867
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[6,8]		4,825	4,821
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[6,8]		6,000	5,924
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,8]		9,605	9,234
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,8]		8,861	8,344
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,8]		634	556
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,8]		255	226
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,8]		2,260	2,089
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,8]		9,517	8,466
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,8]		11,908	10,609
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,8]		3,780	3,247
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,8]		5,630	4,865
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,8]		446	378
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2,
(3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[6,8,9]		2,250	2,233
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,6,8]		5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,8]		8,452	7,924
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,8]		634	593
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,8]		405	377
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,8]		8,390	8,007
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,8]		5,565	4,858
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,8]		685	599
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,8]		429	371
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,8]		4,900	4,313
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,8]		4,960	4,635
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[8]		1,198	1,194
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]		1,141	1,134
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[6,8,9]		5,391	5,346
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[6,8,9]		1,916	1,904
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,8]		2,531	2,499
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,8]		3,475	3,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,8]		4,651	4,016
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,8]		5,552	4,771
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,8]		6,098	5,319
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,8]		9,129	8,116
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,8]		5,232	4,647
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,8]		8,885	7,901
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,8]		23,051	19,672

American Funds Insurance Series	137

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Asset-backed obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[6,8,9]	USD	1,657	$1,640
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[6,8,9]		2,250	2,233
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[6,8,9]		1,021	1,018
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[6,8,9]		374	372
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1,
(3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[6,8,9]		7,545	7,470
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2,
(3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[6,8,9]		5,378	5,259
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1,
(3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[6,8,9]		5,357	5,335
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,8]		5,912	5,878
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]		2,725	2,596
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[6,8,9]		9,947	9,954
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[6,8,9]		4,453	4,414
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[8]		1,060	1,059
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[8]		303	301
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[8]		1,429	1,429
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[8]		4,101	4,060
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[6,8]		3,573	3,570
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD-LIBOR + 0.73%) 5.923% 1/15/2053[6,8,9]		5,689	5,555
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,8]		3,326	2,896
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,8]		4,283	3,841
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,8]		4,499	3,642
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,8]		2,018	1,828
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,8]		1,613	1,435
Stratus Static CLO, Ltd., Series 2022-3, Class A,
(3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[6,8,9]		7,088	7,098
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,8]		2,889	2,632
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,8]		1,695	1,487
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,8]		751	660
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[6,8]		881	744
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,8]		2,538	2,180
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,8]		3,250	3,157
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,8]		8,337	7,702
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,8,9]		7,257	6,486
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[6,8]		3,825	3,808
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,8]		9,801	8,413
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,8]		1,732	1,456
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]		8,460	8,390
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029
(5.24% on 1/20/2026)[8,11]		7,481	7,356
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[6,8]		8,981	8,910
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[6,8]		6,032	6,018
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,8]		1,922	1,915
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,8]		4,807	4,795
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,8]		3,504	3,500
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,8]		794	786
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]		7,845	7,760
			518,680

138	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Bonds & notes of governments & government agencies outside the U.S. 0.17%
CPPIB Capital, Inc. 2.75% 11/2/2027[6]	USD	6,600	$6,146
European Investment Bank 0.75% 10/26/2026		6,194	5,486
OMERS Finance Trust 3.50% 4/19/2032[6]		4,315	3,959
OMERS Finance Trust 4.00% 4/19/2052[6]		4,315	3,601
Panama (Republic of) 3.298% 1/19/2033		4,365	3,659
Panama (Republic of) 4.50% 1/19/2063		1,035	760
Peru (Republic of) 1.862% 12/1/2032		2,525	1,950
Peru (Republic of) 2.78% 12/1/2060		3,775	2,318
Qatar (State of) 3.375% 3/14/2024[6]		2,315	2,282
Qatar (State of) 4.00% 3/14/2029[6]		745	730
Qatar (State of) 4.817% 3/14/2049[6]		750	722
Swedish Export Credit Corp. 3.625% 9/3/2024		5,089	4,976
United Mexican States 2.659% 5/24/2031		2,703	2,254
United Mexican States 4.875% 5/19/2033		1,790	1,711
United Mexican States 3.771% 5/24/2061		1,528	1,043
			41,597
Municipals 0.14%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		1,200	1,092
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		1,660	1,481
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		495	404
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042		1,170	882
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046		2,205	2,032
			5,891

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044		5	5

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		5,335	4,726
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		5,365	4,478
			9,204

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		240	192
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		315	240
			432

Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		4,125	4,039

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 9/1/2040		5	5

American Funds Insurance Series	139

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Municipals (continued)
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	USD	20	$20

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		2,865	2,589
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		4,745	4,132
			6,721

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
(VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		5,080	4,357

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		5	5

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,845	5,485
Total municipals			36,169
Total bonds, notes & other debt instruments (cost: $5,793,406,000)			5,416,087

Short-term securities 9.70%	Shares
Money market investments 9.64%
Capital Group Central Cash Fund 5.15%[7,17]	24,370,984	2,437,342

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[17,18]	8,631,344	8,631
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[17,18]	4,782,204	4,782
Capital Group Central Cash Fund 5.15%[7,17,18]	21,214	2,122
		15,535
Total short-term securities (cost: $2,452,333,000)		2,452,877
Total investment securities 104.10% (cost: $20,923,200,000)		26,326,548
Other assets less liabilities (4.10)%		(1,036,246)
Net assets 100.00%		$25,290,302

140	American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	8,978	September2023	USD	1,825,620	$(24,888)
5 Year U.S. Treasury Note Futures	Long	9,589	September 2023		1,026,922	(17,429)
10 Year U.S. Treasury Note Futures	Long	199	September 2023		22,341	(241)
10 Year Ultra U.S. Treasury Note Futures	Short	3,884	September 2023		(460,011)	5,273
20 Year U.S. Treasury Bond Futures	Long	167	September 2023		21,193	45
30 Year Ultra U.S. Treasury Bond Futures	Long	113	September 2023		15,393	(129)
						$(37,369)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

									Unrealized
								Upfront	(depreciation)
Receive		Pay			Notional		Value at	premium	appreciation
	Payment		Payment	Expiration	amount		6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
4.1645%	Annual	SOFR	Annual	1/24/2025	USD	3,491	$(48)	$–	$(48)
4.16253%	Annual	SOFR	Annual	1/24/2025		215,868	(2,973)	–	(2,973)
3.7025%	Annual	SOFR	Annual	3/28/2025		17,082	(358)	–	(358)
3.7515%	Annual	SOFR	Annual	3/28/2025		177,000	(3,568)	–	(3,568)
SOFR	Annual	3.2015%	Annual	1/19/2033		37,178	1,121	–	1,121
SOFR	Annual	3.1205%	Annual	1/20/2033		46,560	1,705	–	1,705
SOFR	Annual	3.16653%	Annual	1/24/2033		48,133	1,586	–	1,586
SOFR	Annual	3.18606%	Annual	1/24/2033		44,502	1,397	–	1,397
							$(1,138)	$–	$(1,138)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional[19] amount (000)		Value at 6/30/2023[20] (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD	45,000	$672	$578	$94

Investments in affiliates7

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 4.06%
Capital Group Central Corporate Bond Fund	$1,367,122	$22,963	$385,740	$(79,020)	$101,600	$1,026,925	$22,962

Short-term securities 9.65%
Money market investments 9.64%
Capital Group Central Cash Fund 5.15%[17]	1,639,716	2,739,466	1,942,243	61	342	2,437,342	47,383

American Funds Insurance Series	141

Asset Allocation Fund (continued)

Investments in affiliates7 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.19%[17,18]	$12,622	$	$10,50021	$	$		$2,122	$–	[22]
Total short-term securities							2,439,464
Total 13.71%				$(78,959)		$101,942	$3,466,389	$70,345

Restricted securities3

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	$50,000	$50,695	.20%
Rotech Healthcare, Inc.[1,2]	8/22/2014	6,949	19,334	.08
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,11]	6/23/2023	965	965	.00 [23]
Total		$57,914	$70,994	.28%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.

[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,994,000, which represented .28% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $16,802,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Amount less than one thousand.

[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,183,530,000, which represented 4.68% of the net assets of the fund.

[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.

[11]	Step bond; coupon rate may change at a later date.

[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,734,000, which represented .12% of the net assets of the fund.

[13]	Scheduled interest and/or principal payment was not received.

[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,347,000, which represented ..11% of the net assets of the fund.

[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 6/30/2023.

[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.

[20]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	HRepresents net activity. Refer to Note 5 for more information on securities lending.

[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

142	American Funds Insurance Series

Asset Allocation Fund (continued)

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	143

American Funds Global Balanced Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 61.58%	Shares	Value (000)
Health care 9.93%
Abbott Laboratories	54,400	$5,931
Sanofi	48,931	5,245
Siemens Healthineers AG	49,030	2,775
AstraZeneca PLC	16,439	2,355
GE HealthCare Technologies, Inc.	27,640	2,245
Takeda Pharmaceutical Company, Ltd.	65,700	2,065
UnitedHealth Group, Inc.	4,294	2,064
Gilead Sciences, Inc.	20,691	1,595
Medtronic PLC	17,319	1,526
Merck KGaA	7,787	1,287
Novo Nordisk AS, Class B	7,676	1,240
Eurofins Scientific SE, non-registered shares	18,613	1,182
Stryker Corp.	3,820	1,165
Novartis AG	8,847	893
AbbVie, Inc.	6,161	830
Amgen, Inc.	3,155	700
Bayer AG	10,940	605
Molina Healthcare, Inc.[1]	2,000	602
Danaher Corp.	2,436	585
BioMarin Pharmaceutical, Inc.[1]	6,363	551
Thermo Fisher Scientific, Inc.	1,031	538
Eli Lilly and Company	1,133	531
Humana, Inc.	1,120	501
Vertex Pharmaceuticals, Inc.[1]	800	281
CVS Health Corp.	3,857	267
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,200	215
Revvity, Inc.	1,556	185
		37,959

Information technology 9.75%
Broadcom, Inc.	14,837	12,870
Microsoft Corp.	30,861	10,509
SK hynix, Inc.	21,732	1,916
Taiwan Semiconductor Manufacturing Company, Ltd.	93,000	1,733
GlobalWafers Co., Ltd.	105,000	1,685
ServiceNow, Inc.[1]	2,848	1,600
Marvell Technology, Inc.	26,177	1,565
Texas Instruments, Inc.	7,589	1,366
Cognizant Technology Solutions Corp., Class A	19,270	1,258
Accenture PLC, Class A	3,725	1,149
Intel Corp.	28,608	957
Arista Networks, Inc.[1]	2,207	358
Infineon Technologies AG	7,580	313
		37,279

Financials 8.69%
B3 SA - Brasil, Bolsa, Balcao	1,552,555	4,737
HDFC Bank, Ltd. (ADR)	29,869	2,082
HDFC Bank, Ltd.	79,598	1,654
ING Groep NV	234,995	3,173
Zurich Insurance Group AG	5,919	2,812
AIA Group, Ltd.	272,800	2,783
DBS Group Holdings, Ltd.	73,900	1,728
Kotak Mahindra Bank, Ltd.	74,045	1,667
BlackRock, Inc.	2,234	1,544
Citigroup, Inc.	29,096	1,340
National Bank of Canada	11,357	846
United Overseas Bank, Ltd.	38,800	804
BNP Paribas SA	12,164	768
JPMorgan Chase & Co.	5,190	755
KBC Groep NV	10,792	755
DNB Bank ASA	39,441	737

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Münchener Rückversicherungs-Gesellschaft AG	1,797	$674
Bank Central Asia Tbk PT	1,068,300	659
CME Group, Inc., Class A	3,446	639
Banco Santander, SA	163,476	607
Aegon NV	117,255	594
Great-West Lifeco, Inc.	19,414	564
Ping An Insurance (Group) Company of China, Ltd., Class H	63,000	404
Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	73
FinecoBank SpA	30,555	412
Fairfax Financial Holdings, Ltd., subordinate voting shares	506	379
Lufax Holding, Ltd. (ADR)	15,700	22
		33,212

Industrials 8.43%
Raytheon Technologies Corp.	69,235	6,782
General Electric Co.	36,174	3,974
Thales SA	20,924	3,132
BAE Systems PLC	248,800	2,936
Carrier Global Corp.	53,245	2,647
Siemens AG	12,631	2,102
General Dynamics Corp.	8,045	1,731
L3Harris Technologies, Inc.	8,583	1,680
Honeywell International, Inc.	6,162	1,279
CSX Corp.	36,109	1,231
DHL Group	16,578	809
Melrose Industries PLC	118,016	760
Safran SA	4,570	718
LIXIL Corp.	51,200	650
Astra International Tbk PT	1,380,000	629
Singapore Technologies Engineering, Ltd.	132,600	362
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	14,580	262
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	100	18
Airbus SE, non-registered shares	1,805	261
Trelleborg AB, Class B	10,352	251
		32,214

Consumer staples 5.49%
ITC, Ltd.	738,576	4,070
Philip Morris International, Inc.	40,211	3,925
Seven & i Holdings Co., Ltd.	63,200	2,733
Nestlé SA	19,187	2,309
Imperial Brands PLC	103,716	2,294
British American Tobacco PLC	63,277	2,099
Pernod Ricard SA	5,362	1,185
Heineken NV	7,022	723
Altria Group, Inc.	13,780	624
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	99,800	390
Essity Aktiebolag, Class B	8,371	223
Kweichow Moutai Co., Ltd., Class A	921	215
Treasury Wine Estates, Ltd.	27,708	208
		20,998

Materials 4.76%
Freeport-McMoRan, Inc.	86,968	3,479
Linde PLC	7,997	3,047
Shin-Etsu Chemical Co., Ltd.	69,600	2,313
Evonik Industries AG	106,024	2,015
Fortescue Metals Group, Ltd.	119,786	1,784
BHP Group, Ltd. (CDI)	59,147	1,757
Rio Tinto PLC	15,450	982
Vale SA (ADR), ordinary nominative shares	60,901	817
Air Products and Chemicals, Inc.	2,229	668

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
UPM-Kymmene OYJ	14,405	$429
Air Liquide SA, non-registered shares	2,376	426
Celanese Corp.	2,621	304
International Flavors & Fragrances, Inc.	2,492	198
		18,219

Energy 3.95%
Canadian Natural Resources, Ltd. (CAD denominated)	122,544	6,890
Neste OYJ	47,925	1,847
Shell PLC (GBP denominated)	51,179	1,524
Woodside Energy Group, Ltd.	47,068	1,090
Woodside Energy Group, Ltd. (CDI)	10,942	253
Chevron Corp.	7,748	1,219
BP PLC	177,059	1,037
Baker Hughes Co., Class A	16,864	533
TC Energy Corp. (CAD denominated)	11,486	464
Adaro Energy Indonesia Tbk PT	1,534,800	229
		15,086

Utilities 3.53%
DTE Energy Company	26,908	2,960
Power Grid Corporation of India, Ltd.	672,082	2,091
E.ON SE	149,488	1,905
Duke Energy Corp.	15,732	1,412
SembCorp Industries, Ltd.	283,400	1,206
Constellation Energy Corp.	12,743	1,167
National Grid PLC	61,691	815
ENN Energy Holdings, Ltd.	60,400	755
Dominion Energy, Inc.	13,376	693
NextEra Energy, Inc.	3,685	274
Public Service Enterprise Group, Inc.	3,392	212
		13,490

Communication services 3.11%
Netflix, Inc.[1]	7,610	3,352
Alphabet, Inc., Class A1	18,144	2,172
Alphabet, Inc., Class C1	7,735	936
Singapore Telecommunications, Ltd.	744,000	1,378
Meta Platforms, Inc., Class A1	4,605	1,322
BCE, Inc.	21,072	961
Omnicom Group, Inc.	10,103	961
Comcast Corp., Class A	19,737	820
		11,902

Consumer discretionary 2.67%
LVMH Moët Hennessy-Louis Vuitton SE	2,473	2,334
Ferrari NV	3,735	1,215
Ferrari NV (EUR denominated)	1,247	408
Cie. Financière Richemont SA, Class A	8,087	1,372
Royal Caribbean Cruises, Ltd.[1]	7,737	803
InterContinental Hotels Group PLC	11,581	800
Amazon.com, Inc.[1]	4,577	597
Starbucks Corp.	5,767	571
Restaurant Brands International, Inc.	6,596	511
General Motors Company	10,806	417
adidas AG	1,770	343
Zhongsheng Group Holdings, Ltd.	85,000	326
Airbnb, Inc., Class A1	2,525	323
Dowlais Group PLC[1]	122,051	197
		10,217

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 1.27%
Equinix, Inc. REIT	1,925	$1,509
CTP NV	98,971	1,285
Embassy Office Parks REIT	329,879	1,170
Sun Hung Kai Properties, Ltd.	45,000	568
Crown Castle, Inc. REIT	2,866	327
		4,859
Total common stocks (cost: $192,266,000)		235,435

Preferred securities 0.41%
Financials 0.24%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	212,295	499
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	180,862	416
		915

Consumer discretionary 0.17%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	5,305	658
Total preferred securities (cost: $1,889,000)		1,573

Convertible stocks 0.32%
Utilities 0.32%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	27,300	1,237
Total convertible stocks (cost: $1,321,000)		1,237

Investment funds 1.39%
Capital Group Central Corporate Bond Fund[3]	641,083	5,308
Total investment funds (cost: $5,151,000)		5,308

Bonds, notes & other debt instruments 30.45%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 15.25%
Abu Dhabi (Emirate of) 0.75% 9/2/2023[4]	USD	275	273
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	80
Asian Development Bank 1.125% 6/10/2025	GBP	100	116
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD	310	195
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031		1,055	584
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		150	79
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		2,020	1,229
Austria (Republic of) 0% 2/20/2031	EUR	660	575
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		270	293
Brazil (Federative Republic of) 0% 10/1/2023	BRL	5,925	1,198
Brazil (Federative Republic of) 0% 1/1/2024		9,254	1,820
Brazil (Federative Republic of) 10.00% 1/1/2025		900	186
Brazil (Federative Republic of) 10.00% 1/1/2033		280	56
Brazil (Federative Republic of) 6.00% 8/15/2040[5]		206	46
Brazil (Federative Republic of) 6.00% 8/15/2050[5]		2,142	480
Brazilian Government International Bond 6.00% 8/15/2060[5]		206	47
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	120	130
Canada 0.75% 10/1/2024	CAD	1,125	808
Canada 2.25% 6/1/2025		1,400	1,014
Canada 0.25% 3/1/2026		246	167
Canada 3.50% 3/1/2028		1,009	756
Chile (Republic of) 5.80% 6/1/2024	CLP	190,000	234

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile (Republic of) 4.70% 9/1/2030	CLP	150,000	$181
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY	9,650	1,341
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		12,290	1,721
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		5,890	917
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		3,960	553
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	150
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,215
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	308
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	2,331,300	481
Colombia (Republic of), Series B, 7.00% 3/26/2031		4,543,300	919
Colombia (Republic of), Series B, 13.25% 2/9/2033		1,202,000	338
European Investment Bank 0.375% 9/15/2027	EUR	110	107
European Investment Bank 0.25% 1/20/2032		860	744
European Union 0% 7/6/2026		100	99
European Union 0.25% 10/22/2026		50	50
French Republic O.A.T. 0.75% 2/25/2028		640	633
French Republic O.A.T. 0% 11/25/2030		1,320	1,171
French Republic O.A.T. 0% 5/25/2032		650	551
French Republic O.A.T. 2.00% 11/25/2032		610	617
French Republic O.A.T. 3.25% 5/25/2045		160	175
Germany (Federal Republic of) 2.50% 3/13/2025		845	911
Germany (Federal Republic of) 0% 4/16/2027		950	937
Germany (Federal Republic of) 0% 8/15/2031		1,110	1,002
Germany (Federal Republic of) 0% 2/15/2032		540	482
Germany (Federal Republic of) 1.70% 8/15/2032		674	696
Germany (Federal Republic of) 1.00% 5/15/2038		280	249
Germany (Federal Republic of) 0% 8/15/2050		130	76
Germany (Federal Republic of) 0% 8/15/2052		20	11
Greece (Hellenic Republic of) 3.45% 4/2/2024		110	120
Greece (Hellenic Republic of) 3.375% 2/15/2025		50	55
Greece (Hellenic Republic of) 3.875% 6/15/2028		640	711
Greece (Hellenic Republic of) 1.50% 6/18/2030		190	180
Greece (Hellenic Republic of) 1.75% 6/18/2032		790	740
Greece (Hellenic Republic of) 4.25% 6/15/2033		535	612
Greece (Hellenic Republic of) 1.875% 1/24/2052		636	442
India (Republic of) 5.22% 6/15/2025	INR	12,720	150
India (Republic of) 5.15% 11/9/2025		8,000	94
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	1,165,000	78
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		1,767,000	120
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		1,201,000	92
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		3,301,000	243
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		1,201,000	83
Indonesia (Republic of), Series 87, 6.50% 2/15/2031		1,253,000	84
Ireland (Republic of) 3.00% 10/18/2043	EUR	150	161
Israel (State of) 2.875% 1/29/2024		200	217
Israel (State of) 1.50% 1/18/2027		100	101
Israel (State of) 4.50% 1/17/2033	USD	200	197
Italy (Republic of) 1.35% 4/1/2030	EUR	550	514
Italy (Republic of) 4.40% 5/1/2033		1,030	1,163
Japan, Series 17, 0.10% 9/10/2023[5]	JPY	11,040	77
Japan, Series 18, 0.10% 3/10/2024[5]		21,940	155
Japan, Series 19, 0.10% 9/10/2024[5]		32,040	228
Japan, Series 150, 0.005% 12/20/2026		84,950	590
Japan, Series 22, 0.10% 3/10/2027[5]		26,797	197
Japan, Series 346, 0.10% 3/20/2027		134,150	935
Japan, Series 363, 0.10% 6/20/2031		56,000	383
Japan, Series 365, 0.10% 12/20/2031		317,600	2,164
Japan, Series 145, 1.70% 6/20/2033		59,800	466
Japan, Series 152, 1.20% 3/20/2035		264,400	1,967
Japan, Series 179, 0.50% 12/20/2041		71,600	459

148	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Japan, Series 42, 1.70% 3/20/2044	JPY	50,150	$391
Japan, Series 37, 0.60% 6/20/2050		26,950	160
Japan, Series 74, 1.00% 3/20/2052		178,400	1,163
Japan, Series 76, 1.40% 9/20/2052		80,350	578
KfW 1.125% 7/4/2025	GBP	95	110
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR	1,380	299
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029		620	134
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		270	55
Morocco (Kingdom of) 3.50% 6/19/2024	EUR	100	108
Morocco (Kingdom of) 1.50% 11/27/2031		100	81
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	121
Nova Scotia (Province of) 3.15% 12/1/2051	CAD	170	108
Peru (Republic of) 2.392% 1/23/2026	USD	90	84
Peru (Republic of) 6.15% 8/12/2032	PEN	925	244
Philippines (Republic of) 0.001% 4/12/2024	JPY	100,000	690
Philippines (Republic of) 0.25% 4/28/2025	EUR	100	102
Philippines (Republic of) 1.648% 6/10/2031	USD	200	158
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	86
Portuguese Republic 0.475% 10/18/2030	EUR	230	210
Portuguese Republic 3.50% 6/18/2038		230	251
Romania 2.125% 3/7/2028		130	124
Romania 2.00% 4/14/2033		200	155
Romania 3.375% 2/8/2038		80	63
Romania 4.625% 4/3/2049		39	33
Romania 3.375% 1/28/2050		73	50
Russian Federation 4.25% 6/23/2027[6]	USD	200	82
Russian Federation 4.375% 3/21/2029[6]		200	84
Russian Federation 6.90% 5/23/2029[6,7]	RUB	28,250	19
Russian Federation 5.90% 3/12/2031[6]		5,620	21
Russian Federation 7.70% 3/23/2033[6]		23,030	86
Russian Federation 7.25% 5/10/2034[6]		8,140	31
Serbia (Republic of) 3.125% 5/15/2027	EUR	385	378
Serbia (Republic of) 2.05% 9/23/2036		185	124
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	3,000	141
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		4,234	184
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	251
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,459,910	1,156
Spain (Kingdom of) 0% 1/31/2027	EUR	335	325
Spain (Kingdom of) 0.80% 7/30/2027		490	485
Spain (Kingdom of) 0.50% 10/31/2031		165	144
Spain (Kingdom of) 3.15% 4/30/2033		317	339
Spain (Kingdom of) 3.55% 10/31/2033		70	77
Tunisia (Republic of) 6.75% 10/31/2023		260	264
Ukraine 6.876% 5/21/2031[4,6]	USD	250	58
Ukraine 6.876% 5/21/2031[6]		200	46
United Kingdom 2.75% 9/7/2024	GBP	50	62
United Kingdom 1.25% 7/22/2027		410	452
United Kingdom 0.375% 10/22/2030		490	467
United Kingdom 0.25% 7/31/2031		160	147
United Kingdom 1.00% 1/31/2032		920	889
United Kingdom 4.25% 6/7/2032		1,165	1,472
United Kingdom 3.25% 1/22/2044		174	184
United Kingdom 1.25% 7/31/2051		413	260
United Mexican States, Series M, 5.75% 3/5/2026	MXN	12,150	650
United Mexican States, Series M, 7.50% 6/3/2027		7,285	405
United Mexican States, Series M, 7.75% 5/29/2031		5,000	276
United Mexican States, Series M, 7.50% 5/26/2033		3,500	188

American Funds Insurance Series	149

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 7.75% 11/23/2034	MXN	6,500	$355
United Mexican States, Series M, 8.00% 11/7/2047		5,120	274
United Mexican States, Series M, 8.00% 7/31/2053		21,380	1,134
			58,298
Corporate bonds, notes & loans 5.56%
Financials 1.92%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR	200	173
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	USD	200	203
Banco de Sabadell, SA 2.625% 3/24/2026
(5-year EUR Mid-Swap + 2.20% on 3/24/2025)[8]	EUR	100	104
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]		200	214
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	USD	200	192
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]		500	458
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[8]		160	143
Bank of America Corp. 3.419% 12/20/2028
(3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]		236	217
Bank of America Corp. 2.496% 2/13/2031
(3-month USD CME Term SOFR + 1.252% on 2/13/2030)[8]		20	17
Barclays PLC 5.304% 8/9/2026
(1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[8]		475	463
BPCE 5.70% 10/22/2023[4]		200	199
BPCE 4.50% 1/13/2033	EUR	100	110
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,8]	USD	200	200
Chubb INA Holdings, Inc. 3.35% 5/3/2026		10	10
Chubb INA Holdings, Inc. 4.35% 11/3/2045		20	18
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[8]		103	99
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]		175	167
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]		110	101
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]		29	28
Commonwealth Bank of Australia 2.688% 3/11/2031[4]		225	177
Corebridge Financial, Inc. 3.90% 4/5/2032		59	51
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]		160	138
Deutsche Bank AG 1.75% 11/19/2030
(3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR	200	173
Deutsche Bank AG 4.00% 6/24/2032
(3-month EUR-EURIBOR + 3.30% on 6/24/2027)[8]		100	96
Goldman Sachs Group, Inc. 1.00% 3/18/2033[9]		210	171
Goldman Sachs Group, Inc. 4.017% 10/31/2038
(3-month USD CME Term SOFR + 1.635% on 10/31/2037)[8]	USD	78	66
HSBC Holdings PLC 4.292% 9/12/2026
(3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]		200	192
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR	100	115
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	USD	186	167
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[8]		160	154
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]		425	429
Mastercard, Inc. 2.00% 11/18/2031		102	84
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[8]		200	178
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]		126	113
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]		72	61
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR	280	276
NatWest Group PLC 0.78% 2/26/2030
(3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]		175	152
New York Life Insurance Company 3.75% 5/15/2050[4]	USD	23	18
Nordea Bank ABP 3.60% 6/6/2025[4]		200	192
Royal Bank of Canada 1.20% 4/27/2026		175	156
UBS Group AG 4.49% 8/5/2025
(1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]		450	440

150	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	USD	210	$196
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]		400	357
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]		100	88
			7,356

Utilities 0.81%
Alabama Power Co. 3.00% 3/15/2052		250	169
CMS Energy Corp. 3.00% 5/15/2026		80	75
Consumers Energy Co. 3.60% 8/15/2032		250	226
Duke Energy Progress, LLC 3.70% 9/1/2028		75	71
E.ON SE 1.625% 3/29/2031	EUR	240	227
Edison International 4.125% 3/15/2028	USD	160	149
Electricité de France SA 6.25% 5/23/2033[4]		200	203
Enel Américas SA 4.00% 10/25/2026		35	34
Enel Finance International NV 1.875% 7/12/2028[4]		200	168
Entergy Louisiana, LLC 4.75% 9/15/2052		100	92
Exelon Corp. 3.40% 4/15/2026		150	143
Interstate Power and Light Co. 2.30% 6/1/2030		50	42
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029		232	201
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]		85	82
Pacific Gas and Electric Co. 2.95% 3/1/2026		25	23
Pacific Gas and Electric Co. 2.10% 8/1/2027		100	85
Pacific Gas and Electric Co. 3.00% 6/15/2028		140	121
Pacific Gas and Electric Co. 4.65% 8/1/2028		114	106
Pacific Gas and Electric Co. 4.55% 7/1/2030		31	28
Pacific Gas and Electric Co. 2.50% 2/1/2031		600	470
Pacific Gas and Electric Co. 3.25% 6/1/2031		50	41
Pacific Gas and Electric Co. 3.50% 8/1/2050		137	87
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[4]		35	32
Xcel Energy, Inc. 3.35% 12/1/2026		216	203
			3,078

Health care 0.58%
Amgen, Inc. 1.90% 2/21/2025		40	38
Amgen, Inc. 2.20% 2/21/2027		30	27
Amgen, Inc. 4.20% 3/1/2033		280	262
Amgen, Inc. 5.25% 3/2/2033		183	183
Amgen, Inc. 5.65% 3/2/2053		171	173
AstraZeneca Finance, LLC 2.25% 5/28/2031		69	58
AstraZeneca PLC 3.50% 8/17/2023		150	150
Becton, Dickinson and Company 3.734% 12/15/2024		10	10
Becton, Dickinson and Company 3.70% 6/6/2027		43	41
Becton, Dickinson and Company 4.298% 8/22/2032		320	304
EMD Finance, LLC 3.25% 3/19/2025[4]		250	240
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		197	196
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		21	22
Stryker Corp. 0.75% 3/1/2029	EUR	210	194
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026		100	103
The Cigna Group 4.125% 11/15/2025	USD	80	78
UnitedHealth Group, Inc. 4.00% 5/15/2029		135	129
			2,208

Communication services 0.55%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	6,640	384
AT&T, Inc. 2.75% 6/1/2031	USD	375	317
AT&T, Inc. 2.55% 12/1/2033		64	50
AT&T, Inc. 4.30% 11/18/2034	EUR	100	109
Comcast Corp. 0% 9/14/2026		100	96
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	57
Netflix, Inc. 3.875% 11/15/2029[9]	EUR	200	213

American Funds Insurance Series	151

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Orange 9.00% 3/1/2031[8]	USD	65	$80
T-Mobile USA, Inc. 2.05% 2/15/2028		200	174
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	126
Verizon Communications, Inc. 2.55% 3/21/2031	USD	325	271
Verizon Communications, Inc. 0.75% 3/22/2032	EUR	100	84
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD	168	142
			2,103

Consumer discretionary 0.45%
Amazon.com, Inc. 2.80% 8/22/2024		45	44
BMW US Capital, LLC 3.90% 4/9/2025[4]		70	68
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		150	142
General Motors Financial Co., Inc. 2.40% 4/10/2028		150	129
Hyundai Capital America 1.50% 6/15/2026[4]		250	222
Hyundai Capital America 2.375% 10/15/2027[4]		109	95
Hyundai Capital America 5.60% 3/30/2028[4]		150	149
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]		159	169
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]		185	173
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]		70	74
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]		59	63
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		200	202
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		200	160
Toyota Motor Credit Corp. 3.375% 4/1/2030		33	30
			1,720

Energy 0.40%
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		161	138
Ecopetrol SA 6.875% 4/29/2030		160	146
Equinor ASA 3.70% 3/1/2024		50	49
Halliburton Co. 3.80% 11/15/2025		2	2
Kinder Morgan, Inc. 4.30% 6/1/2025		165	161
Petroleos Mexicanos 7.19% 9/12/2024	MXN	5,236	284
Petroleos Mexicanos 6.875% 8/4/2026	USD	465	435
Qatar Energy 3.125% 7/12/2041[4]		270	207
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]		110	104
			1,526

Information technology 0.35%
Apple, Inc. 3.35% 8/8/2032		580	541
Broadcom, Inc. 4.00% 4/15/2029[4]		21	19
Broadcom, Inc. 4.15% 11/15/2030		70	64
Broadcom, Inc. 3.419% 4/15/2033[4]		53	44
Broadcom, Inc. 3.137% 11/15/2035[4]		15	12
Lenovo Group, Ltd. 5.875% 4/24/2025		269	268
Microsoft Corp. 2.40% 8/8/2026		187	176
Oracle Corp. 2.65% 7/15/2026		216	200
			1,324

Consumer staples 0.20%
Altria Group, Inc. 2.20% 6/15/2027	EUR	270	274
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD	100	97
BAT Capital Corp. 3.215% 9/6/2026		62	57
BAT Capital Corp. 4.70% 4/2/2027		67	65
BAT Capital Corp. 3.557% 8/15/2027		105	96
BAT Capital Corp. 3.462% 9/6/2029		75	65
Philip Morris International, Inc. 5.75% 11/17/2032		110	113
			767

152	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.16%
Canadian Pacific Railway Co. 3.10% 12/2/2051	USD	164	$117
Carrier Global Corp. 2.242% 2/15/2025		6	6
Carrier Global Corp. 2.493% 2/15/2027		7	6
CSX Corp. 3.80% 4/15/2050		6	5
CSX Corp. 2.50% 5/15/2051		75	48
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]		92	89
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]		200	187
Raytheon Technologies Corp. 4.125% 11/16/2028		170	164
			622

Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR	130	116
Equinix, Inc. 2.15% 7/15/2030	USD	176	142
Essex Portfolio, LP 3.50% 4/1/2025		120	115
Essex Portfolio, LP 3.375% 4/15/2026		40	38
			411

Materials 0.03%
Celanese US Holdings, LLC 6.379% 7/15/2032		50	50
Vale Overseas, Ltd. 3.75% 7/8/2030		94	83
Total corporate bonds, notes & loans			133
			21,248
U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.31%
U.S. Treasury 1.50% 2/29/2024		627	612
U.S. Treasury 2.50% 4/30/2024		890	869
U.S. Treasury 3.25% 8/31/2024		641	626
U.S. Treasury 4.25% 9/30/2024		1,196	1,180
U.S. Treasury 1.75% 3/15/2025		98	93
U.S. Treasury 3.00% 7/15/2025		966	931
U.S. Treasury 3.125% 8/15/2025		18	17
U.S. Treasury 4.50% 11/15/2025		178	177
U.S. Treasury 0.375% 11/30/2025		50	45
U.S. Treasury 3.75% 4/15/2026		76	74
U.S. Treasury 2.25% 2/15/2027		278	258
U.S. Treasury 1.875% 2/28/2027		4,896	4,488
U.S. Treasury 2.75% 4/30/2027		450	425
U.S. Treasury 2.75% 7/31/2027		46	43
U.S. Treasury 4.125% 9/30/2027		268	267
U.S. Treasury 4.125% 10/31/2027		357	355
U.S. Treasury 3.625% 5/31/2028		525	514
U.S. Treasury 0.625% 8/15/2030		130	104
U.S. Treasury 1.375% 11/15/2031		780	642
U.S. Treasury 1.875% 2/15/2032		343	294
U.S. Treasury 2.875% 5/15/2032		300	278
U.S. Treasury 2.75% 8/15/2032		203	186
U.S. Treasury 3.50% 2/15/2033		100	97
U.S. Treasury 3.375% 5/15/2033		215	208
U.S. Treasury 1.875% 2/15/2041[10]		920	668
U.S. Treasury 2.25% 5/15/2041		525	404
U.S. Treasury 4.00% 11/15/2042		305	303
U.S. Treasury 3.875% 5/15/2043		175	171
U.S. Treasury 2.875% 11/15/2046		400	330
U.S. Treasury 1.25% 5/15/2050		630	354
U.S. Treasury 2.375% 5/15/2051[10]		490	364
U.S. Treasury 2.00% 8/15/2051[10]		560	381

American Funds Insurance Series	153

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 11/15/2051[10]	USD	686	$452
U.S. Treasury 2.25% 2/15/2052		180	130
U.S. Treasury 3.625% 2/15/2053		134	129
			16,469

U.S. Treasury inflation-protected Securities 0.47%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]		786	763
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]		527	508
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[5]		349	328
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5]		253	218
			1,817
Total U.S. Treasury bonds & notes			18,286

Mortgage-backed obligations 4.30%
Federal agency mortgage-backed obligations 3.80%
Fannie Mae Pool #MA5071 5.00% 7/1/2053[11]		28	28
Freddie Mac Pool #RB5071 2.00% 9/1/2040[11]		778	667
Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]		490	480
Freddie Mac Pool #SD8341 5.00% 7/1/2053[11]		17	17
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]		580	551
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[11]		314	268
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[11]		113	96
Uniform Mortgage-Backed Security 2.00% 7/1/2053[11,12]		800	653
Uniform Mortgage-Backed Security 2.50% 7/1/2053[11,12]		1,374	1,165
Uniform Mortgage-Backed Security 3.50% 7/1/2053[11,12]		2,210	2,014
Uniform Mortgage-Backed Security 4.00% 7/1/2053[11,12]		1,049	985
Uniform Mortgage-Backed Security 4.50% 7/1/2053[11,12]		2,525	2,428
Uniform Mortgage-Backed Security 5.00% 7/1/2053[11,12]		2,391	2,343
Uniform Mortgage-Backed Security 6.00% 7/1/2053[11,12]		1,700	1,715
Uniform Mortgage-Backed Security 2.50% 8/1/2053[11,12]		1,300	1,104
			14,514

Other mortgage-backed securities 0.25%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[11]	DKK	485	62
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[11]		1,244	154
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[11]		5,700	630
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[11]		483	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[11]		579	61
Realkredit Danmark AS 1.00% 10/1/2053[11]		191	20
			975

Commercial mortgage-backed securities 0.13%
BX Trust, Series 2021-VOLT, Class A,
(1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[4,11,13]	USD	150	145
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[4,11,13]		110	107
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,11,13]		135	135
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,11,13]		100	102
			489

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.12%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
(30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[4,11,13]	USD	215	$216
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
(30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[4,11,13]		127	127
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,11]		108	106
			449
Total mortgage-backed obligations			16,427

Asset-backed obligations 0.46%
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,11]		26	25
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B,
(30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[11,13]		115	116
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,11]		125	122
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,11]		148	148
CarMax Auto Owner Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[11,13]		78	78
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B,
(30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[11,13]		55	55
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[11,13]		63	63
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[11,13]		80	80
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B,
(30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[11,13]		79	79
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[11]		152	151
Nissan Auto Lease Trust, Series 2022-A, Class A2B,
(30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[11,13]		145	145
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,11]		67	67
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]		39	39
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B,
(30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[11,13]		31	31
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[8,11]		250	247
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[11]		92	91
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,11]		93	92
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,11]		113	113
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,11]		19	19
			1,761
Federal agency bonds & notes 0.07%
Korea Development Bank 4.375% 2/15/2033		270	263

Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
(Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59
Total municipals			132
Total bonds, notes & other debt instruments (cost: $125,939,000)			116,415

American Funds Insurance Series	155

American Funds Global Balanced Fund (continued)

Short-term securities 8.80%	Shares	Value (000)
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[3,14]	314,104	$31,413

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.42%
Japan Treasury 2/20/2024	(0.103)%	JPY	230,900	1,602

	Shares
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]	320,400	321
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]	320,399	320
		641
Total short-term securities (cost: $33,772,000)		33,656

Total investment securities 102.95% (cost: $360,338,000)		393,624
Other assets less liabilities (2.95)%		(11,270)
Net assets 100.00%		$382,354

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	38	September 2023	USD	7,727	$(50)
5 Year Euro-Bobl Futures	Long	19	September 2023	2,399		(37)
5 Year U.S. Treasury Note Futures	Long	76	September 2023	8,139		(129)
10 Year Italy Government Bond Futures	Long	6	September 2023	760		(3)
10 Year Euro-Bund Futures	Short	7	September 2023	(1,022)		9
10 Year Japanese Government Bond Futures	Short	6	September 2023	(6,177)		(23)
10 Year Australian Treasury Bond Futures	Long	4	September 2023	310		(1)
10 Year U.S. Treasury Note Futures	Short	17	September 2023	(1,908)		28
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2023	(3,908)		37
10 Year UK Gilt Futures	Long	4	September 2023	484		(1)
20 Year U.S. Treasury Bond Futures	Long	23	September 2023	2,919		(3)
30 Year Euro-Buxl Futures	Long	1	September 2023	152		2
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2023	(681)		– [16]
						$(171)

156	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
GBP	140	USD	176	Bank of New York Mellon	7/3/2023	$1
ZAR	6,000	USD	318	UBS AG	7/3/2023	– [16]
USD	174	GBP	140	Goldman Sachs	7/3/2023	(3)
USD	308	ZAR	6,000	UBS AG	7/3/2023	(11)
USD	2,906	JPY	400,500	Standard Chartered Bank	7/7/2023	128
EUR	810	USD	872	Morgan Stanley	7/7/2023	12
EUR	1,000	USD	1,081	Standard Chartered Bank	7/7/2023	10
USD	240	EUR	220	Standard Chartered Bank	7/7/2023	(1)
AUD	750	USD	516	Standard Chartered Bank	7/7/2023	(16)
AUD	1,050	USD	723	Bank of America	7/7/2023	(23)
USD	1,174	AUD	1,800	HSBC Bank	7/7/2023	(25)
EUR	1,230	USD	1,323	Morgan Stanley	7/10/2023	19
MXN	14,500	USD	844	Bank of America	7/10/2023	2
EUR	100	USD	110	Bank of America	7/10/2023	– [16]
AUD	45	USD	31	Standard Chartered Bank	7/10/2023	(1)
USD	626	AUD	950	JPMorgan Chase	7/10/2023	(7)
JPY	57,410	USD	414	Morgan Stanley	7/10/2023	(16)
USD	824	MXN	14,500	Morgan Stanley	7/10/2023	(21)
GBP	180	USD	223	Morgan Stanley	7/11/2023	5
USD	239	CAD	320	Citibank	7/11/2023	(3)
CAD	1,270	USD	951	Bank of America	7/12/2023	8
USD	97	CAD	130	Morgan Stanley	7/12/2023	(1)
USD	505	MXN	8,853	Morgan Stanley	7/12/2023	(11)
THB	38,000	USD	1,099	Citibank	7/14/2023	(22)
PLN	3,110	USD	748	HSBC Bank	7/17/2023	17
USD	497	KRW	637,850	HSBC Bank	7/17/2023	12
EUR	600	USD	651	BNP Paribas	7/17/2023	4
BRL	700	USD	145	Goldman Sachs	7/17/2023	1
USD	15	CNH	110	Citibank	7/17/2023	– [16]
COP	922,000	USD	219	BNP Paribas	7/17/2023	– [16]
USD	167	COP	700,000	BNP Paribas	7/17/2023	– [16]
EUR	396	DKK	2,950	Bank of America	7/17/2023	– [16]
USD	197	NZD	320	Morgan Stanley	7/17/2023	– [16]
IDR	2,940,160	USD	197	JPMorgan Chase	7/17/2023	(1)
SEK	1,270	USD	118	BNP Paribas	7/17/2023	(1)
USD	548	COP	2,313,140	Morgan Stanley	7/17/2023	(3)
NZD	470	USD	293	JPMorgan Chase	7/17/2023	(4)
USD	487	BRL	2,395	Citibank	7/17/2023	(12)
CNH	12,060	USD	1,690	Citibank	7/17/2023	(29)
JPY	664,730	USD	4,788	Morgan Stanley	7/18/2023	(167)
EUR	170	USD	185	Standard Chartered Bank	7/20/2023	1
EUR	605	USD	666	Goldman Sachs	7/20/2023	(5)
THB	26,000	USD	740	Morgan Stanley	7/24/2023	(3)
EUR	1,895	USD	2,080	Morgan Stanley	7/24/2023	(9)
USD	578	CAD	760	Bank of America	7/25/2023	4
USD	187	MXN	3,200	Bank of America	7/25/2023	1
MXN	4,800	USD	280	HSBC Bank	7/25/2023	(1)
USD	748	MXN	12,910	Morgan Stanley	7/25/2023	(2)
JPY	139,869	USD	986	Bank of America	7/25/2023	(13)
CNH	9,100	USD	1,264	Barclays Bank PLC	7/27/2023	(10)
USD	318	ZAR	6,000	UBS AG	7/28/2023	– [16]
USD	176	GBP	140	Bank of New York Mellon	7/28/2023	(1)
USD	58	BRL	280	Citibank	8/4/2023	– [16]
USD	590	BRL	2,860	JPMorgan Chase	10/2/2023	3
USD	334	BRL	1,619	Citibank	10/2/2023	2
USD	436	BRL	2,280	Citibank	1/2/2024	(27)

American Funds Insurance Series	157

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	953	BRL	5,254	Citibank	1/2/2024	$(114)
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	161
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	(145)
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	146
						$(171)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	375	$(1)	$–	$(1)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197		(12)	–	(12)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178		(5)	–	(5)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945		(13)	–	(13)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486		(2)	–	(2)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486		(2)	–	(2)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533		(3)	–	(3)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001		(6)	–	(6)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	1,000		(6)	–	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019		(6)	–	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023		(7)	–	(7)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904		(7)	–	(7)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031		(8)	–	(8)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029		(8)	–	(8)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029		(8)	–	(8)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144		(9)	–	(9)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500		(23)	–	(23)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463		(11)	–	(11)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463		(11)	–	(11)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123		(1)	–	(1)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	6,240	(114)	–	(114)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	2,000	(7)	–	(7)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600		(9)	–	(9)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200		(11)	–	(11)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600		(31)	–	(31)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900		(32)	–	(32)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300		(41)	–	(41)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500		(5)	–	(5)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701		(7)	–	(7)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100		(12)	–	(12)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000		(12)	–	(12)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639		(16)	–	(16)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400		18	–	18
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP	850	(6)	–	(6)
4.98038%	Annual	SONIA	Annual	6/21/2028	1,715		(10)	–	(10)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	75	–	75

158	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at		Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)		paid (000)	at 6/30/2023 (000)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP	460	$1		$–	$1
SONIA	Annual	4.36738%	Annual	6/21/2033	930		–	[16]	–	–	[16]
							$(368)		$–	$(368)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)		Upfront premium received (000)		Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD	30	$–	[16]	$–	[16]	$–	[16]

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)		[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD	1,365		$20		$6	$14

American Funds Insurance Series	159

American Funds Global Balanced Fund (continued)

Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 1.39%
Capital Group Central Corporate Bond Fund	$5,532	$102	$412	$(19)	$105	$5,308	$102

Short-term securities 8.21%
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[14]	3,928	66,804	39,323	– [16]	4	31,413	535
Total 9.60%				$(19)	$109	$36,721	$637

Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	7/11/2022-7/12/2022	$192	$213	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	252	171	.04
Total		$444	$384	.10%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $697,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,084,000, which represented 1.59% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	Step bond; coupon rate may change at a later date.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $384,000, which represented .10% of the net assets of the fund.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $593,000, which represented .16% of the net assets of the fund.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Amount less than one thousand.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

160	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	161

The Bond Fund of America
Investment portfolio June 30, 2023	unaudited

	Principal amount		Value
Bonds, notes & other debt instruments 95.51%		(000)	(000)
Corporate bonds, notes & loans 33.90%
Financials 10.66%
AerCap Ireland Capital DAC 1.15% 10/29/2023	USD	3,130	$3,080
AerCap Ireland Capital DAC 1.65% 10/29/2024		5,996	5,637
AerCap Ireland Capital DAC 6.50% 7/15/2025		1,798	1,808
AerCap Ireland Capital DAC 1.75% 1/30/2026		2,841	2,552
AerCap Ireland Capital DAC 2.45% 10/29/2026		10,289	9,198
AerCap Ireland Capital DAC 5.75% 6/6/2028		4,065	4,036
AerCap Ireland Capital DAC 3.00% 10/29/2028		9,124	7,896
AerCap Ireland Capital DAC 3.30% 1/30/2032		9,395	7,691
AerCap Ireland Capital DAC 3.40% 10/29/2033		5,120	4,118
AerCap Ireland Capital DAC 3.85% 10/29/2041		1,254	954
Ally Financial, Inc. 5.125% 9/30/2024		1,500	1,472
Ally Financial, Inc. 8.00% 11/1/2031		6,872	7,103
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]		4,565	4,468
American International Group, Inc. 5.125% 3/27/2033		2,224	2,174
Aon Corp. 5.35% 2/28/2033		1,630	1,643
Arthur J. Gallagher & Co. 3.50% 5/20/2051		1,073	769
Banco Santander, SA 5.147% 8/18/2025		4,000	3,931
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]		1,400	1,216
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		1,970	1,842
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]		2,818	2,776
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		6,289	5,618
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]		4,295	3,880
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]		2,635	2,532
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		6,128	6,023
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]		1,502	1,545
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]		10,129	9,297
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]		9,480	9,382
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]		2,773	2,368
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]		21,177	16,770
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]		2,653	2,200
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		36,155	28,928
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]		4,089	3,410
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]		8,750	8,231
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		4,985	4,879
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]		3,460	3,429
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]		4,850	4,820
Bank of Montreal 5.30% 6/5/2026		1,370	1,367
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		4,525	4,416
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[1]		2,085	2,058
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]		3,530	3,518
Block, Inc. 2.75% 6/1/2026		1,975	1,800
Block, Inc. 3.50% 6/1/2031		825	684
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]		6,633	5,852
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]		13,134	11,750
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		3,594	2,997
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		4,177	3,425
BPCE 5.70% 10/22/2023[2]		28,166	28,046
BPCE 5.15% 7/21/2024[2]		5,481	5,384
BPCE 1.625% 1/14/2025[2]		2,980	2,783
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		6,350	5,698
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]		2,150	2,131
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		250	193
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		6,195	6,054
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		3,650	3,645
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]		4,525	4,408
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]		2,430	2,356
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]		515	494

162	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	USD	2,445	$2,445
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]		1,776	1,804
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		926	720
Chubb INA Holdings, Inc. 3.35% 5/3/2026		2,020	1,942
Chubb INA Holdings, Inc. 4.35% 11/3/2045		2,015	1,826
Citigroup, Inc. 4.60% 3/9/2026		1,800	1,744
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]		6,304	5,601
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]		13,528	12,457
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]		20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]		1,030	860
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]		4,030	3,563
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]		2,895	3,074
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[1]		140	141
Corebridge Financial, Inc. 3.50% 4/4/2025		1,439	1,372
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,657
Corebridge Financial, Inc. 3.85% 4/5/2029		5,794	5,219
Corebridge Financial, Inc. 3.90% 4/5/2032		5,959	5,186
Corebridge Financial, Inc. 4.35% 4/5/2042		361	292
Corebridge Financial, Inc. 4.40% 4/5/2052		1,352	1,065
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		4,450	4,099
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		2,450	2,172
Credit Suisse AG 7.50% 2/15/2028		2,445	2,600
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]		2,990	2,599
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		2,975	2,780
Deutsche Bank AG 0.898% 5/28/2024		2,500	2,376
Deutsche Bank AG 3.70% 5/30/2024		5,150	5,002
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		10,475	10,343
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]		3,673	3,504
Deutsche Bank AG 4.10% 1/13/2026		7,305	6,843
Deutsche Bank AG 4.10% 1/13/2026		857	809
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		27,047	24,077
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		4,851	4,172
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]		9,129	7,922
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]		7,998	8,016
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		3,200	2,659
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[1]		3,235	2,448
Discover Financial Services 6.70% 11/29/2032		754	777
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		1,200	1,057
Five Corners Funding Trust III 5.791% 2/15/2033[2]		942	956
Five Corners Funding Trust IV 5.997% 2/15/2053[2]		360	366
Global Payments, Inc. 2.90% 11/15/2031		1,005	818
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[1]		3,030	2,709
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		13,275	11,676
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]		13,961	12,424
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]		3,703	3,363
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]		5,534	5,197
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]		5,114	4,948
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[1]		9,600	8,920
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]		260	212
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		10,662	9,012
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		3,160	2,235
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.096% on 11/10/2026)[1]		1,750	1,693
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]		5,270	4,680
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]		1,565	1,580

American Funds Insurance Series	163

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	USD	12,619	$10,569
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]		5,250	4,249
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		4,463	3,602
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]		2,100	2,154
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		1,600	1,660
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		669	579
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		6,335	5,282
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[3]		397	374
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		6,669	6,345
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		480	443
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		200	178
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		2,106	1,865
Intercontinental Exchange, Inc. 4.35% 6/15/2029		8,710	8,530
Intercontinental Exchange, Inc. 4.60% 3/15/2033		4,601	4,468
Intercontinental Exchange, Inc. 4.95% 6/15/2052		5,327	5,073
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]		68,143	66,030
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]		770	739
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]		15,400	14,671
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]		6,250	5,639
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]		1,986	1,775
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]		5,100	5,088
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]		2,060	1,781
JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[1]		5,870	5,574
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		11,105	10,403
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		4,196	4,180
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		4,353	3,912
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]		5,965	5,270
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]		9,282	8,529
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]		8,675	8,379
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]		10,282	10,151
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[1]		9,600	8,883
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]		2,453	2,106
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[1]		11,980	11,396
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]		1,991	1,685
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]		1,126	898
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]		4,802	3,990
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]		5,313	4,355
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		553	466
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]		1,907	1,819
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		7,726	7,553
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		2,415	2,134
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		1,375	1,367
Korea Exchange Bank 3.25% 3/30/2027[2]		1,315	1,232
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]		2,675	2,520
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]		2,705	2,685
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		222	181
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		505	337
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		207	211
Mastercard, Inc. 4.875% 3/9/2028		169	171
Mastercard, Inc. 4.85% 3/9/2033		2,787	2,836
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]		1,405	1,474
MetLife, Inc. 3.60% 11/13/2025		3,490	3,355
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]		855	852

164	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	USD	832	$823
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]		2,960	2,763
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]		6,200	5,476
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]		2,225	1,959
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]		2,970	2,658
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]		2,945	2,796
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]		1,430	1,423
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]		763	749
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]		4,615	4,074
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]		1,701	1,706
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]		2,390	2,409
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[1]		3,065	2,971
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]		2,300	2,219
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]		8,508	7,541
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]		9,403	9,279
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]		21,869	21,618
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		85	66
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		28,887	22,971
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		3,063	2,475
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]		8,152	8,676
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]		8,935	8,827
MSCI, Inc. 3.25% 8/15/2033[2]		2,750	2,218
Nasdaq, Inc. 5.35% 6/28/2028		553	554
Nasdaq, Inc. 5.55% 2/15/2034		1,178	1,183
Nasdaq, Inc. 5.95% 8/15/2053		69	71
Nasdaq, Inc. 6.10% 6/28/2063		100	102
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]		3,555	3,518
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]		1,140	1,147
Navient Corp. 6.75% 6/25/2025		425	418
OneMain Finance Corp. 7.125% 3/15/2026		250	246
PayPal Holdings, Inc. 5.05% 6/1/2052		2,405	2,357
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]		5,919	5,895
Rede D’Or Finance SARL 4.50% 1/22/2030[2]		1,572	1,341
Royal Bank of Canada 4.90% 1/12/2028		360	355
Royal Bank of Canada 5.00% 2/1/2033		3,591	3,522
Santander Holdings USA, Inc. 3.50% 6/7/2024		8,325	8,087
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]		5,100	5,048
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]		1,207	1,210
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]		1,640	1,520
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]		7,763	7,720
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	984
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	384
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]		1,530	108
Synchrony Financial 4.375% 3/19/2024		3,640	3,570
The Allstate Corp. 5.25% 3/30/2033		1,154	1,151

American Funds Insurance Series	165

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
The Bank of Nova Scotia 5.25% 6/12/2028	USD	1,370	$1,361
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]		2,090	2,075
Toronto-Dominion Bank 1.95% 1/12/2027		1,060	953
Toronto-Dominion Bank 5.156% 1/10/2028		10,973	10,903
Travelers Companies, Inc. 2.55% 4/27/2050		623	400
Travelers Companies, Inc. 5.45% 5/25/2053		163	171
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]		1,370	1,371
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]		2,605	2,506
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[1]		2,750	2,607
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]		1,223	1,224
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]		2,440	2,335
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]		3,119	2,915
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]		4,093	4,124
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]		850	811
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]		7,609	6,981
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		11,200	9,813
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]		6,623	5,693
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]		1,265	1,271
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]		1,202	1,014
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		6,916	6,159
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]		877	665
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		7,869	6,369
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]		3,000	2,338
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]		10,507	10,770
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		5,000	5,997
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[1,2]		370	368
UniCredit SpA 4.625% 4/12/2027[2]		1,395	1,326
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]		16,130	14,675
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	411
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]		20,480	19,510
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]		3,524	3,409
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		6,615	6,181
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]		678	605
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		13,490	13,197
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]		4,180	3,579
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]		3,820	3,666
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]		19,316	19,202
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		5,759	5,055
Willis North America, Inc. 4.65% 6/15/2027		930	904
			1,123,863

Utilities 4.32%
AEP Texas, Inc. 3.45% 5/15/2051		1,380	984
AEP Transmission Co., LLC 5.40% 3/15/2053		500	515
Alabama Power Co. 3.00% 3/15/2052		3,697	2,501
Alfa Desarrollo SpA 4.55% 9/27/2051[2]		1,000	735
Ameren Illinois Co. 4.50% 3/15/2049		2,875	2,623
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	468
Berkshire Hathaway Energy Company 4.50% 2/1/2045		5,895	5,048
Berkshire Hathaway Energy Company 4.60% 5/1/2053		1,722	1,477
Comision Federal de Electricidad 4.688% 5/15/2029[2]		3,655	3,294
Consumers Energy Co. 4.625% 5/15/2033		3,500	3,408
Consumers Energy Co. 3.75% 2/15/2050		5,625	4,489
Consumers Energy Co. 3.10% 8/15/2050		4,123	2,919
DTE Electric Co. 5.20% 4/1/2033		215	218

166	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 5.35% 1/15/2053	USD	332	$337
Duke Energy Corp. 3.75% 4/15/2024		3,826	3,773
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	4,244
Duke Energy Florida, LLC 3.00% 12/15/2051		293	201
Duke Energy Florida, LLC 5.95% 11/15/2052		575	628
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,546
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,429
Duke Energy Progress, LLC 2.50% 8/15/2050		644	401
Edison International 4.95% 4/15/2025		175	171
Edison International 5.75% 6/15/2027		3,181	3,183
Edison International 4.125% 3/15/2028		3,644	3,404
Edison International 5.25% 11/15/2028		4,350	4,236
Edison International 6.95% 11/15/2029		2,060	2,169
Electricité de France SA 5.70% 5/23/2028[2]		675	674
Electricité de France SA 6.25% 5/23/2033[2]		2,000	2,034
Electricité de France SA 6.90% 5/23/2053[2]		2,475	2,567
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]		1,025	1,054
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR	2,800	2,473
Emera US Finance, LP 0.833% 6/15/2024	USD	600	568
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,516
Enel SpA 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]		1,000	999
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]		1,310	1,214
Entergy Louisiana, LLC 4.20% 9/1/2048		6,325	5,300
Entergy Louisiana, LLC 4.75% 9/15/2052		1,255	1,154
Eversource Energy 3.80% 12/1/2023		5,000	4,965
FirstEnergy Corp. 1.60% 1/15/2026		20,066	18,214
FirstEnergy Corp. 2.65% 3/1/2030		12,524	10,574
FirstEnergy Corp. 2.25% 9/1/2030		13,707	11,136
FirstEnergy Corp., Series B, 4.15% 7/15/2027		12,178	11,578
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]		4,000	3,524
Florida Power & Light Company 5.05% 4/1/2028		2,650	2,672
Florida Power & Light Company 4.40% 5/15/2028		1,655	1,625
Florida Power & Light Company 2.45% 2/3/2032		1,844	1,553
Florida Power & Light Company 5.10% 4/1/2033		7,431	7,544
Florida Power & Light Company 4.80% 5/15/2033		1,085	1,078
Florida Power & Light Company 2.875% 12/4/2051		8,109	5,616
Georgia Power Co. 4.65% 5/16/2028		1,500	1,471
Georgia Power Co. 4.95% 5/17/2033		4,000	3,950
Georgia Power Co. 3.70% 1/30/2050		275	211
Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]		10,190	9,512
Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]		340	291
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]		525	434
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]		425	402
Mississippi Power Co. 4.25% 3/15/2042		5,020	4,187
Monongahela Power Co. 3.55% 5/15/2027[2]		1,700	1,595
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053		1,440	1,388
NiSource, Inc. 5.40% 6/30/2033		2,150	2,154
Northern States Power Co. 5.10% 5/15/2053		1,747	1,722
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		205	199
Pacific Gas and Electric Co. 3.40% 8/15/2024		2,000	1,936
Pacific Gas and Electric Co. 3.15% 1/1/2026		27,543	25,572
Pacific Gas and Electric Co. 2.95% 3/1/2026		10,850	9,944
Pacific Gas and Electric Co. 3.30% 3/15/2027		5,645	5,128
Pacific Gas and Electric Co. 3.30% 12/1/2027		12,289	10,784
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,075	11,727
Pacific Gas and Electric Co. 4.65% 8/1/2028		7,900	7,312
Pacific Gas and Electric Co. 6.10% 1/15/2029		3,760	3,702

American Funds Insurance Series	167

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.55% 7/1/2030	USD	35,299	$31,973
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,597	16,925
Pacific Gas and Electric Co. 6.40% 6/15/2033		10,641	10,590
Pacific Gas and Electric Co. 3.30% 8/1/2040		9,898	6,682
Pacific Gas and Electric Co. 3.75% 8/15/2042		106	73
Pacific Gas and Electric Co. 4.75% 2/15/2044		336	261
Pacific Gas and Electric Co. 3.50% 8/1/2050		14,919	9,510
Pacific Gas and Electric Co. 6.75% 1/15/2053		625	618
Public Service Company of Colorado 2.70% 1/15/2051		2,472	1,568
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,000	5,438
Public Service Electric and Gas Co. 1.90% 8/15/2031		775	623
Public Service Electric and Gas Co. 3.10% 3/15/2032		5,012	4,385
Puget Energy, Inc. 3.65% 5/15/2025		300	287
Southern California Edison Co. 4.90% 6/1/2026		1,375	1,356
Southern California Edison Co. 5.30% 3/1/2028		455	455
Southern California Edison Co. 4.20% 3/1/2029		11,000	10,465
Southern California Edison Co. 2.85% 8/1/2029		8,200	7,173
Southern California Edison Co. 2.50% 6/1/2031		5,149	4,286
Southern California Edison Co. 5.95% 11/1/2032		1,100	1,152
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,627
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,312
Southern California Edison Co. 5.625% 2/1/2036		7,051	6,993
Southern California Edison Co. 5.55% 1/15/2037		3,844	3,753
Southern California Edison Co. 5.95% 2/1/2038		5,121	5,274
Southern California Edison Co. 3.60% 2/1/2045		2,717	2,002
Southern California Edison Co. 4.00% 4/1/2047		9,402	7,479
Southern California Edison Co. 3.65% 2/1/2050		14,600	10,880
Southwestern Electric Power Co. 1.65% 3/15/2026		3,550	3,211
Southwestern Electric Power Co. 3.25% 11/1/2051		2,270	1,527
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[2]		2,400	2,202
The Connecticut Light and Power Co. 2.05% 7/1/2031		1,775	1,447
Union Electric Co. 2.15% 3/15/2032		3,175	2,544
Virginia Electric & Power 2.30% 11/15/2031		1,700	1,381
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,102
Wisconsin Power and Light Co. 1.95% 9/16/2031		525	417
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	816
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	248
Xcel Energy, Inc. 3.30% 6/1/2025		5,650	5,406
Xcel Energy, Inc. 1.75% 3/15/2027		5,660	5,017
Xcel Energy, Inc. 2.60% 12/1/2029		1,725	1,475
Xcel Energy, Inc. 4.60% 6/1/2032		4,600	4,347
			454,934

Health care 4.04%
Amgen, Inc. 5.507% 3/2/2026		725	724
Amgen, Inc. 5.15% 3/2/2028		5,326	5,325
Amgen, Inc. 4.05% 8/18/2029		7,760	7,363
Amgen, Inc. 2.45% 2/21/2030		5,131	4,402
Amgen, Inc. 5.25% 3/2/2030		2,854	2,862
Amgen, Inc. 4.20% 3/1/2033		8,502	7,940
Amgen, Inc. 5.25% 3/2/2033		8,192	8,206
Amgen, Inc. 5.60% 3/2/2043		2,565	2,575
Amgen, Inc. 4.875% 3/1/2053		4,565	4,203
Amgen, Inc. 5.65% 3/2/2053		5,331	5,403
Amgen, Inc. 4.40% 2/22/2062		196	161
Amgen, Inc. 5.75% 3/2/2063		3,260	3,310
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,429	1,239
AstraZeneca Finance, LLC 4.90% 3/3/2030		1,760	1,764
AstraZeneca Finance, LLC 2.25% 5/28/2031		1,159	979
AstraZeneca Finance, LLC 4.875% 3/3/2033		2,520	2,557

168	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AstraZeneca PLC 4.00% 1/17/2029	USD	5,920	$5,713
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]		830	495
Baxter International, Inc. 2.539% 2/1/2032		3,906	3,166
Centene Corp. 4.25% 12/15/2027		14,860	13,908
Centene Corp. 2.45% 7/15/2028		12,410	10,620
Centene Corp. 4.625% 12/15/2029		14,945	13,769
Centene Corp. 3.375% 2/15/2030		15,718	13,523
Centene Corp. 2.50% 3/1/2031		8,550	6,827
Centene Corp. 2.625% 8/1/2031		2,510	2,003
CVS Health Corp. 5.125% 2/21/2030		1,720	1,709
CVS Health Corp. 5.25% 1/30/2031		960	957
CVS Health Corp. 5.25% 2/21/2033		2,122	2,115
CVS Health Corp. 5.30% 6/1/2033		2,393	2,390
CVS Health Corp. 5.625% 2/21/2053		895	890
CVS Health Corp. 5.875% 6/1/2053		677	695
CVS Health Corp. 6.00% 6/1/2063		1,525	1,571
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,459
Elevance Health, Inc. 4.10% 5/15/2032		7,996	7,457
Elevance Health, Inc. 4.75% 2/15/2033		1,128	1,096
Elevance Health, Inc. 4.55% 5/15/2052		271	242
Elevance Health, Inc. 5.125% 2/15/2053		784	761
Eli Lilly and Co. 3.375% 3/15/2029		1,035	973
Eli Lilly and Co. 4.70% 2/27/2033		5,162	5,232
Eli Lilly and Co. 4.875% 2/27/2053		1,103	1,134
Eli Lilly and Co. 4.95% 2/27/2063		144	147
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		4,895	4,957
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		1,145	1,176
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		7,896	8,264
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		375	418
HCA, Inc. 5.20% 6/1/2028		4,165	4,134
HCA, Inc. 2.375% 7/15/2031		2,233	1,787
HCA, Inc. 3.625% 3/15/2032[2]		2,400	2,084
HCA, Inc. 4.625% 3/15/2052[2]		226	186
Johnson & Johnson 0.95% 9/1/2027		12,708	11,116
Johnson & Johnson 2.10% 9/1/2040		670	472
Johnson & Johnson 2.25% 9/1/2050		1,758	1,166
Laboratory Corporation of America Holdings 1.55% 6/1/2026		773	691
Laboratory Corporation of America Holdings 4.70% 2/1/2045		3,975	3,450
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		1,485	1,456
Merck & Co., Inc. 1.70% 6/10/2027		3,093	2,772
Merck & Co., Inc. 4.90% 5/17/2044		380	381
Merck & Co., Inc. 2.75% 12/10/2051		808	558
Merck & Co., Inc. 5.00% 5/17/2053		895	907
Merck & Co., Inc. 5.15% 5/17/2063		1,091	1,115
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,352
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		4,442	4,427
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		3,747	3,899
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		1,558	1,243
Roche Holdings, Inc. 1.93% 12/13/2028[2]		7,545	6,556
Roche Holdings, Inc. 2.076% 12/13/2031[2]		12,562	10,357
Roche Holdings, Inc. 2.607% 12/13/2051[2]		645	438
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		13,390	12,577
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023		260	260
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		45,000	45,649
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		68,853	61,782
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		26,824	26,452
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		46,666	30,741
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,410	5,268
UnitedHealth Group, Inc. 4.00% 5/15/2029		2,231	2,134
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	393
UnitedHealth Group, Inc. 4.20% 5/15/2032		2,739	2,616

American Funds Insurance Series	169

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 3.05% 5/15/2041	USD	1,300	$1,006
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	847
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	427
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,400	1,329
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	66
UnitedHealth Group, Inc. 6.05% 2/15/2063		140	158
Zoetis, Inc. 5.60% 11/16/2032		1,063	1,112
			426,044

Consumer discretionary 3.63%
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	168
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]		335	284
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,373
Amazon.com, Inc. 3.45% 4/13/2029		600	565
Amazon.com, Inc. 2.875% 5/12/2041		650	502
Amazon.com, Inc. 3.10% 5/12/2051		5,705	4,262
Amazon.com, Inc. 3.95% 4/13/2052		1,635	1,426
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,972
Amazon.com, Inc. 4.10% 4/13/2062		470	405
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]		255	215
Bath & Body Works, Inc. 6.875% 11/1/2035		740	678
BMW US Capital, LLC 3.45% 4/1/2027[2]		1,075	1,020
BMW US Capital, LLC 3.70% 4/1/2032[2]		1,350	1,246
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		3,015	2,953
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		4,950	4,662
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]		1,750	1,684
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]		3,567	3,374
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		3,230	2,798
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		9,625	7,825
Ford Motor Credit Co., LLC 5.125% 6/16/2025		3,870	3,767
Ford Motor Credit Co., LLC 4.271% 1/9/2027		18,542	17,182
Ford Motor Credit Co., LLC 4.125% 8/17/2027		39,080	35,721
Ford Motor Credit Co., LLC 3.815% 11/2/2027		3,790	3,391
Ford Motor Credit Co., LLC 7.35% 11/4/2027		6,289	6,438
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	882
Ford Motor Credit Co., LLC 5.113% 5/3/2029		4,205	3,904
Ford Motor Credit Co., LLC 7.35% 3/6/2030		6,298	6,439
General Motors Company 6.125% 10/1/2025		23,743	23,914
General Motors Company 5.40% 10/15/2029		781	762
General Motors Company 5.40% 4/1/2048		5,200	4,473
General Motors Financial Co., Inc. 1.05% 3/8/2024		4,200	4,063
General Motors Financial Co., Inc. 4.35% 4/9/2025		11,358	11,068
General Motors Financial Co., Inc. 1.50% 6/10/2026		6,712	5,934
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	8,715
General Motors Financial Co., Inc. 2.40% 4/10/2028		13,909	12,001
General Motors Financial Co., Inc. 5.80% 6/23/2028		2,595	2,586
General Motors Financial Co., Inc. 2.40% 10/15/2028		464	393
General Motors Financial Co., Inc. 3.60% 6/21/2030		465	402
General Motors Financial Co., Inc. 2.35% 1/8/2031		6,075	4,763
General Motors Financial Co., Inc. 2.70% 6/10/2031		5,495	4,386
General Motors Financial Co., Inc. 6.40% 1/9/2033		2,455	2,497
Grand Canyon University 4.125% 10/1/2024		4,190	3,969
Hanesbrands, Inc. 9.00% 2/15/2031[2]		528	533
Home Depot, Inc. 2.95% 6/15/2029		4,641	4,228
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,776
Hyundai Capital America 1.25% 9/18/2023[2]		3,150	3,120
Hyundai Capital America 0.875% 6/14/2024[2]		380	363
Hyundai Capital America 3.40% 6/20/2024[2]		8,180	7,978
Hyundai Capital America 1.00% 9/17/2024[2]		2,750	2,587
Hyundai Capital America 2.65% 2/10/2025[2]		12,372	11,732

170	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.80% 10/15/2025[2]	USD	13,274	$12,114
Hyundai Capital America 1.30% 1/8/2026[2]		6,000	5,371
Hyundai Capital America 5.50% 3/30/2026[2]		705	699
Hyundai Capital America 1.50% 6/15/2026[2]		7,475	6,624
Hyundai Capital America 1.65% 9/17/2026[2]		7,275	6,414
Hyundai Capital America 3.00% 2/10/2027[2]		9,000	8,211
Hyundai Capital America 2.375% 10/15/2027[2]		7,543	6,605
Hyundai Capital America 1.80% 1/10/2028[2]		5,965	5,033
Hyundai Capital America 5.60% 3/30/2028[2]		1,385	1,379
Hyundai Capital America 2.00% 6/15/2028[2]		5,775	4,860
Hyundai Capital America 5.68% 6/26/2028[2]		2,590	2,571
Hyundai Capital America 2.10% 9/15/2028[2]		3,010	2,525
Hyundai Capital America 5.80% 4/1/2030[2]		2,398	2,416
Hyundai Capital America 5.70% 6/26/2030[2]		1,555	1,546
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]		3,695	3,297
KIA Corp. 2.375% 2/14/2025[2]		1,580	1,499
Marriott International, Inc. 5.75% 5/1/2025		190	191
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,438
Marriott International, Inc. 4.90% 4/15/2029		1,073	1,044
McDonald’s Corp. 2.125% 3/1/2030		2,482	2,113
McDonald’s Corp. 3.60% 7/1/2030		1,014	944
McDonald’s Corp. 4.60% 9/9/2032		542	537
McDonald’s Corp. 4.45% 3/1/2047		3,535	3,183
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,320
McDonald’s Corp. 5.15% 9/9/2052		509	508
Meituan 3.05% 10/28/2030[2]		3,200	2,537
Nissan Motor Acceptance Corp. 2.75% 3/9/2028[2]		3,167	2,605
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]		240	238
Sands China, Ltd. 2.80% 3/8/2027		2,368	2,057
Starbucks Corp. 3.75% 12/1/2047		3,785	2,989
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]		5,486	4,810
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]		825	833
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		5,119	4,093
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]		8,490	8,672
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,561
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,586
Travel + Leisure Co. 6.625% 7/31/2026[2]		675	671
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]		15,000	14,913
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]		546	527
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]		2,636	2,526
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]		2,550	2,184
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]		410	368
			382,991

Communication services 2.99%
AT&T, Inc. 1.70% 3/25/2026		18,913	17,246
AT&T, Inc. 1.65% 2/1/2028		4,700	4,042
AT&T, Inc. 4.30% 2/15/2030		15,940	15,138
AT&T, Inc. 2.55% 12/1/2033		12,748	10,018
AT&T, Inc. 5.40% 2/15/2034		2,749	2,755
CCO Holdings, LLC 5.125% 5/1/2027[2]		4,800	4,475
CCO Holdings, LLC 4.75% 2/1/2032[2]		1,265	1,033
CCO Holdings, LLC 4.25% 1/15/2034[2]		3,875	2,933
Charter Communications Operating, LLC 2.25% 1/15/2029		1,351	1,126
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	4,876
Charter Communications Operating, LLC 4.40% 4/1/2033		1,947	1,710
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,284
Charter Communications Operating, LLC 5.25% 4/1/2053		835	675
Comcast Corp. 3.15% 2/15/2028		7,200	6,718
Comcast Corp. 4.55% 1/15/2029		1,610	1,582

American Funds Insurance Series	171

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 4.80% 5/15/2033	USD	5,196	$5,144
Comcast Corp. 2.887% 11/1/2051		554	372
Comcast Corp. 5.35% 5/15/2053		7,617	7,741
Comcast Corp. 5.50% 5/15/2064		250	254
Lumen Technologies, Inc. 4.00% 2/15/2027[2]		6,756	5,042
Meta Platforms, Inc. 4.45% 8/15/2052		3,775	3,285
Netflix, Inc. 4.875% 4/15/2028		23,259	23,025
Netflix, Inc. 5.875% 11/15/2028		29,921	30,977
Netflix, Inc. 6.375% 5/15/2029		5,078	5,377
Netflix, Inc. 5.375% 11/15/2029[2]		15,600	15,673
Netflix, Inc. 4.875% 6/15/2030[2]		18,665	18,385
News Corp. 5.125% 2/15/2032[2]		1,300	1,187
SBA Tower Trust 1.631% 11/15/2026[2]		6,741	5,823
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]		675	587
Sprint Corp. 7.625% 2/15/2025		6,665	6,814
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]		10,000	8,313
T-Mobile USA, Inc. 3.50% 4/15/2025		3,275	3,150
T-Mobile USA, Inc. 2.25% 2/15/2026		2,388	2,196
T-Mobile USA, Inc. 2.625% 4/15/2026		9,691	8,990
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,735
T-Mobile USA, Inc. 4.95% 3/15/2028		705	694
T-Mobile USA, Inc. 4.80% 7/15/2028		175	171
T-Mobile USA, Inc. 2.625% 2/15/2029		3,117	2,710
T-Mobile USA, Inc. 2.40% 3/15/2029		1,224	1,053
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,148
T-Mobile USA, Inc. 2.875% 2/15/2031		17,956	15,194
T-Mobile USA, Inc. 5.05% 7/15/2033		2,137	2,099
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,536
Verizon Communications, Inc. 4.329% 9/21/2028		1,539	1,484
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	7,218
Verizon Communications, Inc. 2.55% 3/21/2031		7,535	6,293
Verizon Communications, Inc. 2.355% 3/15/2032		2,775	2,233
Verizon Communications, Inc. 3.40% 3/22/2041		1,085	838
Verizon Communications, Inc. 3.55% 3/22/2051		1,520	1,135
Verizon Communications, Inc. 3.875% 3/1/2052		3,155	2,491
Vodafone Group PLC 4.25% 9/17/2050		3,050	2,450
WarnerMedia Holdings, Inc. 3.428% 3/15/2024		6,552	6,435
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,056	2,949
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		7,031	6,561
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		1,316	1,204
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		2,152	1,909
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		719	606
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		7,158	5,833
WarnerMedia Holdings, Inc. 5.391% 3/15/2062		577	471
ZipRecruiter, Inc. 5.00% 1/15/2030[2]		1,500	1,279
			314,675

Industrials 2.85%
ADT Security Corp. 4.125% 8/1/2029[2]		510	441
Air Lease Corp. 0.80% 8/18/2024		3,175	2,992
Air Lease Corp. 2.875% 1/15/2026		10,172	9,416
Air Lease Corp. 2.20% 1/15/2027		4,341	3,853
Air Lease Corp. 5.30% 2/1/2028		3,725	3,658
Air Lease Corp. 2.10% 9/1/2028		2,450	2,037
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]		12,514	12,144
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]		8,333	7,412
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]		3,302	3,079
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]		8,000	7,135
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]		2,142	1,808

172	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	USD	1,680	$1,629
Boeing Co. 1.95% 2/1/2024		5,206	5,088
Boeing Co. 2.80% 3/1/2024		500	490
Boeing Co. 4.875% 5/1/2025		31,897	31,454
Boeing Co. 2.75% 2/1/2026		17,427	16,236
Boeing Co. 2.196% 2/4/2026		18,147	16,663
Boeing Co. 3.10% 5/1/2026		649	610
Boeing Co. 2.70% 2/1/2027		6,473	5,920
Boeing Co. 5.04% 5/1/2027		14,350	14,182
Boeing Co. 3.25% 2/1/2028		10,801	9,924
Boeing Co. 3.25% 3/1/2028		1,925	1,753
Boeing Co. 5.15% 5/1/2030		41,174	40,803
Boeing Co. 3.625% 2/1/2031		877	790
Boeing Co. 3.90% 5/1/2049		1,411	1,080
Boeing Co. 5.805% 5/1/2050		4,836	4,822
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,982	1,782
Canadian Pacific Railway Co. 3.10% 12/2/2051		2,286	1,625
Carrier Global Corp. 3.377% 4/5/2040		14,710	11,304
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[2]		1,260	1,247
CSX Corp. 4.10% 11/15/2032		6,195	5,865
CSX Corp. 4.50% 11/15/2052		6,670	6,033
General Dynamics Corp. 3.75% 5/15/2028		479	459
General Dynamics Corp. 3.625% 4/1/2030		387	365
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]		2,690	2,519
Norfolk Southern Corp. 4.55% 6/1/2053		2,359	2,134
Northrop Grumman Corp. 3.25% 1/15/2028		10,845	10,121
Northrop Grumman Corp. 4.70% 3/15/2033		4,259	4,182
Northrop Grumman Corp. 4.95% 3/15/2053		2,459	2,398
Raytheon Technologies Corp. 3.125% 5/4/2027		4,551	4,266
Raytheon Technologies Corp. 4.125% 11/16/2028		4,974	4,794
Raytheon Technologies Corp. 2.375% 3/15/2032		451	370
Raytheon Technologies Corp. 5.15% 2/27/2033		3,359	3,406
Raytheon Technologies Corp. 2.82% 9/1/2051		665	447
Raytheon Technologies Corp. 3.03% 3/15/2052		1,190	838
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,331
Republic Services, Inc. 5.00% 4/1/2034		15	15
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[2]		2,550	2,018
The Dun & Bradstreet Corp. 5.00% 12/15/2029[2]		2,798	2,470
Triton Container International, Ltd. 1.15% 6/7/2024[2]		1,609	1,526
Triton Container International, Ltd. 3.15% 6/15/2031[2]		2,482	1,912
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,023
Union Pacific Corp. 2.40% 2/5/2030		4,454	3,875
Union Pacific Corp. 2.375% 5/20/2031		2,298	1,945
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,528
Union Pacific Corp. 3.25% 2/5/2050		7,000	5,239
Union Pacific Corp. 2.95% 3/10/2052		1,405	977
United Rentals (North America), Inc. 5.50% 5/15/2027		2,500	2,463
Waste Management, Inc. 1.50% 3/15/2031		419	334
Waste Management, Inc. 4.15% 4/15/2032		688	656
			300,886

Energy 2.41%
Antero Resources Corp. 5.375% 3/1/2030[2]		280	259
Apache Corp. 4.625% 11/15/2025		645	624
Apache Corp. 4.25% 1/15/2030		2,465	2,198
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,024
BP Capital Markets America, Inc. 4.893% 9/11/2033		5,605	5,550
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		754	703
Cenovus Energy, Inc. 5.375% 7/15/2025		2,763	2,732

American Funds Insurance Series	173

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Cenovus Energy, Inc. 4.25% 4/15/2027	USD	13,613	$13,027
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,398
Cenovus Energy, Inc. 5.25% 6/15/2037		770	710
Cenovus Energy, Inc. 5.40% 6/15/2047		14,816	13,434
Cenovus Energy, Inc. 3.75% 2/15/2052		594	421
Cheniere Energy Partners, LP 3.25% 1/31/2032		937	772
Chevron Corp. 2.954% 5/16/2026		3,365	3,204
Chevron Corp. 3.078% 5/11/2050		692	516
Civitas Resources, Inc. 8.75% 7/1/2031[2]		1,400	1,421
ConocoPhillips Co. 3.80% 3/15/2052		466	378
ConocoPhillips Co. 5.30% 5/15/2053		5,888	5,994
Devon Energy Corp. 4.50% 1/15/2030		5,197	4,898
DT Midstream, Inc. 4.125% 6/15/2029[2]		555	488
Ecopetrol SA 4.625% 11/2/2031		270	209
Ecopetrol SA 8.875% 1/13/2033		15,110	14,975
Enbridge, Inc. 4.00% 10/1/2023		1,500	1,494
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]		500	384
Energy Transfer, LP (3-month USD-LIBOR + 4.028%) 9.349% junior subordinated perpetual bonds[3]		7,850	7,055
EQT Corp. 5.70% 4/1/2028		1,223	1,208
EQT Corp. 7.25% 2/1/2030[1]		7,500	7,859
Equinor ASA 3.625% 9/10/2028		4,928	4,706
Equinor ASA 3.125% 4/6/2030		20,000	18,327
Equinor ASA 3.25% 11/18/2049		5,687	4,276
Exxon Mobil Corp. 3.043% 3/1/2026		4,625	4,423
Exxon Mobil Corp. 2.61% 10/15/2030		1,040	914
Kinder Morgan, Inc. 5.20% 6/1/2033		2,169	2,103
Occidental Petroleum Corp. 8.875% 7/15/2030		4,345	4,998
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[2]		6	6
Odebrecht Oil & Gas Finance, Ltd. 0% 12/31/2079[2]		1,150	3
Oleoducto Central SA 4.00% 7/14/2027[2]		1,715	1,504
Oleoducto Central SA 4.00% 7/14/2027		350	307
Petroleos Mexicanos 4.875% 1/18/2024		1,563	1,537
Petroleos Mexicanos 6.875% 10/16/2025		5,000	4,807
Petroleos Mexicanos 6.49% 1/23/2027		20,653	18,369
Petroleos Mexicanos 6.50% 3/13/2027		31,829	28,343
Petroleos Mexicanos 6.50% 1/23/2029		3,139	2,605
Petroleos Mexicanos 8.75% 6/2/2029		5,805	5,257
Petroleos Mexicanos 5.95% 1/28/2031		847	619
Petroleos Mexicanos 6.70% 2/16/2032		10,538	8,022
Qatar Energy 2.25% 7/12/2031[2]		22,020	18,496
Qatar Energy 3.30% 7/12/2051[2]		2,185	1,608
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		5,148	5,141
Shell International Finance BV 3.875% 11/13/2028		9,410	9,109
Shell International Finance BV 2.75% 4/6/2030		1,186	1,060
Southwestern Energy Co. 5.70% 1/23/2025[1]		495	493
Total Capital Canada, Ltd. 2.75% 7/15/2023		2,140	2,138
TotalEnergies Capital International SA 3.455% 2/19/2029		885	824
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		1,578	1,467
Western Midstream Operating, LP 3.35% 2/1/2025[1]		2,782	2,662
Western Midstream Operating, LP 4.30% 2/1/2030[1]		2,202	1,979
Western Midstream Operating, LP 5.50% 2/1/2050[1]		3,079	2,527
Williams Companies, Inc. 4.50% 11/15/2023		500	498
Williams Companies, Inc. 4.30% 3/4/2024		595	588
			253,651

174	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Consumer staples 1.50%
7-Eleven, Inc. 1.80% 2/10/2031[2]	USD	2,923	$2,313
7-Eleven, Inc. 2.80% 2/10/2051[2]		5,000	3,174
Altria Group, Inc. 4.40% 2/14/2026		4,585	4,489
Altria Group, Inc. 4.50% 5/2/2043		1,585	1,262
Altria Group, Inc. 5.95% 2/14/2049		3,184	3,026
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		7,500	7,472
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,974
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		1,355	1,251
BAT Capital Corp. 3.557% 8/15/2027		9,271	8,531
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,018
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,441
BAT Capital Corp. 4.39% 8/15/2037		812	650
BAT Capital Corp. 4.54% 8/15/2047		11,017	8,119
BAT Capital Corp. 4.758% 9/6/2049		15,972	12,074
BAT Capital Corp. 5.65% 3/16/2052		120	104
BAT International Finance PLC 3.95% 6/15/2025[2]		16,879	16,262
BAT International Finance PLC 1.668% 3/25/2026		4,070	3,661
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,763
Conagra Brands, Inc. 5.30% 11/1/2038		436	419
Conagra Brands, Inc. 5.40% 11/1/2048		37	35
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,105
Constellation Brands, Inc. 4.35% 5/9/2027		890	868
Constellation Brands, Inc. 2.875% 5/1/2030		620	538
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,216
Constellation Brands, Inc. 4.75% 5/9/2032		2,284	2,218
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,759
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,489
Imperial Brands Finance PLC 6.125% 7/27/2027[2]		1,605	1,609
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,632
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	513
JBS USA Lux SA 2.50% 1/15/2027[2]		3,491	3,061
JBS USA Lux SA 3.00% 2/2/2029[2]		2,709	2,304
JBS USA Lux SA 5.50% 1/15/2030[2]		435	418
JBS USA Lux SA 3.625% 1/15/2032[2]		1,430	1,162
JBS USA Lux SA 3.00% 5/15/2032[2]		3,430	2,636
JBS USA Lux SA 5.75% 4/1/2033[2]		3,164	2,977
PepsiCo, Inc. 1.95% 10/21/2031		6,354	5,262
Philip Morris International, Inc. 4.875% 2/13/2026		2,508	2,491
Philip Morris International, Inc. 5.125% 2/15/2030		982	972
Philip Morris International, Inc. 5.375% 2/15/2033		2,435	2,431
Philip Morris International, Inc. 4.125% 3/4/2043		4,117	3,365
Philip Morris International, Inc. 4.875% 11/15/2043		5,088	4,553
Reynolds American, Inc. 4.45% 6/12/2025		14,570	14,165
Reynolds American, Inc. 5.85% 8/15/2045		1,395	1,242
Walmart, Inc. 4.10% 4/15/2033		2,800	2,720
Walmart, Inc. 4.50% 4/15/2053		1,277	1,246
			157,990

Real estate 0.78%
American Tower Corp. 3.65% 3/15/2027		1,375	1,289
Boston Properties, LP 2.45% 10/1/2033		1,335	963
Boston Properties, LP 6.50% 1/15/2034		10,849	10,925
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[2]		395	329
Corporate Office Properties, LP 2.00% 1/15/2029		1,139	869
Corporate Office Properties, LP 2.75% 4/15/2031		1,547	1,177
Corporate Office Properties, LP 2.90% 12/1/2033		564	392
Crown Castle, Inc. 5.00% 1/11/2028		4,922	4,836
Equinix, Inc. 2.90% 11/18/2026		2,762	2,535
Equinix, Inc. 3.20% 11/18/2029		2,146	1,887
Equinix, Inc. 2.50% 5/15/2031		5,155	4,202

American Funds Insurance Series	175

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 3.90% 4/15/2032	USD	1,155	$1,038
Equinix, Inc. 3.40% 2/15/2052		436	305
FibraSOMA 4.375% 7/22/2031[2]		1,475	1,105
Howard Hughes Corp. 4.375% 2/1/2031[2]		675	539
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		767	653
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,333	1,023
Iron Mountain, Inc. 4.875% 9/15/2027[2]		1,605	1,518
Iron Mountain, Inc. 5.25% 3/15/2028[2]		3,500	3,276
Iron Mountain, Inc. 5.25% 7/15/2030[2]		675	609
Omega Healthcare Investors, Inc. 4.375% 8/1/2023		186	186
Piedmont Operating Partnership, LP 4.45% 3/15/2024		1,000	978
Prologis, LP 4.875% 6/15/2028		1,040	1,031
Prologis, LP 4.75% 6/15/2033		1,409	1,378
Prologis, LP 5.125% 1/15/2034		6,175	6,135
Prologis, LP 5.25% 6/15/2053		117	115
Public Storage 2.30% 5/1/2031		3,195	2,661
Scentre Group Trust 1 3.50% 2/12/2025[2]		4,015	3,854
Service Properties Trust 4.50% 3/15/2025		855	809
Service Properties Trust 3.95% 1/15/2028		1,710	1,341
VICI Properties, LP 4.375% 5/15/2025		670	648
VICI Properties, LP 4.75% 2/15/2028		6,844	6,487
VICI Properties, LP 4.95% 2/15/2030		5,515	5,178
VICI Properties, LP 5.125% 5/15/2032		11,766	11,020
VICI Properties, LP 5.625% 5/15/2052		550	491
			81,782

Information technology 0.46%
Analog Devices, Inc. 2.80% 10/1/2041		521	387
Apple, Inc. 4.00% 5/10/2028		2,850	2,805
Apple, Inc. 3.35% 8/8/2032		320	299
Apple, Inc. 4.30% 5/10/2033		1,205	1,199
Apple, Inc. 2.70% 8/5/2051		7,080	4,938
Apple, Inc. 3.95% 8/8/2052		3,335	2,942
Apple, Inc. 4.85% 5/10/2053		3,439	3,527
Broadcom Corp. 3.875% 1/15/2027		5,966	5,692
Broadcom, Inc. 4.00% 4/15/2029[2]		1,470	1,359
Broadcom, Inc. 4.15% 4/15/2032[2]		2,270	2,057
Broadcom, Inc. 3.469% 4/15/2034[2]		9,934	8,152
Broadcom, Inc. 3.137% 11/15/2035[2]		847	650
Intel Corp. 5.20% 2/10/2033		1,353	1,367
Intel Corp. 5.70% 2/10/2053		231	235
Intel Corp. 5.90% 2/10/2063		425	439
Oracle Corp. 1.65% 3/25/2026		4,867	4,419
Oracle Corp. 3.95% 3/25/2051		4,359	3,298
Salesforce, Inc. 1.95% 7/15/2031		3,775	3,118
Salesforce, Inc. 2.70% 7/15/2041		875	644
Salesforce, Inc. 2.90% 7/15/2051		2,012	1,416
			48,943

Materials 0.25%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,175
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		1,225	1,220
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		2,502	2,487
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		441	440
Braskem Netherlands Finance BV 7.25% 2/13/2033[2]		700	688
Celanese US Holdings, LLC 6.165% 7/15/2027		2,875	2,862
Celanese US Holdings, LLC 6.33% 7/15/2029		297	295
Celanese US Holdings, LLC 6.379% 7/15/2032		2,200	2,220
EIDP, Inc. 4.50% 5/15/2026		1,494	1,467
EIDP, Inc. 4.80% 5/15/2033		4,840	4,741

176	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Materials (continued)
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	USD	2,861	$2,269
Methanex Corp. 5.125% 10/15/2027		510	475
Nova Chemicals Corp. 4.25% 5/15/2029[2]		425	347
Nutrien, Ltd. 4.90% 3/27/2028		567	557
Nutrien, Ltd. 5.80% 3/27/2053		402	404
OCI NV 6.70% 3/16/2033[2]		1,350	1,321
POSCO 5.75% 1/17/2028[2]		745	756
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033		440	444
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053		470	474
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		1,384	1,216
			26,858

Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[2]		730	586
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[2]		565	436
			1,022
Total corporate bonds, notes & loans			3,573,639

Mortgage-backed obligations 30.68%
Federal agency mortgage-backed obligations 27.83%
Fannie Mae Pool #AB1068 4.50% 5/1/2025[5]		24	24
Fannie Mae Pool #256133 4.50% 1/1/2026[5]		25	24
Fannie Mae Pool #AR3058 3.00% 1/1/2028[5]		66	64
Fannie Mae Pool #AS8018 3.00% 9/1/2031[5]		39	37
Fannie Mae Pool #BM4741 3.00% 4/1/2032[5]		24	23
Fannie Mae Pool #913966 6.00% 2/1/2037[5]		34	34
Fannie Mae Pool #945680 6.00% 9/1/2037[5]		398	413
Fannie Mae Pool #924866 3.765% 10/1/2037[3,5]		141	137
Fannie Mae Pool #988588 5.50% 8/1/2038[5]		180	184
Fannie Mae Pool #889982 5.50% 11/1/2038[5]		851	874
Fannie Mae Pool #AB1297 5.00% 8/1/2040[5]		186	187
Fannie Mae Pool #AH8144 5.00% 4/1/2041[5]		790	790
Fannie Mae Pool #AH9479 5.00% 4/1/2041[5]		739	744
Fannie Mae Pool #FM7365 2.00% 5/1/2041[5]		160,121	136,785
Fannie Mae Pool #AI1862 5.00% 5/1/2041[5]		892	897
Fannie Mae Pool #AI3510 5.00% 6/1/2041[5]		457	459
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[5]		410	413
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[5]		296	298
Fannie Mae Pool #MA4501 2.00% 12/1/2041[5]		9,604	8,132
Fannie Mae Pool #MA4540 2.00% 2/1/2042[5]		2,528	2,150
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[5]		41	39
Fannie Mae Pool #FM9416 3.50% 7/1/2045[5]		2,688	2,503
Fannie Mae Pool #AL8522 3.50% 5/1/2046[5]		849	790
Fannie Mae Pool #BD1968 4.00% 7/1/2046[5]		781	745
Fannie Mae Pool #BD5477 4.00% 7/1/2046[5]		135	129
Fannie Mae Pool #BE0592 4.00% 11/1/2046[5]		309	292
Fannie Mae Pool #MA3058 4.00% 7/1/2047[5]		40	38
Fannie Mae Pool #CA0770 3.50% 11/1/2047[5]		4,446	4,115
Fannie Mae Pool #CA0706 4.00% 11/1/2047[5]		86	82
Fannie Mae Pool #BM4413 4.50% 12/1/2047[5]		2,621	2,574
Fannie Mae Pool #CA1189 3.50% 2/1/2048[5]		1,327	1,228
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[5]		16	16
Fannie Mae Pool #BF0293 3.00% 7/1/2048[5]		6,601	5,885
Fannie Mae Pool #BF0318 3.50% 8/1/2048[5]		5,313	4,909
Fannie Mae Pool #FM4891 3.50% 10/1/2048[5]		20,028	18,640
Fannie Mae Pool #BM4676 4.00% 10/1/2048[5]		12	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049[5]		702	654
Fannie Mae Pool #CA3807 3.00% 7/1/2049[5]		1,344	1,201
Fannie Mae Pool #CA3806 3.00% 7/1/2049[5]		892	798
Fannie Mae Pool #FM1262 4.00% 7/1/2049[5]		21,572	20,580

American Funds Insurance Series	177

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM0007 3.50% 9/1/2049[5]	USD	14,432	$13,321
Fannie Mae Pool #FM1589 3.50% 9/1/2049[5]		4,208	3,883
Fannie Mae Pool #FM1954 3.50% 11/1/2049[5]		6,438	5,941
Fannie Mae Pool #CA5968 2.50% 6/1/2050[5]		5,920	5,089
Fannie Mae Pool #FM5507 3.00% 7/1/2050[5]		17,873	16,031
Fannie Mae Pool #CA6309 3.00% 7/1/2050[5]		6,449	5,767
Fannie Mae Pool #CA6349 3.00% 7/1/2050[5]		1,990	1,764
Fannie Mae Pool #CA6740 3.00% 8/1/2050[5]		1,187	1,052
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[5]		4,344	3,576
Fannie Mae Pool #BP6715 2.00% 9/1/2050[5]		1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[5]		3,170	2,730
Fannie Mae Pool #CA7028 2.50% 9/1/2050[5]		1,066	917
Fannie Mae Pool #CA7052 3.00% 9/1/2050[5]		446	396
Fannie Mae Pool #CA7325 2.00% 10/1/2050[5]		4,954	4,105
Fannie Mae Pool #CA7257 2.50% 10/1/2050[5]		302	260
Fannie Mae Pool #CA7381 3.00% 10/1/2050[5]		1,770	1,568
Fannie Mae Pool #CA7599 2.50% 11/1/2050[5]		7,177	6,179
Fannie Mae Pool #FM4897 3.00% 11/1/2050[5]		18,185	16,313
Fannie Mae Pool #MA4208 2.00% 12/1/2050[5]		12,380	10,192
Fannie Mae Pool #FM5166 3.00% 12/1/2050[5]		1,213	1,075
Fannie Mae Pool #MA4237 2.00% 1/1/2051[5]		36,405	29,970
Fannie Mae Pool #BR4104 2.00% 1/1/2051[5]		5,834	4,802
Fannie Mae Pool #FM6113 2.50% 1/1/2051[5]		25,937	22,103
Fannie Mae Pool #BR2666 2.00% 2/1/2051[5]		460	381
Fannie Mae Pool #CA8828 2.50% 2/1/2051[5]		6,092	5,242
Fannie Mae Pool #FM6548 2.00% 3/1/2051[5]		4,949	4,100
Fannie Mae Pool #MA4282 2.50% 3/1/2051[5]		1,495	1,276
Fannie Mae Pool #CB0290 2.00% 4/1/2051[5]		21,066	17,321
Fannie Mae Pool #MA4305 2.00% 4/1/2051[5]		32	26
Fannie Mae Pool #BR6309 2.50% 4/1/2051[5]		4,884	4,162
Fannie Mae Pool #MA4306 2.50% 4/1/2051[5]		4,224	3,604
Fannie Mae Pool #CB0191 3.00% 4/1/2051[5]		3,533	3,130
Fannie Mae Pool #CB0193 3.00% 4/1/2051[5]		435	385
Fannie Mae Pool #BR1035 2.00% 5/1/2051[5]		19	16
Fannie Mae Pool #FM7803 2.00% 6/1/2051[5]		591	489
Fannie Mae Pool #FM7909 3.00% 6/1/2051[5]		343	304
Fannie Mae Pool #FM7510 3.00% 6/1/2051[5]		232	206
Fannie Mae Pool #FM7900 2.50% 7/1/2051[5]		516	443
Fannie Mae Pool #FM8442 2.50% 8/1/2051[5]		8,826	7,527
Fannie Mae Pool #FS1057 2.50% 8/1/2051[5]		178	152
Fannie Mae Pool #CB1304 3.00% 8/1/2051[5]		1,589	1,413
Fannie Mae Pool #CB1527 2.50% 9/1/2051[5]		1,218	1,040
Fannie Mae Pool #FS4628 3.00% 10/1/2051[5]		3,932	3,484
Fannie Mae Pool #FS0965 2.00% 11/1/2051[5]		152	125
Fannie Mae Pool #FM9810 3.00% 11/1/2051[5]		1,130	1,000
Fannie Mae Pool #MA4493 2.50% 12/1/2051[5]		449	381
Fannie Mae Pool #CB2787 3.50% 12/1/2051[5]		27	24
Fannie Mae Pool #FS0454 3.00% 1/1/2052[5]		1,160	1,027
Fannie Mae Pool #BV3076 2.00% 2/1/2052[5]		20,332	16,627
Fannie Mae Pool #CB2765 2.00% 2/1/2052[5]		6,672	5,483
Fannie Mae Pool #FS0647 3.00% 2/1/2052[5]		39,435	35,201
Fannie Mae Pool #FS1655 4.00% 4/1/2052[5]		330	310
Fannie Mae Pool #CB3597 3.50% 5/1/2052[5]		496	453
Fannie Mae Pool #FS3539 3.50% 7/1/2052[5]		1,965	1,793
Fannie Mae Pool #BW8497 4.50% 9/1/2052[5]		64	62
Fannie Mae Pool #BX0097 4.50% 10/1/2052[5]		2,785	2,689
Fannie Mae Pool #BW1289 5.50% 10/1/2052[5]		3,406	3,401
Fannie Mae Pool #BW1243 5.50% 10/1/2052[5]		3,185	3,182
Fannie Mae Pool #MA4820 6.50% 10/1/2052[5]		260	267
Fannie Mae Pool #BX1132 4.50% 11/1/2052[5]		982	945
Fannie Mae Pool #MA4842 5.50% 12/1/2052[5]		5,901	5,893

178	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount			Value
Bonds, notes & other debt instruments (continued)		(000)		(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5778 6.00% 12/1/2052[5]	USD	48		$49
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]		9,171		9,132
Fannie Mae Pool #BX7779 5.50% 3/1/2053[5]		5,000		4,978
Fannie Mae Pool #MA4977 4.50% 4/1/2053[5]		747		718
Fannie Mae Pool #BY0130 5.50% 4/1/2053[5]		1,000		996
Fannie Mae Pool #CB6033 6.00% 4/1/2053[5]		22,938		23,211
Fannie Mae Pool #MA4981 6.50% 4/1/2053[5]		25,614		26,170
Fannie Mae Pool #FS4563 5.00% 5/1/2053[5]		3,239		3,178
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]		7,149		7,119
Fannie Mae Pool #BY1592 5.50% 5/1/2053[5]		1,000		996
Fannie Mae Pool #MA5011 6.00% 5/1/2053[5]		9,145		9,229
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]		12,621		12,568
Fannie Mae Pool #FS5192 5.50% 6/1/2053[5]		8,170		8,152
Fannie Mae Pool #CB6485 6.00% 6/1/2053[5]		4,820		4,864
Fannie Mae Pool #CB6486 6.00% 6/1/2053[5]		2,981		3,021
Fannie Mae Pool #CB6465 6.00% 6/1/2053[5]		2,128		2,153
Fannie Mae Pool #FS4652 6.50% 6/1/2053[5]		1,723		1,761
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]		52,841		51,807
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]		16,468		16,398
Fannie Mae Pool #BF0145 3.50% 3/1/2057[5]		11,371		10,434
Fannie Mae Pool #BF0264 3.50% 5/1/2058[5]		8,601		7,850
Fannie Mae Pool #BF0332 3.00% 1/1/2059[5]		18,456		16,314
Fannie Mae Pool #BF0497 3.00% 7/1/2060[5]		21,551		18,412
Fannie Mae Pool #BF0585 4.50% 12/1/2061[5]		1,285		1,240
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,5]		–	[6]	–	[6]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[5]		6		6
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[5]		17		18
Fannie Mae, Series 2002-W1, Class 2A, 4.782% 2/25/2042[3,5]		20		19
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[5]		98		93
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[5]		2,077		1,988
Freddie Mac Pool #A15120 5.50% 10/1/2033[5]		49		49
Freddie Mac Pool #QN1073 3.00% 12/1/2034[5]		41		38
Freddie Mac Pool #G05196 5.50% 10/1/2038[5]		47		48
Freddie Mac Pool #G05267 5.50% 12/1/2038[5]		35		36
Freddie Mac Pool #G06020 5.50% 12/1/2039[5]		67		69
Freddie Mac Pool #G05860 5.50% 2/1/2040[5]		246		253
Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]		2,162		1,855
Freddie Mac Pool #A93948 4.50% 9/1/2040[5]		151		149
Freddie Mac Pool #SC0149 2.00% 3/1/2041[5]		6,434		5,510
Freddie Mac Pool #G06868 4.50% 4/1/2041[5]		162		160
Freddie Mac Pool #RB0544 2.00% 6/1/2041[5]		11,217		9,588
Freddie Mac Pool #G06841 5.50% 6/1/2041[5]		390		401
Freddie Mac Pool #RB5138 2.00% 12/1/2041[5]		2,531		2,153
Freddie Mac Pool #RB5145 2.00% 2/1/2042[5]		2,480		2,109
Freddie Mac Pool #RB5148 2.00% 3/1/2042[5]		5,296		4,502
Freddie Mac Pool #Z40130 3.00% 1/1/2046[5]		19,611		17,600
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[5]		105		94
Freddie Mac Pool #G08789 4.00% 11/1/2047[5]		594		569
Freddie Mac Pool #G61733 3.00% 12/1/2047[5]		4,922		4,414
Freddie Mac Pool #G67709 3.50% 3/1/2048[5]		12,797		11,864
Freddie Mac Pool #G61628 3.50% 9/1/2048[5]		318		294
Freddie Mac Pool #Q58494 4.00% 9/1/2048[5]		1,256		1,200
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[5]		742		685
Freddie Mac Pool #RA1369 3.50% 9/1/2049[5]		1,911		1,763
Freddie Mac Pool #SD7508 3.50% 10/1/2049[5]		10,429		9,635
Freddie Mac Pool #QA4673 3.00% 11/1/2049[5]		28,476		25,449
Freddie Mac Pool #QB1368 2.50% 7/1/2050[5]		5,674		4,887
Freddie Mac Pool #RA3384 3.00% 8/1/2050[5]		464		411
Freddie Mac Pool #SD8090 2.00% 9/1/2050[5]		1,324		1,090
Freddie Mac Pool #RA3506 3.00% 9/1/2050[5]		2,024		1,793
Freddie Mac Pool #SD7525 2.50% 10/1/2050[5]		7,136		6,146

American Funds Insurance Series	179

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8106 2.00% 11/1/2050[5]	USD	2,753	$2,266
Freddie Mac Pool #RA3987 2.50% 11/1/2050[5]		12,538	10,715
Freddie Mac Pool #QB8605 2.00% 2/1/2051[5]		502	415
Freddie Mac Pool #SD8128 2.00% 2/1/2051[5]		112	92
Freddie Mac Pool #SD8134 2.00% 3/1/2051[5]		80,974	66,410
Freddie Mac Pool #RA5288 2.00% 5/1/2051[5]		2,814	2,312
Freddie Mac Pool #RA5267 3.00% 5/1/2051[5]		1,312	1,162
Freddie Mac Pool #SD1852 2.50% 6/1/2051[5]		13,448	11,469
Freddie Mac Pool #QC2817 2.50% 6/1/2051[5]		2,755	2,359
Freddie Mac Pool #SD7544 3.00% 7/1/2051[5]		6,928	6,171
Freddie Mac Pool #RA5901 3.00% 9/1/2051[5]		1,292	1,143
Freddie Mac Pool #SD2880 3.00% 10/1/2051[5]		7,694	6,815
Freddie Mac Pool #SD0734 3.00% 10/1/2051[5]		2,081	1,851
Freddie Mac Pool #SD1385 2.50% 11/1/2051[5]		1,604	1,378
Freddie Mac Pool #RA6347 3.00% 11/1/2051[5]		1,466	1,297
Freddie Mac Pool #QD2025 3.50% 11/1/2051[5]		1,123	1,025
Freddie Mac Pool #SD7552 2.50% 1/1/2052[5]		10,613	9,094
Freddie Mac Pool #SD0855 2.50% 1/1/2052[5]		4,351	3,699
Freddie Mac Pool #SD0813 3.00% 1/1/2052[5]		4,710	4,187
Freddie Mac Pool #QD7089 3.50% 2/1/2052[5]		822	751
Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]		6,869	6,266
Freddie Mac Pool #QE4855 3.50% 6/1/2052[5]		67	62
Freddie Mac Pool #QE4084 6.50% 6/1/2052[5]		319	330
Freddie Mac Pool #SD7556 3.00% 8/1/2052[5]		665	591
Freddie Mac Pool #QF1205 4.50% 9/1/2052[5]		295	284
Freddie Mac Pool #SD1896 4.00% 11/1/2052[5]		19,664	18,739
Freddie Mac Pool #SD1894 4.00% 11/1/2052[5]		6,861	6,568
Freddie Mac Pool #SD2948 5.50% 11/1/2052[5]		2,514	2,505
Freddie Mac Pool #QF2862 6.50% 11/1/2052[5]		63	64
Freddie Mac Pool #SD8280 6.50% 11/1/2052[5]		50	52
Freddie Mac Pool #SD2065 4.00% 12/1/2052[5]		1,094	1,027
Freddie Mac Pool #SD8288 5.00% 1/1/2053[5]		223	219
Freddie Mac Pool #SD8298 4.50% 2/1/2053[5]		16,900	16,257
Freddie Mac Pool #QF7144 5.50% 2/1/2053[5]		5,000	4,988
Freddie Mac Pool #SD8314 4.50% 4/1/2053[5]		218	209
Freddie Mac Pool #SD2716 5.00% 4/1/2053[5]		5,246	5,147
Freddie Mac Pool #SD8315 5.00% 4/1/2053[5]		624	611
Freddie Mac Pool #SD8316 5.50% 4/1/2053[5]		13,493	13,436
Freddie Mac Pool #QG1023 5.50% 4/1/2053[5]		5,000	4,978
Freddie Mac Pool #SD8324 5.50% 5/1/2053[5]		9,984	9,941
Freddie Mac Pool #QG3365 5.50% 5/1/2053[5]		5,000	4,978
Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]		1,718	1,685
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]		26,570	26,457
Freddie Mac Pool #RA9294 6.50% 6/1/2053[5]		927	951
Freddie Mac Pool #RA9292 6.50% 6/1/2053[5]		778	797
Freddie Mac Pool #RA9289 6.50% 6/1/2053[5]		756	780
Freddie Mac Pool #RA9288 6.50% 6/1/2053[5]		725	751
Freddie Mac Pool #RA9287 6.50% 6/1/2053[5]		499	517
Freddie Mac Pool #RA9290 6.50% 6/1/2053[5]		388	400
Freddie Mac Pool #RA9291 6.50% 6/1/2053[5]		269	275
Freddie Mac Pool #RA9295 6.50% 6/1/2053[5]		198	206
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]		41,831	41,012
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]		69,423	69,129
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[5]		52	52
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[5]		120	121
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[3,5]		3,461	3,452
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[5]		114	95
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[5]		109	91
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[5]		7,817	7,350

180	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[5]	USD	1,809	$1,691
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[5]		10,215	9,550
Government National Mortgage Assn. 2.00% 7/1/2053[5,7]		6,025	5,066
Government National Mortgage Assn. 2.50% 7/1/2053[5,7]		4,621	4,002
Government National Mortgage Assn. 3.00% 7/1/2053[5,7]		9,198	8,220
Government National Mortgage Assn. 3.50% 7/1/2053[5,7]		2,631	2,429
Government National Mortgage Assn. 4.00% 7/1/2053[5,7]		1,048	992
Government National Mortgage Assn. 4.50% 7/1/2053[5,7]		34,475	33,277
Government National Mortgage Assn. 5.50% 7/1/2053[5,7]		46,140	45,927
Government National Mortgage Assn. 3.50% 8/1/2053[5,7]		29,925	27,655
Government National Mortgage Assn. 4.00% 8/1/2053[5,7]		42,107	39,875
Government National Mortgage Assn. 5.00% 8/1/2053[5,7]		12,796	12,571
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[5]		11,598	11,097
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[5]		32	32
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[5]		4,864	4,755
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[5]		10,735	10,008
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]		9,388	8,019
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[5]		3,423	2,917
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]		3,387	2,878
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[5]		3,984	3,394
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]		1,532	1,179
Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,7]		5,845	5,180
Uniform Mortgage-Backed Security 2.50% 7/1/2038[5,7]		1,315	1,197
Uniform Mortgage-Backed Security 4.00% 7/1/2038[5,7]		1,390	1,342
Uniform Mortgage-Backed Security 2.50% 8/1/2038[5,7]		6,230	5,681
Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,7]		74,274	60,588
Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,7]		36,782	31,195
Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,7]		24,375	21,457
Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,7]		94,647	86,258
Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,7]		15,782	14,812
Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,7]		107,111	104,960
Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]		29,681	29,540
Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]		2,930	2,917
Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,7]		7,995	8,066
Uniform Mortgage-Backed Security 2.00% 8/1/2053[5,7]		36,780	30,046
Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,7]		197,530	167,777
Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,7]		16,715	14,735
Uniform Mortgage-Backed Security 3.50% 8/1/2053[5,7]		3,680	3,357
Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,7]		114,980	108,005
Uniform Mortgage-Backed Security 4.50% 8/1/2053[5,7]		119,790	115,232
Uniform Mortgage-Backed Security 5.50% 8/1/2053[5,7]		128,010	127,380
Uniform Mortgage-Backed Security 6.00% 8/1/2053[5,7]		493,305	497,583
Uniform Mortgage-Backed Security 6.50% 8/1/2053[5,7]		8,447	8,620
			2,933,632

Commercial mortgage-backed securities 1.72%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[5]		770	715
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[5]		100	91
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3,5]		3,500	3,565
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[5]		205	189
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[5]		126	116
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,5]		2,444	2,309
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[5]		1,018	878
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[5]		295	245
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[5]		2,541	2,338
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,5]		781	736
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,3,5]		8,575	8,527

American Funds Insurance Series	181

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,3,5]	USD	3,822	$3,716
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,3,5]		8,476	8,476
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,3,5]		14,727	14,269
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[2,3,5]		570	547
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,3,5]		5,292	5,135
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[2,3,5]		995	959
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,3,5]		996	959
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.941% 11/15/2036[2,3,5]		12,622	12,297
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,3,5]		5,336	5,263
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,3,5]		3,653	3,561
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[2,3,5]		423	410
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[2,3,5]		286	276
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,3,5]		723	695
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[2,3,5]		9,979	9,741
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.443% 11/15/2038[2,3,5]		339	331
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,3,5]		100	97
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 7.043% 11/15/2038[2,3,5]		151	146
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.312% 10/15/2039[2,3,5]		3,198	3,199
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,3,5]		3,891	3,886
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,3,5]		19,044	19,045
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[5]		610	570
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[5]		350	338
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[5]		1,137	1,092
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[5]		200	182
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,3,5]		2,776	2,724
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[2,3,5]		633	619
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[2,3,5]		864	842
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[2,3,5]		661	644
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[5]		2,432	2,429
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,5]		449	425
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,5]		1,897	1,479
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,5]		3,894	3,850

182	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.878% 8/15/2024[2,3,5]	USD	1,317	$1,309
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[5]		400	361
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[5]		100	93
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[5]		1,536	1,252
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[2,3,5]		3,391	3,388
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[5]		3,280	3,225
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[5]		640	591
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[5]		240	218
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,5]		7,867	6,287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]		2,040	1,894
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[2,3,5]		154	151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[5]		5,446	5,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[5]		410	389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[5]		245	229
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[5]		730	675
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,5]		4,065	3,268
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.77% 7/15/2036[2,3,5]		9,351	9,080
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 6.119% 7/15/2036[2,3,5]		1,000	971
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,3,5]		8,739	8,499
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 6.273% 11/15/2038[2,3,5]		263	255
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.522% 11/15/2038[2,3,5]		141	136
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[5]		2,373	2,252
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[5]		2,550	2,388
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[5]		1,019	889
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[5]		205	190
			181,184

Collateralized mortgage-backed obligations (privately originated) 1.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,5]		2,651	2,128
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,5]		120	110
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,5]		5,724	5,193
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,5]		849	758
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,5]		526	495
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,5]		4,663	4,085
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,5]		2,649	2,493
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[2,3,5]		603	578
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,5]		1,451	1,376
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,5]		6,565	6,046
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,5]		193	174

American Funds Insurance Series	183

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,5]	USD	1,574	$1,310
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[2,3,5]		298	304
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,3,5]		664	669
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[2,3,5]		3,574	3,593
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,3,5]		2,505	2,514
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,5]		1,575	1,411
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,3,5]		8,924	8,695
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,5]		2,002	2,159
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,5]		2,550	2,559
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,5]		2,013	1,626
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,5]		1,882	1,520
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,5]		1,980	1,599
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,5]		3,106	2,519
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,5]		2,159	1,744
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,3,5]		1,376	1,380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,3,5]		66	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[2,3,5]		250	254
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,3,5]		535	538
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,3,5]		1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,3,5]		2,638	2,647
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,3,5]		881	979
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,5]		3,272	2,736
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,5]		5,165	4,511
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,5]		863	697
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,5]		3,329	3,199
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,5]		804	747
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,5]		2,488	2,311
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,3,5]		16,160	15,976
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,5]		2,874	2,536
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,5]		3,400	2,799
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,5]		1,124	1,024
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,5]		2,415	2,320
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,5]		10,053	8,787
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,8]		1,680	1,486
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,5]		5,033	4,481
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,5]		2,229	2,180
			118,880
Total mortgage-backed obligations			3,233,696

184	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount			Value
Bonds, notes & other debt instruments (continued)		(000)		(000)
U.S. Treasury bonds & notes 23.16%
U.S. Treasury 20.12%
U.S. Treasury 2.25% 12/31/2023	USD	378		$373
U.S. Treasury 1.50% 2/29/2024		407		396
U.S. Treasury 2.125% 2/29/2024		7,655		7,495
U.S. Treasury 4.50% 11/30/2024		41,180		40,752
U.S. Treasury 3.875% 3/31/2025[9]		276,152		270,744
U.S. Treasury 4.25% 5/31/2025		107,063		105,715
U.S. Treasury 4.625% 6/30/2025		37,155		36,997
U.S. Treasury 3.00% 7/15/2025		97,643		94,118
U.S. Treasury 2.25% 11/15/2025		6,785		6,412
U.S. Treasury 0.375% 12/31/2025		44,080		39,734
U.S. Treasury 0.375% 1/31/2026		5,615		5,042
U.S. Treasury 4.00% 2/15/2026		13,188		12,987
U.S. Treasury 3.625% 5/15/2026		1,926		1,879
U.S. Treasury 0.75% 5/31/2026		21,890		19,663
U.S. Treasury 4.125% 6/15/2026		205		203
U.S. Treasury 0.75% 8/31/2026		16,021		14,291
U.S. Treasury 1.875% 2/28/2027		4,000		3,667
U.S. Treasury 2.75% 4/30/2027		11,500		10,862
U.S. Treasury 2.625% 5/31/2027		43,530		40,896
U.S. Treasury 2.25% 11/15/2027[9]		105,830		97,464
U.S. Treasury 6.125% 11/15/2027		24,000		25,804
U.S. Treasury 1.125% 2/29/2028		9,895		8,622
U.S. Treasury 4.00% 2/29/2028		4,750		4,715
U.S. Treasury 3.625% 3/31/2028		13		13
U.S. Treasury 3.625% 5/31/2028		90,450		88,460
U.S. Treasury 4.00% 6/30/2028		24,000		23,886
U.S. Treasury 1.00% 7/31/2028		5,630		4,828
U.S. Treasury 1.125% 8/31/2028		13,555		11,678
U.S. Treasury 5.25% 11/15/2028		5,700		5,994
U.S. Treasury 2.375% 5/15/2029		4,070		3,710
U.S. Treasury 3.875% 12/31/2029[9]		264,735		262,366
U.S. Treasury 4.00% 2/28/2030		38,255		38,222
U.S. Treasury 3.75% 5/31/2030		22,646		22,325
U.S. Treasury 3.75% 6/30/2030		18,000		17,783
U.S. Treasury 1.625% 5/15/2031		1,630		1,385
U.S. Treasury 4.125% 11/15/2032		114		116
U.S. Treasury 3.375% 5/15/2033		111,174		107,384
U.S. Treasury 4.25% 5/15/2039[9]		102,285		106,981
U.S. Treasury 1.125% 5/15/2040		103,968		67,416
U.S. Treasury 1.375% 11/15/2040		24,540		16,422
U.S. Treasury 1.875% 2/15/2041		36,900		26,792
U.S. Treasury 2.00% 11/15/2041		57		42
U.S. Treasury 2.375% 2/15/2042		2,701		2,103
U.S. Treasury 3.875% 5/15/2043		29,819		29,175
U.S. Treasury 3.00% 2/15/2049		129,850		109,802
U.S. Treasury 2.875% 5/15/2049		290		240
U.S. Treasury 1.25% 5/15/2050		3,390		1,905
U.S. Treasury 1.875% 11/15/2051		4,670		3,080
U.S. Treasury 2.875% 5/15/2052		990		819
U.S. Treasury 4.00% 11/15/2052		13,243		13,588
U.S. Treasury 3.625% 2/15/2053[9]		318,152		305,015
				2,120,361

U.S. Treasury inflation-protected securities 3.04%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]		–	[6]	–	[6]
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]		67,156		65,184
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]		19,310		18,518
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]		55,723		53,356
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]		5,716		5,346
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]		51,430		47,612

American Funds Insurance Series	185

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[10]	USD	73,752	$69,161
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]		5,427	5,349
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[9,10]		55,297	51,741
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]		6,228	4,152
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[10]		185	123
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10]		59	57
			320,599
Total U.S. Treasury bonds & notes			2,440,960

Asset-backed obligations 4.89%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,5]		104	104
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,5]		701	682
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,5]		409	395
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,5]		305	299
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,5]		317	316
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[2,5]		2,500	2,462
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,5]		360	356
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[2,5]		1,232	1,229
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,5]		488	483
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,5]		806	777
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,5]		1,121	1,088
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,5]		2,748	2,633
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,5]		396	382
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[5]		1,535	1,535
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[5]		997	941
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[5]		1,109	1,014
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[5]		2,613	2,348
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,5]		2,755	2,729
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,5]		2,210	2,146
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,5]		7,689	7,157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,5]		2,427	2,201
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,5]		623	574
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,5]		1,279	1,191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,5]		3,445	3,031
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,5]		531	463
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,5]		193	167
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,5]		6,724	6,674
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,5]		5,059	5,056
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[2,3,5]		535	531

186	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,5]	USD	134	$128
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,5]		269	238
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,5]		3,707	3,199
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,5]		474	392
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[5]		695	693
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[5]		210	192
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[5]		206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[5]		341	327
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,5]		15,521	12,930
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,5]		6,025	4,931
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,5]		657	519
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,5]		612	556
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,5]		18,497	16,618
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,5]		1,926	1,612
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,5]		3,362	3,007
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,5]		364	303
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,5]		5,994	5,201
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,5]		1,898	1,610
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,5]		14,984	14,623
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,5]		6,572	6,390
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,5]		2,146	1,860
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,5]		4,446	3,865
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,5]		407	342
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,5]		1,110	1,096
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,5]		110	110
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,5]		590	567
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[2,5]		1,263	1,260
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,5]		2,111	2,056
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,5]		2,797	2,698
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[5]		9,641	9,437
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[5]		2,356	2,340
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[5]		2,918	2,877
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[5]		4,053	3,814
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,5]		448	448
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,5]		775	769
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,5]		560	548
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,5]		745	725
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,5]		449	416
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,5]		482	479
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,5]		1,231	1,191
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,5]		832	775
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[2,5]		659	657
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,5]		397	345
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,5]		897	864
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,5]		1,351	1,323
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,5]		1,683	1,673
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[5]		267	267
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[5]		56	56
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,5]		1,948	1,927
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[5]		198	198
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[5]		566	563
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[5]		355	354
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,5]		591	578
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[5]		1,508	1,475
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[5]		1,012	990
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[5]		100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[5]		3,047	3,003

American Funds Insurance Series	187

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[5]	USD	568	$558
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[5]		2,612	2,422
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[5]		232	232
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[5]		418	417
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[5]		271	258
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[5]		758	758
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[5]		462	461
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[2,5]		1,014	1,019
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[5]		1,184	1,169
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,5]		17,891	16,073
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,5]		1,378	1,217
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,5]		1,733	1,635
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[5]		2,583	2,571
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[5]		765	764
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[5]		597	596
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[2,5]		17,675	17,661
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,5]		2,180	2,152
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,5]		30,070	28,909
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,5]		1,619	1,524
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,5]		4,218	4,133
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,5]		5,833	5,776
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,5]		1,915	1,681
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,5]		1,354	1,153
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,5]		151	125
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,5]		2,662	2,371
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,5]		9,210	7,912
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,5]		2,573	2,224
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,5]		201	170
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[2,5]		710	707
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,5]		4,815	4,768
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,5]		2,703	2,758
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[2,5]		1,600	1,599
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[2,5]		948	946
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]		8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,5]		12,703	11,909
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,5]		1,171	1,096
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,5]		810	754
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,5]		17,770	15,511
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,5]		1,264	1,106
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,5]		859	742
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[5]		342	340
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[5]		188	187
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,5]		541	527
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,5]		1,781	1,773
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,5]		304	288
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,5]		908	898
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,5]		706	698
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[2,5]		2,263	2,253
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,5]		438	433
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[2,5]		861	849
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[2,5]		615	606
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[2,5]		1,361	1,340
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,5]		623	621
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[2,5]		123	121
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[2,3,5]		875	868
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[2,3,5]		476	473

188	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8,11]	USD	1,006	$1,003
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8,11]		150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,5]		3,155	3,126
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,5]		3,707	3,201
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,5]		2,321	1,964
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,5]		832	715
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,5]		4,226	3,686
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,5]		274	244
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,5]		4,776	4,242
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,5]		10,931	9,721
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,3,5]		3,519	3,455
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,5]		50,765	43,323
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[2,3,5]		258	255
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,5]		196	186
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[2,3,5]		219	218
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,5]		7,884	7,424
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,5]		1,721	1,668
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,5]		1,710	1,713
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,5]		4,558	4,532
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,5]		67	67
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,5]		1,355	1,345
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,5]		238	237
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.365%) 6.40% 7/25/2051[2,3,5]		414	409
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[5]		463	462
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[5]		463	463
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[5]		1,709	1,685
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[5]		2,198	2,143
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[5]		917	899
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[5]		1,802	1,704
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[5]		1,659	1,626
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[5]		2,236	2,089
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[5]		856	830
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,5]		2,043	2,044
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[2,5]		624	624
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[2,5]		361	360
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,5]		2,550	2,191
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,5]		470	393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,5]		2,305	2,007
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,5]		2,872	2,576
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,5]		425	344
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,5]		1,012	916
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,5]		1,135	1,009
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,5]		2,022	1,842
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,5]		2,767	2,428
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,5]		1,154	1,049
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,5]		2,085	1,831
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,5]		5,900	4,984
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[2,5]		330	275
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,5]		4,960	4,261
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[2,5]		4,145	3,598

American Funds Insurance Series	189

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[2,5]	USD	124	$101
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,5]		6,000	5,828
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,5]		9,870	8,472
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,5]		3,385	2,846
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,5]		329	271
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[5]		1,215	1,205
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[2,5]		5,380	5,338
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,5]		1,012	999
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,5]		3,023	2,905
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,5]		1,690	1,667
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,5]		2,181	2,085
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,5]		180	180
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,5]		1,446	1,340
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,5]		1,799	1,797
			515,920

Municipals 1.52%
California 0.03%
G.O. Bonds, Series 2009, 7.50% 4/1/2034		2,100	2,561
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		450	367
			2,928

Illinois 1.38%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	65
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	29,373
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,526
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		2,500	2,232
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		107,000	105,260
			145,456

New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034		6,390	5,032

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	3,004

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,570	4,289
Total municipals			160,709

Bonds & notes of governments & government agencies outside the U.S. 1.25%
Chile (Republic of) 4.00% 1/31/2052		580	474
Colombia (Republic of) 7.50% 2/2/2034		2,530	2,481
Dominican Republic 5.95% 1/25/2027[2]		8,100	7,959
Dominican Republic 7.05% 2/3/2031[2]		680	679
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR	21,570	23,974
Greece (Hellenic Republic of) 1.50% 6/18/2030		10,830	10,283

190	American Funds Insurance Series

The Bond Fund of America (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR	9,600	$8,414
Greece (Hellenic Republic of) 4.25% 6/15/2033		23,825	27,244
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[2]	USD	1,020	1,016
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[2]		1,150	1,016
Panama (Republic of) 3.362% 6/30/2031		13,834	11,908
Paraguay (Republic of) 5.00% 4/15/2026		1,250	1,242
Poland (Republic of) 5.75% 11/16/2032		555	583
Poland (Republic of) 4.875% 10/4/2033		830	816
Portuguese Republic 5.125% 10/15/2024		24,775	24,626
Qatar (State of) 4.50% 4/23/2028[2]		5,100	5,110
Qatar (State of) 5.103% 4/23/2048[2]		3,400	3,395
			131,220

Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026[9]		11,910	11,147
Total bonds, notes & other debt instruments (cost: $10,634,674,000)			10,067,291

Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[2,8,12]	555	13
FORESEA Holding SA, Class B2,8,12	61	1
Total common stocks (cost: $8,000)		14

Short-term securities 19.05%
Money market investments 19.05%
Capital Group Central Cash Fund 5.15%[13,14]	20,073,402	2,007,541
Total short-term securities (cost: $2,007,086,000)		2,007,541

Total investment securities 114.56% (cost: $12,641,768,000)		12,074,846
Other assets less liabilities (14.56)%		(1,534,491)
Net assets 100.00%		$10,540,355

Futures contracts

						Value and
						unrealized
						appreciation
				Notional		(depreciation)
		Number of		amount		at 6/30/2023
Contracts	Type	contracts	Expiration		(000)	(000)
30 Day Federal Funds Futures	Short	1	July 2023	USD	(395)	$– [6]
30 Day Federal Funds Futures	Short	17	October 2023		(6,706)	22
30 Day Federal Funds Futures	Short	7	November 2023		(2,759)	5
3 Month SOFR Futures	Long	153	September 2023		36,253	36
3 Month SOFR Futures	Long	7,642	December 2023		1,807,333	(3,654)
3 Month SOFR Futures	Short	4,916	March 2024		(1,163,126)	413
3 Month SOFR Futures	Long	182	September 2024		43,334	(75)
2 Year U.S. Treasury Note Futures	Long	6,747	September 2023		1,371,960	(12,221)
5 Year U.S. Treasury Note Futures	Long	12,198	September 2023		1,306,330	(13,244)
10 Year Euro-Bund Futures	Short	403	September 2023		(58,813)	782
10 Year Japanese Government Bond Futures	Short	50	September 2023		(51,474)	(177)
10 Year U.S. Treasury Note Futures	Long	10,107	September 2023		1,134,669	(16,854)
10 Year Ultra U.S. Treasury Note Futures	Short	6,061	September 2023		(717,850)	7,380

American Funds Insurance Series	191

The Bond Fund of America (continued)

Futures contracts (continued)

						Value and
						unrealized
						appreciation
				Notional		(depreciation)
		Number of		amount		at 6/30/2023
Contracts	Type	contracts	Expiration		(000)	(000)
20 Year U.S. Treasury Bond Futures	Short	2,654	September 2023	USD	(336,809)	$(121)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,651	September 2023		497,335	4,468
						$(33,240)

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2023
(000)		(000)		Counterparty	date	(000)
USD	4,632	MYR	21,170	BNP Paribas	7/7/2023	$70
EUR	2,000	USD	2,153	BNP Paribas	7/7/2023	31
USD	629	EUR	582	Goldman Sachs	7/7/2023	(6)
MYR	21,170	USD	4,608	HSBC Bank	7/7/2023	(46)
MXN	150,290	USD	8,716	HSBC Bank	7/11/2023	45
USD	1,745	IDR	25,943,000	JPMorgan Chase	7/11/2023	21
IDR	25,943,000	USD	1,744	BNP Paribas	7/11/2023	(20)
JPY	243,400	USD	1,757	Bank of America	7/11/2023	(67)
USD	9,095	MXN	160,010	HSBC Bank	7/11/2023	(233)
USD	37,171	KRW	47,448,000	JPMorgan Chase	7/17/2023	1,134
USD	56,539	EUR	52,030	Citibank	7/17/2023	(287)
KRW	47,448,000	USD	37,346	HSBC Bank	7/17/2023	(1,309)
USD	1,295	EUR	1,180	Morgan Stanley	7/24/2023	6
USD	2,945	EUR	2,681	UBS AG	7/25/2023	16
USD	12,881	EUR	11,740	Bank of America	7/27/2023	51
JPY	730,350	USD	5,095	HSBC Bank	7/27/2023	(11)
USD	1,074	KRW	1,415,000	JPMorgan Chase	8/11/2023	(2)
KRW	1,415,000	USD	1,092	Citibank	8/11/2023	(16)
						$(623)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

									Unrealized
								Upfront	appreciation
Receive		Pay			Notional		Value at	premium	(depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	87,775	$1,355	$–	$1,355
0.45801%	Annual	SOFR	Annual	10/26/2023		85,775	(1,327)	–	(1,327)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024		65,416	(219)	–	(219)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		95,844	(317)	–	(317)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		130,900	(436)	–	(436)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		27,000	(473)	–	(473)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		72,532	(1,250)	–	(1,250)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		78,378	(1,349)	–	(1,349)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		4,154	(74)	–	(74)

192	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Unrealized
								Upfront	appreciation
Receive		Pay			Notional		Value at	premium	(depreciation)
	Payment		Payment	Expiration	amount		6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date		(000)	(000)	(000)	(000)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD	19,800	$(358)	$–	$(358)
SOFR	Annual	3.2975%	Annual	3/8/2051		39,095	(373)	–	(373)
							$(4,821)	$–	$(4,821)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Upfront	Unrealized
				Notional		Value at	premium	depreciation
Reference	Financing	Payment	Expiration	amount		6/30/2023	received	at 6/30/2023
index	rate paid	frequency	date		(000)	(000)	(000)	(000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD	105,948	$(1,583)	$(1,029)	$(554)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028		52,895	(1,464)	(403)	(1,061)
						$(3,047)	$(1,432)	$(1,615)

Investments in affiliates14

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2023	Additions	Reductions	gain	appreciation	6/30/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 19.05%
Money market investments 19.05%
Capital Group Central Cash Fund 5.15%[13]	$1,425,720	$3,767,938	$3,186,502	$128	$257	$2,007,541	$43,566

Restricted securities11

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8]	12/6/2022	$1,006	$1,003	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8]	12/6/2022	150	150	.00 [15]
Total		$1,156	$1,153	.01%

American Funds Insurance Series	193

The Bond Fund of America (continued)

[1]	Step bond; coupon rate may change at a later date.

[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,489,000, which represented 13.66% of the net assets of the fund.

[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

[7]	Purchased on a TBA basis.

[8]	Value determined using significant unobservable inputs.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $74,570,000, which represented ..71% of the net assets of the fund.

[10]	Index-linked bond whose principal amount moves with a government price index.

[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,153,000, which represented .01% of the net assets of the fund.

[12]	Security did not produce income during the last 12 months.

[13]	Rate represents the seven-day yield at 6/30/2023.

[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[15]	Amount less than .01%.

194	American Funds Insurance Series

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	195

Capital World Bond Fund
Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 93.12%	Principal amount (000)		Value (000)
Euros 20.62%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR	2,800	$2,424
Albania (Republic of) 5.90% 6/9/2028		800	856
Altria Group, Inc. 3.125% 6/15/2031		800	753
American Honda Finance Corp. 1.95% 10/18/2024		560	595
American Tower Corp. 0.45% 1/15/2027		2,525	2,392
American Tower Corp. 0.875% 5/21/2029		1,470	1,308
AT&T, Inc. 1.60% 5/19/2028		2,350	2,297
AT&T, Inc. 4.30% 11/18/2034		260	285
Austria (Republic of) 0% 2/20/2031		3,530	3,077
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]		500	519
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]		2,100	2,247
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,296
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]		2,800	2,862
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		3,000	3,258
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	940
BPCE 4.625% 7/18/2023		1,200	1,310
BPCE 1.00% 4/1/2025		2,900	2,987
BPCE 4.50% 1/13/2033		1,400	1,534
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]		2,400	2,205
Bulgaria (Republic of) 4.50% 1/27/2033		865	937
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		2,400	2,432
Celanese US Holdings, LLC 4.777% 7/19/2026		235	250
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]		2,100	1,813
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]		700	673
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	285
Dow Chemical Co. (The) 0.50% 3/15/2027		1,110	1,054
E.ON SE 1.625% 3/29/2031		810	768
Egypt (Arab Republic of) 5.625% 4/16/2030		300	182
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]		1,400	1,236
Equinor ASA 1.375% 5/22/2032		2,550	2,315
European Investment Bank 0.25% 1/20/2032		4,900	4,241
European Investment Bank 1.50% 6/15/2032		1,000	963
European Union 0% 7/6/2026		1,600	1,585
European Union 0.25% 10/22/2026		610	604
European Union 0% 7/4/2031		705	607
European Union 0% 7/4/2035		220	166
European Union 0.20% 6/4/2036		1,500	1,128
Finland (Republic of) 3.00% 9/15/2033		2,740	2,991
Finland (Republic of) 2.75% 4/15/2038		380	396
French Republic O.A.T. 0.75% 2/25/2028		4,500	4,453
French Republic O.A.T. 0% 11/25/2030		19,550	17,337
French Republic O.A.T. 0% 5/25/2032		2,120	1,798
French Republic O.A.T. 2.00% 11/25/2032		4,260	4,309
French Republic O.A.T. 0.50% 5/25/2040		2,080	1,482
French Republic O.A.T. 0.75% 5/25/2052		2,850	1,694
French Republic O.A.T. 3.00% 5/25/2054		2,140	2,207
Germany (Federal Republic of) 2.50% 3/13/2025		6,245	6,731
Germany (Federal Republic of) 0% 4/11/2025		2,100	2,167
Germany (Federal Republic of) 0% 10/9/2026		6,060	6,039
Germany (Federal Republic of) 0% 4/16/2027		32,700	32,252
Germany (Federal Republic of) 1.30% 10/15/2027		6,380	6,589
Germany (Federal Republic of) 0% 2/15/2030		13,340	12,425
Germany (Federal Republic of) 0% 8/15/2030		6,285	5,796
Germany (Federal Republic of) 0% 8/15/2031		12,600	11,378

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Germany (Federal Republic of) 1.70% 8/15/2032	EUR	2,381	$2,457
Germany (Federal Republic of) 1.00% 5/15/2038		1,175	1,046
Germany (Federal Republic of) 0% 8/15/2050		1,200	703
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]		5,000	5,384
Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]		2,705	2,199
Greece (Hellenic Republic of) 3.875% 6/15/2028		15,835	17,600
Greece (Hellenic Republic of) 1.50% 6/18/2030		2,760	2,621
Greece (Hellenic Republic of) 0.75% 6/18/2031		700	614
Greece (Hellenic Republic of) 1.75% 6/18/2032		4,730	4,433
Greece (Hellenic Republic of) 4.25% 6/15/2033		985	1,126
Greece (Hellenic Republic of) 1.875% 1/24/2052		7,918	5,504
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]		1,200	1,383
Intesa Sanpaolo SpA 6.625% 9/13/2023		510	559
Ireland (Republic of) 3.00% 10/18/2043		2,010	2,158
Israel (State of) 2.875% 1/29/2024		1,180	1,278
Italy (Republic of) 1.85% 7/1/2025		17,700	18,607
Italy (Republic of) 1.35% 4/1/2030		7	7
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]		3,208	3,041
KfW 0.125% 6/30/2025		590	603
Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		2,400	2,599
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	604
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]		1,535	1,514
Morocco (Kingdom of) 3.50% 6/19/2024		1,400	1,518
Morocco (Kingdom of) 1.50% 11/27/2031		3,300	2,686
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]		2,725	2,373
Philippines (Republic of) 0.25% 4/28/2025		875	891
Portuguese Republic 0.475% 10/18/2030		1,610	1,469
Portuguese Republic 3.50% 6/18/2038		3,140	3,429
Quebec (Province of) 0.25% 5/5/2031		920	792
Quebec (Province of) 0.50% 1/25/2032		1,155	993
Romania 2.125% 3/7/2028		1,440	1,368
Romania 2.00% 1/28/2032		1,605	1,290
Romania 3.75% 2/7/2034		530	469
Serbia (Republic of) 1.50% 6/26/2029		3,353	2,836
Spain (Kingdom of) 1.45% 4/30/2029		1,890	1,872
Spain (Kingdom of) 1.25% 10/31/2030		1,295	1,231
Spain (Kingdom of) 0.50% 10/31/2031		1,247	1,088
Spain (Kingdom of) 3.15% 4/30/2033		3,647	3,901
Spain (Kingdom of) 3.55% 10/31/2033		4,790	5,275
Spain (Kingdom of) 3.90% 7/30/2039		530	591
Spain (Kingdom of) 1.90% 10/31/2052		1,010	729
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025		441	456
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	190
Stryker Corp. 0.25% 12/3/2024		480	497
Stryker Corp. 0.75% 3/1/2029		980	905
Stryker Corp. 1.00% 12/3/2031		450	389
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		2,000	2,116
Toyota Motor Credit Corp. 0.125% 11/5/2027		1,850	1,730
Tunisia (Republic of) 6.75% 10/31/2023		3,609	3,669
Ukraine 6.75% 6/20/2028		3,119	736
Ukraine 6.75% 6/20/2028		1,225	289
Ukraine 4.375% 1/27/2032[3]		2,705	649
			300,895

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Japanese yen 7.58%
Japan, Series 18, 0.10% 3/10/2024[4]	JPY	1,078,241	$7,622
Japan, Series 19, 0.10% 9/10/2024[4]		470,027	3,350
Japan, Series 346, 0.10% 3/20/2027		777,900	5,419
Japan, Series 356, 0.10% 9/20/2029		2,220,800	15,364
Japan, Series 116, 2.20% 3/20/2030		576,100	4,536
Japan, Series 26, 0.005% 3/10/2031[4]		534,341	3,981
Japan, Series 362, 0.10% 3/20/2031		737,200	5,049
Japan, Series 152, 1.20% 3/20/2035		987,100	7,344
Japan, Series 21, 2.30% 12/20/2035		720,000	6,014
Japan, Series 162, 0.60% 9/20/2037		1,617,000	11,055
Japan, Series 179, 0.50% 12/20/2041		196,950	1,263
Japan, Series 182, 1.10% 9/20/2042		1,559,050	11,049
Japan, Series 37, 0.60% 6/20/2050		694,500	4,128
Japan, Series 73, 0.70% 12/20/2051		1,568,700	9,462
Japan, Series 74, 1.00% 3/20/2052		246,100	1,604
Japan, Series 76, 1.40% 9/20/2052		991,950	7,130
Philippines (Republic of) 0.001% 4/12/2024		900,000	6,206
			110,576

British pounds 4.48%
American Honda Finance Corp. 0.75% 11/25/2026	GBP	1,420	1,510
Asian Development Bank 1.125% 6/10/2025		740	859
KfW 1.125% 7/4/2025		1,165	1,349
Lloyds Bank PLC 7.625% 4/22/2025		655	840
Quebec (Province of) 2.25% 9/15/2026		1,870	2,134
United Kingdom 0.125% 1/30/2026		425	476
United Kingdom 1.25% 7/22/2027		3,060	3,376
United Kingdom 4.25% 12/7/2027		5,910	7,326
United Kingdom 4.75% 12/7/2030		8,230	10,686
United Kingdom 0.25% 7/31/2031		11,850	10,868
United Kingdom 1.00% 1/31/2032		10,970	10,597
United Kingdom 4.25% 6/7/2032		3,010	3,803
United Kingdom 0.625% 7/31/2035		210	173
United Kingdom 3.75% 1/29/2038		3,015	3,515
United Kingdom 0.875% 1/31/2046		4,917	3,077
United Kingdom 1.25% 7/31/2051		4,045	2,547
United Kingdom 3.75% 10/22/2053		1,870	2,112
United Kingdom 1.125% 10/22/2073		225	111
			65,359

Chinese yuan renminbi 3.36%
China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY	23,520	3,237
China (People’s Republic of), Series 1906, 3.29% 5/23/2029		22,340	3,206
China (People’s Republic of), Series INBK, 2.75% 2/17/2032		59,810	8,248
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		22,240	3,115
China (People’s Republic of), Series 1910, 3.86% 7/22/2049		81,080	12,688
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		56,220	8,756
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		45,510	6,780
China Development Bank Corp., Series 1814, 4.15% 10/26/2025		20,900	2,987
			49,017

Brazilian reais 2.77%
Brazil (Federative Republic of) 0% 10/1/2023	BRL	55,114	11,146
Brazil (Federative Republic of) 0% 1/1/2024		86,272	16,965
Brazil (Federative Republic of) 6.00% 8/15/2024[4]		13,905	2,865
Brazil (Federative Republic of) 10.00% 1/1/2025		1,700	351
Brazil (Federative Republic of) 10.00% 1/1/2033		2,594	522
Brazil (Federative Republic of) 6.00% 8/15/2040[4]		1,939	432
Brazil (Federative Republic of) 6.00% 8/15/2050[4]		34,201	7,673
Brazilian Government International Bond 6.00% 8/15/2060[4]		1,939	440
			40,394

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos 2.73%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	70,580	$4,085
Petroleos Mexicanos 7.19% 9/12/2024		61,629	3,340
United Mexican States 0% 10/3/2024		7,575	389
United Mexican States 4.50% 12/4/2025[4]		16,793	956
United Mexican States, Series M, 7.50% 6/3/2027		251,720	13,999
United Mexican States, Series M20, 8.50% 5/31/2029		140,400	8,129
United Mexican States, Series M, 7.75% 5/29/2031		3,930	217
United Mexican States, Series M30, 8.50% 11/18/2038		21,100	1,202
United Mexican States, Series M, 8.00% 11/7/2047		7,830	418
United Mexican States, Series M, 8.00% 7/31/2053		133,170	7,061
			39,796

South Korean won 2.05%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW	5,183,670	3,791
South Korea (Republic of), Series 2709, 3.125% 9/10/2027		4,513,500	3,352
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		5,158,930	3,709
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		24,004,520	19,010
			29,862

Canadian dollars 2.01%
Canada 0.75% 10/1/2024	CAD	6,860	4,928
Canada 0.25% 3/1/2026		5,800	3,945
Canada 3.50% 3/1/2028		24,018	17,993
Canada 2.75% 12/1/2048		3,500	2,463
			29,329

Australian dollars 1.89%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	6,610	3,657
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		5,789	3,036
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		9,735	5,922
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		20,520	13,320
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034		2,750	1,738
			27,673

Indonesian rupiah 1.61%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR	22,733,000	1,569
Indonesia (Republic of), Series 64, 6.125% 5/15/2028		20,866,000	1,399
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		34,820,000	2,371
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		26,010,000	1,984
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		129,751,000	9,551
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		2,930,000	204
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		61,346,000	4,308
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		27,353,000	2,102
			23,488

Colombian pesos 1.04%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	41,734,700	8,442
Colombia (Republic of), Series B, 13.25% 2/9/2033		10,989,500	3,093
Colombia (Republic of), Series B, 7.25% 10/26/2050		21,884,200	3,729
			15,264

South African rand 0.48%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	30,120	1,414
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		101,121	4,405
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048		30,850	1,190
			7,009

Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK	53,963	5,961
Realkredit Danmark AS 1.00% 10/1/2053[5]		2,669	278
			6,239

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Zealand dollars 0.28%
New Zealand 4.50% 5/15/2030	NZD	6,638	$4,055

Chilean pesos 0.25%
Chile (Republic of) 1.50% 3/1/2026[4]	CLP	830,141	995
Chile (Republic of) 5.00% 10/1/2028		955,000	1,167
Chile (Republic of) 4.70% 9/1/2030		1,205,000	1,455
			3,617

Peruvian nuevos soles 0.16%
Peru (Republic of) 6.15% 8/12/2032	PEN	9,010	2,373

Malaysian ringgits 0.15%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR	10,588	2,160

Indian rupees 0.08%
India (Republic of) 5.15% 11/9/2025	INR	96,010	1,125

Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON	5,000	1,074

Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	4,900	1,028

Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 5/18/2032	NOK	6,615	545

Ukrainian hryvnia 0.01%
Ukraine 10.95% 11/1/2023	UAH	5,740	96
Ukraine 9.99% 5/22/2024		7,168	121
			217

U.S. dollars 40.96%
1375209 B.C., Ltd. 9.00% 1/30/2028[6]	USD	60	60
7-Eleven, Inc. 0.95% 2/10/2026[6]		520	465
7-Eleven, Inc. 1.30% 2/10/2028[6]		2,180	1,843
7-Eleven, Inc. 1.80% 2/10/2031[6]		2,015	1,595
Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]		256	258
AerCap Ireland Capital DAC 2.45% 10/29/2026		2,102	1,879
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]		660	510
AG Issuer, LLC 6.25% 3/1/2028[6]		295	281
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]		103	106
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,6]		1,225	1,245
Alabama Power Co. 3.00% 3/15/2052		980	663
Albertsons Companies, Inc. 3.50% 3/15/2029[6]		190	165
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]		75	67
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]		290	273
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]		120	105
Allied Universal Holdco, LLC 9.75% 7/15/2027[6]		175	155
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]		300	222
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]		200	203
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[7,8]		570	518
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,678
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]		241	236

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
American Electric Power Company, Inc. 1.00% 11/1/2025	USD	250	$226
American Express Co. 3.375% 5/3/2024		4,202	4,121
Amgen, Inc. 2.20% 2/21/2027		445	405
Amgen, Inc. 5.25% 3/2/2030		981	984
Amgen, Inc. 5.25% 3/2/2033		2,687	2,692
Amgen, Inc. 5.65% 3/2/2053		1,284	1,301
AmWINS Group, Inc. 4.875% 6/30/2029[6]		135	122
Anglo American Capital PLC 3.95% 9/10/2050[6]		521	387
Angola (Republic of) 9.50% 11/12/2025		1,010	990
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]		110	82
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]		115	82
Apache Corp. 5.10% 9/1/2040		30	24
Apache Corp. 5.35% 7/1/2049		25	19
Apple, Inc. 3.35% 8/8/2032		1,600	1,493
ARD Finance SA 6.50% Cash 6/30/2027[6,9]		210	170
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]		245	213
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]		1,921	643
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]		3,025	910
Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]		55	48
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[7,8]		120	108
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]		160	157
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]		55	49
AssuredPartners, Inc. 7.00% 8/15/2025[6]		120	119
AssuredPartners, Inc. 5.625% 1/15/2029[6]		365	316
AstraZeneca PLC 3.50% 8/17/2023		2,700	2,693
AT&T, Inc. 3.50% 9/15/2053		2,070	1,467
Atkore, Inc. 4.25% 6/1/2031[6]		25	22
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.967% 9/22/2028[7,8]		148	147
Avantor Funding, Inc. 4.625% 7/15/2028[6]		160	148
Avantor Funding, Inc. 3.875% 11/1/2029[6]		90	79
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]		1,817	1,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]		996	995
B&G Foods, Inc. 5.25% 4/1/2025		65	62
B&G Foods, Inc. 5.25% 9/15/2027		220	191
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[1]		847	809
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		6,260	5,855
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		3,745	3,346
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,780	3,825
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		2,350	2,293
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]		1,290	1,259
BAT Capital Corp. 2.789% 9/6/2024		1,150	1,107
BAT Capital Corp. 3.215% 9/6/2026		955	888
BAT Capital Corp. 3.557% 8/15/2027		1,545	1,422
BAT Capital Corp. 3.462% 9/6/2029		1,150	997
Bath & Body Works, Inc. 6.625% 10/1/2030[6]		120	116
Bath & Body Works, Inc. 6.875% 11/1/2035		75	69
Bausch Health Americas, Inc. 9.25% 4/1/2026[6]		80	67
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]		75	66
Bausch Health Companies, Inc. 14.00% 10/15/2030[6]		160	96
Bausch Health Companies, Inc. 5.25% 2/15/2031[6]		145	61
Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]		30	20
Becton, Dickinson and Company 4.298% 8/22/2032		320	304
Berkshire Hathaway Energy Company 2.85% 5/15/2051		300	194
Berkshire Hathaway Energy Company 4.60% 5/1/2053		117	100
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]		400	357
Blue Racer Midstream, LLC 7.625% 12/15/2025[6]		65	66

American Funds Insurance Series	201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[7,8]	USD	25	$24
BMW US Capital, LLC 3.90% 4/9/2025[6]		900	878
BMW US Capital, LLC 4.15% 4/9/2030[6]		900	861
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]		700	584
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]		1,275	1,045
Boeing Co. 5.15% 5/1/2030		2,855	2,829
Boeing Co. 3.625% 2/1/2031		1,127	1,015
Bombardier, Inc. 7.125% 6/15/2026[6]		60	60
Bombardier, Inc. 6.00% 2/15/2028[6]		65	62
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[6]		43	39
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[6]		32	29
Boxer Parent Co., Inc. 9.125% 3/1/2026[6]		160	159
Boyd Gaming Corp. 4.75% 12/1/2027		120	114
Boyd Gaming Corp. 4.75% 6/15/2031[6]		45	40
Boyne USA, Inc. 4.75% 5/15/2029[6]		107	97
BPCE 5.15% 7/21/2024[6]		1,800	1,768
Brazil (Federative Republic of) 6.00% 10/20/2033		1,600	1,585
British Columbia (Province of) 4.20% 7/6/2033		1,240	1,238
Broadcom, Inc. 4.00% 4/15/2029[6]		250	231
Broadcom, Inc. 3.419% 4/15/2033[6]		698	584
Broadcom, Inc. 3.469% 4/15/2034[6]		48	39
Broadcom, Inc. 3.137% 11/15/2035[6]		185	142
Broadcom, Inc. 3.75% 2/15/2051[6]		926	682
Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]		50	42
BWX Technologies, Inc. 4.125% 4/15/2029[6]		195	176
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[5,6,8]		1,310	1,269
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[5,6,8]		989	960
Caesars Entertainment, Inc. 6.25% 7/1/2025[6]		35	35
Caesars Entertainment, Inc. 4.625% 10/15/2029[6]		15	13
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]		209	210
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[6,7,8]		15	15
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]		2,150	2,147
California Resources Corp. 7.125% 2/1/2026[6]		100	101
Callon Petroleum Co. 7.50% 6/15/2030[6]		30	28
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,378	979
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]		90	73
Carnival Corp. 6.00% 5/1/2029[6]		100	89
CCO Holdings, LLC 5.125% 5/1/2027[6]		125	117
CCO Holdings, LLC 4.75% 3/1/2030[6]		135	116
CCO Holdings, LLC 4.50% 8/15/2030[6]		255	213
CCO Holdings, LLC 4.25% 2/1/2031[6]		155	126
CCO Holdings, LLC 4.50% 6/1/2033[6]		162	127
CCO Holdings, LLC 4.25% 1/15/2034[6]		70	53
Cedar Fair, LP 5.50% 5/1/2025[6]		120	119
Centene Corp. 2.45% 7/15/2028		40	34
Centene Corp. 4.625% 12/15/2029		325	299
Centene Corp. 2.50% 3/1/2031		65	52
Central Garden & Pet Co. 4.125% 10/15/2030		74	62
Central Garden & Pet Co. 4.125% 4/30/2031[6]		110	91
Charles River Laboratories International, Inc. 4.25% 5/1/2028[6]		35	32
Charter Communications Operating, LLC 3.75% 2/15/2028		2,650	2,431
Cheniere Energy Partners, LP 4.50% 10/1/2029		160	147
Cheniere Energy Partners, LP 4.00% 3/1/2031		75	66
Cheniere Energy Partners, LP 3.25% 1/31/2032		26	21
Chesapeake Energy Corp. 4.875% 4/15/2022[3]		915	21
Chesapeake Energy Corp. 5.875% 2/1/2029[6]		130	124
Chesapeake Energy Corp. 6.75% 4/15/2029[6]		30	30
Chord Energy Corp. 6.375% 6/1/2026[6]		15	15

202	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Chubb INA Holdings, Inc. 3.35% 5/3/2026	USD	195	$188
Chubb INA Holdings, Inc. 4.35% 11/3/2045		425	385
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,6,8]		1,240	1,240
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]		805	820
Civitas Resources, Inc. 8.75% 7/1/2031[6]		90	91
Clarios Global, LP 6.25% 5/15/2026[6]		44	44
Clarios Global, LP 8.50% 5/15/2027[6]		50	50
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]		45	40
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]		5	4
Clean Harbors, Inc. 6.375% 2/1/2031[6]		60	60
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]		100	88
Cloud Software Group, Inc. 6.50% 3/31/2029[6]		235	209
Cloud Software Group, Inc. 9.00% 9/30/2029[6]		125	109
CMS Energy Corp. 3.875% 3/1/2024		100	99
CMS Energy Corp. 3.00% 5/15/2026		1,200	1,124
CNX Resources Corp. 7.25% 3/14/2027[6]		240	238
Coinbase Global, Inc. 3.375% 10/1/2028[6]		55	37
Coinbase Global, Inc. 3.625% 10/1/2031[6]		85	50
Colombia (Republic of) 3.875% 4/25/2027		350	318
Comcast Corp. 4.80% 5/15/2033		4,100	4,059
Commonwealth Bank of Australia 2.688% 3/11/2031[6]		4,650	3,649
CommScope Technologies, LLC 6.00% 6/15/2025[6]		160	149
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]		307	269
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]		65	53
Comstock Resources, Inc. 6.75% 3/1/2029[6]		110	101
Comstock Resources, Inc. 5.875% 1/15/2030[6]		65	57
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[5,6,8]		1,819	1,829
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[5,6,8]		1,165	1,169
ConocoPhillips Co. 5.30% 5/15/2053		761	775
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[9]		1,116	661
Constellium SE 3.75% 4/15/2029[6]		125	106
Consumers Energy Co. 3.375% 8/15/2023		345	344
Consumers Energy Co. 3.60% 8/15/2032		1,600	1,444
Corebridge Financial, Inc. 3.90% 4/5/2032		748	651
CoreLogic, Inc. 4.50% 5/1/2028[6]		364	294
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[7,8]		65	53
Corporate Office Properties, LP 2.75% 4/15/2031		1,212	922
Coty, Inc. 4.75% 1/15/2029[6]		65	60
Covanta Holding Corp. 4.875% 12/1/2029[6]		25	22
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]		333	328
Crédit Agricole SA 4.375% 3/17/2025[6]		1,100	1,060
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]		2,675	2,464
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]		188	183
Crestwood Midstream Partners, LP 6.00% 2/1/2029[6]		55	51
Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]		100	101
Crestwood Midstream Partners, LP 7.375% 2/1/2031[6]		14	14
Crown Castle, Inc. 2.50% 7/15/2031		767	631
CSX Corp. 3.80% 4/15/2050		75	60
CVR Partners, LP 6.125% 6/15/2028[6]		65	57
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		725	686
Danske Bank AS 3.875% 9/12/2023[6]		1,675	1,669
Darling Ingredients, Inc. 6.00% 6/15/2030[6]		180	176
Deluxe Corp. 8.00% 6/1/2029[6]		20	16
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		850	757
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		1,160	998
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,184
Development Bank of Mongolia, LLC 7.25% 10/23/2023		1,980	1,973
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,8,9]		25	24

American Funds Insurance Series	203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[9]	USD	22	$21
Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]		310	8
Diebold Nixdorf, Inc. 9.375% 7/15/2025[3,6]		309	57
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]		198	187
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]		129	122
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,7,8]		93	17
DIRECTV Financing, LLC 5.875% 8/15/2027[6]		50	45
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[7,8]		97	95
DISH DBS Corp. 5.25% 12/1/2026[6]		15	12
DISH Network Corp. 11.75% 11/15/2027[6]		260	254
Dominican Republic 5.50% 1/27/2025[6]		1,375	1,355
Dominican Republic 8.625% 4/20/2027[6]		225	235
Dominican Republic 5.50% 2/22/2029[6]		350	328
Dominican Republic 6.40% 6/5/2049[6]		813	695
Ecopetrol SA 6.875% 4/29/2030		1,445	1,319
Edison International 4.125% 3/15/2028		2,390	2,232
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	87
Electricité de France SA 6.25% 5/23/2033[6]		800	814
Electricité de France SA 4.875% 9/21/2038[6]		795	669
Electricité de France SA 6.90% 5/23/2053[6]		600	622
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]		300	308
Eli Lilly and Co. 4.70% 2/27/2033		1,118	1,133
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		830	654
Enbridge, Inc. 4.00% 10/1/2023		600	598
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[6]		205	152
Enel Finance International NV 1.375% 7/12/2026[6]		1,248	1,102
Enel Finance International NV 1.875% 7/12/2028[6]		1,227	1,030
Enfragen Energia Sur SA 5.375% 12/30/2030		264	172
Entegris Escrow Corp. 4.75% 4/15/2029[6]		45	42
Entergy Corp. 0.90% 9/15/2025		750	674
Entergy Louisiana, LLC 4.75% 9/15/2052		1,275	1,172
Enviri Corp. 5.75% 7/31/2027[6]		145	126
EQM Midstream Partners, LP 6.50% 7/1/2027[6]		225	222
EQM Midstream Partners, LP 7.50% 6/1/2030[6]		45	46
EQM Midstream Partners, LP 6.50% 7/15/2048		40	36
Equinix, Inc. 1.80% 7/15/2027		1,145	993
Equinix, Inc. 2.15% 7/15/2030		3,216	2,603
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]		60	58
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		3,910	2,712
Export-Import Bank of Korea 5.125% 1/11/2033		1,175	1,205
Fair Isaac Corp. 4.00% 6/15/2028[6]		35	32
Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]		1,868	1,652
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]		115	114
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]		20	19
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]		70	69
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]		5,701	5,589
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]		261	260
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]		25	22
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]		25	21
First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]		325	320
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]		240	234
First Student Bidco, Inc. 4.00% 7/31/2029[6]		45	38
FirstEnergy Corp., Series B, 4.15% 7/15/2027		1,800	1,711
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]		2,325	2,048
Ford Motor Co. 3.25% 2/12/2032		20	16
Ford Motor Co. 6.10% 8/19/2032		60	58
Ford Motor Credit Co., LLC 3.81% 1/9/2024		290	286

204	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 2.90% 2/16/2028	USD	200	$171
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	107
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]		3,975	3,778
Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]		4,004	3,436
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]		6,322	5,404
Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]		1,187	1,166
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]		3,793	3,720
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]		310	309
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]		3,315	3,250
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]		820	817
FXI Holdings, Inc. 12.25% 11/15/2026[6]		497	451
Gartner, Inc. 3.75% 10/1/2030[6]		70	61
General Motors Financial Co., Inc. 1.05% 3/8/2024		725	701
Genesis Energy, LP 8.00% 1/15/2027		125	122
Genesis Energy, LP 8.875% 4/15/2030		38	37
Georgia (Republic of) 2.75% 4/22/2026[6]		400	360
Go Daddy Operating Co., LLC 3.50% 3/1/2029[6]		80	69
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	950
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		726	582
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]		2,883	2,462
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]		1,040	884
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]		785	604
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		1,780	1,312
Gray Escrow II, Inc. 5.375% 11/15/2031[6]		30	20
Group 1 Automotive, Inc. 4.00% 8/15/2028[6]		115	101
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]		660	598
Hanesbrands, Inc. 4.875% 5/15/2026[6]		10	9
Hanesbrands, Inc. 9.00% 2/15/2031[6]		17	17
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[7,8]		39	39
Harvest Midstream I, LP 7.50% 9/1/2028[6]		25	25
HCA, Inc. 5.625% 9/1/2028		120	120
HealthEquity, Inc. 4.50% 10/1/2029[6]		80	71
Hess Midstream Operations, LP 5.50% 10/15/2030[6]		34	31
Hightower Holding, LLC 6.75% 4/15/2029[6]		235	203
Hilcorp Energy I, LP 6.00% 4/15/2030[6]		105	96
Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[6]		55	54
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		25	23
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]		115	100
Honduras (Republic of) 6.25% 1/19/2027		2,083	1,901
Honduras (Republic of) 5.625% 6/24/2030		958	777
Howard Hughes Corp. 5.375% 8/1/2028[6]		275	245
Howard Hughes Corp. 4.125% 2/1/2029[6]		195	162
Howard Hughes Corp. 4.375% 2/1/2031[6]		120	96
Howmet Aerospace, Inc. 5.95% 2/1/2037		95	97
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]		305	290
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]		4,172	4,014
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		1,700	1,635
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		921	743
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		1,200	1,245
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[8]		363	342
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		880	837
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		1,007	930
HUB International, Ltd. 7.00% 5/1/2026[6]		304	304
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[7,8]		39	39
Hyundai Capital America 0.875% 6/14/2024[6]		1,200	1,145
Hyundai Capital America 1.50% 6/15/2026[6]		2,375	2,105
Hyundai Capital America 1.65% 9/17/2026[6]		269	237
Hyundai Capital America 5.60% 3/30/2028[6]		1,380	1,374

American Funds Insurance Series	205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hyundai Capital America 2.00% 6/15/2028[6]	USD	600	$505
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023		960	956
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]		500	485
Ingles Markets, Inc. 4.00% 6/15/2031[6]		140	118
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]		3,270	3,169
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]		225	227
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]		55	48
Iron Mountain, Inc. 5.25% 7/15/2030[6]		235	212
Israel (State of) 4.50% 1/17/2033		1,020	1,006
Israel (State of) 3.375% 1/15/2050		1,470	1,108
Israel (State of) 3.875% 7/3/2050		795	654
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		45	44
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]		2,670	2,692
Kantar Group, LLC, Term Loan B2, (3-month USD CME Term SOFR + 4.50%) 10.002% 12/4/2026[7,8]		64	60
KB Home 6.875% 6/15/2027		50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029		110	87
Kennedy-Wilson, Inc. 4.75% 2/1/2030		245	185
Korea Development Bank 4.375% 2/15/2028		2,100	2,059
Korea Development Bank 4.375% 2/15/2033		2,010	1,955
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]		85	78
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]		140	124
LABL, Inc. 10.50% 7/15/2027[6]		45	43
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]		247	246
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]		651	643
Lamar Media Corp. 3.75% 2/15/2028		135	123
Lamar Media Corp. 3.625% 1/15/2031		160	135
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]		140	125
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]		60	54
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]		110	94
Levi Strauss & Co. 3.50% 3/1/2031[6]		115	95
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]		5	5
Lithia Motors, Inc. 4.625% 12/15/2027[6]		120	112
Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]		130	121
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,197
LPL Holdings, Inc. 4.625% 11/15/2027[6]		410	385
LSB Industries, Inc. 6.25% 10/15/2028[6]		165	147
LSC Communications, Inc. 8.75% 10/15/2023[3,6,10]		430	1
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]		45	39
Mastercard, Inc. 2.00% 11/18/2031		600	496
Medline Borrower, LP 5.25% 10/1/2029[6]		155	135
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[7,8]		55	54
Meituan 2.125% 10/28/2025		1,730	1,581
Methanex Corp. 5.125% 10/15/2027		55	51
Methanex Corp. 5.25% 12/15/2029		170	155
MGM Resorts International 5.50% 4/15/2027		90	86
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]		115	99
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]		32	32
Mineral Resources, Ltd. 8.00% 11/1/2027[6]		155	155
Mineral Resources, Ltd. 8.50% 5/1/2030[6]		25	25
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]		1,736	1,626
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]		761	754
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]		225	223
Molina Healthcare, Inc. 4.375% 6/15/2028[6]		80	74
Molina Healthcare, Inc. 3.875% 11/15/2030[6]		75	65
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	1,938
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		1,396	1,090

206	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
MSCI, Inc. 3.875% 2/15/2031[6]	USD	255	$221
MSCI, Inc. 3.625% 11/1/2031[6]		350	299
MSCI, Inc. 3.25% 8/15/2033[6]		33	27
Murphy Oil USA, Inc. 4.75% 9/15/2029		48	44
Nabors Industries, Inc. 7.375% 5/15/2027[6]		55	52
Nasdaq, Inc. 5.95% 8/15/2053		113	116
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]		135	110
Navient Corp. 5.00% 3/15/2027		45	40
Navient Corp. 4.875% 3/15/2028		145	124
NBM US Holdings, Inc. 7.00% 5/14/2026[2]		1,525	1,480
NCL Corp., Ltd. 5.875% 2/15/2027[6]		80	78
NCR Corp. 5.25% 10/1/2030[6]		15	13
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]		85	79
Netflix, Inc. 4.875% 4/15/2028		45	45
Netflix, Inc. 4.875% 6/15/2030[6]		225	222
New Fortress Energy, Inc. 6.75% 9/15/2025[6]		50	47
New Fortress Energy, Inc. 6.50% 9/30/2026[6]		255	228
New York Life Global Funding 1.20% 8/7/2030[6]		2,725	2,113
Newell Brands, Inc. 4.70% 4/1/2026		80	75
Nexstar Media, Inc. 4.75% 11/1/2028[6]		165	143
NFP Corp. 6.875% 8/15/2028[6]		105	91
NGL Energy Operating, LLC 7.50% 2/1/2026[6]		215	212
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]		180	173
Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]		150	147
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]		105	98
Nova Chemicals Corp. 5.25% 6/1/2027[6]		20	18
Novelis Corp. 4.75% 1/30/2030[6]		80	71
Novelis Corp. 3.875% 8/15/2031[6]		20	16
NuStar Logistics, LP 5.625% 4/28/2027		80	77
Occidental Petroleum Corp. 6.375% 9/1/2028		194	197
Occidental Petroleum Corp. 6.625% 9/1/2030		95	99
Occidental Petroleum Corp. 6.125% 1/1/2031		40	41
Occidental Petroleum Corp. 6.45% 9/15/2036		35	36
Occidental Petroleum Corp. 6.20% 3/15/2040		10	10
Occidental Petroleum Corp. 6.60% 3/15/2046		15	15
Oleoducto Central SA 4.00% 7/14/2027		630	552
Open Text Corp. 3.875% 2/15/2028[6]		25	22
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[7,8]		154	155
Option Care Health, Inc. 4.375% 10/31/2029[6]		25	22
Oracle Corp. 2.65% 7/15/2026		2,327	2,152
Oracle Corp. 3.25% 11/15/2027		1,880	1,745
Oracle Corp. 3.95% 3/25/2051		22	17
Orange 9.00% 3/1/2031[1]		2,434	2,990
Oxford Finance, LLC 6.375% 2/1/2027[6]		20	19
Pacific Gas and Electric Co. 4.65% 8/1/2028		542	502
Pacific Gas and Electric Co. 3.30% 8/1/2040		6,850	4,624
Panama (Republic of) 3.75% 4/17/2026		465	458
Panama (Republic of) 6.40% 2/14/2035		850	889
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]		65	56
Party City Holdings, Inc. 8.75% 2/15/2026[3,6]		5	1
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[7,8]		1	1
Performance Food Group, Inc. 5.50% 10/15/2027[6]		11	11
Peru (Republic of) 2.392% 1/23/2026		500	467
Petrobras Global Finance BV 6.75% 6/3/2050		29	26
Petrobras Global Finance BV 5.50% 6/10/2051		21	17
Petroleos Mexicanos 4.625% 9/21/2023		714	708
Petroleos Mexicanos 4.875% 1/18/2024		1,700	1,672
Petroleos Mexicanos 6.875% 10/16/2025		660	635
Petroleos Mexicanos 6.875% 8/4/2026		1,410	1,318
Petroleos Mexicanos 6.84% 1/23/2030		681	542
Petroleos Mexicanos 6.70% 2/16/2032		779	593

American Funds Insurance Series	207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD	2,128	$2,121
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		188	196
PG&E Corp. 5.00% 7/1/2028		145	133
PG&E Corp. 5.25% 7/1/2030		175	157
Philip Morris International, Inc. 5.125% 11/17/2027		315	316
Philip Morris International, Inc. 5.625% 11/17/2029		420	428
Philip Morris International, Inc. 2.10% 5/1/2030		634	525
Philip Morris International, Inc. 5.75% 11/17/2032		1,554	1,592
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,380
Post Holdings, Inc. 5.625% 1/15/2028[6]		85	82
Post Holdings, Inc. 5.50% 12/15/2029[6]		80	74
Post Holdings, Inc. 4.625% 4/15/2030[6]		444	390
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]		613	611
Procter & Gamble Company 3.00% 3/25/2030		338	313
Qatar Energy 3.125% 7/12/2041[6]		2,895	2,221
Qatar Energy 3.30% 7/12/2051[6]		2,942	2,166
Radiology Partners, Inc. 9.25% 2/1/2028[6]		245	90
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[7,8]		10	8
Range Resources Corp. 4.75% 2/15/2030[6]		145	130
Raptor Acquisition Corp. 4.875% 11/1/2026[6]		180	170
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]		25	21
Regal Rexnord Corp. 6.40% 4/15/2033[6]		140	140
RHP Hotel Properties, LP 7.25% 7/15/2028[6]		80	81
RHP Hotel Properties, LP 4.50% 2/15/2029[6]		15	13
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]		55	57
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]		25	21
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]		20	18
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]		40	37
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		75	70
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]		160	171
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]		4	4
RP Escrow Issuer, LLC 5.25% 12/15/2025[6]		190	140
Russian Federation 4.25% 6/23/2027[3]		1,400	574
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]		45	40
Sabre GLBL, Inc. 11.25% 12/15/2027[6]		75	64
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,380
Scentre Group Trust 1 3.50% 2/12/2025[6]		210	202
Scentre Group Trust 1 3.75% 3/23/2027[6]		110	103
Scientific Games Holdings, LP 6.625% 3/1/2030[6]		46	41
Scientific Games International, Inc. 7.00% 5/15/2028[6]		20	20
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]		115	103
Scotts Miracle-Gro Co. 4.50% 10/15/2029		140	120
Scotts Miracle-Gro Co. 4.375% 2/1/2032		55	43
Serbia (Republic of) 6.25% 5/26/2028[6]		740	738
ServiceNow, Inc. 1.40% 9/1/2030		1,830	1,450
Simmons Foods, Inc. 4.625% 3/1/2029[6]		160	128
Sirius XM Radio, Inc. 3.125% 9/1/2026[6]		50	45
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]		195	170
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]		170	132
SM Energy Co. 6.50% 7/15/2028		45	43
Sonic Automotive, Inc. 4.625% 11/15/2029[6]		45	38
Sonic Automotive, Inc. 4.875% 11/15/2031[6]		20	16
Southern California Edison Co. 2.85% 8/1/2029		200	175
Southwestern Energy Co. 5.70% 1/23/2025[1]		110	110
Southwestern Energy Co. 8.375% 9/15/2028		30	31
Southwestern Energy Co. 5.375% 3/15/2030		135	126
Southwestern Energy Co. 4.75% 2/1/2032		105	93
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]		17	18
Sprint Corp. 7.625% 3/1/2026		130	135
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]		2,890	1,318
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]		1,500	1,315

208	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	USD	2,560	$2,584
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		453	362
Stericycle, Inc. 3.875% 1/15/2029[6]		110	98
Sunoco, LP 4.50% 5/15/2029		290	258
Sunoco, LP 4.50% 4/30/2030		35	31
Surgery Center Holdings, Inc. 10.00% 4/15/2027[6]		103	105
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]		12	1
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]		800	767
Talen Energy Supply, LLC 8.625% 6/1/2030[6]		94	97
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]		3,450	2,267
Tenet Healthcare Corp. 6.125% 10/1/2028		25	24
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		2,789	2,773
The Bank of Nova Scotia 2.45% 2/2/2032		2,100	1,713
The Cigna Group 2.375% 3/15/2031		375	315
The Dun & Bradstreet Corp. 5.00% 12/15/2029[6]		47	42
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[7,8]		244	229
T-Mobile USA, Inc. 2.40% 3/15/2029		1,079	928
Toyota Motor Credit Corp. 3.375% 4/1/2030		453	417
TransDigm, Inc. 6.25% 3/15/2026[6]		65	65
TransDigm, Inc. 5.50% 11/15/2027		45	43
TransDigm, Inc. 4.875% 5/1/2029		80	72
Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]		61	60
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]		102	104
Transocean, Inc. 8.75% 2/15/2030[6]		40	41
Transocean, Inc. 6.80% 3/15/2038		35	24
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,10]		100	88
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,6]		379	371
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]		251	241
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]		100	95
Triumph Group, Inc. 9.00% 3/15/2028[6]		71	73
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		1,410	1,035
U.S. Treasury 0.75% 8/31/2026		4,361	3,890
U.S. Treasury 0.875% 9/30/2026		11,098	9,929
U.S. Treasury 1.125% 10/31/2026		1,698	1,527
U.S. Treasury 2.50% 3/31/2027		9,560	8,958
U.S. Treasury 3.625% 3/31/2028		20	20
U.S. Treasury 3.625% 5/31/2028[11]		42,769	41,828
U.S. Treasury 1.625% 8/15/2029		383	334
U.S. Treasury 1.375% 11/15/2031[11]		15,508	12,780
U.S. Treasury 3.375% 5/15/2033		1,975	1,908
U.S. Treasury 1.125% 5/15/2040[11]		6,190	4,014
U.S. Treasury 1.75% 8/15/2041		4,650	3,268
U.S. Treasury 3.875% 5/15/2043		1,600	1,565
U.S. Treasury 3.00% 8/15/2048		5,045	4,254
U.S. Treasury 2.00% 8/15/2051		5,755	3,918
U.S. Treasury 3.00% 8/15/2052[11]		6,370	5,411
U.S. Treasury 4.00% 11/15/2052		1,072	1,100
U.S. Treasury 3.625% 2/15/2053[11]		25,826	24,760
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]		3,297	2,198
UBS Group AG 1.008% 7/30/2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,6]		1,950	1,942
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]		2,265	2,215
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[7,8]		75	75
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[7,8]		75	73
Ukraine 7.75% 9/1/2024[3]		6,210	1,615
Ukraine 7.75% 9/1/2026[3]		1,570	382

American Funds Insurance Series	209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ukraine 6.876% 5/21/2031[3]	USD	1,269	$293
Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,12]		3,075	2,725
Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,12]		9,600	7,831
Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,12]		10,995	9,325
Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,12]		277	244
Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,12]		32,639	29,746
Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,12]		6,410	6,016
Uniform Mortgage-Backed Security 4.50% 7/1/2053[5,12]		29,613	28,472
Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,12]		4,191	4,107
Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,12]		8,696	8,654
Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,12]		16,005	16,148
Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,12]		14,100	11,976
Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,12]		1,660	1,463
Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,12]		4,000	3,757
United Mexican States 6.338% 5/4/2053		425	434
United Natural Foods, Inc. 6.75% 10/15/2028[6]		85	71
Univision Communications, Inc. 4.50% 5/1/2029[6]		250	215
US Foods, Inc. 4.625% 6/1/2030[6]		35	31
Vail Resorts, Inc. 6.25% 5/15/2025[6]		120	120
Valvoline, Inc. 3.625% 6/15/2031[6]		85	69
Venator Finance SARL 9.50% 7/1/2025[3,6]		185	142
Venator Finance SARL 5.75% 7/15/2025[3,6]		140	3
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[7,8]		39	41
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]		35	31
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]		31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]		125	108
Verizon Communications, Inc. 3.15% 3/22/2030		575	511
Verizon Communications, Inc. 2.55% 3/21/2031		2,100	1,754
Verizon Communications, Inc. 2.355% 3/15/2032		3,500	2,816
VICI Properties, LP 4.375% 5/15/2025		1,563	1,512
VICI Properties, LP 4.625% 12/1/2029[6]		15	14
VICI Properties, LP 4.125% 8/15/2030[6]		420	370
VZ Secured Financing BV 5.00% 1/15/2032[6]		200	161
W&T Offshore, Inc. 11.75% 2/1/2026[6]		55	55
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		917	814
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		1,928	1,626
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]		140	141
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]		320	299
WEA Finance, LLC 3.75% 9/17/2024[6]		535	505
Weatherford International, Ltd. 6.50% 9/15/2028[6]		65	65
Weatherford International, Ltd. 8.625% 4/30/2030[6]		93	95
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		5,788	5,408
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		1,600	1,405
WESCO Distribution, Inc. 7.125% 6/15/2025[6]		180	182
WESCO Distribution, Inc. 7.25% 6/15/2028[6]		200	204
Western Midstream Operating, LP 3.35% 2/1/2025[1]		85	81
Western Midstream Operating, LP 6.15% 4/1/2033		30	30
Western Midstream Operating, LP 5.50% 2/1/2050[1]		25	21
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]		1,485	1,480
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]		278	275
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]		60	59
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		1,250	1,169
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[6,9]		37	16
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[6,9]		30	27
WMG Acquisition Corp. 3.75% 12/1/2029[6]		125	108
WMG Acquisition Corp. 3.875% 7/15/2030[6]		135	117
WMG Acquisition Corp. 3.00% 2/15/2031[6]		80	65
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,10]		105	101
Wynn Las Vegas, LLC 5.50% 3/1/2025[6]		110	108
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]		43	43

210	American Funds Insurance Series

CapitalWorld Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. dollars (continued)
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[7,8]		USD	110	$105
Ziggo Bond Co. BV 5.125% 2/28/2030[6]			200	152
Ziggo BV 4.875% 1/15/2030[6]			300	249
				597,610
Total bonds, notes & other debt instruments (cost: $1,474,574,000)				1,358,705

Investment funds 3.45%		Shares
U.S. dollars 3.45%
Capital Group Central Corporate Bond Fund[13]			6,083,317	50,370
Total investment funds (cost: $48,003,000)				50,370

Preferred securities 0.00%
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[6,10,14]			48	36
Total preferred securities (cost: $49,000)				36

Common stocks 0.02%
U.S. dollars 0.02%
Constellation Oil Services Holding SA, Class B-1[10,14]			1,214,969	133
Altera Infrastructure, LP10,14			1,308	110
Talen Energy Corp.[14]			575	29
WeWork, Inc., Class A14			8,100	2
Bighorn Permian Resources, LLC[10]			531	–	[15]
Total common stocks (cost: $577,000)				274

Short-term securities 12.40%
Money market investments 10.84%
Capital Group Central Cash Fund 5.15%[13,16]			1,581,248	158,141

	Weighted average yield at acquisition		Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.56%
Japan Treasury 2/20/2024	(0.103)%	JPY	3,277,100	22,733
Total short-term securities (cost: $182,566,000)				180,874

Total investment securities 108.99% (cost: $1,705,769,000)				1,590,259
Other assets less liabilities (8.99)%				(131,205)
Net assets 100.00%				$1,459,054

American Funds Insurance Series	221

Capital World Bond Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
2 Year Euro-Schatz Futures	Short	327	September 2023	USD	(37,413)	$117
2 Year U.S. Treasury Note Futures	Long	637	September 2023		129,530	(1,185)
5 Year Euro-Bobl Futures	Long	257	September 2023		32,449	(503)
5 Year U.S. Treasury Note Futures	Long	1,361	September 2023		145,755	(2,602)
10 Year Italy Government Bond Futures	Long	134	September 2023		16,978	(38)
10 Year Euro-Bund Futures	Short	202	September 2023		(29,479)	295
10 Year Japanese Government Bond Futures	Short	77	September 2023		(79,271)	(302)
10 Year Australian Treasury Bond Futures	Long	70	September 2023		5,417	(9)
10 Year U.S. Treasury Note Futures	Short	117	September 2023		(13,135)	177
10 Year Ultra U.S. Treasury Note Futures	Short	517	September 2023		(61,232)	599
10 Year UK Gilt Futures	Long	11	September 2023		1,331	– [15]
20 Year U.S. Treasury Bond Futures	Long	147	September 2023		18,655	34
30 Year Euro-Buxl Futures	Long	53	September 2023		8,074	81
30 Year Ultra U.S. Treasury Bond Futures	Short	109	September 2023		(14,848)	(134)
						$(3,470)

Forward currency contracts

						Unrealized
						Appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
ZAR	74,500	USD	3,952	UBS AG	7/3/2023	$6
USD	1,592	ZAR	30,500	Bank of New York Mellon	7/3/2023	(28)
USD	2,258	ZAR	44,000	UBS AG	7/3/2023	(79)
CAD	12,823	USD	9,476	Morgan Stanley	7/7/2023	204
USD	982	GBP	790	Bank of America	7/7/2023	(21)
EUR	8,530	USD	9,178	Morgan Stanley	7/10/2023	135
EUR	1,490	USD	1,600	Bank of America	7/10/2023	27
EUR	1,620	USD	1,745	Goldman Sachs	7/10/2023	24
MXN	140,350	USD	8,168	Bank of America	7/10/2023	15
HUF	1,284,310	EUR	3,427	JPMorgan Chase	7/10/2023	10
ILS	4,200	USD	1,125	Goldman Sachs	7/10/2023	9
EUR	5,100	CAD	7,368	HSBC Bank	7/10/2023	5
USD	2,482	EUR	2,270	BNP Paribas	7/10/2023	3
USD	1,301	EUR	1,190	HSBC Bank	7/10/2023	2
USD	1,669	COP	7,000,000	BNP Paribas	7/10/2023	(3)
EUR	1,340	USD	1,466	Bank of New York Mellon	7/10/2023	(3)
EUR	1,790	USD	1,959	Bank of America	7/10/2023	(5)
EUR	1,910	USD	2,093	Citibank	7/10/2023	(8)
USD	1,568	COP	6,600,000	Goldman Sachs	7/10/2023	(9)
USD	2,345	HUF	818,090	Goldman Sachs	7/10/2023	(44)
USD	4,414	GBP	3,530	HSBC Bank	7/10/2023	(69)
AUD	4,500	USD	3,096	Standard Chartered Bank	7/10/2023	(97)
USD	3,893	MXN	68,500	Morgan Stanley	7/10/2023	(101)
JPY	509,620	USD	3,677	Morgan Stanley	7/10/2023	(140)
USD	22,521	AUD	34,200	JPMorgan Chase	7/10/2023	(268)
AUD	12,970	USD	8,925	Bank of America	7/10/2023	(283)
BRL	3,800	USD	765	Citibank	7/11/2023	27
USD	3,988	NZD	6,561	HSBC Bank	7/11/2023	(38)
THB	368,000	USD	10,645	Citibank	7/14/2023	(215)
USD	16,894	KRW	21,690,694	HSBC Bank	7/17/2023	420

212	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

						Unrealized
						Appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
PLN	27,850	USD	6,695	HSBC Bank	7/17/2023	$148
EUR	24,530	USD	26,656	Citibank	7/17/2023	135
PLN	20,540	EUR	4,566	HSBC Bank	7/17/2023	59
USD	7,169	IDR	107,102,850	JPMorgan Chase	7/17/2023	50
EUR	6,000	USD	6,511	BNP Paribas	7/17/2023	42
DKK	17,400	USD	2,525	UBS AG	7/17/2023	28
CZK	47,290	EUR	1,978	Barclays Bank PLC	7/17/2023	9
BRL	5,700	USD	1,179	Goldman Sachs	7/17/2023	8
EUR	1,440	USD	1,568	Standard Chartered Bank	7/17/2023	4
COP	9,234,000	USD	2,197	BNP Paribas	7/17/2023	3
USD	511	COP	2,147,484	BNP Paribas	7/17/2023	(1)
NZD	1,070	USD	666	JPMorgan Chase	7/17/2023	(9)
SEK	23,400	USD	2,182	BNP Paribas	7/17/2023	(10)
EUR	2,570	USD	2,818	Citibank	7/17/2023	(12)
SEK	22,100	USD	2,076	Standard Chartered Bank	7/17/2023	(26)
CNH	104,690	USD	14,672	Citibank	7/17/2023	(251)
CNH	146,967	USD	20,560	Citibank	7/17/2023	(316)
JPY	376,000	USD	2,637	Goldman Sachs	7/18/2023	(24)
JPY	2,902,270	USD	20,903	Morgan Stanley	7/18/2023	(731)
JPY	5,640,928	USD	40,542	HSBC Bank	7/18/2023	(1,334)
EUR	6,170	USD	6,788	Goldman Sachs	7/20/2023	(48)
EUR	10,720	USD	11,725	Morgan Stanley	7/21/2023	(14)
THB	170,870	USD	4,864	JPMorgan Chase	7/24/2023	(16)
THB	189,700	USD	5,401	Morgan Stanley	7/24/2023	(20)
USD	3,779	CAD	4,970	Bank of America	7/25/2023	26
USD	3,444	GBP	2,700	Bank of America	7/25/2023	14
MYR	8,560	USD	1,834	Standard Chartered Bank	7/25/2023	12
USD	748	NOK	7,930	BNP Paribas	7/25/2023	9
USD	2,068	MXN	35,480	Bank of America	7/25/2023	6
CHF	2,790	USD	3,127	UBS AG	7/25/2023	(1)
MXN	40,500	USD	2,359	HSBC Bank	7/25/2023	(5)
PLN	18,110	EUR	4,075	Standard Chartered Bank	7/25/2023	(5)
USD	23,076	MXN	398,073	Morgan Stanley	7/25/2023	(59)
EUR	7,190	PLN	31,970	UBS AG	7/26/2023	6
DKK	46,980	EUR	6,310	Bank of America	7/26/2023	1
JPY	182,300	USD	1,278	Morgan Stanley	7/26/2023	(9)
CNH	234,750	USD	32,488	HSBC Bank	7/26/2023	(126)
USD	14,773	DKK	100,190	HSBC Bank	7/27/2023	64
USD	3,942	ZAR	74,500	UBS AG	7/28/2023	(4)
USD	542	BRL	2,615	Citibank	8/4/2023	(1)
USD	5,446	BRL	26,395	JPMorgan Chase	10/2/2023	25
USD	4,698	BRL	22,770	Citibank	10/2/2023	22
USD	2,439	BRL	13,000	Citibank	12/29/2023	(201)
USD	232	BRL	1,255	Citibank	1/2/2024	(22)
USD	4,287	BRL	23,130	Citibank	1/2/2024	(409)
USD	8,868	BRL	48,887	Citibank	1/2/2024	(1,058)
USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	2,283
JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	(2,065)
USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	2,065
						$(2,282)

American Funds Insurance Series	213

Capital World Bond Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

										Unrealized
								Upfront		(depreciation)
Receive		Pay			Notional		Value at	premium		appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2023 (000)	paid (000)		at 6/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	4,428	$(17)	$–		$(17)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(147)	–		(147)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(60)	–		(60)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,764	(149)	–		(149)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(25)	–		(25)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(26)	–		(26)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(30)	–		(30)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023		11,830	(68)	–		(68)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023		11,817	(74)	–		(74)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023		12,043	(77)	–		(77)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		12,093	(77)	–		(77)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		10,675	(79)	–		(79)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(90)	–		(90)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		12,163	(90)	–		(90)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		12,163	(91)	–		(91)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		13,521	(101)	–		(101)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(128)	–		(128)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(128)	–		(128)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	(11)	–		(11)
2.628%	Annual	SONIA	Annual	7/28/2024		GBP21,600	(966)	–		(966)
3.79165%	Annual	SOFR	Annual	1/13/2026		USD23,220	(424)	–		(424)
4.0285%	Annual	SOFR	Annual	2/10/2026		37,540	(461)	–		(461)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026		MXN47,800	(196)	–		(196)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026		48,400	(203)	–		(203)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026		58,800	(250)	–	[15]	(250)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,000	(52)	–		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		13,900	(52)	–		(52)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,200	(54)	–		(54)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		43,000	(158)	–		(158)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026		14,100	(52)	–		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		27,800	(104)	–		(104)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		62,600	(222)	–		(222)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		172,500	(614)	–		(614)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		28,900	(59)	–		(59)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		43,375	(86)	–		(86)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		89,445	(192)	–		(192)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028		259,800	577	–		577
4.96048%	Annual	SONIA	Annual	6/21/2028		GBP7,810	(56)	–		(56)
4.98038%	Annual	SONIA	Annual	6/21/2028		15,850	(96)	–		(96)
SOFR	Annual	3.29015%	Annual	1/13/2030		USD11,280	296	–		296
SOFR	Annual	3.4705%	Annual	2/10/2030		16,910	266	–		266
SONIA	Annual	4.34948%	Annual	6/21/2033		GBP4,240	6	–		6
SONIA	Annual	4.36738%	Annual	6/21/2033		8,600	(3)	–		(3)
							$(4,623)	$–	[15]	$(4,623)

214	American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD	12,672	$(350)	$(146)	$(204)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD66,201		$989		$567	$422

Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 3.45%
Capital Group Central Corporate Bond Fund	$48,676	$924	$—	$—	$770	$50,370	$924

Short-term securities 10.84%
Money market investments 10.84%
Capital Group Central Cash Fund 5.15%[16]	167	547,669	389,720	2	23	158,141	2,783
Total 14.29%				$2	$793	$208,511	$3,707

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,638	$5,384	.37%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	3,242	2,199	.15
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	5,992	5,296	.36
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,392	3,041	.21
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,467	1,480	.10
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,10]	6/23/2023	101	101	.01
Total		$19,832	$17,501	1.20%

American Funds Insurance Series	215

Capital World Bond Fund (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,501,000, which represented 1.20% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,174,000, which represented 7.28% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,165,000, which represented .15% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Value determined using significant unobservable inputs.

[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,003,000, which represented ..82% of the net assets of the fund.

[12]	Purchased on a TBA basis.

[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[14]	Security did not produce income during the last 12 months.

[15]	Amount less than one thousand.

[16]	Rate represents the seven-day yield at 6/30/2023.

[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.

[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

216	American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2023	unaudited

	Principal amount		Value
Bonds, notes & other debt instruments 89.97%	(000)		(000)
Corporate bonds, notes & loans 89.90%
Energy 15.23%
Aethon United BR, LP 8.25% 2/15/2026[1]	USD	295	$290
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		570	530
Antero Resources Corp. 7.625% 2/1/2029[1]		244	248
Antero Resources Corp. 5.375% 3/1/2030[1]		230	213
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		2,040	1,976
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]		170	212
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		271	267
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		1,245	1,112
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		1,610	1,439
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		496	502
California Resources Corp. 7.125% 2/1/2026[1]		390	392
Callon Petroleum Co. 7.50% 6/15/2030[1]		1,360	1,285
Cheniere Energy Partners, LP 4.50% 10/1/2029		938	862
Cheniere Energy Partners, LP 4.00% 3/1/2031		413	364
Cheniere Energy Partners, LP 3.25% 1/31/2032		175	144
Cheniere Energy, Inc. 4.625% 10/15/2028		1,341	1,254
Chesapeake Energy Corp. 4.875% 4/15/2022[2]		4,300	97
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		790	771
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		2,190	2,082
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		755	750
Chord Energy Corp. 6.375% 6/1/2026[1]		795	789
Civitas Resources, Inc. 5.00% 10/15/2026[1]		905	854
Civitas Resources, Inc. 8.375% 7/1/2028[1]		800	810
Civitas Resources, Inc. 8.75% 7/1/2031[1]		2,820	2,862
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		280	238
CNX Resources Corp. 7.25% 3/14/2027[1]		1,168	1,157
CNX Resources Corp. 6.00% 1/15/2029[1]		2,034	1,887
CNX Resources Corp. 7.375% 1/15/2031[1]		1,111	1,082
Comstock Resources, Inc. 6.75% 3/1/2029[1]		1,230	1,127
Comstock Resources, Inc. 5.875% 1/15/2030[1]		1,260	1,095
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[3]		3,169	1,876
Continental Resources, Inc. 5.75% 1/15/2031[1]		365	347
Crescent Energy Finance, LLC 7.25% 5/1/2026[1]		500	470
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		1,757	1,706
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]		290	275
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]		365	341
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		1,675	1,699
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]		447	441
Devon Energy Corp. 5.875% 6/15/2028		202	201
Devon Energy Corp. 4.50% 1/15/2030		493	465
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,4]		68	66
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[3]		62	59
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,503	1,320
DT Midstream, Inc. 4.375% 6/15/2031[1]		307	265
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]		1,205	1,193
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		250	227
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]		425	421
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]		1,080	1,005
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		80	70
Energean PLC 6.50% 4/30/2027[1]		380	347
EPIC Crude Services, LP, Term Loan B, (3-month USD-LIBOR + 5.00%) 10.48% 3/2/2026[4,5]		140	134
EQM Midstream Partners, LP 4.125% 12/1/2026		222	207
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		405	409
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		2,345	2,315
EQM Midstream Partners, LP 5.50% 7/15/2028		881	834
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		835	746
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		338	342
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		1,645	1,443
EQM Midstream Partners, LP 6.50% 7/15/2048		910	824
EQT Corp. 5.00% 1/15/2029		170	160

American Funds Insurance Series	217

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQT Corp. 3.625% 5/15/2031[1]	USD	290	$250
Genesis Energy, LP 6.50% 10/1/2025		1,886	1,860
Genesis Energy, LP 6.25% 5/15/2026		320	304
Genesis Energy, LP 8.00% 1/15/2027		2,960	2,889
Genesis Energy, LP 7.75% 2/1/2028		87	83
Genesis Energy, LP 8.875% 4/15/2030		1,000	978
Harbour Energy PLC 5.50% 10/15/2026[1]		1,545	1,422
Harvest Midstream I, LP 7.50% 9/1/2028[1]		1,947	1,932
Hess Midstream Operations, LP 5.125% 6/15/2028[1]		851	797
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		1,430	1,249
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		630	583
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		145	137
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		985	893
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		922	841
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		723	647
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		700	625
Holly Energy Partners, LP 6.375% 4/15/2027[1]		220	218
Jonah Energy, LLC 12.00% 11/5/2025[6]		852	852
Matador Resources Co. 6.875% 4/15/2028[1]		425	421
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]		739	13
Murphy Oil Corp. 5.75% 8/15/2025		139	137
Murphy Oil Corp. 6.375% 7/15/2028		415	409
Murphy Oil USA, Inc. 4.75% 9/15/2029		820	754
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		1,065	894
Nabors Industries, Inc. 7.375% 5/15/2027[1]		1,745	1,662
Nabors Industries, Ltd. 7.25% 1/15/2026[1]		320	299
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]		1,250	1,249
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		1,625	1,526
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		4,490	4,022
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		8,905	8,780
NGL Energy Partners, LP 6.125% 3/1/2025		2,054	1,974
NGL Energy Partners, LP 7.50% 4/15/2026		650	613
Noble Finance II, LLC 8.00% 4/15/2030[1]		270	275
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		1,890	1,854
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		1,210	1,190
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]		625	583
NuStar Logistics, LP 6.00% 6/1/2026		286	279
Occidental Petroleum Corp. 5.875% 9/1/2025		710	706
Occidental Petroleum Corp. 6.625% 9/1/2030		390	406
Occidental Petroleum Corp. 6.125% 1/1/2031		465	473
Occidental Petroleum Corp. 6.45% 9/15/2036		245	252
Occidental Petroleum Corp. 6.20% 3/15/2040		290	286
Occidental Petroleum Corp. 6.60% 3/15/2046		305	314
Parkland Corp. 4.625% 5/1/2030[1]		440	382
Patterson-UTI Energy, Inc. 5.15% 11/15/2029		80	73
PDC Energy, Inc. 5.75% 5/15/2026		600	598
Permian Resources Operating, LLC 6.875% 4/1/2027[1]		440	435
Petrobras Global Finance BV 6.75% 6/3/2050		288	259
Petrobras Global Finance BV 5.50% 6/10/2051		202	159
Petroleos Mexicanos 4.875% 1/18/2024		223	219
Petroleos Mexicanos 6.875% 10/16/2025		350	336
Petroleos Mexicanos 8.75% 6/2/2029		732	663
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]		320	308
Range Resources Corp. 4.875% 5/15/2025		362	355
Range Resources Corp. 8.25% 1/15/2029		855	891
Range Resources Corp. 4.75% 2/15/2030[1]		970	870
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]		550	504
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		371	353
Southwestern Energy Co. 5.375% 2/1/2029		340	321
Southwestern Energy Co. 5.375% 3/15/2030		2,725	2,546
Southwestern Energy Co. 4.75% 2/1/2032		1,040	918

218	American Funds Insurance Series

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	USD	335	$281
Sunoco, LP 6.00% 4/15/2027		547	539
Sunoco, LP 5.875% 3/15/2028		290	279
Sunoco, LP 4.50% 5/15/2029		1,970	1,750
Sunoco, LP 4.50% 4/30/2030		1,955	1,711
Superior Plus, LP 4.50% 3/15/2029[1]		50	44
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		85	85
Targa Resources Partners, LP 6.50% 7/15/2027		133	132
Targa Resources Partners, LP 6.875% 1/15/2029		915	934
Targa Resources Partners, LP 5.50% 3/1/2030		327	315
Targa Resources Partners, LP 4.875% 2/1/2031		695	643
Targa Resources Partners, LP 4.00% 1/15/2032		190	165
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		375	371
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		1,032	1,055
Transocean, Inc. 7.25% 11/1/2025[1]		500	481
Transocean, Inc. 11.50% 1/30/2027[1]		245	254
Transocean, Inc. 8.75% 2/15/2030[1]		529	538
Transocean, Inc. 6.80% 3/15/2038		540	376
USA Compression Partners, LP 6.875% 4/1/2026		669	656
USA Compression Partners, LP 6.875% 9/1/2027		247	236
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		575	571
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		2,795	2,408
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		1,395	1,144
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		425	432
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		1,000	1,010
W&T Offshore, Inc. 11.75% 2/1/2026[1]		355	354
Weatherford International, Ltd. 6.50% 9/15/2028[1]		2,665	2,679
Weatherford International, Ltd. 8.625% 4/30/2030[1]		3,721	3,781
Western Midstream Operating, LP 3.35% 2/1/2025[7]		450	431
Western Midstream Operating, LP 3.95% 6/1/2025		65	62
Western Midstream Operating, LP 4.50% 3/1/2028		239	226
Western Midstream Operating, LP 4.30% 2/1/2030[7]		80	72
Western Midstream Operating, LP 6.15% 4/1/2033		302	305
Western Midstream Operating, LP 5.50% 2/1/2050[7]		820	673
			128,013

Consumer discretionary 12.99%
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]		525	499
Affinity Interactive 6.875% 12/15/2027[1]		530	467
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]		508	483
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		866	767
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		490	415
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		2,790	2,062
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		904	919
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/2030	EUR	338	376
Asbury Automotive Group, Inc. 4.50% 3/1/2028	USD	250	229
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		1,545	1,373
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		1,310	1,142
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		280	236
AutoNation, Inc. 2.40% 8/1/2031		610	463
Bath & Body Works, Inc. 6.875% 11/1/2035		1,106	1,014
Bath & Body Works, Inc. 6.75% 7/1/2036		655	590
Boyd Gaming Corp. 4.75% 12/1/2027		441	418
Boyd Gaming Corp. 4.75% 6/15/2031[1]		345	309
Boyne USA, Inc. 4.75% 5/15/2029[1]		650	586
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		1,085	1,081
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		1,609	1,406
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		2,140	2,151
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[1,4,5]		390	390

American Funds Insurance Series	219

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	USD	345	$349
Carnival Corp. 10.50% 2/1/2026[1]		1,405	1,478
Carnival Corp. 5.75% 3/1/2027[1]		630	581
Carnival Corp. 4.00% 8/1/2028[1]		3,470	3,079
Carnival Corp. 6.00% 5/1/2029[1]		2,445	2,185
CEC Entertainment, LLC 6.75% 5/1/2026[1]		320	306
Clarios Global, LP 6.25% 5/15/2026[1]		140	139
Clarios Global, LP 8.50% 5/15/2027[1]		315	316
Dana, Inc. 4.25% 9/1/2030		115	96
Dana, Inc. 4.50% 2/15/2032		375	312
Empire Resorts, Inc. 7.75% 11/1/2026[1]		470	380
Everi Holdings, Inc. 5.00% 7/15/2029[1]		95	83
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		1,405	1,234
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		4,820	4,107
First Student Bidco, Inc. 4.00% 7/31/2029[1]		1,315	1,115
First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[4,5]		219	213
Ford Motor Co. 3.25% 2/12/2032		315	248
Ford Motor Co. 6.10% 8/19/2032		695	674
Ford Motor Credit Co., LLC 2.30% 2/10/2025		800	749
Ford Motor Credit Co., LLC 5.125% 6/16/2025		1,545	1,504
Ford Motor Credit Co., LLC 4.134% 8/4/2025		430	408
Ford Motor Credit Co., LLC 3.375% 11/13/2025		665	619
Ford Motor Credit Co., LLC 6.95% 6/10/2026		2,104	2,116
Ford Motor Credit Co., LLC 4.542% 8/1/2026		1,460	1,374
Ford Motor Credit Co., LLC 2.70% 8/10/2026		1,365	1,220
Ford Motor Credit Co., LLC 4.271% 1/9/2027		900	834
Ford Motor Credit Co., LLC 4.125% 8/17/2027		835	763
Ford Motor Credit Co., LLC 3.815% 11/2/2027		880	787
Ford Motor Credit Co., LLC 2.90% 2/16/2028		300	257
Ford Motor Credit Co., LLC 6.80% 5/12/2028		330	331
Ford Motor Credit Co., LLC 5.113% 5/3/2029		300	278
Ford Motor Credit Co., LLC 7.20% 6/10/2030		700	707
Ford Motor Credit Co., LLC 4.00% 11/13/2030		570	488
Gap, Inc. 3.625% 10/1/2029[1]		170	120
Gap, Inc. 3.875% 10/1/2031[1]		108	74
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]		380	335
Hanesbrands, Inc. 4.875% 5/15/2026[1]		894	836
Hanesbrands, Inc. 9.00% 2/15/2031[1]		1,595	1,609
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[4,5]		644	648
Hilton Domestic Operating Co., Inc. 3.75% 5/1/2029[1]		200	178
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		408	381
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		1,045	909
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		591	525
Hyundai Capital America 1.65% 9/17/2026[1]		745	657
International Game Technology PLC 6.50% 2/15/2025[1]		651	652
International Game Technology PLC 4.125% 4/15/2026[1]		915	870
International Game Technology PLC 5.25% 1/15/2029[1]		2,420	2,295
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]		639	572
KB Home 6.875% 6/15/2027		330	335
KB Home 7.25% 7/15/2030		330	335
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		370	309
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		4,610	3,950
Levi Strauss & Co. 3.50% 3/1/2031[1]		820	679
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		205	195
Lithia Motors, Inc. 4.625% 12/15/2027[1]		365	341
Lithia Motors, Inc. 3.875% 6/1/2029[1]		1,370	1,192
Lithia Motors, Inc. 4.375% 1/15/2031[1]		830	717
LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]		335	312
M.D.C. Holdings, Inc. 6.00% 1/15/2043		573	518

220	American Funds Insurance Series

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Marriott International, Inc. 3.50% 10/15/2032	USD	350	$303
Marriott International, Inc. 2.75% 10/15/2033		310	247
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		1,075	929
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]		800	763
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		595	527
Merlin Entertainments PLC 5.75% 6/15/2026[1]		492	475
MGM Resorts International 5.50% 4/15/2027		200	192
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.205% 9/9/2026[4,5]		462	461
NCL Corp., Ltd. 3.625% 12/15/2024[1]		300	289
NCL Corp., Ltd. 5.875% 3/15/2026[1]		405	379
NCL Corp., Ltd. 5.875% 2/15/2027[1]		1,510	1,471
NCL Corp., Ltd. 7.75% 2/15/2029[1]		360	342
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		1,650	1,538
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,2,4]		240	26
Party City Holdings, Inc. 8.75% 2/15/2026[1,2]		7,577	1,174
Party City Holdings, Inc. 6.625% 8/1/2026[1,2]		500	3
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[4,5]		1,356	1,403
Penske Automotive Group, Inc. 3.75% 6/15/2029		670	579
PetSmart, LLC 4.75% 2/15/2028[1]		960	888
PetSmart, LLC 7.75% 2/15/2029[1]		865	860
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]		200	152
QVC, Inc. 4.85% 4/1/2024		1,450	1,419
Rakuten Group, Inc. 10.25% 11/30/2024[1]		400	397
Raptor Acquisition Corp. 4.875% 11/1/2026[1]		550	519
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		862	872
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]		1,251	1,328
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		1,090	1,002
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]		715	679
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]		1,365	1,278
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		1,700	1,479
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		795	742
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		1,775	1,865
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		1,010	1,077
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		553	561
Sally Holdings, LLC 5.625% 12/1/2025		1,030	1,017
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		960	846
Scientific Games International, Inc. 8.625% 7/1/2025[1]		1,215	1,242
Scientific Games International, Inc. 7.00% 5/15/2028[1]		985	981
Scientific Games International, Inc. 7.25% 11/15/2029[1]		960	962
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		1,630	1,367
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		2,260	1,857
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		95	82
The New Home Co., Inc. 7.25% 10/15/2025[1]		395	367
Travel + Leisure Co. 4.50% 12/1/2029[1]		785	669
Universal Entertainment Corp. 8.75% 12/11/2024[1]		2,945	2,904
Vail Resorts, Inc. 6.25% 5/15/2025[1]		315	316
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		1,245	1,164
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		910	832
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		482	432
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		247	246
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[4,5]		465	445
ZF North America Capital, Inc. 4.75% 4/29/2025[1]		300	293
ZF North America Capital, Inc. 7.125% 4/14/2030[1]		700	713
			109,204

American Funds Insurance Series	221

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Communication services 10.93%
Altice France Holding SA 10.50% 5/15/2027[1]	USD	1,080	$655
Altice France SA 5.125% 7/15/2029[1]		1,677	1,192
CCO Holdings, LLC 5.50% 5/1/2026[1]		102	99
CCO Holdings, LLC 5.00% 2/1/2028[1]		586	534
CCO Holdings, LLC 5.375% 6/1/2029[1]		360	326
CCO Holdings, LLC 6.375% 9/1/2029[1]		300	283
CCO Holdings, LLC 4.75% 3/1/2030[1]		3,437	2,942
CCO Holdings, LLC 4.50% 8/15/2030[1]		3,029	2,525
CCO Holdings, LLC 4.25% 2/1/2031[1]		3,000	2,430
CCO Holdings, LLC 4.75% 2/1/2032[1]		2,504	2,045
CCO Holdings, LLC 4.50% 5/1/2032		794	635
CCO Holdings, LLC 4.50% 6/1/2033[1]		1,330	1,046
CCO Holdings, LLC 4.25% 1/15/2034[1]		2,040	1,544
Charter Communications Operating, LLC 2.80% 4/1/2031		140	113
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]		570	448
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]		315	233
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		690	641
Connect Finco SARL 6.75% 10/1/2026[1]		725	705
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		225	169
CSC Holdings, LLC 6.50% 2/1/2029[1]		600	486
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]		503	17
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]		1,056	27
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		2,696	2,445
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[4,5]		1,571	1,540
DISH DBS Corp. 5.875% 11/15/2024		3,463	3,033
DISH Network Corp. 11.75% 11/15/2027[1]		5,765	5,633
Embarq Corp. 7.995% 6/1/2036		3,354	2,032
Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 12.952% 7/31/2028[4,5]		365	367
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]		1,120	1,029
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]		2,960	2,557
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		1,240	963
Frontier Communications Holdings, LLC 5.875% 11/1/2029		600	439
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		750	552
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		710	695
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		2,165	1,437
Gray Television, Inc. 5.875% 7/15/2026[1]		2,028	1,820
Gray Television, Inc. 7.00% 5/15/2027[1]		1,188	1,015
Gray Television, Inc. 4.75% 10/15/2030[1]		717	487
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		640	490
iHeartCommunications, Inc. 4.75% 1/15/2028[1]		250	189
Lamar Media Corp. 3.75% 2/15/2028		61	56
Lamar Media Corp. 4.875% 1/15/2029		300	279
Lamar Media Corp. 4.00% 2/15/2030		260	228
Lamar Media Corp. 3.625% 1/15/2031		460	388
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		550	332
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,3]		2,558	985
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,5,6]		220	209
Likewize Corp. 9.75% 10/15/2025[1]		140	135
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		400	374
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]		830	743
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		2,880	2,468
Netflix, Inc. 4.875% 4/15/2028		310	307
News Corp. 3.875% 5/15/2029[1]		1,495	1,314
News Corp. 5.125% 2/15/2032[1]		1,760	1,607
Nexstar Media, Inc. 5.625% 7/15/2027[1]		324	302
Nexstar Media, Inc. 4.75% 11/1/2028[1]		3,475	3,018
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		680	550
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		2,530	2,268
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		3,045	2,649

222	American Funds Insurance Series

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	USD	920	$752
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		2,880	2,230
Sprint Capital Corp. 6.875% 11/15/2028		1,256	1,332
Sprint Capital Corp. 8.75% 3/15/2032		1,751	2,118
Sprint Corp. 7.625% 3/1/2026		480	499
TEGNA, Inc. 5.00% 9/15/2029		366	316
T-Mobile USA, Inc. 3.375% 4/15/2029		860	777
Univision Communications, Inc. 5.125% 2/15/2025[1]		3,460	3,391
Univision Communications, Inc. 6.625% 6/1/2027[1]		3,150	3,049
Univision Communications, Inc. 4.50% 5/1/2029[1]		5,120	4,404
Univision Communications, Inc. 7.375% 6/30/2030[1]		1,690	1,611
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.492% 6/24/2029[4,5]		69	69
UPC Broadband Finco BV 4.875% 7/15/2031[1]		430	354
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		590	495
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		2,375	1,922
VZ Secured Financing BV 5.00% 1/15/2032[1]		1,060	855
WMG Acquisition Corp. 3.75% 12/1/2029[1]		1,735	1,502
WMG Acquisition Corp. 3.875% 7/15/2030[1]		580	501
WMG Acquisition Corp. 3.00% 2/15/2031[1]		225	182
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		419	318
Ziggo BV 4.875% 1/15/2030[1]		1,350	1,122
			91,829

Health care 9.92%
1375209 B.C., Ltd. 9.00% 1/30/2028[1]		720	723
AdaptHealth, LLC 6.125% 8/1/2028[1]		250	217
AdaptHealth, LLC 4.625% 8/1/2029[1]		55	44
AdaptHealth, LLC 5.125% 3/1/2030[1]		395	320
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		640	539
Avantor Funding, Inc. 4.625% 7/15/2028[1]		2,305	2,139
Avantor Funding, Inc. 3.875% 11/1/2029[1]		500	438
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		1,789	1,509
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		271	149
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		4,360	3,858
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		1,256	1,097
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		245	157
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		1,095	672
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		982	422
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		3,390	2,022
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		240	101
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		340	145
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,952	813
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]		550	330
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		3,762	1,576
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		290	266
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		340	277
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		1,248	1,012
Centene Corp. 4.25% 12/15/2027		344	322
Centene Corp. 2.45% 7/15/2028		1,780	1,523
Centene Corp. 4.625% 12/15/2029		1,785	1,645
Centene Corp. 3.375% 2/15/2030		217	187
Centene Corp. 3.00% 10/15/2030		295	246
Centene Corp. 2.50% 3/1/2031		1,125	898
Centene Corp. 2.625% 8/1/2031		825	658
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		761	697
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		680	599
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		1,575	1,389
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]		138	116
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]		1,620	1,278

American Funds Insurance Series	223

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	USD	1,020	$772
DaVita, Inc. 4.625% 6/1/2030[1]		315	271
Endo DAC 5.875% 10/15/2024[1]		520	382
Endo DAC 9.50% 7/31/2027[1,2]		311	19
Endo DAC 6.00% 6/30/2028[1,2]		2,313	121
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]		660	489
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[4,5]		1,085	1,086
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]		630	547
HCA, Inc. 5.625% 9/1/2028		1,300	1,302
HCA, Inc. 5.875% 2/1/2029		255	257
HCA, Inc. 3.50% 9/1/2030		1,215	1,066
HCA, Inc. 4.625% 3/15/2052[1]		233	192
HCA, Inc. 7.50% 11/15/2095		250	282
HealthEquity, Inc. 4.50% 10/1/2029[1]		795	702
IQVIA, Inc. 5.00% 10/15/2026[1]		623	602
IQVIA, Inc. 6.50% 5/15/2030[1]		555	561
Jazz Securities DAC 4.375% 1/15/2029[1]		461	412
Mallinckrodt International Finance SA 10.00% 4/15/2025[1]		579	455
Medline Borrower, LP 3.875% 4/1/2029[1]		220	191
Medline Borrower, LP 5.25% 10/1/2029[1]		1,810	1,572
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[4,5]		423	419
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		1,055	974
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		3,034	2,610
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		2,400	2,015
Option Care Health, Inc. 4.375% 10/31/2029[1]		290	256
Owens & Minor, Inc. 4.375% 12/15/2024		1,185	1,151
Owens & Minor, Inc. 4.50% 3/31/2029[1]		1,795	1,492
Owens & Minor, Inc. 6.625% 4/1/2030[1]		2,395	2,175
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		5,640	4,176
Radiology Partners, Inc. 9.25% 2/1/2028[1]		1,873	685
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[4,5]		555	419
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		1,711	1,264
Select Medical Corp. 6.25% 8/15/2026[1]		554	545
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		244	250
Syneos Health, Inc. 3.625% 1/15/2029[1]		310	303
Team Health Holdings, Inc. 6.375% 2/1/2025[1]		244	130
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.403% 3/2/2027[4,5]		274	191
Tenet Healthcare Corp. 4.875% 1/1/2026		4,425	4,314
Tenet Healthcare Corp. 6.25% 2/1/2027		500	495
Tenet Healthcare Corp. 5.125% 11/1/2027		265	253
Tenet Healthcare Corp. 4.625% 6/15/2028		435	407
Tenet Healthcare Corp. 6.125% 10/1/2028		1,105	1,065
Tenet Healthcare Corp. 4.25% 6/1/2029		1,285	1,162
Tenet Healthcare Corp. 4.375% 1/15/2030		870	786
Tenet Healthcare Corp. 6.125% 6/15/2030		295	291
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		1,270	1,275
Tenet Healthcare Corp. 6.875% 11/15/2031		100	100
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023		258	258
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		2,312	2,299
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		3,074	2,758
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,245	1,153
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		1,013	999
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		5,640	5,122

224	American Funds Insurance Series

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	USD	400	$413
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		1,054	1,106
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		602	397
			83,373

Materials 9.59%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		510	494
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]		430	385
ArcelorMittal SA 7.00% 10/15/2039		488	510
ArcelorMittal SA 6.75% 3/1/2041		755	769
ARD Finance SA 6.50% Cash 6/30/2027[1,3]		422	343
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]		200	197
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]		1,055	837
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]		500	424
ATI, Inc. 4.875% 10/1/2029		690	623
ATI, Inc. 5.125% 10/1/2031		1,110	991
Avient Corp. 7.125% 8/1/2030[1]		335	339
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		460	434
Ball Corp. 6.875% 3/15/2028		1,065	1,087
Ball Corp. 6.00% 6/15/2029		350	348
Ball Corp. 2.875% 8/15/2030		160	133
Ball Corp. 3.125% 9/15/2031		1,320	1,087
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		1,300	1,060
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		487	493
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		297	290
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		3,243	3,168
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		1,906	1,719
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]		455	439
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		2,355	2,072
CROWN Americas, LLC 5.25% 4/1/2030		240	228
CVR Partners, LP 6.125% 6/15/2028[1]		960	836
Element Solutions, Inc. 3.875% 9/1/2028[1]		410	358
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]		3,028	3,028
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		3,351	3,303
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		7,610	7,435
Freeport-McMoRan, Inc. 4.25% 3/1/2030		437	403
Freeport-McMoRan, Inc. 5.45% 3/15/2043		411	384
FXI Holdings, Inc. 12.25% 11/15/2026[1]		9,072	8,233
FXI Holdings, Inc. 12.25% 11/15/2026[1]		5,873	5,300
Graphic Packaging International, LLC 3.75% 2/1/2030[1]		490	423
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.779% 3/15/2029[4,5]		216	205
INEOS Finance PLC 6.75% 5/15/2028[1]		500	481
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		638	559
LABL, Inc. 10.50% 7/15/2027[1]		1,405	1,351
LABL, Inc. 5.875% 11/1/2028[1]		730	665
LABL, Inc. 9.50% 11/1/2028[1]		162	165
LABL, Inc. 8.25% 11/1/2029[1]		715	599
LSB Industries, Inc. 6.25% 10/15/2028[1]		2,445	2,185
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		382	380
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		625	578
Methanex Corp. 5.125% 10/15/2027		3,600	3,355
Methanex Corp. 5.25% 12/15/2029		637	583
Methanex Corp. 5.65% 12/1/2044		465	382
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		138	138
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		1,344	1,343
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		1,085	1,090
Nova Chemicals Corp. 4.875% 6/1/2024[1]		760	743
Nova Chemicals Corp. 5.25% 6/1/2027[1]		1,431	1,274
Nova Chemicals Corp. 4.25% 5/15/2029[1]		1,555	1,271

American Funds Insurance Series	225

American High-Income Trust (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Novelis Corp. 3.25% 11/15/2026[1]	USD	825	$748
Novelis Corp. 4.75% 1/30/2030[1]		563	501
Novelis Corp. 3.875% 8/15/2031[1]		1,122	925
Olin Corp. 5.625% 8/1/2029		200	193
Olin Corp. 5.00% 2/1/2030		180	166
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		1,470	1,436
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]		265	266
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		660	590
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		1,225	1,028
Scotts Miracle-Gro Co. 4.50% 10/15/2029		379	326
Scotts Miracle-Gro Co. 4.375% 2/1/2032		455	359
Sealed Air Corp. 4.00% 12/1/2027[1]		316	289
Sealed Air Corp. 6.125% 2/1/2028[1]		657	653
SPCM SA 3.375% 3/15/2030[1]		400	333
Summit Materials, LLC 6.50% 3/15/2027[1]		360	358
Summit Materials, LLC 5.25% 1/15/2029[1]		755	714
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		470	488
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		330	317
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		903	870
Tronox, Inc. 4.625% 3/15/2029[1]		730	607
Valvoline, Inc. 4.25% 2/15/2030[1]		353	347
Valvoline, Inc. 3.625% 6/15/2031[1]		410	334
Venator Finance SARL 9.50% 7/1/2025[1,2]		1,763	1,349
Venator Finance SARL 5.75% 7/15/2025[1,2]		3,501	83
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[4,5]		452	466
Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 0% 8/8/2024[2,4,5]		149	83
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		1,235	1,242
			80,591

Industrials 8.11%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		755	749
ADT Security Corp. 4.125% 8/1/2029[1]		200	173
Allison Transmission, Inc. 3.75% 1/30/2031[1]		1,235	1,044
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		400	387
Atkore, Inc. 4.25% 6/1/2031[1]		385	334
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		885	837
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		1,325	1,230
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]		660	649
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		2,098	1,771
Bombardier, Inc. 7.50% 3/15/2025[1]		256	257
Bombardier, Inc. 7.125% 6/15/2026[1]		3,500	3,480
Bombardier, Inc. 7.875% 4/15/2027[1]		2,358	2,355
Bombardier, Inc. 6.00% 2/15/2028[1]		1,010	956
Bombardier, Inc. 7.50% 2/1/2029[1]		852	843
Bombardier, Inc. 7.45% 5/1/2034[1]		115	131
BWX Technologies, Inc. 4.125% 6/30/2028[1]		515	470
BWX Technologies, Inc. 4.125% 4/15/2029[1]		1,005	909
Chart Industries, Inc. 7.50% 1/1/2030[1]		523	534
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		1,070	950
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		985	875
Clean Harbors, Inc. 4.875% 7/15/2027[1]		766	734
Clean Harbors, Inc. 5.125% 7/15/2029[1]		265	251
Clean Harbors, Inc. 6.375% 2/1/2031[1]		601	605
CoreLogic, Inc. 4.50% 5/1/2028[1]		4,589	3,705
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[4,5]		660	537
Covanta Holding Corp. 4.875% 12/1/2029[1]		1,105	957
Covanta Holding Corp. 5.00% 9/1/2030		1,455	1,237
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.174% 11/30/2028[4,5]		231	229

226	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.30% 11/30/2028[4,5]	USD	14	$13
Enviri Corp. 5.75% 7/31/2027[1]		395	344
Garda World Security Corp. 6.00% 6/1/2029[1]		150	123
GFL Environmental, Inc. 3.50% 9/1/2028[1]		470	419
Herc Holdings, Inc. 5.50% 7/15/2027[1]		200	192
Howmet Aerospace, Inc. 5.95% 2/1/2037		455	464
Icahn Enterprises, LP 4.75% 9/15/2024		1,405	1,344
Icahn Enterprises, LP 6.375% 12/15/2025		161	150
Icahn Enterprises, LP 6.25% 5/15/2026		517	471
Icahn Enterprises, LP 5.25% 5/15/2027		579	500
Icahn Enterprises, LP 4.375% 2/1/2029		675	531
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[4,5]		1,117	1,115
LSC Communications, Inc. 8.75% 10/15/2023[1,2,6]		8,933	27
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,4,5,6]		301	1
Masonite International Corp. 3.50% 2/15/2030[1]		530	446
MasTec, Inc. 4.50% 8/15/2028[1]		460	425
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		2,961	2,971
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		275	244
Park River Holdings, Inc. 5.625% 2/1/2029[1]		775	602
PGT Innovations, Inc. 4.375% 10/1/2029[1]		560	523
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		600	445
PM General Purchaser, LLC 9.50% 10/1/2028[1]		2,300	2,253
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]		475	419
R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]		375	375
Regal Rexnord Corp. 6.40% 4/15/2033[1]		955	955
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		611	617
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		2,743	2,849
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		170	153
Rolls-Royce PLC 5.75% 10/15/2027[1]		515	504
Sabre GLBL, Inc. 9.25% 4/15/2025[1]		140	131
Sabre GLBL, Inc. 7.375% 9/1/2025[1]		133	118
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		247	209
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		500	428
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		975	947
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]		175	173
Spirit AeroSystems, Inc. 4.60% 6/15/2028		1,480	1,243
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		1,096	1,175
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.545% 1/15/2027[4,5]		763	766
SRS Distribution, Inc. 4.625% 7/1/2028[1]		480	429
Stericycle, Inc. 5.375% 7/15/2024[1]		585	578
Stericycle, Inc. 3.875% 1/15/2029[1]		940	836
The Brink’s Co. 4.625% 10/15/2027[1]		719	668
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		1,235	1,090
The Hertz Corp. 5.00% 12/1/2029[1]		490	406
Titan International, Inc. 7.00% 4/30/2028		750	702
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]		1,495	1,383
TransDigm UK Holdings PLC 6.875% 5/15/2026		710	704
TransDigm, Inc. 6.25% 3/15/2026[1]		1,638	1,631
TransDigm, Inc. 6.375% 6/15/2026		240	237
TransDigm, Inc. 5.50% 11/15/2027		1,030	973
TransDigm, Inc. 6.75% 8/15/2028[1]		690	693
Triumph Group, Inc. 7.75% 8/15/2025		685	667
Triumph Group, Inc. 9.00% 3/15/2028[1]		1,642	1,679
United Airlines, Inc. 4.375% 4/15/2026[1]		285	271
United Airlines, Inc. 4.625% 4/15/2029[1]		645	588
United Rentals (North America), Inc. 6.00% 12/15/2029[1]		115	115
United Rentals (North America), Inc. 3.875% 2/15/2031		525	455

American Funds Insurance Series	227

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
United Rentals (North America), Inc. 3.75% 1/15/2032	USD	450	$382
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		675	683
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		580	592
XPO, Inc. 7.125% 6/1/2031[1]		533	538
			68,154

Financials 7.59%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[1]		3,890	3,920
AG Issuer, LLC 6.25% 3/1/2028[1]		2,431	2,318
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		1,058	1,085
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		890	800
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		1,741	1,639
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		1,560	1,359
AmWINS Group, Inc. 4.875% 6/30/2029[1]		1,370	1,239
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		2,948	2,564
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[4,5]		1,245	1,121
AssuredPartners, Inc. 5.625% 1/15/2029[1]		365	316
Blackstone Private Credit Fund 7.05% 9/29/2025		640	639
Block, Inc. 2.75% 6/1/2026		1,455	1,326
Block, Inc. 3.50% 6/1/2031		1,645	1,365
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]		575	499
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		835	740
Coinbase Global, Inc. 3.375% 10/1/2028[1]		1,330	891
Coinbase Global, Inc. 3.625% 10/1/2031[1]		1,620	959
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		4,150	3,642
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		1,230	997
Credit Acceptance Corp. 5.125% 12/31/2024[1]		275	267
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		1,000	1,025
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		437	429
Hightower Holding, LLC 6.75% 4/15/2029[1]		1,280	1,108
HUB International, Ltd. 7.00% 5/1/2026[1]		1,745	1,743
HUB International, Ltd. 5.625% 12/1/2029[1]		240	216
HUB International, Ltd. 7.25% 6/15/2030[1]		997	1,030
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[4,5]		824	826
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		725	627
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]		160	137
LPL Holdings, Inc. 4.625% 11/15/2027[1]		1,592	1,494
LPL Holdings, Inc. 4.00% 3/15/2029[1]		1,495	1,313
LPL Holdings, Inc. 4.375% 5/15/2031[1]		1,135	982
MGIC Investment Corp. 5.25% 8/15/2028		525	496
MSCI, Inc. 4.00% 11/15/2029[1]		555	503
MSCI, Inc. 3.625% 9/1/2030[1]		21	18
MSCI, Inc. 3.875% 2/15/2031[1]		1,700	1,475
MSCI, Inc. 3.625% 11/1/2031[1]		1,941	1,659
MSCI, Inc. 3.25% 8/15/2033[1]		1,269	1,023
Navient Corp. 6.125% 3/25/2024		1,047	1,040
Navient Corp. 5.875% 10/25/2024		1,295	1,274
Navient Corp. 6.75% 6/25/2025		550	541
Navient Corp. 6.75% 6/15/2026		640	618
Navient Corp. 5.00% 3/15/2027		2,883	2,582
Navient Corp. 4.875% 3/15/2028		320	274
Navient Corp. 5.50% 3/15/2029		2,280	1,946
Navient Corp. 9.375% 7/25/2030		200	199
Navient Corp. 5.625% 8/1/2033		1,478	1,113
NFP Corp. 6.875% 8/15/2028[1]		1,030	896
OneMain Finance Corp. 7.125% 3/15/2026		1,335	1,313
Owl Rock Capital Corp. 3.75% 7/22/2025		600	556
Owl Rock Capital Corp. 3.40% 7/15/2026		290	257
Owl Rock Capital Corp. II 4.625% 11/26/2024[1]		450	427

228	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Owl Rock Capital Corp. III 3.125% 4/13/2027	USD	600	$509
Owl Rock Core Income Corp. 4.70% 2/8/2027		800	727
Oxford Finance, LLC 6.375% 2/1/2027[1]		1,763	1,642
Rocket Mortgage, LLC 2.875% 10/15/2026[1]		520	461
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		615	545
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		660	569
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,3]		2,239	937
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,3]		1,784	1,582
			63,798

Information technology 5.49%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[4,5]		1,222	1,177
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[4,5]		4,424	4,020
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]		410	368
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[4,5]		720	704
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		450	407
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		580	520
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]		180	180
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]		240	239
CDK Global, Inc. 7.25% 6/15/2029[1]		610	604
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		550	490
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		2,995	2,619
CommScope Technologies, LLC 6.00% 6/15/2025[1]		1,774	1,656
CommScope Technologies, LLC 5.00% 3/15/2027[1]		645	450
CommScope, Inc. 6.00% 3/1/2026[1]		695	649
CommScope, Inc. 8.25% 3/1/2027[1]		977	783
CommScope, Inc. 7.125% 7/1/2028[1]		534	380
Condor Merger Sub, Inc. 7.375% 2/15/2030[1]		685	596
Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025[2]	EUR	1,227	249
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1,2]	USD	7,523	1,392
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,2,3]		1,324	20
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]		6,289	5,959
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]		4,070	3,857
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,4,5]		3,351	603
Entegris Escrow Corp. 4.75% 4/15/2029[1]		370	344
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]		1,850	1,798
Fair Isaac Corp. 4.00% 6/15/2028[1]		770	707
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[4,5]	EUR	842	870
Gartner, Inc. 4.50% 7/1/2028[1]	USD	1,863	1,742
Gartner, Inc. 3.625% 6/15/2029[1]		19	17
Gartner, Inc. 3.75% 10/1/2030[1]		1,001	873
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]		390	371
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]		505	433
Imola Merger Corp. 4.75% 5/15/2029[1]		300	261
MicroStrategy, Inc. 6.125% 6/15/2028[1]		325	292
NCR Corp. 5.125% 4/15/2029[1]		1,759	1,559
NCR Corp. 6.125% 9/1/2029[1]		475	476
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[4,5]		353	354
Rocket Software, Inc. 6.50% 2/15/2029[1]		455	384
Synaptics, Inc. 4.00% 6/15/2029[1]		375	315
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[4,5]		1,251	1,172
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[4,5]		675	675
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.271% 5/4/2026[4,5]		463	455
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[4,5]		905	878
Unisys Corp. 6.875% 11/1/2027[1]		975	703

American Funds Insurance Series	229

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	USD	230	$196
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,8]		3,110	2,986
Xerox Holdings Corp. 5.50% 8/15/2028[1]		435	370
			46,153

Consumer staples 4.20%
Albertsons Companies, Inc. 3.25% 3/15/2026[1]		240	222
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		900	854
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		3,468	3,005
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		615	568
B&G Foods, Inc. 5.25% 4/1/2025		1,377	1,317
B&G Foods, Inc. 5.25% 9/15/2027		2,093	1,821
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.891% 2/3/2027[4,5]		250	251
Central Garden & Pet Co. 4.125% 10/15/2030		720	604
Central Garden & Pet Co. 4.125% 4/30/2031[1]		880	727
Coty, Inc. 5.00% 4/15/2026[1]		700	672
Coty, Inc. 6.50% 4/15/2026[1]		460	456
Coty, Inc. 4.75% 1/15/2029[1]		1,475	1,362
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		1,635	1,598
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		655	565
H.J. Heinz Co. 3.875% 5/15/2027		275	264
H.J. Heinz Co. 4.375% 6/1/2046		306	260
Ingles Markets, Inc. 4.00% 6/15/2031[1]		345	290
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		2,148	1,968
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		3,275	2,903
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		2,280	2,040
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		800	715
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[4,5]		780	777
Performance Food Group, Inc. 5.50% 10/15/2027[1]		705	680
Performance Food Group, Inc. 4.25% 8/1/2029[1]		483	430
Post Holdings, Inc. 5.625% 1/15/2028[1]		1,199	1,154
Post Holdings, Inc. 5.50% 12/15/2029[1]		451	417
Post Holdings, Inc. 4.625% 4/15/2030[1]		3,355	2,944
Post Holdings, Inc. 4.50% 9/15/2031[1]		1,350	1,154
Prestige Brands, Inc. 5.125% 1/15/2028[1]		103	98
Prestige Brands, Inc. 3.75% 4/1/2031[1]		1,275	1,057
Simmons Foods, Inc. 4.625% 3/1/2029[1]		993	797
TreeHouse Foods, Inc. 4.00% 9/1/2028		1,415	1,221
United Natural Foods, Inc. 6.75% 10/15/2028[1]		2,030	1,685
US Foods, Inc. 4.625% 6/1/2030[1]		460	413
			35,289

Real estate 3.76%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		1,008	755
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		977	695
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		1,304	1,196
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		574	484
Forestar Group, Inc. 3.85% 5/15/2026[1]		465	428
Forestar Group, Inc. 5.00% 3/1/2028[1]		92	84
Howard Hughes Corp. 5.375% 8/1/2028[1]		1,327	1,183
Howard Hughes Corp. 4.125% 2/1/2029[1]		2,043	1,693
Howard Hughes Corp. 4.375% 2/1/2031[1]		2,363	1,888
Iron Mountain, Inc. 4.875% 9/15/2027[1]		1,616	1,528
Iron Mountain, Inc. 5.25% 3/15/2028[1]		1,214	1,136
Iron Mountain, Inc. 5.00% 7/15/2028[1]		367	340
Iron Mountain, Inc. 7.00% 2/15/2029[1]		210	211
Iron Mountain, Inc. 5.25% 7/15/2030[1]		2,880	2,598
Iron Mountain, Inc. 4.50% 2/15/2031[1]		1,330	1,144

230	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD	2,170	$1,718
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,545	1,922
Kennedy-Wilson, Inc. 5.00% 3/1/2031		1,970	1,476
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		740	699
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		1,534	1,334
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		190	155
MPT Operating Partnership, LP 5.00% 10/15/2027		638	537
MPT Operating Partnership, LP 3.50% 3/15/2031		239	165
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		820	707
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		620	549
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		250	230
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		800	671
Service Properties Trust 4.35% 10/1/2024		265	255
Service Properties Trust 4.50% 3/15/2025		325	307
Service Properties Trust 4.75% 10/1/2026		310	270
Service Properties Trust 4.95% 2/15/2027		651	557
Service Properties Trust 3.95% 1/15/2028		985	773
Service Properties Trust 4.95% 10/1/2029		1,235	960
Service Properties Trust 4.375% 2/15/2030		80	60
VICI Properties, LP 5.625% 5/1/2024[1]		447	445
VICI Properties, LP 3.50% 2/15/2025[1]		261	250
VICI Properties, LP 4.625% 6/15/2025[1]		620	600
VICI Properties, LP 4.25% 12/1/2026[1]		462	433
VICI Properties, LP 3.875% 2/15/2029[1]		650	571
VICI Properties, LP 4.625% 12/1/2029[1]		90	82
VICI Properties, LP 4.125% 8/15/2030[1]		93	82
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]		405	398
			31,569

Utilities 2.09%
AmeriGas Partners, LP 5.75% 5/20/2027		302	278
Calpine Corp. 4.50% 2/15/2028[1]		150	136
Calpine Corp. 5.125% 3/15/2028[1]		518	463
Calpine Corp. 3.75% 3/1/2031[1]		500	406
DPL, Inc. 4.125% 7/1/2025		555	529
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]		1,155	1,121
FirstEnergy Corp. 2.65% 3/1/2030		174	147
FirstEnergy Corp. 2.25% 9/1/2030		980	796
FirstEnergy Corp. 7.375% 11/15/2031		337	385
FirstEnergy Corp. 3.40% 3/1/2050		510	352
FirstEnergy Corp., Series C, 5.10% 7/15/2047		475	427
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		265	234
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]		100	84
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]		122	119
NRG Energy, Inc. 3.625% 2/15/2031[1]		110	86
Pacific Gas and Electric Co. 1.70% 11/15/2023		300	295
Pacific Gas and Electric Co. 3.45% 7/1/2025		300	283
Pacific Gas and Electric Co. 3.30% 3/15/2027		195	177
Pacific Gas and Electric Co. 5.45% 6/15/2027		335	326
Pacific Gas and Electric Co. 2.10% 8/1/2027		116	99
Pacific Gas and Electric Co. 3.30% 12/1/2027		124	109
Pacific Gas and Electric Co. 3.75% 7/1/2028		10	9
Pacific Gas and Electric Co. 4.55% 7/1/2030		213	193
Pacific Gas and Electric Co. 2.50% 2/1/2031		393	308
Pacific Gas and Electric Co. 3.25% 6/1/2031		107	87
Pacific Gas and Electric Co. 3.30% 8/1/2040		280	189
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,000	637
PG&E Corp. 5.00% 7/1/2028		3,150	2,893
PG&E Corp. 5.25% 7/1/2030		3,335	2,992

American Funds Insurance Series	231

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	USD	2,087	$2,162
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		1,190	1,041
Vistra Operations Co., LLC 3.55% 7/15/2024[1]		231	223
			17,586
Total corporate bonds, notes & loans			755,559

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]		712	630
Total bonds, notes & other debt instruments (cost: $840,897,000)			756,189

Convertible bonds & notes 0.05%
Communication services 0.04%
DISH Network Corp., convertible notes, 3.375% 8/15/2026		635	325

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,3,6]		79	79
Total convertible bonds & notes (cost: $722,000)			404

Convertible stocks 0.06%		Shares
Utilities 0.06%
PG&E Corp., convertible preferred units, 5.50% 8/16/2023		3,350	501
Total convertible stocks (cost: $282,000)			501

Common stocks 4.34%
Health care 2.52%
Rotech Healthcare, Inc.[6,8,9]		201,793	21,188

Energy 0.86%
Chesapeake Energy Corp.		29,829	2,496
Ascent Resources - Utica, LLC, Class A6,8,9		6,297,894	1,512
Weatherford International[9]		14,559	967
California Resources Corp.		17,202	779
Altera Infrastructure, LP6,9		8,285	696
Constellation Oil Services Holding SA, Class B-1[6,9]		3,449,949	379
Diamond Offshore Drilling, Inc.[9]		18,372	262
Denbury, Inc.[9]		880	76
Mesquite Energy, Inc.[6,9]		3,558	21
McDermott International, Ltd.[9]		82,509	15
Bighorn Permian Resources, LLC[6]		2,894	–	[10]
			7,203

Utilities 0.65%
Talen Energy Corp.[9]		109,720	5,502

Consumer discretionary 0.22%
NMG Parent, LLC[6,9]		9,965	1,196
MYT Holding Co., Class B6,9		608,846	609
			1,805

232	American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Financials 0.04%
Navient Corp.	20,000	$372

Communication services 0.03%
Intelsat SA6,9	8,164	188
iHeartMedia, Inc., Class A9	22,639	82
		270

Real estate 0.02%
WeWork, Inc., Class A9	483,570	124
Total common stocks (cost: $16,697,000)		36,464

Preferred securities 0.29%
Consumer discretionary 0.20%
MYT Holdings, LLC, Series A, 10.00% preferred shares[6,9]	2,095,904	1,677

Industrials 0.09%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,9]	1,022	764
Total preferred securities (cost: $2,933,000)		2,441

Rights & warrants 0.04%
Consumer discretionary 0.04%
NMG Parent, LLC, warrants, expire 9/24/2027[6,9]	27,111	369

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A6,9	855	6
Intelsat Jackson Holdings SA (CVR), Series B6,9	855	4
		10
Total rights & warrants (cost: $173,000)		379

Short-term securities 3.97%
Money market investments 3.97%
Capital Group Central Cash Fund 5.15%[11,12]	333,371	33,341
Total short-term securities (cost: $33,328,000)		33,341

Total investment securities 98.72% (cost: $895,032,000)		829,719
Other assets less liabilities 1.28%		10,743
Net assets 100.00%		$840,462

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	31	September 2023	USD	6,304	$(53)
5 Year U.S. Treasury Note Futures	Long	5	September 2023		535	(8)
10 Year Ultra U.S. Treasury Note Futures	Short	8	September 2023		(947)	11

American Funds Insurance Series	233

American High-Income Trust (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
10 Year U.S. Treasury Note Futures	Short	14	September 2023	USD	(1,572)	$24
30 Year Ultra U.S. Treasury Bond Futures	Short	1	September 2023		(136)	(2)
						$(28)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD	13,235	$(366)	$(162)	$(204)

Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.97%
Money market investments 3.97%
Capital Group Central Cash Fund 5.15%[11]	$38,565	$107,171	$112,402	$3	$4	$33,341	$982

Restricted securities8

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[6,9]	9/26/2013	$4,331	$21,188	2.52%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	2,986	2,986	.36
Ascent Resources - Utica, LLC, Class A6,9	11/15/2016	302	1,512	.18
Total		$7,619	$25,686	3.06%

234	American Funds Insurance Series

American High-Income Trust (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $545,350,000, which represented 64.89% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,108,000, which represented 4.18% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Step bond; coupon rate may change at a later date.
[8]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,686,000, which represented 3.06% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Amount less than one thousand.
[11]	Rate represents the seven-day yield at 6/30/2023.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	235

American Funds Mortgage Fund

Investment portfolio June 30, 2023

unaudited

Bonds, notes & other debt instruments 98.21%	Principal amount (000)			Value (000)
Mortgage-backed obligations 90.32%
Federal agency mortgage-backed obligations 87.34%
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD	–	[2]	$–	[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036[1]		31		31
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		2		2
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]		258		210
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		341		277
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		8		8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		18		16
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		87		76
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		183		160
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		105		92
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		6		6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]		6		6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		4		4
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		356		301
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		206		180
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		2		2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		256		224
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		510		434
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		4		4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		116		98
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		2		2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		2		2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		357		332
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		35		34
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		19		18
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		25		24
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		8		7
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		5		5
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		94		87
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]		1,168		1,043
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		52		44
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		297		256
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		384		331
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		5		5
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		122		105
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		76		65
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		151		124
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		12		10
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		213		175
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]		1,696		1,445
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		388		319
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		113		93
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		203		181
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		261		233
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		27		23
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		434		370
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		3		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		451		388
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		222		191
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		87		77
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		407		349
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		238		204
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		96		85
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		274		243
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		89		79

236	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	USD	433	$354
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		140	115
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		43	43
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		40	40
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		98	97
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		125	128
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]		115	117
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		83	85
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		54	53
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		64	64
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		332	335
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		980	978
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		72	72
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		461	465
Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]		14	14
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		416	408
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		308	307
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		139	127
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		160	146
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		51	44
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		54	52
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]		1	1
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]		2	2
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]		589	595
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1,3]		2,285	1,859
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]		327	287
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]		903	792
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		98	83
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		91	77
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		574	488
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		1	1
Freddie Mac Pool #760012 3.113% 4/1/2045[1,4]		39	37
Freddie Mac Pool #760013 3.208% 4/1/2045[1,4]		22	22
Freddie Mac Pool #760014 2.73% 8/1/2045[1,4]		326	310
Freddie Mac Pool #760015 2.568% 1/1/2047[1,4]		61	57
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		18	17
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		26	24
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		18	17
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		16	16
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		8	8
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		25	24
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		49	48
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		27	27
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		19	18
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]		1,471	1,312
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		18	16
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]		154	137
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		468	403
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		5	5
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		553	455
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		211	180
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		343	282
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		2	2
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		3	3
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		315	259
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		81	72
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		262	232
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		87	77
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		78	64
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		65	56
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		43	36

American Funds Insurance Series	237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	USD	19	$17
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]		192	175
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		389	347
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]		1,146	1,059
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		9	8
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,3]		3,270	2,808
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		312	278
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		246	225
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		696	683
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]		240	239
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		394	386
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]		875	897
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		46	45
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		128	126
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		89	88
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		103	102
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		92	92
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		29	28
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		394	392
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		71	72
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		68	69
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		43	44
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		30	31
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		242	237
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		1,530	1,524
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		525	521
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,4]		207	197
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		1,348	1,278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]		129	119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		120	107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		201	185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]		148	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		109	94
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		30	26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		18	16
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		289	273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		13	13
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		447	418
Government National Mortgage Assn. 2.00% 7/1/2053[1,5]		174	147
Government National Mortgage Assn. 2.50% 7/1/2053[1,5]		207	179
Government National Mortgage Assn. 3.50% 7/1/2053[1,5]		489	451
Government National Mortgage Assn. 4.00% 7/1/2053[1,5]		334	316
Government National Mortgage Assn. 4.50% 7/1/2053[1,5]		165	159
Government National Mortgage Assn. 5.50% 7/1/2053[1,5]		144	143
Government National Mortgage Assn. 3.00% 8/1/2053[1,5]		323	289
Government National Mortgage Assn. 3.50% 8/1/2053[1,5]		500	462
Government National Mortgage Assn. 4.50% 8/1/2053[1,5]		2,050	1,980
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]		671	651
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]		293	281

238	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	USD	53	$51
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]		516	494
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		77	81
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]		81	77
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]		167	166
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]		12	11
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		82	82
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]		128	116
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]		194	179
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]		89	83
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]		912	877
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		42	36
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		728	621
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		94	79
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		585	509
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		361	311
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		203	176
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		172	148
Government National Mortgage Assn. Pool #AN1825 4.616% 6/20/2065[1]		165	162
Government National Mortgage Assn. Pool #AO0461 4.631% 8/20/2065[1]		56	55
Government National Mortgage Assn. Pool #AO0409 4.617% 12/20/2065[1]		91	89
Government National Mortgage Assn. Pool #AO0385 4.49% 1/20/2066[1]		431	420
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		212	163
Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,5]		35	34
Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,5]		450	410
Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,5]		90	87
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,5]		3,704	3,021
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,5]		1,043	885
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,5]		279	246
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,5]		4,018	3,662
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,5]		2,135	2,004
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,5]		8,466	8,140
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,5]		11,639	11,405
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,5]		2,738	2,725
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,5]		8,369	8,444
Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,5]		1,040	883
Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,5]		320	282
Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,5]		4,114	4,150
Uniform Mortgage-Backed Security 6.50% 8/1/2053[1,5]		1	1
			91,446

Commercial mortgage-backed securities 1.81%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,4,6]		100	99
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[1,4,6]		100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[1,4,6]		891	865
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[1,4,6]		151	149
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,4,6]		379	379
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[1,4,6]		200	200
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.548% 8/15/2039[1,4]		100	100
			1,892

American Funds Insurance Series	239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 1.17%
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,6]	USD	83	$78
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,6]		261	248
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]		172	158
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]		83	69
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,4,6]		27	22
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,4,6]		207	168
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[1,4,6]		175	173
Mill City Mortgage Trust, Series 15-1, Class M2, 3.739% 6/25/2056[1,4,6]		22	22
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,4,6]		135	109
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]		68	66
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]		85	82
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,4,6]		26	25
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.75% 2/25/2057[1,4,6]		8	8
			1,228
Total mortgage-backed obligations			94,566

U.S. Treasury bonds & notes 5.84%
U.S. Treasury 3.19%
U.S. Treasury 0.125% 1/15/2024		75	73
U.S. Treasury 4.25% 5/31/2025		1,280	1,264
U.S. Treasury 4.00% 2/15/2026		50	49
U.S. Treasury 4.00% 2/29/2028		1,280	1,270
U.S. Treasury 1.25% 8/15/2031		443	364
U.S. Treasury 1.875% 2/15/2032		10	9
U.S. Treasury 1.875% 2/15/2041		365	265
U.S. Treasury 1.875% 11/15/2051		65	43
			3,337

U.S. Treasury inflation-protected securities 2.65%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]		521	509
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]		427	414
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]		67	62
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7]		1,223	1,088
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7]		434	369
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]		392	337
			2,779
Total U.S. Treasury bonds & notes			6,116

Asset-backed obligations 2.05%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,4,6]		233	231
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,6]		44	41
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]		40	39
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]		340	338
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		283	254
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	81
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		125	124
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		105	91
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		197	170
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		172	152

240	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[1,4,6]	USD	139	$137
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		280	239
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,8]		250	246
			2,143
Total bonds, notes & other debt instruments (cost: $105,512,000)			102,825

Short-term securities 47.72%	Weighted average yield at acquisition
Federal agency bills & notes 27.43%
Federal Home Loan Bank 8/8/2023	4.700%	10,000	9,951
Federal Home Loan Bank 8/11/2023	4.990	4,000	3,978
Federal Home Loan Bank 8/14/2023	4.741	5,000	4,971
Federal Home Loan Bank 8/23/2023	4.886	5,000	4,965
Federal Home Loan Bank 8/25/2023	4.951	1,500	1,489
Federal Home Loan Bank 9/6/2023	5.198	900	892
Federal Home Loan Bank 9/22/2023	5.240	2,500	2,472
			28,718

Commercial paper 11.62%
Air Products and Chemicals, Inc. 7/20/2023[6]	5.100	400	399
Apple, Inc. 7/19/2023[6]	5.060	1,700	1,696
BofA Securities, Inc. 7/10/2023[6]	5.180	900	899
Cabot Trail Funding, LLC 8/16/2023[6]	5.180	400	397
Chariot Funding, LLC 7/5/2023[6]	5.230	1,000	999
Chariot Funding, LLC 7/19/2023[6]	5.180	1,200	1,197
Coca-Cola Co. 7/20/2023[6]	5.130	1,100	1,097
Johnson & Johnson 7/12/2023[6]	4.960	1,500	1,498
Linde, Inc. 7/11/2023	5.065	700	699
OMERS Finance Trust 7/12/2023	5.150	500	499
Paccar Financial Corp. 7/7/2023	5.130	700	699
Paccar Financial Corp. 7/24/2023	5.080	600	598
Paccar Financial Corp. 7/27/2023	5.090	700	697
Paccar Financial Corp. 8/1/2023	5.090	800	796
			12,170

U.S. Treasury bills 4.76%
U.S. Treasury 7/13/2023	5.110	2,000	1,997
U.S. Treasury 7/20/2023	5.050	1,500	1,496
U.S. Treasury 8/22/2023	5.117	600	596
U.S. Treasury 9/21/2023	5.125	900	890
			4,979

American Funds Insurance Series	241

American Funds Mortgage Fund (continued)

Short-term securities(continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.91%
Hydro-Québec 7/18/2023[6]	5.100%	USD	600	$598
Nederlandse Waterschapsbank NV 7/7/2023[6]	5.090		500	500
Nederlandse Waterschapsbank NV 7/11/2023[6]	5.120		2,000	1,997
Québec (Province of) 7/25/2023[6]	5.100		1,000	996
				4,091
Total short-term securities (cost: $49,952,000)				49,958

Total investment securities 145.93% (cost: $155,464,000)				152,783
Other assets less liabilities (45.93)%				(48,089)
Net assets 100.00%				$104,694

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	109	September 2023	USD	22,164	$(282)
5 Year U.S. Treasury Note Futures	Long	188	September 2023		20,134	(319)
10 Year U.S. Treasury Note Futures	Long	177	September 2023		19,871	(299)
10 Year Ultra U.S. Treasury Note Futures	Short	23	September 2023		(2,724)	30
20 Year U.S. Treasury Bond Futures	Short	28	September 2023		(3,553)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	September 2023		2,179	22
						$(853)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD	1,156	$(4)	$–	$(4)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		1,694	(5)	–	(5)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		2,400	(8)	–	(8)
SOFR	Annual	3.41%	Annual	7/28/2045		1,300	(6)	–	(6)
							$(23)	$–	$(23)

242	American Funds Insurance Series

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $935,000, which represented ..89% of the net assets of the fund.

[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	Purchased on a TBA basis.

[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,852,000, which represented 16.10% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	243

Ultra-Short Bond Fund
Investment portfolio June 30, 2023	unaudited

Short-term securities 97.67%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 49.16%
Amazon.com, Inc. 8/14/2023[1]	5.110%	USD	2,000	$1,987
Apple, Inc. 7/19/2023[1]	5.060		13,000	12,965
BNP Paribas SA 7/10/2023[1]	5.080		11,900	11,883
BofA Securities, Inc. 7/10/2023[1]	5.180		2,000	1,997
Cabot Trail Funding, LLC 8/16/2023[1]	5.180		7,200	7,151
Chariot Funding, LLC 7/5/2023[1]	5.223		6,000	5,996
Chariot Funding, LLC 7/11/2023[1]	5.180		7,000	6,989
Chariot Funding, LLC 7/19/2023[1]	5.180		1,600	1,596
Coca-Cola Co. 7/20/2023[1]	5.130		2,700	2,692
Equinor ASA 7/3/2023[1]	5.060		16,200	16,193
Johnson & Johnson 7/12/2023[1]	4.960		6,000	5,990
Komatsu Finance America, Inc. 7/19/2023[1]	5.120		12,500	12,467
Liberty Street Funding, LLC 7/18/2023[1]	5.150		5,800	5,785
Linde, Inc. 7/11/2023	5.065		1,800	1,797
LMA-Americas, LLC 7/28/2023[1]	5.170		10,000	9,959
Merck & Co., Inc. 7/24/2023[1]	5.110		12,500	12,458
Novartis Finance Corp. 7/11/2023[1]	5.070		10,000	9,985
Novartis Finance Corp. 8/4/2023[1]	5.130		3,000	2,985
OMERS Finance Trust 7/12/2023	5.150		9,000	8,985
Paccar Financial Corp. 7/17/2023	5.150		11,000	10,974
Paccar Financial Corp. 7/24/2023	5.080		2,000	1,993
Sanofi 7/18/2023[1]	4.916		10,000	9,975
Svenska Handelsbanken AB 8/1/2023[1]	4.870		10,000	9,955
Victory Receivables Corp. 7/12/2023[1]	5.150		10,000	9,983
Victory Receivables Corp. 7/18/2023[1]	5.110		3,000	2,992
Wal-Mart Stores, Inc. 8/28/2023[1]	5.160		7,500	7,436
				193,168

Federal agency bills & notes 21.24%
Federal Home Loan Bank 7/21/2023	4.850		5,000	4,988
Federal Home Loan Bank 7/24/2023	4.940		3,800	3,789
Federal Home Loan Bank 8/3/2023	4.840		2,200	2,191
Federal Home Loan Bank 8/4/2023	4.980		2,000	1,991
Federal Home Loan Bank 8/11/2023	4.990		15,000	14,920
Federal Home Loan Bank 8/14/2023	4.922		15,500	15,411
Federal Home Loan Bank 8/25/2023	4.964		30,000	29,781
Federal Home Loan Bank 9/6/2023	5.198		10,500	10,406
				83,477

Bonds & notes of governments & government agencies outside the U.S. 16.98%
British Columbia (Province of) 7/10/2023	5.050		3,600	3,595
British Columbia (Province of) 8/10/2023	5.120		5,000	4,971
Denmark (Kingdom of) 7/17/2023	5.050		12,000	11,971
European Investment Bank 7/24/2023	5.041		10,000	9,968
FMS Wertmanagement 7/20/2023[1]	5.190		11,000	10,969
Hydro-Québec 7/18/2023[1]	5.100		1,800	1,796
Nederlandse Waterschapsbank NV 7/11/2023[1]	5.120		1,100	1,098
Nederlandse Waterschapsbank NV 7/18/2023[1]	4.980		10,000	9,975
Oesterreich Kontrollbank 7/19/2023	5.080		5,100	5,086
Québec (Province of) 7/14/2023[1]	5.160		2,100	2,096
Québec (Province of) 7/17/2023[1]	5.100		4,100	4,090
Québec (Province of) 7/25/2023[1]	5.100		1,100	1,096
				66,711

244	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 10.29%
U.S. Treasury 7/13/2023	5.148%	USD	18,000	$17,975
U.S. Treasury 7/20/2023	5.050		10,000	9,976
U.S. Treasury 8/22/2023	5.117		2,200	2,184
U.S. Treasury 9/21/2023	5.125		5,600	5,536
U.S. Treasury 9/28/2023	5.191		4,800	4,741
				40,412
Total short-term securities (cost: $383,761,000)				383,768

Total investment securities 97.67% (cost: $383,761,000)				383,768
Other assets less liabilities 2.33%				9,161
Net assets 100.00%				$392,929

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,539,000, which represented 51.04% of the net assets of the fund.

Refer to the notes to financial statements.

American Funds Insurance Series	245

U.S. Government Securities Fund
Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.05%	Principal amount (000)			Value (000)
Mortgage-backed obligations 51.04%
Federal agency mortgage-backed obligations 51.04%
Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD	4		$4
Fannie Mae Pool #735070 6.50% 10/1/2024[1]		1		1
Fannie Mae Pool #745316 6.50% 2/1/2026[1]		39		40
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]		37		37
Fannie Mae Pool #257431 6.50% 10/1/2028[1]		2		2
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		1		1
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		3		3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		623		601
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		1,303		1,256
Fannie Mae Pool #940890 6.50% 6/1/2037[1]		–	[2]	–	[2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]		3		3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]		11		11
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		13		13
Fannie Mae Pool #970343 6.00% 2/1/2038[1]		14		14
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		5		5
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		20		20
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		8		8
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		32,456		27,726
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		349		350
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		178		179
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		32		32
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		160		161
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		24		24
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		115		116
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		15		15
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		2,846		2,410
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		9		9
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		1,315		1,118
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		17		18
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		850		720
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		5		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		8		7
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		39		36
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		7		7
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		60		56
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		4,279		3,983
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		54		50
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		16		15
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		8		7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		7		6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		3		3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		140		134
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		3,079		2,848
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		41		37
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		75		71
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		100		96
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		31		30
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		20		19
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		1,113		1,036
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		421		391
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		111		103
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		552		514
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		312		289
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]		3,425		3,058
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		407		361
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		896		770
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		237		210
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		73		65
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		560		478
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		188		162

246	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	USD	354		$314
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		1,851		1,574
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		221		182
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		243		215
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		78		64
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]		1,057		876
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		900		740
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		10		8
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		6		5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		5,404		4,808
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		1,574		1,342
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		189		162
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		676		577
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		49		41
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		348		308
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		1,228		1,052
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		809		722
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		2,308		2,050
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		357		316
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		740		605
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		193		166
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		3,714		3,315
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]		3,165		2,974
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]		62		61
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]		56		55
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]		1,965		1,793
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]		59		58
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]		991		958
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]		928		896
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		733		732
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		685		685
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]		106		106
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		265		272
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		421		419
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		939		966
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		3,194		3,181
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		486		502
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]		368		376
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		552		550
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		2,329		2,350
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		4,621		4,601
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		3,415		3,407
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		3,586		3,619
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		2,218		2,247
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		1,583		1,602
Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]		251		256
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		14,532		14,470
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,372		1,172
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		445		429
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		–	[2]	–	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		–	[2]	–	[2]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[1,3]		28		28
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]		180		177
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]		2		2
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]		2		2
Freddie Mac Pool #1H1354 4.333% 11/1/2036[1,3]		48		48
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]		266		269
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]		627		632
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		764		650
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		745		633
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		1,755		1,492

American Funds Insurance Series	247

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	USD	10,690	$9,292
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		27	26
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		30	28
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]		142	137
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		194	182
Freddie Mac Pool #760014 2.73% 8/1/2045[1,3]		261	248
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		49	45
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		71	66
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		53	49
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		51	47
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		39	36
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		34	32
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		31	29
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		20	19
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		17	16
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		14	13
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		1,335	1,277
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		72	69
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		65	63
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		27	25
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		17	16
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		102	97
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		196	192
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		109	106
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		74	73
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]		20	20
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		180	166
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		48	44
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		374	349
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		192	179
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		75	67
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		415	368
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		2,821	2,323
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		2,108	1,801
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		36	30
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		60	49
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		2,856	2,346
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		292	258
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		161	143
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		2,282	2,022
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		242	214
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]		13,787	11,847
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		477	391
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		510	438
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		326	288
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		321	275
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		152	135
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		3,265	2,915
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		13,395	12,384
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		205	187
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		297	264
Freddie Mac Pool #8D0226 2.524% 5/1/2052[1,3]		498	442
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		1,227	1,119
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]		811	796
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]		57	55
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]		53	52
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		11,551	11,335
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		1,230	1,206
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]		991	958
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		2,349	2,341

248	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	USD	5,575		$5,713
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		1,035		1,030
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		1,129		1,124
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		9,085		9,169
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		3,014		3,001
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		18,430		18,600
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		499		505
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		478		485
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		304		307
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		212		217
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		2,756		2,826
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		2,315		2,371
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		2,248		2,320
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		2,156		2,232
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		1,483		1,537
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		1,154		1,188
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		799		816
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		589		613
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		29,369		29,245
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]		–	[2]	–	[2]
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,3]		1,257		1,252
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]		1,363		1,327
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		3,875		3,845
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		4,345		4,021
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		799		699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		324		288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		4,358		4,014
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		3,944		3,644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		885		764
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		1,261		1,132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		476		448
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		3,998		3,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]		233		220
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		732		653
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		545		511
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		2,013		1,881
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		704		628
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		382		341
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		1,723		1,573
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		4,017		3,793
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		17,475		16,491

American Funds Insurance Series	249

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	USD	4,547	$4,154
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]		1,271	1,124
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]		435	361
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		4,448	4,159
Government National Mortgage Assn. 2.00% 7/1/2053[1,4]		1,395	1,173
Government National Mortgage Assn. 2.50% 7/1/2053[1,4]		3,353	2,904
Government National Mortgage Assn. 3.00% 7/1/2053[1,4]		290	259
Government National Mortgage Assn. 3.50% 7/1/2053[1,4]		10,681	9,860
Government National Mortgage Assn. 4.00% 7/1/2053[1,4]		11,750	11,120
Government National Mortgage Assn. 4.50% 7/1/2053[1,4]		859	829
Government National Mortgage Assn. 5.50% 7/1/2053[1,4]		5	5
Government National Mortgage Assn. 3.00% 8/1/2053[1,4]		1,015	908
Government National Mortgage Assn. 3.50% 8/1/2053[1,4]		10,500	9,703
Government National Mortgage Assn. 4.50% 8/1/2053[1,4]		10,100	9,754
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]		78	82
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]		20	21
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]		155	165
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]		28	28
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]		181	182
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		77	81
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		2,367	2,441
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		801	816
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		540	529
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]		18	17
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		5,432	4,629
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		765	650
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		4,155	3,618
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		3,493	3,016
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		1,942	1,678
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		1,222	1,054
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		852	726
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		442	340
Uniform Mortgage-Backed Security 2.00% 7/1/2038[1,4]		1,115	988
Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,4]		175	159
Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,4]		280	270
Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,4]		2,100	1,915
Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,4]		640	618
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,4]		9,225	7,525
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,4]		2,001	1,697
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,4]		5,398	4,752
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,4]		40,326	36,752
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,4]		23,285	21,854
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,4]		24,172	23,241
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,4]		63,179	61,910
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]		27,204	27,074
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]		666	663
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,4]		87,805	88,587
Uniform Mortgage-Backed Security 6.50% 7/1/2053[1,4]		5,145	5,254
Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,4]		2,200	1,869
Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,4]		3,500	3,085
Uniform Mortgage-Backed Security 4.50% 8/1/2053[1,4]		32,400	31,167
Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,4]		45,035	45,426
			767,437

250	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes 38.74%
U.S. Treasury 28.23%
U.S. Treasury 0.125% 7/15/2023	USD	40,000		$39,932
U.S. Treasury 2.125% 11/30/2023		–	[2]	–	[2]
U.S. Treasury 0.125% 12/15/2023		1,934		1,891
U.S. Treasury 2.25% 12/31/2023		1,332		1,312
U.S. Treasury 0.125% 1/15/2024		2,830		2,753
U.S. Treasury 2.50% 1/31/2024		26,000		25,577
U.S. Treasury 1.50% 2/29/2024		369		359
U.S. Treasury 3.00% 7/31/2024		1,820		1,774
U.S. Treasury 4.125% 1/31/2025		23,076		22,715
U.S. Treasury 4.625% 2/28/2025		30,265		30,033
U.S. Treasury 3.875% 3/31/2025		7,070		6,931
U.S. Treasury 3.875% 4/30/2025		4,615		4,525
U.S. Treasury 2.75% 5/15/2025		7,459		7,165
U.S. Treasury 4.25% 5/31/2025		37,305		36,836
U.S. Treasury 3.125% 8/15/2025		390		377
U.S. Treasury 3.50% 9/15/2025		28,000		27,244
U.S. Treasury 3.00% 9/30/2025		2,235		2,151
U.S. Treasury 4.625% 3/15/2026		11,050		11,063
U.S. Treasury 1.25% 12/31/2026		8,665		7,799
U.S. Treasury 3.50% 1/31/2028		7,373		7,157
U.S. Treasury 4.00% 2/29/2028		7,860		7,802
U.S. Treasury 3.625% 5/31/2028		27,900		27,286
U.S. Treasury 1.00% 7/31/2028		1,995		1,711
U.S. Treasury 2.625% 7/31/2029		9,309		8,598
U.S. Treasury 3.50% 1/31/2030		24,230		23,509
U.S. Treasury 2.75% 8/15/2032		7,500		6,872
U.S. Treasury 3.50% 2/15/2033		29,585		28,800
U.S. Treasury 4.25% 5/15/2039		795		832
U.S. Treasury 4.50% 8/15/2039		820		882
U.S. Treasury 1.125% 5/15/2040		4,135		2,681
U.S. Treasury 3.875% 2/15/2043		1,050		1,023
U.S. Treasury 3.875% 5/15/2043		820		802
U.S. Treasury 2.50% 2/15/2045		4,850		3,754
U.S. Treasury 2.50% 2/15/2046		3,900		3,001
U.S. Treasury 2.50% 5/15/2046		5,400		4,151
U.S. Treasury 2.875% 11/15/2046		2,700		2,224
U.S. Treasury 3.00% 2/15/2049		300		254
U.S. Treasury 2.875% 5/15/2049		6,300		5,208
U.S. Treasury 2.25% 8/15/2049		1,635		1,188
U.S. Treasury 1.25% 5/15/2050[5]		18,640		10,476
U.S. Treasury 1.375% 8/15/2050		4,330		2,515
U.S. Treasury 1.625% 11/15/2050[5]		26,165		16,235
U.S. Treasury 1.875% 2/15/2051		6,672		4,414
U.S. Treasury 2.00% 8/15/2051		5,226		3,558
U.S. Treasury 1.875% 11/15/2051		3,164		2,086
U.S. Treasury 2.875% 5/15/2052		3,740		3,096
U.S. Treasury 3.00% 8/15/2052[5]		7,555		6,417
U.S. Treasury 4.00% 11/15/2052[5]		7,319		7,510
				424,479

U.S. Treasury inflation-protected securities 10.51%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]		3,478		3,395
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]		12,499		12,132
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]		5,883		5,600
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]		50,365		48,225
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]		6,414		6,085
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]		5,853		5,491
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]		30,446		28,478
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]		5,712		5,288
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]		7,706		7,596

American Funds Insurance Series	251

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[6]	USD	7,423	$6,658
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6]		7,001	6,223
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]		1,019	904
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]		4,491	3,954
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]		429	461
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]		8,712	7,405
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]		1,636	1,342
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]		5,002	4,305
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]		343	240
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]		4,975	3,317
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]		1,486	984
			158,083
Total U.S. Treasury bonds & notes			582,562

Federal agency bonds & notes 5.27%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		266	255
Fannie Mae 7.125% 1/15/2030		2,000	2,339
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,228
Federal Home Loan Bank 5.50% 7/15/2036		300	341
Private Export Funding Corp. 3.55% 1/15/2024		3,190	3,152
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,606
Tennessee Valley Authority 0.75% 5/15/2025		3,700	3,414
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,731
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,815
Tennessee Valley Authority 5.88% 4/1/2036		875	995
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	244
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		828	770
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023		1,250	1,250
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,091
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,814	1,873
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023		1,500	1,497
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,188
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,529
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,503
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,889
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,643
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,477
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,373
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,364

252	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD	2,377	$2,212
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033			2,059	1,904
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034			651	601
				79,284
Total bonds, notes & other debt instruments (cost: $1,497,923,000)				1,429,283

Short-term securities 29.53%	Weighted average yield at acquisition
Federal agency bills & notes 15.55%
Federal Home Loan Bank 7/28/2023	4.957%		6,500	6,478
Federal Home Loan Bank 8/8/2023	4.700		90,000	89,556
Federal Home Loan Bank 8/11/2023	4.990		25,000	24,866
Federal Home Loan Bank 8/14/2023	4.741		95,000	94,452
Federal Home Loan Bank 8/25/2023	4.951		10,000	9,927
Federal Home Loan Bank 9/6/2023	5.198		8,600	8,523
				233,802

Commercial paper 8.48%
Apple, Inc. 7/19/2023[7]	5.060		26,000	25,930
BofA Securities, Inc. 7/10/2023[7]	5.180		2,100	2,097
Cabot Trail Funding, LLC 8/16/2023[7]	5.180		2,400	2,384
Chariot Funding, LLC 7/5/2023[7]	5.210		1,000	999
Chariot Funding, LLC 7/19/2023[7]	5.180		6,400	6,383
Chariot Funding, LLC 7/31/2023[7]	5.200		2,600	2,588
Coca-Cola Co. 7/20/2023[7]	4.969		32,900	32,808
Equinor ASA 7/3/2023[7]	5.060		14,500	14,494
Komatsu Finance America, Inc. 7/19/2023[7]	5.120		13,500	13,464
Linde, Inc. 7/11/2023	5.065		2,500	2,496
OMERS Finance Trust 7/12/2023	5.150		20,000	19,966
Paccar Financial Corp. 7/24/2023	5.080		3,900	3,887
				127,496

U.S. Treasury bills 3.35%
U.S. Treasury 7/13/2023	5.110		12,500	12,483
U.S. Treasury 7/20/2023	5.050		10,000	9,976
U.S. Treasury 8/22/2023	5.117		3,700	3,674
U.S. Treasury 11/2/2023	4.527		24,780	24,342
				50,475

American Funds Insurance Series	253

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.15%
Nederlandse Waterschapsbank NV 7/11/2023[7]	5.120%	USD	14,100	$14,078
Oesterreich Kontrollbank 7/19/2023	5.080		5,200	5,186
Québec (Province of) 7/17/2023[7]	5.100		13,100	13,069
				32,333
Total short-term securities (cost: $444,135,000)				444,106

Total investment securities 124.58% (cost: $1,942,058,000)				1,873,389
Other assets less liabilities (24.58)%				(369,590)
Net assets 100.00%				$1,503,799

254	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	212	July 2023	USD	83,831	$5
30 Day Federal Funds Futures	Short	193	August 2023		(76,177)	8
30 Day Federal Funds Futures	Short	57	October 2023		(22,484)	16
30 Day Federal Funds Futures	Long	56	November 2023		22,073	(13)
3 Month SOFR Futures	Long	1,495	December 2023		353,568	(17,923)
3 Month SOFR Futures	Short	923	March 2024		(218,382)	10,724
3 Month SOFR Futures	Long	62	September 2024		14,762	(26)
3 Month SOFR Futures	Short	256	March 2025		(61,424)	1,752
2 Year U.S. Treasury Note Futures	Long	3,418	September 2023		695,029	(8,638)
5 Year U.S. Treasury Note Futures	Long	3,471	September 2023		371,722	(6,146)
10 Year U.S. Treasury Note Futures	Long	2,118	September 2023		237,779	(3,585)
10 Year Ultra U.S. Treasury Note Futures	Short	916	September 2023		(108,489)	1,225
20 Year U.S. Treasury Bond Futures	Short	264	September 2023		(33,503)	(43)
30 Year Ultra U.S. Treasury Bond Futures	Long	205	September 2023		27,925	246
						$(22,398)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	30,500	$471	$–	$471
0.45801%	Annual	SOFR	Annual	10/26/2023		30,500	(472)	–	(472)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024		17,898	(60)	–	(60)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		26,222	(87)	–	(87)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		35,800	(119)	–	(119)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024		119,400	(4,020)	–	(4,020)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		97,600	4,420	–	4,420
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		24,000	(420)	–	(420)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		3,698	(66)	–	(66)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		17,700	(320)	–	(320)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		20,100	1,765	–	1,765
U.S. EFFR	Annual	0.126%	Annual	6/25/2025		20,100	1,765	–	1,765
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		22,492	2,857	–	2,857
SOFR	Annual	3.916%	Annual	7/11/2025		46,800	787	–	787
4.265%	Annual	SOFR	Annual	2/16/2026		4,777	(30)	–	(30)
4.27%	Annual	SOFR	Annual	2/16/2026		9,620	(60)	–	(60)
4.3005%	Annual	SOFR	Annual	2/17/2026		1,989	(11)	–	(11)
4.288%	Annual	SOFR	Annual	2/17/2026		2,021	(12)	–	(12)
4.3035%	Annual	SOFR	Annual	2/17/2026		2,874	(16)	–	(16)
4.2675%	Annual	SOFR	Annual	2/17/2026		2,771	(18)	–	(18)
4.2515%	Annual	SOFR	Annual	2/17/2026		2,847	(19)	–	(19)
3.45%	Annual	SOFR	Annual	2/1/2028		12,500	(276)	–	(276)
3.47%	Annual	SOFR	Annual	2/2/2028		11,600	(247)	–	(247)
3.177%	Annual	SOFR	Annual	2/28/2030		2,400	(78)	–	(78)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030		49,000	9,121	–	9,121
3.18%	Annual	SOFR	Annual	4/17/2030		2,600	(84)	–	(84)

American Funds Insurance Series	255

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	$(69)	$–	$(69)
3.353%	Annual	SOFR	Annual	4/19/2030		2,600	(57)	–	(57)
3.342%	Annual	SOFR	Annual	4/19/2030		2,600	(59)	–	(59)
3.344%	Annual	SOFR	Annual	4/20/2030		2,600	(59)	–	(59)
3.128%	Annual	SOFR	Annual	4/28/2030		2,600	(92)	–	(92)
3.285%	Annual	SOFR	Annual	5/1/2030		2,500	(65)	–	(65)
3.259%	Annual	SOFR	Annual	5/1/2030		2,600	(72)	–	(72)
3.186%	Annual	SOFR	Annual	5/9/2030		2,600	(83)	–	(83)
3.215%	Annual	SOFR	Annual	5/10/2030		2,500	(75)	–	(75)
3.29%	Annual	SOFR	Annual	5/19/2030		3,100	(80)	–	(80)
3.31%	Annual	SOFR	Annual	6/9/2030		26,800	(652)	–	(652)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		15,500	2,959	–	2,959
SOFR	Annual	3.175%	Annual	2/1/2038		16,000	55	–	55
3.065%	Annual	SOFR	Annual	4/7/2040		12,300	(644)	–	(644)
SOFR	Annual	3.045%	Annual	7/27/2050		3,600	134	–	134
SOFR	Annual	2.85282%	Annual	12/6/2052		540	35	–	35
SOFR	Annual	2.93542%	Annual	12/6/2052		550	27	–	27
SOFR	Annual	3.01413%	Annual	1/12/2053		1,402	49	–	49
SOFR	Annual	3.02%	Annual	1/12/2053		1,400	48	–	48
SOFR	Annual	2.974%	Annual	4/17/2053		800	33	–	33
SOFR	Annual	3.044%	Annual	4/18/2053		800	23	–	23
SOFR	Annual	3.0875%	Annual	4/19/2053		800	16	–	16
SOFR	Annual	3.1035%	Annual	4/19/2053		800	14	–	14
SOFR	Annual	3.0895%	Annual	4/20/2053		800	16	–	16
SOFR	Annual	2.9405%	Annual	4/28/2053		800	38	–	38
SOFR	Annual	3.0535%	Annual	5/1/2053		1,600	43	–	43
SOFR	Annual	3.085%	Annual	5/9/2053		900	19	–	19
SOFR	Annual	3.1135%	Annual	5/10/2053		800	12	–	12
SOFR	Annual	3.1605%	Annual	5/19/2053		1,000	6	–	6
							$16,291	$–	$16,291

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,752,000, which represented .98% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $128,294,000, which represented 8.53% of the net assets of the fund.

256	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	257

Managed Risk Growth Fund
Investment portfolio June 30, 2023	unaudited

Growth funds 85.25%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,727,279	$425,030
Total growth funds (cost: $380,542,000)		425,030

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,265,584	50,023
Total fixed income funds (cost: $50,624,000)		50,023

Short-term securities 4.00%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	19,961,230	19,961
Total short-term securities (cost: $19,961,000)		19,961

Options purchased 0.16%
Options purchased*		766
Total options purchased (cost: $2,722,000)		766

Total investment securities 99.44% (cost: $453,849,000)		495,780
Other assets less liabilities 0.56%		2,816
Net assets 100.00%		$498,596

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	335	USD	149,088	USD	2,850.00	9/15/2023	$55
S&P 500 Index	30		13,351		2,950.00	9/15/2023	6
S&P 500 Index	10		4,450		3,000.00	9/15/2023	2
S&P 500 Index	70		31,153		2,775.00	12/15/2023	47
S&P 500 Index	70		31,153		2,800.00	12/15/2023	47
S&P 500 Index	50		22,252		2,825.00	12/15/2023	36
S&P 500 Index	100		44,504		2,850.00	12/15/2023	75
S&P 500 Index	110		48,954		2,875.00	12/15/2023	83
S&P 500 Index	35		15,576		2,900.00	12/15/2023	27
S&P 500 Index	30		13,351		2,950.00	12/15/2023	26
S&P 500 Index	65		28,927		3,150.00	12/15/2023	73
S&P 500 Index	10		4,450		3,225.00	12/15/2023	13
S&P 500 Index	35		15,576		3,250.00	12/15/2023	46
S&P 500 Index	145		64,531		3,275.00	12/15/2023	198
S&P 500 Index	20		8,901		3,350.00	12/15/2023	32
							$766

258	American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	860	September 2023	USD	92,101	$(1,219)
Japanese yen currency Futures	Short	2	September 2023		(175)	7
FTSE 100 Index Futures	Short	2	September 2023		(192)	1
Nikkei 225 (OSE) Index Futures	Short	1	September 2023		(230)	(7)
British pound currency Futures	Short	3	September 2023		(238)	(2)
Mini MSCI Emerging Market Index Futures	Short	9	September 2023		(449)	6
Russell 2000 Mini Index Futures	Short	11	September 2023		(1,047)	(12)
Euro Stoxx 50 Index Futures	Short	48	September 2023		(2,322)	(39)
Euro currency Futures	Short	18	September 2023		(2,465)	(16)
S&P Mid 400 E-mini Index Futures	Short	16	September 2023		(4,231)	(115)
S&P 500 E-mini Index Futures	Short	143	September 2023		(32,091)	(693)
						$(2,089)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.25%
American Funds Insurance Series – Growth Fund, Class 1	$387,467	$91,971	$122,285	$(28,447)	$96,324	$425,030	$780	$22,902

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,197	36,164	20,338	(885)	885	50,023	286	–
Total 95.28%				$(29,332)	$97,209	$475,053	$1,066	$22,902

[1]	Rate represents the seven-day yield at 6/30/2023.

[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	259

Managed Risk International Fund
Investment portfolio June 30, 2023	unaudited

Growth funds 85.31%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,194,789	$106,426
Total growth funds (cost: $99,890,000)		106,426

Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,318,491	12,526
Total fixed income funds (cost: $12,773,000)		12,526

Short-term securities 3.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	4,810,529	4,811
Total short-term securities (cost: $4,811,000)		4,811

Options purchased 0.18%
Options purchased*		225
Total options purchased (cost: $716,000)		225

Total investment securities 99.39% (cost: $118,190,000)		123,988
Other assets less liabilities 0.61%		761
Net assets 100.00%		$124,749

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2023 (000)
iShares MSCI EAFE ETF	1,300	USD	9,425	USD	49.00	9/15/2023	$12
iShares MSCI EAFE ETF	550		3,988		50.00	9/15/2023	5
iShares MSCI EAFE ETF	1,400		10,150		51.00	9/15/2023	14
iShares MSCI EAFE ETF	2,400		17,400		52.00	9/15/2023	19
iShares MSCI EAFE ETF	1,800		13,050		54.00	12/15/2023	47
iShares MSCI EAFE ETF	3,900		28,275		55.00	12/15/2023	99
iShares MSCI EAFE ETF	700		5,075		56.00	12/15/2023	24
iShares MSCI EAFE ETF	200		1,450		57.00	12/15/2023	5
							$225

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	122	September 2023	USD	13,066	$(79)
S&P 500 E-mini Index Futures	Short	26	September 2023		(5,835)	(162)
Mini MSCI Emerging Market Index Futures	Short	127	September 2023		(6,337)	37
MSCI EAFE Index Futures	Short	87	September 2023		(9,376)	(104)
						$(308)

260	American Funds Insurance Series

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.31%
American Funds Insurance Series – International Fund, Class 1	$106,435	$11,326	$24,003	$(6,836)	$19,504	$106,426	$73	$–

Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	3,449	3,575	(354)	479	12,526	259	–
Total 95.35%				$(7,190)	$19,983	$118,952	$332	$–

[1]	Rate represents the seven-day yield at 6/30/2023.

[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	261

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	20,345,075	$274,659
Total growth-and-income funds (cost: $278,387,000)		274,659

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,242,268	32,325
Total fixed income funds (cost: $33,893,000)		32,325

Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	15,081,762	15,082
Total short-term securities (cost: $15,082,000)		15,082

Options purchased 0.17%
Options purchased*		537
Total options purchased (cost: $2,363,000)		537

Total investment securities 99.86% (cost: $329,725,000)		322,603
Other assets less liabilities 0.14%		461
Net assets 100.00%		$323,064

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	330	USD	146,863	USD	2,850.00	9/15/2023	$54
S&P 500 Index	10		4,450		2,875.00	9/15/2023	2
S&P 500 Index	55		24,477		2,950.00	9/15/2023	11
S&P 500 Index	20		8,901		3,000.00	9/15/2023	4
S&P 500 Index	80		35,603		2,775.00	12/15/2023	54
S&P 500 Index	100		44,504		2,800.00	12/15/2023	67
S&P 500 Index	50		22,252		2,825.00	12/15/2023	36
S&P 500 Index	55		24,477		2,850.00	12/15/2023	41
S&P 500 Index	90		40,053		2,875.00	12/15/2023	68
S&P 500 Index	35		15,576		2,900.00	12/15/2023	27
S&P 500 Index	40		17,802		3,150.00	12/15/2023	45
S&P 500 Index	25		11,126		3,225.00	12/15/2023	33
S&P 500 Index	10		4,450		3,250.00	12/15/2023	13
S&P 500 Index	10		4,450		3,275.00	12/15/2023	14
S&P 500 Index	20		8,901		3,350.00	12/15/2023	32
S&P 500 Index	15		6,676		3,250.00	3/15/2024	36
							$537

262	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	165	September 2023	USD	17,670	$(242)
S&P 500 E-mini Index Futures	Long	38	September 2023		8,528	240
						$(2)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$274,603	$28,117	$45,263	$(3,995)	$21,197	$274,659	$1,303	$2,476

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,319	7,880	7,837	(879)	842	32,325	185	–
Total 95.02%				$(4,874)	$22,039	$306,984	$1,488	$2,476

[1]	Rate represents the seven-day yield at 6/30/2023.

[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	263

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 79.96%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	31,901,672	$1,737,684
Total growth-and-income funds (cost: $1,710,272,000)		1,737,684

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,297,754	325,829
Total fixed income funds (cost: $344,843,000)		325,829

Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	100,572,314	100,572
Total short-term securities (cost: $100,572,000)		100,572

Options purchased 0.25%
Options purchased*		5,468
Total options purchased (cost: $25,532,000)		5,468

Total investment securities 99.84% (cost: $2,181,219,000)		2,169,553
Other assets less liabilities 0.16%		3,557
Net assets 100.00%		$2,173,110

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	4,100	USD	1,824,656	USD	2,850.00	9/15/2023	$668
S&P 500 Index	200		89,008		2,875.00	9/15/2023	34
S&P 500 Index	60		26,702		2,900.00	9/15/2023	10
S&P 500 Index	600		267,023		2,950.00	9/15/2023	118
S&P 500 Index	60		26,702		3,000.00	9/15/2023	13
S&P 500 Index	765		340,454		2,775.00	12/15/2023	516
S&P 500 Index	780		347,130		2,800.00	12/15/2023	523
S&P 500 Index	765		340,454		2,825.00	12/15/2023	555
S&P 500 Index	725		322,653		2,850.00	12/15/2023	544
S&P 500 Index	800		356,030		2,875.00	12/15/2023	600
S&P 500 Index	115		51,179		2,900.00	12/15/2023	90
S&P 500 Index	25		11,126		2,950.00	12/15/2023	21
S&P 500 Index	350		155,763		3,150.00	12/15/2023	394
S&P 500 Index	20		8,901		3,225.00	12/15/2023	26
S&P 500 Index	170		75,657		3,250.00	12/15/2023	223
S&P 500 Index	175		77,882		3,275.00	12/15/2023	239
S&P 500 Index	300		133,511		3,350.00	12/15/2023	481
S&P 500 Index	170		75,656		3,250.00	3/15/2024	413
							$5,468

264	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,183	September 2023	USD	126,692	$(1,765)
S&P 500 E-mini Index Futures	Long	351	September 2023		78,769	2,498
British pound currency Futures	Short	1	September 2023		(79)	(1)
Euro currency Futures	Short	1	September 2023		(137)	(1)
Mini MSCI Emerging Market Index Futures	Short	6	September 2023		(299)	3
FTSE 100 Index Futures	Short	4	September 2023		(384)	2
Euro Stoxx 50 Index Futures	Short	12	September 2023		(581)	(10)
S&P Mid 400 E-mini Index Futures	Short	5	September 2023		(1,322)	(34)
						$692

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.96%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,677,875	$219,924	$303,846	$36,983	$106,748	$1,737,684	$6,066	$89,386

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	314,614	72,941	64,701	(11,714)	14,689	325,829	1,898	–
Total 94.96%				$25,269	$121,437	$2,063,513	$7,964	$89,386

[1]	Rate represents the seven-day yield at 6/30/2023.

[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	265

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2023	unaudited

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	89,855,897	$2,043,323
Total asset allocation funds (cost: $2,082,809,000)		2,043,323

Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	102,371,216	102,371
Total short-term securities (cost: $102,371,000)		102,371

Options purchased 0.03%
Options purchased*		693
Total options purchased (cost: $2,654,000)		693

Total investment securities 100.00% (cost: $2,187,834,000)		2,146,387
Other assets less liabilities (0.00)%		(43)
Net assets 100.00%		$2,146,344

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	300	USD	133,511	USD	2,850.00	9/15/2023	$49
S&P 500 Index	55		24,477		2,775.00	12/15/2023	37
S&P 500 Index	145		64,530		2,800.00	12/15/2023	97
S&P 500 Index	75		33,378		2,825.00	12/15/2023	54
S&P 500 Index	125		55,630		2,850.00	12/15/2023	94
S&P 500 Index	150		66,756		2,875.00	12/15/2023	113
S&P 500 Index	70		31,153		2,900.00	12/15/2023	55
S&P 500 Index	60		26,702		3,225.00	12/15/2023	79
S&P 500 Index	20		8,901		3,250.00	12/15/2023	26
S&P 500 Index	30		13,351		3,275.00	12/15/2023	41
S&P 500 Index	30		13,351		3,350.00	12/15/2023	48
							$693

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,055	September 2023	USD	112,984	$(1,567)
British pound currency Futures	Short	1	September 2023		(79)	(1)
Russell 2000 Mini Index Futures	Short	1	September 2023		(95)	(1)
FTSE 100 Index Futures	Short	2	September 2023		(192)	1
Euro Stoxx 50 Index Futures	Short	5	September 2023		(242)	(4)
Mini MSCI Emerging Market Index Futures	Short	5	September 2023		(249)	3
Euro Currency Futures	Short	3	September 2023		(411)	(3)
S&P Mid 400 E-mini Index Futures	Short	4	September 2023		(1,058)	(28)
						$(1,600)

266	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,084,270	$178,742	$272,742	$1,915	$51,138	$2,043,323	$10,281	$77,368

[1]	Rate represents the seven-day yield at 6/30/2023.

[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	267

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2023	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,187,612	$3,052,658	$36,079,869	$6,885,865		$3,209,783
Affiliated issuers	260,524	122,435	767,206	196,037		142,018
Cash	592	235	2,303	1,037		651
Cash collateral received for securities on loan	961	4,238	2,862	255		386
Cash collateral pledged for futures contracts	–	–	–	–		161
Cash collateral pledged for swap contracts	–	–	–	–		–
Cash denominated in currencies other than U.S. dollars	1,578	5,129	920	5,289		825
Unrealized appreciation on open forward currency contracts	–	–	–	–		180
Receivables for:
Sales of investments	–	19,356	58,980	106,130		20,258
Sales of fund’s shares	1,997	1,000	10,237	6,432		2,369
Dividends and interest	12,854	3,265	13,905	13,360		10,871
Closed forward currency contracts	–	–	–	–		5
Variation margin on futures contracts	–	–	–	–		20
Variation margin on centrally cleared swap contracts	–	–	–	–		–
Securities lending income	1	4	1	–	*	–	*
Other	59	8	16	275		82
	7,466,178	3,208,328	36,936,299	7,214,680		3,387,609

Liabilities:
Collateral for securities on loan	9,612	42,375	28,625	2,552		3,859
Unrealized depreciation on open forward currency contracts	–	–	–	–		104
Unrealized depreciation on unfunded commitments	–	–	–	–		–
Payables for:
Purchases of investments	3,937	7,697	29,499	52,830		7,917
Repurchases of fund’s shares	8,466	2,925	96,342	3,185		2,116
Investment advisory services	2,194	1,522	9,202	2,788		1,382
Insurance administrative fees	408	174	1,872	252		466
Services provided by related parties	1,016	514	4,915	947		398
Trustees’ deferred compensation	89	57	494	175		42
Closed forward currency contracts	–	–	–	–		2
Variation margin on futures contracts	–	–	–	–		22
Variation margin on centrally cleared swap contracts	–	–	–	–		–
Bank overdraft	–	–	–	–		–
Non-U.S. taxes	3,383	12,335	867	23,650		12,620
Other	220	279	155	345		168
	29,325	67,878	171,971	86,724		29,096
Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,578,577	$2,487,653	$20,499,870	$6,070,096		$2,498,997
Total distributable earnings (accumulated loss)	2,858,276	652,797	16,264,458	1,057,860		859,516
Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Investment securities on loan, at value	$11,345	$61,683	$27,798	$22,230		$11,128
Investment securities, at cost
Unaffiliated issuers	4,514,668	2,391,917	19,949,813	5,340,365		2,344,169
Affiliated issuers	260,495	120,919	766,983	195,981		141,981
Cash denominated in currencies other than U.S. dollars, at cost	1,577	5,132	920	5,280		825

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

268     American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund		Capital World Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,541,960		$1,753,568		$34,057,439	$306,146		$1,108,353
Affiliated issuers	379,391		70,870		1,901,971	14,089		133,268
Cash	1,686		53		1,233	68		785
Cash collateral received for securities on loan	354		95		6,463	172		611
Cash collateral pledged for futures contracts	–		–		–	–		–
Cash collateral pledged for swap contracts	–		–		–	–		–
Cash denominated in currencies other than U.S. dollars	–		398		1,047	75		149
Unrealized appreciation on open forward currency contracts	–		–		–	–		–
Receivables for:
Sales of investments	32,818		5,389		42,303	505		44,839
Sales of fund’s shares	2,349		99		2,258	765		2,116
Dividends and interest	10,029		4,838		42,891	2,563		4,997
Closed forward currency contracts	–		–		–	–		–
Variation margin on futures contracts	–		–		–	–		97
Variation margin on centrally cleared swap contracts	–		–		–	–		54
Securities lending income	–	*	–	*	5	–	*	1
Other	7		46		127	19		39
	9,968,594		1,835,356		36,055,737	324,402		1,295,309

Liabilities:
Collateral for securities on loan	3,540		952		64,632	1,722		6,105
Unrealized depreciation on open forward currency contracts	–		–		–	–		–
Unrealized depreciation on unfunded commitments	–		–		–	–		–
Payables for:
Purchases of investments	12,227		5,963		59,338	194		96,269
Repurchases of fund’s shares	10,319		4,428		73,500	41		293
Investment advisory services	1,883		541		7,353	122		210
Insurance administrative fees	740		128		1,104	85		343
Services provided by related parties	1,057		298		3,766	69		141
Trustees’ deferred compensation	104		25		543	14		8
Closed forward currency contracts	–		–		–	–		–
Variation margin on futures contracts	–		–		–	–		7
Variation margin on centrally cleared swap contracts	–		–		–	–		19
Bank overdraft	–		–		–	–		–
Non-U.S. taxes	148		839		1,491	153		737
Other	10		55		170	15		20
	30,028		13,229		211,897	2,415		104,152
Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,532,632		$1,426,801		$20,896,057	$314,165		$1,056,574
Total distributable earnings (accumulated loss)	2,405,934		395,326		14,947,783	7,822		134,583
Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Investment securities on loan, at value	$3,429		$6,023		$61,497	$2,761		$6,985
Investment securities, at cost
Unaffiliated issuers	7,218,978		1,294,449		20,043,920	274,834		965,312
Affiliated issuers	379,298		70,860		1,901,275	14,084		138,510
Cash denominated in currencies other than U.S. dollars, at cost	–		398		1,044	75		149

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series    269

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,860,159	$356,903		$10,067,305		$1,381,748	$796,378
Affiliated issuers	3,466,389	36,721		2,007,541		208,511	33,341
Cash	3,225	55		8,765		89	–
Cash collateral received for securities on loan	1,726	71		–		–	–
Cash collateral pledged for futures contracts	–	–		–		–	104
Cash collateral pledged for swap contracts	–	–		–		–	818
Cash denominated in currencies other than U.S. dollars	662	87		–	*	85	12
Unrealized appreciation on open forward currency contracts	–	537		1,374		5,906	–
Receivables for:
Sales of investments	644,680	3,674		2,183,376		33,094	4,791
Sales of fund’s shares	977	826		27,993		2,078	1,130
Dividends and interest	76,599	1,860		76,760		11,383	12,634
Closed forward currency contracts	–	–		–		–	–
Variation margin on futures contracts	294	30		6,843		486	–
Variation margin on centrally cleared swap contracts	141	22		160		279	–
Securities lending income	1	–	*	–		–	–
Other	224	–	*	–		120	3
	27,055,077	400,786		14,380,117		1,643,779	849,211

Liabilities:
Collateral for securities on loan	17,261	712		–		–	–
Unrealized depreciation on open forward currency contracts	–	708		1,997		8,188	–
Unrealized depreciation on unfunded commitments	7	–		–		1	2
Payables for:
Purchases of investments	1,708,017	16,149		3,826,500		173,829	7,673
Repurchases of fund’s shares	21,962	169		2,503		209	433
Investment advisory services	5,474	136		1,402		515	181
Insurance administrative fees	3,370	74		664		34	55
Services provided by related parties	2,606	66		1,020		203	148
Trustees’ deferred compensation	317	4		130		27	32
Closed forward currency contracts	–	–		–		–	–
Variation margin on futures contracts	1,434	48		4,588		822	7
Variation margin on centrally cleared swap contracts	430	57		942		723	94
Bank overdraft	–	–		–		–	119
Non-U.S. taxes	3,812	290		–		85	–
Other	85	19		16		89	5
	1,764,775	18,432		3,839,762		184,725	8,749
Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$840,462

Net assets consist of:
Capital paid in on shares of beneficial interest	$19,487,055	$351,473		$12,081,653		$1,763,153	$1,186,715
Total distributable earnings (accumulated loss)	5,803,247	30,881		(1,541,298)		(304,099)	(346,253)

Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$840,462

Investment securities on loan, at value	$16,802	$697		$–		$–	$–
Investment securities, at cost
Unaffiliated issuers	17,250,054	323,779		10,634,682		1,499,648	861,704
Affiliated issuers	3,673,146	36,559		2,007,086		206,121	33,328
Cash denominated in currencies other than U.S. dollars, at cost	662	87		–	*	83	12

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

270     American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$152,783	$383,768	$1,873,389	$20,727	$5,036
Affiliated issuers	–	–	–	475,053	118,952
Cash	2,594	9,100	41,182	–	–
Cash collateral received for securities on loan	–	–	–	–	–
Cash collateral pledged for futures contracts	–	–	–	3,702	1,074
Cash collateral pledged for swap contracts	–	–	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–	–	–
Receivables for:
Sales of investments	16,656	–	205,550	1,327	207
Sales of fund’s shares	79	537	4,498	412	143
Dividends and interest	277	36	6,790	80	22
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	45	–	658	–	2
Variation margin on centrally cleared swap contracts	1	–	1,089	–	–
Securities lending income	–	–	–	–	–
Other	1	–	–	–	–
	172,436	393,441	2,133,156	501,301	125,436

Liabilities:
Collateral for securities on loan	–	–	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–	–	–
Payables for:
Purchases of investments	67,574	–	626,483	1,575	284
Repurchases of fund’s shares	61	288	1,162	152	63
Investment advisory services	15	85	216	40	10
Insurance administrative fees	28	44	120	295	78
Services provided by related parties	21	83	295	96	25
Trustees’ deferred compensation	3	12	44	4	1
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	31	–	667	543	226
Variation margin on centrally cleared swap contracts	9	–	368	–	–
Bank overdraft	–	–	–	–	–
Non-U.S. taxes	–	–	–	–	–
Other	–	–	2	–	–
	67,742	512	629,357	2,705	687
Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Net assets consist of:
Capital paid in on shares of beneficial interest	$115,198	$384,122	$1,750,412	$565,139	$152,639
Total distributable earnings (accumulated loss)	(10,504)	8,807	(246,613)	(66,543)	(27,890)
Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Investment securities on loan, at value	$–	$–	$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	155,464	383,761	1,942,058	22,683	5,527
Affiliated issuers	–	–	–	431,166	112,663
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–	–	–

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series    271

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$15,619	$106,040	$103,064
Affiliated issuers	306,984	2,063,513	2,043,323
Cash	–	–	–
Cash collateral received for securities on loan	–	–	–
Cash collateral pledged for futures contracts	656	5,594	1,584
Cash collateral pledged for swap contracts	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–
Receivables for:
Sales of investments	1,336	30,521	1,518
Sales of fund’s shares	9	293	25
Dividends and interest	64	427	431
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	100	922	–
Variation margin on centrally cleared swap contracts	–	–	–
Securities lending income	–	–	–
Other	–	–	–
	324,768	2,207,310	2,149,945

Liabilities:
Collateral for securities on loan	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–
Payables for:
Purchases of investments	769	4,760	–
Repurchases of fund’s shares	645	27,845	1,623
Investment advisory services	26	178	175
Insurance administrative fees	197	1,324	1,325
Services provided by related parties	64	55	433
Trustees’ deferred compensation	3	16	29
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	–	22	16
Variation margin on centrally cleared swap contracts	–	–	–
Bank overdraft	–	–	–
Non-U.S. taxes	–	–	–
Other	–	–	–
	1,704	34,200	3,601
Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Net assets consist of:
Capital paid in on shares of beneficial interest	$358,410	$2,153,328	$2,184,513
Total distributable earnings (accumulated loss)	(35,346)	19,782	(38,169)

Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Investment securities on loan, at value	$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	17,445	126,104	105,025
Affiliated issuers	312,280	2,055,115	2,082,809
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

272     American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$3,267,350	$989,232	$16,132,357	$3,347,079	$1,773,825
	Shares outstanding	101,754	55,385	179,425	194,879	71,238
	Net asset value per share	$32.11	$17.86	$89.91	$17.18	$24.90
Class 1A:	Net assets	$16,502	$4,969	$245,718	$11,621	$9,840
	Shares outstanding	517	282	2,762	680	397
	Net asset value per share	$31.92	$17.60	$88.97	$17.07	$24.76
Class 2:	Net assets	$3,480,176	$1,859,010	$17,094,954	$3,348,777	$809,785
	Shares outstanding	110,006	110,517	192,676	196,109	32,955
	Net asset value per share	$31.64	$16.82	$88.72	$17.08	$24.57
Class 3:	Net assets			$224,580	$16,681
	Shares outstanding	Not applicable	Not applicable	2,472	969	Not applicable
	Net asset value per share			$90.85	$17.22
Class 4:	Net assets	$672,825	$287,239	$3,066,719	$403,798	$765,063
	Shares outstanding	21,510	17,121	35,477	24,043	31,425
	Net asset value per share	$31.28	$16.78	$86.44	$16.79	$24.35

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$5,859,309	$575,236	$21,339,299	$16,140	$615,174
	Shares outstanding	434,159	43,963	391,780	1,644	54,668
	Net asset value per share	$13.50	$13.08	$54.47	$9.82	$11.25
Class 1A:	Net assets	$22,036	$6,559	$32,236	$5,687	$10,007
	Shares outstanding	1,644	505	596	595	890
	Net asset value per share	$13.41	$13.00	$54.09	$9.55	$11.24
Class 2:	Net assets	$2,854,203	$1,031,693	$12,482,053	$164,805	$14,070
	Shares outstanding	215,704	79,141	233,068	17,257	1,251
	Net asset value per share	$13.23	$13.04	$53.56	$9.55	$11.24
Class 3:	Net assets			$136,059
	Shares outstanding	Not applicable	Not applicable	2,494	Not applicable	Not applicable
	Net asset value per share			$54.57
Class 4:	Net assets	$1,203,018	$208,639	$1,854,193	$135,355	$551,906
	Shares outstanding	91,932	16,424	35,213	14,410	49,157
	Net asset value per share	$13.09	$12.70	$52.66	$9.39	$11.23

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series    273

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$15,365,770	$97,665	$6,602,578	$652,959	$216,837
	Shares outstanding	675,835	8,259	694,825	67,304	24,631
	Net asset value per share	$22.74	$11.82	$9.50	$9.70	$8.80
Class 1A:	Net assets	$27,766	$2,641	$236,295	$1,290	$2,199
	Shares outstanding	1,228	225	25,053	134	251
	Net asset value per share	$22.61	$11.75	$9.43	$9.64	$8.77
Class 2:	Net assets	$4,262,698	$160,967	$2,848,519	$751,310	$521,941
	Shares outstanding	190,271	13,696	304,444	78,350	60,683
	Net asset value per share	$22.40	$11.75	$9.36	$9.59	$8.60
Class 3:	Net assets	$29,116				$8,129
	Shares outstanding	1,280	Not applicable	Not applicable	Not applicable	919
	Net asset value per share	$22.76				$8.85
Class 4:	Net assets	$5,604,952	$121,081	$852,963	$53,495	$91,356
	Shares outstanding	252,342	10,478	91,636	5,660	9,573
	Net asset value per share	$22.21	$11.56	$9.31	$9.45	$9.54

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$16,337	$39,933	$248,337
	Shares outstanding	1,721	3,464	24,903	Not applicable	Not applicable
	Net asset value per share	$9.49	$11.53	$9.97
Class 1A:	Net assets	$1,673	$116	$4,445
	Shares outstanding	178	10	448	Not applicable	Not applicable
	Net asset value per share	$9.37	$11.52	$9.93
Class 2:	Net assets	$44,111	$286,932	$1,058,630
	Shares outstanding	4,697	25,713	107,595	Not applicable	Not applicable
	Net asset value per share	$9.39	$11.16	$9.84
Class 3:	Net assets		$4,270	$6,131
	Shares outstanding	Not applicable	378	613	Not applicable	Not applicable
	Net asset value per share		$11.31	$9.99
Class 4:	Net assets	$42,573	$61,678	$186,256
	Shares outstanding	4,592	5,502	18,964	Not applicable	Not applicable
	Net asset value per share	$9.27	$11.21	$9.82
Class P1:	Net assets				$10,884	$1,751
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,086	212
	Net asset value per share				$10.02	$8.24
Class P2:	Net assets				$487,712	$122,998
	Shares outstanding	Not applicable	Not applicable	Not applicable	49,191	14,990
	Net asset value per share				$9.91	$8.21

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

274     American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class P1:	Net assets	$2,741	$1,896,898	$7,588
	Shares outstanding	277	161,473	672
	Net asset value per share	$9.90	$11.75	$11.29
Class P2:	Net assets	$320,323	$276,212	$2,138,756
	Shares outstanding	32,593	23,687	195,719
	Net asset value per share	$9.83	$11.66	$10.93

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series    275

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2023	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$60,371	$18,917		$143,070	$68,405	$33,223
Affiliated issuers	5,675	2,594		26,412	5,681	4,211
	66,046	21,511		169,482	74,086	37,434
Interest from unaffiliated issuers	406	2		1,001	68	3,954
Securities lending income (net of fees)	142	789		545	94	43
	66,594	22,302		171,028	74,248	41,431
Fees and expenses*:
Investment advisory services	16,971	9,876		52,527	16,709	9,284
Distribution services	4,982	2,613		23,083	4,613	1,894
Insurance administrative services	801	350		3,641	500	925
Transfer agent services	1	–	†	4	1	– †
Administrative services	1,072	458		5,019	1,049	483
Accounting and administrative services	–	–		–	–	–
Reports to shareholders	50	22		229	49	24
Registration statement and prospectus	14	5		75	18	9
Trustees’ compensation	13	6		59	12	6
Auditing and legal	19	31		31	30	52
Custodian	269	187		181	486	339
Other	3	24		15	3	25
Total fees and expenses before waivers/reimbursement	24,195	13,572		84,864	23,470	13,041
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	3,930	763		–	–	1,126
Miscellaneous fee reimbursement	–	–		–	–	–
Total waivers/reimbursement of fees and expenses	3,930	763		–	–	1,126
Total fees and expenses after waivers/reimbursement	20,265	12,809		84,864	23,470	11,915
Net investment income (loss)	46,329	9,493		86,164	50,778	29,516
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	141,150	10,192		182,752	(125,371)	1,727
Affiliated issuers	28	12		184	42	11
Futures contracts	–	–		–	–	59
Forward currency contracts	–	–		–	–	(112)
Swap contracts	–	–		–	–	120
Currency transactions	640	(345)		(494)	(997)	(218)
Capital gain distributions received from affiliated issuers	–	–		–	–	–
	141,818	9,859		182,442	(126,326)	1,587
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	832,042	312,563		7,257,259	892,995	331,381
Affiliated issuers	4	364		5	8	17
Futures contracts	–	–		–	–	(181)
Forward currency contracts	–	–		–	–	126
Swap contracts	–	–		–	–	(2)
Currency translations	(815)	6		40	211	1
	831,231	312,933		7,257,304	893,214	331,342
Net realized gain (loss) and unrealized appreciation (depreciation)	973,049	322,792		7,439,746	766,888	332,929
Net increase in net assets resulting from operations	$1,019,378	$332,285		$7,525,910	$817,666	$362,445

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

276	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,370	$22,515	$273,059	$5,860	$18,872
Affiliated issuers	9,174	1,471	56,076	282	2,768
	114,544	23,986	329,135	6,142	21,640
Interest from unaffiliated issuers	5	519	182	4	2,779
Securities lending income (net of fees)	82	33	235	20	55
	114,631	24,538	329,552	6,166	24,474
Fees and expenses*:
Investment advisory services	17,737	4,176	43,141	749	2,062
Distribution services	4,844	1,495	17,003	367	687
Insurance administrative services	1,474	253	2,171	168	683
Transfer agent services	1	– †	4	– †	– †
Administrative services	1,423	264	5,065	47	173
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	49	11	222	5	9
Registration statement and prospectus	83	5	78	2	7
Trustees’ compensation	17	3	61	– †	2
Auditing and legal	11	29	34	23	19
Custodian	194	70	194	32	44
Other	5	1	16	– †	1
Total fees and expenses before waivers/reimbursement	25,838	6,307	67,989	1,393	3,687
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	6,639	967	–	16	809
Miscellaneous fee reimbursement	–	–	–	–	–
Total waivers/reimbursement of fees and expenses	6,639	967	–	16	809
Total fees and expenses after waivers/reimbursement	19,199	5,340	67,989	1,377	2,878
Net investment income (loss)	95,432	19,198	261,563	4,789	21,596
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	12,065	2,769	686,807	(2,725)	10,072
Affiliated issuers	20	(5)	56	1	4
Futures contracts	–	–	–	–	(369)
Forward currency contracts	–	–	–	2	–
Swap contracts	–	–	–	–	1,636
Currency transactions	24	(22)	(1,254)	70	109
Capital gain distributions received from affiliated issuers	–	–	–	–	–
	12,109	2,742	685,609	(2,652)	11,452
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,564	187,287	3,776,708	28,234	10,479
Affiliated issuers	42	10	369	2	431
Futures contracts	–	–	–	–	(1,238)
Forward currency contracts	–	–	–	(5)	–
Swap contracts	–	–	–	–	(1,444)
Currency translations	(1)	(181)	145	(49)	(52)
	614,605	187,116	3,777,222	28,182	8,176
Net realized gain (loss) and unrealized appreciation (depreciation)	626,714	189,858	4,462,831	25,530	19,628
Net increase in net assets resulting from operations	$722,146	$209,056	$4,724,394	$30,319	$41,224

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$157,757	$3,821	$–	$6	$750
Affiliated issuers	70,345	637	43,566	3,707	982
	228,102	4,458	43,566	3,713	1,732
Interest from unaffiliated issuers	98,887	1,907	168,081	22,652	27,551
Securities lending income (net of fees)	332	7	–	–	–
	327,321	6,372	211,647	26,365	29,283
Fees and expenses*:
Investment advisory services	32,847	831	18,436	3,167	1,680
Distribution services	12,016	343	4,599	1,012	761
Insurance administrative services	6,792	147	1,313	68	105
Transfer agent services	3	– †	1	– †	– †
Administrative services	3,696	56	1,571	221	125
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	142	5	70	11	9
Registration statement and prospectus	58	2	25	3	4
Trustees’ compensation	45	1	19	3	1
Auditing and legal	24	15	7	3	2
Custodian	140	42	45	94	10
Other	12	1	5	– †	6
Total fees and expenses before waivers/reimbursement	55,775	1,443	26,091	4,582	2,703
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	–	19	9,951	–	582
Miscellaneous fee reimbursement	–	–	–	–	–
Total waivers/reimbursement of fees and expenses	–	19	9,951	–	582
Total fees and expenses after waivers/reimbursement	55,775	1,424	16,140	4,582	2,121
Net investment income (loss)	271,546	4,948	195,507	21,783	27,162
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	347,182	(3,586)	(159,235)	(37,572)	(10,051)
Affiliated issuers	(78,959)	(19)	128	2	3
Futures contracts	(21,630)	(70)	(69,860)	(4,010)	19
Forward currency contracts	–	(666)	2,135	(11,479)	–
Swap contracts	(6,836)	(752)	(1,165)	(5,836)	(168)
Currency transactions	239	(5)	(215)	(81)	(31)
Capital gain distributions received from affiliated issuers	–	–	–	–	–
	239,996	(5,098)	(228,212)	(58,976)	(10,228)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,103,372	27,507	225,098	59,629	17,859
Affiliated issuers	101,942	109	257	793	4
Futures contracts	(36,203)	202	(26,287)	517	60
Forward currency contracts	–	(707)	(4,270)	(6,835)	–
Swap contracts	579	654	(8,504)	6,094	(50)
Currency translations	115	(19)	(71)	(310)	26
	1,169,805	27,746	186,223	59,888	17,899
Net realized gain (loss) and unrealized appreciation (depreciation)	1,409,801	22,648	(41,989)	912	7,671
Net increase in net assets resulting from operations	$1,681,347	$27,596	$153,518	$22,695	$34,833

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

278	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$–	$–		$–	$349	$112
Affiliated issuers	–	–		–	1,066	332
	–	–		–	1,415	444
Interest from unaffiliated issuers	2,298	9,971		29,478	–	–
Securities lending income (net of fees)	–	–		–	–	–
	2,298	9,971		29,478	1,415	444
Fees and expenses*:
Investment advisory services	149	531		2,222	353	94
Distribution services	110	461		1,572	576	155
Insurance administrative services	55	93		241	589	157
Transfer agent services	– †	–	†	– †	– †	– †
Administrative services	15	62		226	–	–
Accounting and administrative services	–	–		–	32	27
Reports to shareholders	4	6		13	–	–
Registration statement and prospectus	2	2		5	5	4
Trustees’ compensation	– †	1		2	1	– †
Auditing and legal	– †	–	†	1	– †	– †
Custodian	8	1		16	2	2
Other	– †	–	†	1	9	– †
Total fees and expenses before waivers/reimbursement	343	1,157		4,299	1,567	439
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	–		904	118	31
Miscellaneous fee reimbursement	–	–		–	–	5
Total waivers/reimbursement of fees and expenses	61	–		904	118	36
Total fees and expenses after waivers/reimbursement	282	1,157		3,395	1,449	403
Net investment income (loss)	2,016	8,814		26,083	(34)	41
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(333)	–		(12,746)	(1,187)	(394)
Affiliated issuers	–	–		–	(29,332)	(7,190)
Futures contracts	44	–		(3,260)	(16,623)	(4,989)
Forward currency contracts	–	–		–	–	–
Swap contracts	805	–		(6,073)	–	–
Currency transactions	–	–		–	239	31
Capital gain distributions received from affiliated issuers	–	–		–	22,902	–
	516	–		(22,079)	(24,001)	(12,542)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(77)	64		11,740	(945)	(261)
Affiliated issuers	–	–		–	97,209	19,983
Futures contracts	(778)	–		(19,222)	(9,574)	(1,319)
Forward currency contracts	–	–		–	–	–
Swap contracts	(813)	–		7,495	–	–
Currency translations	–	–		–	–	–
	(1,668)	64		13	86,690	18,403
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,152)	64		(22,066)	62,689	5,861
Net increase in net assets resulting from operations	$864	$8,878		$4,017	$62,655	$5,902

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	279

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$287	$1,957	$2,089
Affiliated issuers	1,488	7,964	10,281
	1,775	9,921	12,370
Interest from unaffiliated issuers	–	–	–
Securities lending income (net of fees)	–	–	–
	1,775	9,921	12,370
Fees and expenses*:
Investment advisory services	238	1,587	1,600
Distribution services	393	335	2,658
Insurance administrative services	396	2,645	2,667
Transfer agent services	– †	– †	– †
Administrative services	–	–	–
Accounting and administrative services	29	50	47
Reports to shareholders	–	–	–
Registration statement and prospectus	4	11	15
Trustees’ compensation	1	4	4
Auditing and legal	– †	1	1
Custodian	2	1	2
Other	– †	1	1
Total fees and expenses before waivers/reimbursement	1,063	4,635	6,995
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	79	529	533
Miscellaneous fee reimbursement	–	–	–
Total waivers/reimbursement of fees and expenses	79	529	533
Total fees and expenses after waivers/reimbursement	984	4,106	6,462
Net investment income (loss)	791	5,815	5,908
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,222)	(13,093)	(1,830)
Affiliated issuers	(4,874)	25,269	1,915
Futures contracts	(5,608)	(27,418)	(29,349)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	88	566	442
Capital gain distributions received from affiliated issuers	2,476	89,386	77,368
	(9,140)	74,710	48,546
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(846)	(9,088)	(457)
Affiliated issuers	22,039	121,437	51,138
Futures contracts	(2,604)	(15,959)	(15,182)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–
	18,589	96,390	35,499
Net realized gain (loss) and unrealized appreciation (depreciation)	9,449	171,100	84,045
Net increase in net assets resulting from operations	$10,240	$176,915	$89,953

*	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

†	Amount less than one thousand.

Refer to the notes to financial statements.

280	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022

Operations:
Net investment income (loss)	$46,329	$63,824	$9,493	$1,656	$86,164	$165,240
Net realized gain (loss)	141,818	553,121	9,859	25,952	182,442	1,854,075
Net unrealized appreciation (depreciation)	831,231	(2,976,944)	312,933	(1,292,504)	7,257,304	(15,238,596)
Net increase (decrease) in net assets resulting from operations	1,019,378	(2,359,999)	332,285	(1,264,896)	7,525,910	(13,219,281)
Distributions paid to shareholders	(567,825)	(892,563)	(40,986)	(1,091,116)	(2,037,745)	(5,140,514)
Net capital share transactions	49,646	597,636	(93,752)	721,994	379,815	3,850,397
Total increase (decrease) in net assets	501,199	(2,654,926)	197,547	(1,634,018)	5,867,980	(14,509,398)
Net assets:
Beginning of period	6,935,654	9,590,580	2,942,903	4,576,921	30,896,348	45,405,746
End of period	$7,436,853	$6,935,654	$3,140,450	$2,942,903	$36,764,328	$30,896,348

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$50,778	$132,306	$29,516	$44,512	$95,432	$197,559
Net realized gain (loss)	(126,326)	(377,954)	1,587	(3,390)	12,109	73,811
Net unrealized appreciation (depreciation)	893,214	(1,582,846)	331,342	(970,379)	614,605	(1,207,065)
Net increase (decrease) in net assets resulting from operations	817,666	(1,828,494)	362,445	(929,257)	722,146	(935,695)
Distributions paid to shareholders	(15,655)	(1,146,487)	(8,338)	(357,382)	(134,796)	(2,416,808)
Net capital share transactions	(393,636)	265,209	(79,378)	(77,021)	(92,484)	1,331,066
Total increase (decrease) in net assets	408,375	(2,709,772)	274,729	(1,363,660)	494,866	(2,021,437)
Net assets:
Beginning of period	6,719,581	9,429,353	3,083,784	4,447,444	9,443,700	11,465,137
End of period	$7,127,956	$6,719,581	$3,358,513	$3,083,784	$9,938,566	$9,443,700

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	281

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$19,198	$40,174	$261,563	$505,414	$4,789	$9,759
Net realized gain (loss)	2,742	(82,728)	685,609	1,820,825	(2,652)	(25,298)
Net unrealized appreciation (depreciation)	187,116	(336,781)	3,777,222	(9,143,503)	28,182	(40,719)
Net increase (decrease) in net assets resulting from operations	209,056	(379,335)	4,724,394	(6,817,264)	30,319	(56,258)
Distributions paid to shareholders	(6,719)	(454,298)	(1,943,229)	(3,956,410)	(1,210)	(154,047)
Net capital share transactions	(105,608)	175,376	79,708	804,156	(8,119)	132,760
Total increase (decrease) in net assets	96,729	(658,257)	2,860,873	(9,969,518)	20,990	(77,545)
Net assets:
Beginning of period	1,725,398	2,383,655	32,982,967	42,952,485	300,997	378,542
End of period	$1,822,127	$1,725,398	$35,843,840	$32,982,967	$321,987	$300,997

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$21,596	$34,471	$271,546	$529,656	$4,948	$6,810
Net realized gain (loss)	11,452	(7,752)	239,996	911,950	(5,098)	40,249
Net unrealized appreciation (depreciation)	8,176	(109,594)	1,169,805	(5,491,758)	27,746	(113,780)
Net increase (decrease) in net assets resulting from operations	41,224	(82,875)	1,681,347	(4,050,152)	27,596	(66,721)
Distributions paid to shareholders	(13,173)	(31,988)	(1,079,732)	(3,253,724)	(47,478)	(2,232)
Net capital share transactions	24,040	109,402	(111,887)	1,398,530	34,476	(30,663)
Total increase (decrease) in net assets	52,091	(5,461)	489,728	(5,905,346)	14,594	(99,616)
Net assets:
Beginning of period	1,139,066	1,144,527	24,800,574	30,705,920	367,760	467,376
End of period	$1,191,157	$1,139,066	$25,290,302	$24,800,574	$382,354	$367,760

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

282	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$195,507	$331,906	$21,783	$37,525	$27,162	$51,837
Net realized gain (loss)	(228,212)	(826,910)	(58,976)	(191,130)	(10,228)	(26,443)
Net unrealized appreciation (depreciation)	186,223	(1,048,389)	59,888	(188,581)	17,899	(118,693)
Net increase (decrease) in net assets resulting from operations	153,518	(1,543,393)	22,695	(342,186)	34,833	(93,299)
Distributions paid to shareholders	(60,384)	(462,954)	–	(30,830)	(9,382)	(67,772)
Net capital share transactions	226,139	(959,150)	(45,535)	(230,098)	(16,543)	(59,810)
Total increase (decrease) in net assets	319,273	(2,965,497)	(22,840)	(603,114)	8,908	(220,881)
Net assets:
Beginning of period	10,221,082	13,186,579	1,481,894	2,085,008	831,554	1,052,435
End of period	$10,540,355	$10,221,082	$1,459,054	$1,481,894	$840,462	$831,554

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$2,016	$1,712	$8,814	$4,946	$26,083	$45,209
Net realized gain (loss)	516	(8,753)	–	– †	(22,079)	(136,848)
Net unrealized appreciation (depreciation)	(1,668)	(5,029)	64	(59)	13	(110,189)
Net increase (decrease) in net assets resulting from operations	864	(12,070)	8,878	4,887	4,017	(201,828)
Distributions paid to shareholders	(530)	(1,793)	(2,709)	(2,237)	(8,192)	(60,476)
Net capital share transactions	15,317	(231,492)	(45,501)	96,950	7,252	(402,273)
Total increase (decrease) in net assets	15,651	(245,355)	(39,332)	99,600	3,077	(664,577)
Net assets:
Beginning of period	89,043	334,398	432,261	332,661	1,500,722	2,165,299
End of period	$104,694	$89,043	$392,929	$432,261	$1,503,799	$1,500,722

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	283

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$(34)	$1,038	$41	$1,885	$791	$5,383
Net realized gain (loss)	(24,001)	31,786	(12,542)	9,474	(9,140)	86,734
Net unrealized appreciation (depreciation)	86,690	(181,950)	18,403	(36,471)	18,589	(125,509)
Net increase (decrease) in net assets resulting from operations	62,655	(149,126)	5,902	(25,112)	10,240	(33,392)
Distributions paid to shareholders	(111,683)	(90,246)	(10,851)	(4,275)	(47,607)	(14,671)
Net capital share transactions	93,382	97,021	3,764	(6,014)	36,959	(1,502)
Total increase (decrease) in net assets	44,354	(142,351)	(1,185)	(35,401)	(408)	(49,565)
Net assets:
Beginning of period	454,242	596,593	125,934	161,335	323,472	373,037
End of period	$498,596	$454,242	$124,749	$125,934	$323,064	$323,472

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$5,815	$29,534	$5,908	$33,407
Net realized gain (loss)	74,710	246,288	48,546	232,971
Net unrealized appreciation (depreciation)	96,390	(718,267)	35,499	(652,457)
Net increase (decrease) in net assets resulting from operations	176,915	(442,445)	89,953	(386,079)
Distributions paid to shareholders	(292,658)	(99,803)	(283,666)	(138,964)
Net capital share transactions	187,409	(23,880)	150,585	(104,505)
Total increase (decrease) in net assets	71,666	(566,128)	(43,128)	(629,548)
Net assets:
Beginning of period	2,101,444	2,667,572	2,189,472	2,819,020
End of period	$2,173,110	$2,101,444	$2,146,344	$2,189,472

*	Unaudited.

†	Amount less than one thousand.

Refer to the notes to financial statements.

284	American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds ("the funds"), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America— To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Insurance Series	285

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund— To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund hasidentical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

286	American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series	287

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2023 (dollars in thousands):

288	American Funds Insurance Series

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,189,330	$634,142	$–		$1,823,472
Health care	993,146	456,224	–		1,449,370
Consumer discretionary	597,828	525,493	–		1,123,321
Financials	311,120	399,005	–	*	710,125
Industrials	222,133	370,748	–		592,881
Consumer staples	362,383	221,810	–		584,193
Materials	216,517	78,073	–		294,590
Communication services	212,407	43,261	–		255,668
Energy	186,721	52,810	–	*	239,531
Utilities	9,046	–	–		9,046
Preferred securities	–	96,764	–		96,764
Short-term securities	269,175	–	–		269,175
Total	$4,569,806	$2,878,330	$–	*	$7,448,136

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$161,553	$464,522	$–	$626,075
Consumer discretionary	369,569	233,980	–	603,549
Information technology	328,551	259,679	923	589,153
Health care	325,163	137,296	–	462,459
Financials	88,901	191,456	–	280,357
Materials	16,013	108,802	–	124,815
Real estate	36,588	46,539	–	83,127
Communication services	27,435	49,286	–	76,721
Energy	5,759	19,192	47,549	72,500
Utilities	13,584	33,465	–	47,049
Consumer staples	24,197	21,200	–	45,397
Preferred securities	–	–	20,880	20,880
Rights & warrants	–	11,970	–	11,970
Short-term securities	131,041	–	–	131,041
Total	$1,528,354	$1,577,387	$69,352	$3,175,093

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3	*	Purchases	Sales	Net realized gain	Unrealized appreciation	†	Transfers out of Level 3	*	Ending value at 6/30/2023
Investment securities	$44,712	$–		$–	$–	$–	$24,640		$–		$69,352
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2023											$24,640

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†	Net unrealized appreciation is included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	289

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)		Weighted average*	Impact to valuation from an increase in input†
Common stocks	$48,472	Expected	Discount rate	6%		6%	Decrease
		proceeds	Expected proceeds	Not applicable		Not applicable	Not applicable
		Market comparable	EV/Sales multiple	8.0	x	8.0x	Increase
		companies	DLOM	30%		30%	Decrease
Preferred securities	20,880	Transaction	Transaction price	Not applicable		Not applicable	Not applicable
			EV/Sales multiple	8.0x - 13.4x		12.1x	Increase
		Market comparable companies	Net adjustment (decrease) based on movement of market comparables	42%		42%	Decrease
			DLOM	15% - 30%		23%	Decrease
Total	$69,352

*	Weighted average is by relative fair value.

†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,464,830	$746,354	$3,395	$7,214,579
Communication services	6,574,905	–	–	6,574,905
Consumer discretionary	5,042,904	663,989	–	5,706,893
Health care	4,977,318	157,032	45,222	5,179,572
Industrials	4,148,475	305,547	2,804	4,456,826
Financials	2,421,392	–	–	2,421,392
Energy	1,591,095	–	–	1,591,095
Consumer staples	1,423,124	16,080	–	1,439,204
Materials	902,063	–	–	902,063
Utilities	268,948	–	–	268,948
Real estate	162,833	–	–	162,833
Preferred securities	–	22,198	90,765	112,963
Convertible stocks	8,316	–	–	8,316
Convertible bonds & notes	–	–	3,434	3,434
Bonds, notes & other debt instruments	–	17,793	–	17,793
Short-term securities	786,259	–	–	786,259
Total	$34,772,462	$1,928,993	$145,620	$36,847,075

290	American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$75,195	$1,087,065	$–	$1,162,260
Information technology	366,697	709,578	5,885	1,082,160
Health care	24,177	901,027	–	925,204
Materials	370,770	416,011	–	786,781
Consumer discretionary	171,213	597,746	–	768,959
Financials	119,197	521,636	–	640,833
Energy	179,592	436,203	–	615,795
Communication services	187,493	277,531	–	465,024
Consumer staples	13,273	237,777	–	251,050
Utilities	–	98,141	–	98,141
Real estate	–	42,988	–	42,988
Preferred securities	7,768	30,203	539	38,510
Rights & warrants	–	6,285	–	6,285
Short-term securities	197,912	–	–	197,912
Total	$1,713,287	$5,362,191	$6,424	$7,081,902

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$116,964	$375,543	$–	*	$492,507
Information technology	249,298	197,206	470		446,974
Industrials	144,657	293,349	–		438,006
Health care	178,541	229,530	–		408,071
Consumer discretionary	113,094	249,041	–		362,135
Materials	168,477	90,362	–	*	258,839
Consumer staples	63,358	142,768	–	*	206,126
Communication services	96,424	104,987	–		201,411
Energy	47,241	82,944	–	*	130,185
Real estate	14,812	43,950	–		58,762
Utilities	8,271	33,209	–		41,480
Preferred securities	10,600	5,787	9,679		26,066
Rights & warrants	52	1,209	–		1,261
Bonds, notes & other debt instruments	–	133,730	72		133,802
Short-term securities	145,491	685	–		146,176
Total	$1,357,280	$1,984,300	$10,221		$3,351,801

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$104	$–	$–	$104
Unrealized appreciation on open forward currency contracts	–	180	–	180
Liabilities:
Unrealized depreciation on futures contracts	(192)	–	–	(192)
Unrealized depreciation on open forward currency contracts	–	(104)	–	(104)
Total	$(88)	$76	$–	$(12)

*	Amount less than one thousand.

†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	291

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$233,143	$120,292	$–		$353,435
Health care	182,420	89,474	–		271,894
Industrials	108,981	142,807	–		251,788
Financials	84,260	108,143	–	*	192,403
Consumer discretionary	97,055	85,999	–		183,054
Consumer staples	61,575	65,742	–		127,317
Materials	57,186	57,741	–		114,927
Communication services	66,025	33,410	–		99,435
Energy	69,943	25,412	–	*	95,355
Utilities	20,289	18,280	–		38,569
Real estate	7,312	4,546	–		11,858
Preferred securities	265	1,642	–		1,907
Bonds, notes & other debt instruments	–	10,769	–		10,769
Short-term securities	71,727	–	–		71,727
Total	$1,060,181	$764,257	$–	*	$1,824,438

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,785,497	$498,567	$–	$7,284,064
Industrials	5,433,005	351,689	–	5,784,694
Health care	4,045,320	542,507	–	4,587,827
Financials	3,878,191	–	–	3,878,191
Communication services	3,210,013	–	–	3,210,013
Consumer discretionary	2,806,708	237,830	–	3,044,538
Consumer staples	1,668,540	401,127	–	2,069,667
Energy	1,335,084	–	–	1,335,084
Utilities	1,153,175	87,114	–	1,240,289
Materials	1,072,107	–	–	1,072,107
Real estate	424,372	–	–	424,372
Convertible stocks	62,834	–	–	62,834
Bonds, notes & other debt instruments	–	5,611	–	5,611
Short-term securities	1,960,119	–	–	1,960,119
Total	$33,834,965	$2,124,445	$–	$35,959,410

292	American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$3,830	$49,783	$–	*	$53,613
Industrials	5,818	37,100	–		42,918
Consumer discretionary	2,684	33,712	–		36,396
Information technology	2,445	32,740	–		35,185
Health care	1,552	29,432	–		30,984
Consumer staples	8,416	22,386	–		30,802
Energy	8,409	12,829	–	*	21,238
Communication services	1,487	17,239	–		18,726
Materials	10,054	7,629	–	*	17,683
Utilities	1,286	7,459	–		8,745
Real estate	1,474	4,245	–		5,719
Preferred securities	1,159	260	–		1,419
Rights & warrants	–	101	–		101
Bonds, notes & other debt instruments	–	1,067	–		1,067
Short-term securities	15,639	–	–		15,639
Total	$64,253	$255,982	$–	*	$320,235

*	Amount less than one thousand.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$78,838	$69,528	$–	*	$148,366
Health care	83,244	31,865	–		115,109
Consumer staples	58,385	55,949	–		114,334
Industrials	54,928	42,625	–		97,553
Information technology	74,666	17,358	–		92,024
Utilities	36,934	36,968	–		73,902
Real estate	58,587	10,664	–		69,251
Energy	50,371	18,654	–	*	69,025
Consumer discretionary	23,392	20,084	–		43,476
Communication services	19,583	17,922	–		37,505
Materials	20,644	12,750	–		33,394
Preferred securities	476	–	–		476
Rights & warrants	10	–	–		10
Convertible stocks	2,815	–	–		2,815
Investment funds	36,718	–	–		36,718
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	85,885	88		85,973
U.S. Treasury bonds & notes	–	84,891	–		84,891
Corporate bonds, notes & loans	–	23,863	–		23,863
Asset-backed obligations	–	10,521	–		10,521
Bonds & notes of governments & government agencies outside the U.S.	–	749	–		749
Municipals	–	234	–		234
Short-term securities	101,432	–	–		101,432
Total	$701,023	$540,510	$88		$1,241,621

Refer to the next page for footnote.

American Funds Insurance Series	293

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$109	$–	$–	$109
Unrealized appreciation on centrally cleared interest rate swaps	–	305	–	305
Unrealized appreciation on centrally cleared credit default swaps	–	159	–	159
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	–	–	(1,426)
Unrealized depreciation on centrally cleared interest rate swaps	–	(435)	–	(435)
Total	$(1,317)	$29	$–	$(1,288)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$3,590,808	$32,475	$–		$3,623,283
Health care	2,626,633	105,830	19,334		2,751,797
Consumer discretionary	1,963,133	355,874	–		2,319,007
Communication services	1,872,838	–	–		1,872,838
Financials	1,691,660	58,168	–	*	1,749,828
Consumer staples	1,278,464	283,707	–		1,562,171
Industrials	1,556,749	–	–		1,556,749
Materials	936,130	–	–		936,130
Energy	727,587	–	1,284		728,871
Real estate	185,023	–	–		185,023
Utilities	93,930	–	–		93,930
Preferred securities	–	–	337		337
Rights & warrants	–	–	–	*	–	*
Convertible stocks	–	–	50,695		50,695
Investment funds	1,026,925	–	–		1,026,925
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	1,863,581	–		1,863,581
Corporate bonds, notes & loans	–	1,537,910	3,145		1,541,055
U.S. Treasury bonds & notes	–	1,415,005	–		1,415,005
Asset-backed obligations	–	512,750	5,930		518,680
Bonds & notes of governments & government agencies outside the U.S.	–	41,597	–		41,597
Municipals	–	36,169	–		36,169
Short-term securities	2,452,877	–	–		2,452,877
Total	$20,002,757	$6,243,066	$80,725		$26,326,548

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,318	$–	$–	$5,318
Unrealized appreciation on centrally cleared interest rate swaps	–	5,809	–	5,809
Unrealized appreciation on centrally cleared credit default swaps	–	94	–	94
Liabilities:
Unrealized depreciation on futures contracts	(42,687)	–	–	(42,687)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6,947)	–	(6,947)
Total	$(37,369)	$(1,044)	$–	$(38,413)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

294	American Funds Insurance Series

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$20,097	$17,862	$–	$37,959
Information technology	31,632	5,647	–	37,279
Financials	12,908	20,304	–	33,212
Industrials	19,604	12,610	–	32,214
Consumer staples	4,549	16,449	–	20,998
Materials	8,513	9,706	–	18,219
Energy	9,106	5,980	–	15,086
Utilities	6,718	6,772	–	13,490
Communication services	10,524	1,378	–	11,902
Consumer discretionary	4,437	5,780	–	10,217
Real estate	1,836	3,023	–	4,859
Preferred securities	915	658	–	1,573
Convertible stocks	1,237	–	–	1,237
Investment funds	5,308	–	–	5,308
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	58,279	19	58,298
Corporate bonds, notes & loans	–	21,248	–	21,248
U.S. Treasury bonds & notes	–	18,286	–	18,286
Mortgage-backed obligations	–	16,427	–	16,427
Asset-backed obligations	–	1,761	–	1,761
Federal agency bonds & notes	–	263	–	263
Municipals	–	132	–	132
Short-term securities	32,054	1,602	–	33,656
Total	$169,438	$224,167	$19	$393,624

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$76	$–	$–	$76
Unrealized appreciation on open forward currency contracts	–	537	–	537
Unrealized appreciation on centrally cleared interest rate swaps	–	94	–	94
Unrealized appreciation on centrally cleared credit default swaps	–	14	–	14
Liabilities:
Unrealized depreciation on futures contracts	(247)	–	–	(247)
Unrealized depreciation on open forward currency contracts	–	(708)	–	(708)
Unrealized depreciation on centrally cleared interest rate swaps	–	(462)	–	(462)
Unrealized depreciation on centrally cleared credit default swaps	–	– †	–	– †
Total	$(171)	$(525)	$–	$(696)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†	Amount less than one thousand.

American Funds Insurance Series	295

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$3,573,639	$–	$3,573,639
Mortgage-backed obligations	–	3,232,210	1,486	3,233,696
U.S. Treasury bonds & notes	–	2,440,960	–	2,440,960
Asset-backed obligations	–	506,177	9,743	515,920
Municipals	–	160,709	–	160,709
Bonds & notes of governments & government agencies outside the U.S.	–	131,220	–	131,220
Federal agency bonds & notes	–	11,147	–	11,147
Common stocks	–	–	14	14
Short-term securities	2,007,541	–	–	2,007,541
Total	$2,007,541	$10,056,062	$11,243	$12,074,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,106	$–	$–	$13,106
Unrealized appreciation on open forward currency contracts	–	1,374	–	1,374
Unrealized appreciation on centrally cleared interest rate swaps	–	1,355	–	1,355
Liabilities:
Unrealized depreciation on futures contracts	(46,346)	–	–	(46,346)
Unrealized depreciation on open forward currency contracts	–	(1,997)	–	(1,997)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6,176)	–	(6,176)
Unrealized depreciation on centrally cleared credit default swaps	–	(1,615)	–	(1,615)
Total	$(33,240)	$(7,059)	$–	$(40,299)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

296	American Funds Insurance Series

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$–	$300,895	$–	$300,895
Japanese yen	–	110,576	–	110,576
British pounds	–	65,359	–	65,359
Chinese yuan renminbi	–	49,017	–	49,017
Brazilian reais	–	40,394	–	40,394
Mexican pesos	–	39,796	–	39,796
South Korean won	–	29,862	–	29,862
Canadian dollars	–	29,329	–	29,329
Australian dollars	–	27,673	–	27,673
Indonesian rupiah	–	23,488	–	23,488
Colombian pesos	–	15,264	–	15,264
South African rand	–	7,009	–	7,009
Danish kroner	–	6,239	–	6,239
New Zealand dollars	–	4,055	–	4,055
Chilean pesos	–	3,617	–	3,617
Peruvian nuevos soles	–	2,373	–	2,373
Malaysian ringgits	–	2,160	–	2,160
Indian rupees	–	1,125	–	1,125
Romanian leu	–	1,074	–	1,074
Polish zloty	–	1,028	–	1,028
Norwegian kroner	–	545	–	545
Ukrainian hryvnia	–	217	–	217
U.S. dollars	–	597,420	190	597,610
Investment funds	50,370	–	–	50,370
Preferred securities	–	–	36	36
Common stocks	31	–	243	274
Short-term securities	158,141	22,733	–	180,874
Total	$208,542	$1,381,248	$469	$1,590,259

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,303	$–	$–	$1,303
Unrealized appreciation on open forward currency contracts	–	5,906	–	5,906
Unrealized appreciation on centrally cleared interest rate swaps	–	1,145	–	1,145
Unrealized appreciation on centrally cleared credit default swaps	–	422	–	422
Liabilities:
Unrealized depreciation on futures contracts	(4,773)	–	–	(4,773)
Unrealized depreciation on open forward currency contracts	–	(8,188)	–	(8,188)
Unrealized depreciation on centrally cleared interest rate swaps	–	(5,768)	–	(5,768)
Unrealized depreciation on centrally cleared credit default swaps	–	(204)	–	(204)
Total	$(3,470)	$(6,687)	$–	$(10,157)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	297

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$751,484	$4,075	$755,559
Mortgage-backed obligations	–	–	630	630
Convertible bonds & notes	–	325	79	404
Convertible stocks	501	–	–	501
Common stocks	10,675	–	25,789	36,464
Preferred securities	–	–	2,441	2,441
Rights & warrants	–	–	379	379
Short-term securities	33,341	–	–	33,341
Total	$44,517	$751,809	$33,393	$829,719

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$35	$–	$–	$35
Liabilities:
Unrealized depreciation on futures contracts	(63)	–	–	(63)
Unrealized depreciation on centrally cleared credit default swaps	–	(204)	–	(204)
Total	$(28)	$(204)	$–	$(232)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3	[2]	Purchases	Sales	Net realized gain	[3]	Unrealized depreciation	[3]	Transfers out of Level 3	[2]	Ending value at 6/30/2023
Investment securities	$34,480	$2,087		$6,039	$(5,671)	$1,232		$(2,573)		$(2,201)		$33,393
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2023												$(2,757)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

298	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Bonds, notes & other debt instruments	$4,705	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	79	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
		Estimated recovery value	Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
Common stocks	25,789		Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market	EV/EBITDA multiple	5.8x	5.8x	Increase
		comparable	EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
		companies	DLOM	17%	17%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	2,441	Market comparable companies	EV/EBITDA multiple	3.3x	3.3x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	379	Black-Scholes	Broker quote	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Total	$33,393

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	299

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$94,566	$–	$94,566
U.S. Treasury bonds & notes	–	6,116	–	6,116
Asset-backed obligations	–	2,143	–	2,143
Short-term securities	–	49,958	–	49,958
Total	$–	$152,783	$–	$152,783

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$52	$–	$–	$52
Liabilities:
Unrealized depreciation on futures contracts	(905)	–	–	(905)
Unrealized depreciation on centrally cleared interest rate swaps	–	(23)	–	(23)
Total	$(853)	$(23)	$–	$(876)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$767,437	$–	$767,437
U.S. Treasury bonds & notes	–	582,562	–	582,562
Federal agency bonds & notes	–	79,284	–	79,284
Short-term securities	–	444,106	–	444,106
Total	$–	$1,873,389	$–	$1,873,389

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,976	$–	$–	$13,976
Unrealized appreciation on centrally cleared interest rate swaps	–	24,713	–	24,713
Liabilities:
Unrealized depreciation on futures contracts	(36,374)	–	–	(36,374)
Unrealized depreciation on centrally cleared interest rate swaps	–	(8,422)	–	(8,422)
Total	$(22,398)	$16,291	$–	$(6,107)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

300	American Funds Insurance Series

Managed Risk International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets
Growth funds	$106,426	$–	$–	$106,426
Fixed income funds	12,526	–	–	12,526
Short-term securities	4,811	–	–	4,811
Options purchased	194	31	–	225
Total	$123,957	$31	$–	$123,988

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$–	$–	$37
Liabilities:
Unrealized depreciation on futures contracts	(345)	–	–	(345)
Total	$(308)	$–	$–	$(308)

*	Futures contracts are not included in the fund’s investment portfolio.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

American Funds Insurance Series	301

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

302       American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Insurance Series     303

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

304       American Funds Insurance Series

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

American Funds Insurance Series    305

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

306       American Funds Insurance Series

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$11,345	$9,612	$2,325	$8,651
Global Small Capitalization Fund	61,683	42,375	22,569	38,137
Growth Fund	27,798	28,625	–	25,763
International Fund	22,230	2,552	20,728	2,297
New World Fund	11,128	3,859	7,838	3,473
Washington Mutual Investors Fund	3,429	3,540	–	3,186
Capital World Growth and Income Fund	6,023	952	5,403	857
Growth-Income Fund	61,497	64,632	–	58,169
International Growth and Income Fund	2,761	1,722	1,197	1,550
Capital Income Builder	6,985	6,105	1,259	5,494
Asset Allocation Fund	16,802	17,261	–	15,535
American Funds Global Balanced Fund	697	712	–	641

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

American Funds Insurance Series     307

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2023, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $1,289,000, $51,000 and $815,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.10% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $7,000, $1,000 and $2,000, respectively, is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized depreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

308       American Funds Insurance Series

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series    309

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps		Credit default swaps
New World Fund	Not applicable	$24,499	$5,141	$4,930	*	$2,230	*
Capital Income Builder	Not applicable	96,767	Not applicable	38,300		6,175
Asset Allocation Fund	Not applicable	2,540,194	Not applicable	728,198		134,517
Global Balanced Fund	Not applicable	22,450	33,299	39,607		3,654
The Bond Fund of America	Not applicable	4,966,274	87,934	668,704		221,204
Capital World Bond Fund	Not applicable	432,642	457,463	381,147		102,242
American High-Income Trust	Not applicable	8,103	Not applicable	Not applicable		12,572
American Funds Mortgage Fund	Not applicable	55,284	Not applicable	4,258		Not applicable
U.S. Government Securities Fund	Not applicable	2,236,602	Not applicable	792,714		Not applicable
Managed Risk Growth Fund	$219,921	131,776	Not applicable	Not applicable		Not applicable
Managed Risk International Fund	54,263	11,314	Not applicable	Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	239,859	23,218	Not applicable	Not applicable		Not applicable
Managed Risk Growth-Income Fund	2,568,643	197,528	Not applicable	Not applicable		Not applicable
Managed Risk Asset Allocation Fund	269,721	144,033	Not applicable	Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

310       American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$104	Unrealized depreciation[1]	$192
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	180	Unrealized depreciation on open forward currency contracts	104
Forward currency	Currency	Receivables for closed forward currency contracts	5	Payables for closed forward currency contracts	2
			$289		$298

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$59	Net unrealized depreciation on futures contracts	$(181)
Forward currency	Currency	Net realized loss on forward currency contracts	(112)	Net unrealized appreciation on forward currency contracts	126
Swap	Interest	Net realized gain on swap contracts	123	Net unrealized appreciation on swap contracts	–
Swap	Credit	Net realized loss on swap contracts	(3)	Net unrealized depreciation on swap contracts	(2)
			$67		$(57)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$109	Unrealized depreciation[1]	$1,426
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	305	Unrealized depreciation[1]	435
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	159	Unrealized depreciation[1]	–
			$573		$1,861

Refer to the end of the tables for footnotes.

American Funds Insurance Series    311

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(369)	Net unrealized depreciation on futures contracts	$(1,238)
Swap	Interest	Net realized gain on swap contracts	1,583	Net unrealized depreciation on swap contracts	(1,650)
Swap	Credit	Net realized gain on swap contracts	53	Net unrealized appreciation on swap contracts	206
			$1,267		$(2,682)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,318	Unrealized depreciation[1]	$42,687
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,809	Unrealized depreciation[1]	6,947
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	94	Unrealized depreciation[1]	–
			$11,221		$49,634

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(21,630)	Net unrealized depreciation on futures contracts	$(36,203)
Swap	Interest	Net realized loss on swap contracts	(3,916)	Net unrealized depreciation on swap contracts	(1,138)
Swap	Credit	Net realized loss on swap contracts	(2,920)	Net unrealized appreciation on swap contracts	1,717
			$(28,466)		$(35,624)

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$76	Unrealized depreciation[1]	$247
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	537	Unrealized depreciation on open forward currency contracts	708
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	94	Unrealized depreciation[1]	462
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	–	[2]
			$721		$1,417

Refer to the end of the tables for footnotes.

312       American Funds Insurance Series

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(70)	Net unrealized appreciation on futures contracts	$202
Forward currency	Currency	Net realized loss on forward currency contracts	(666)	Net unrealized depreciation on forward currency contracts	(707)
Swap	Interest	Net realized loss on swap contracts	(686)	Net unrealized appreciation on swap contracts	647
Swap	Credit	Net realized loss on swap contracts	(66)	Net unrealized appreciation on swap contracts	7
			$(1,488)		$149

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$13,106	Unrealized depreciation[1]	$46,346
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,374	Unrealized depreciation on open forward currency contracts	1,997
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,355	Unrealized depreciation[1]	6,176
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,615
			$15,835		$56,134

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(69,860)	Net unrealized depreciation on futures contracts	$(26,287)
Forward currency	Currency	Net realized gain on forward currency contracts	2,135	Net unrealized depreciation on forward currency contracts	(4,270)
Swap	Interest	Net realized gain on swap contracts	12,360	Net unrealized depreciation on swap contracts	(13,897)
Swap	Credit	Net realized loss on swap contracts	(13,525)	Net unrealized appreciation on swap contracts	5,393
			$(68,890)		$(39,061)

Refer to the end of the tables for footnotes.

American Funds Insurance Series    313

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,303	Unrealized depreciation[1]	$4,773
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,906	Unrealized depreciation on open forward currency contracts	8,188
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,145	Unrealized depreciation[1]	5,768
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	422	Unrealized depreciation[1]	204
			$8,776		$18,933

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(4,010)	Net unrealized appreciation on futures contracts	$517
Forward currency	Currency	Net realized loss on forward currency contracts	(11,479)	Net unrealized depreciation on forward currency contracts	(6,835)
Swap	Interest	Net realized loss on swap contracts	(6,559)	Net unrealized appreciation on swap contracts	6,343
Swap	Credit	Net realized gain on swap contracts	723	Net unrealized depreciation on swap contracts	(249)
			$(21,325)		$(224)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$63
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	204
			$35		$267

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$19	Net unrealized appreciation on futures contracts	$60
Swap	Credit	Net realized loss on swap contracts	(168)	Net unrealized depreciation on swap contracts	(50)
			$(149)		$10

Refer to the end of the tables for footnotes.

314       American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$52	Unrealized depreciation[1]	$905
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	23
			$52		$928

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$44	Net unrealized depreciation on futures contracts	$(778)
Swap	Interest	Net realized gain on swap contracts	805	Net unrealized depreciation on swap contracts	(813)
			$849		$(1,591)

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$13,976	Unrealized depreciation[1]	$36,374
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	24,713	Unrealized depreciation[1]	8,422
			$38,689		$44,796

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,260)	Net unrealized depreciation on futures contracts	$(19,222)
Swap	Interest	Net realized loss on swap contracts	(6,073)	Net unrealized appreciation on swap contracts	7,495
			$(9,333)		$(11,727)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$766	Investment securities from unaffiliated issuers[3]	$–
Futures	Currency	Unrealized appreciation[1]	7	Unrealized depreciation[1]	18
Futures	Equity	Unrealized appreciation[1]	7	Unrealized depreciation[1]	866
Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,219
			$780		$2,103

Refer to the end of the tables for footnotes.

American Funds Insurance Series    315

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,187)	Net unrealized depreciation on investments in unaffiliated issuers	$(945)
Futures	Currency	Net realized loss on futures contracts	(188)	Net unrealized appreciation on futures contracts	3
Futures	Equity	Net realized loss on futures contracts	(13,945)	Net unrealized depreciation on futures contracts	(8,405)
Futures	Interest	Net realized loss on futures contracts	(2,490)	Net unrealized depreciation on futures contracts	(1,172)
			$(17,810)		$(10,519)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$225	Investment securities from unaffiliated issuers[3]	$–
Futures	Equity	Unrealized appreciation[1]	37	Unrealized depreciation[1]	266
Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	79
			$262		$345

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(394)	Net unrealized depreciation on investments in unaffiliated issuers	$(261)
Futures	Equity	Net realized loss on futures contracts	(4,394)	Net unrealized depreciation on futures contracts	(1,253)
Futures	Interest	Net realized loss on futures contracts	(595)	Net unrealized depreciation on futures contracts	(66)
			$(5,383)		$(1,580)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$537	Investment securities from unaffiliated issuers[3]	$–
Futures	Equity	Unrealized appreciation[1]	240	Unrealized depreciation[1]	–
Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	242
			$777		$242

Refer to the end of the tables for footnotes.

316       American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,222)	Net unrealized depreciation on investments in unaffiliated issuers	$(846)
Futures	Currency	Net realized loss on futures contracts	(56)	Net unrealized depreciation on futures contracts	(63)
Futures	Equity	Net realized loss on futures contracts	(4,932)	Net unrealized depreciation on futures contracts	(2,380)
Futures	Interest	Net realized loss on futures contracts	(620)	Net unrealized depreciation on futures contracts	(161)
			$(6,830)		$(3,450)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$5,468	Investment securities from unaffiliated issuers[3]	$–
Futures	Currency	Unrealized appreciation[1]	–	Unrealized depreciation[1]	2
Futures	Equity	Unrealized appreciation[1]	2,503	Unrealized depreciation[1]	44
Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,765
			$7,971		$1,811

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(13,093)	Net unrealized depreciation on investments in unaffiliated issuers	$(9,088)
Futures	Currency	Net realized loss on futures contracts	(656)	Net unrealized depreciation on futures contracts	(361)
Futures	Equity	Net realized loss on futures contracts	(24,600)	Net unrealized depreciation on futures contracts	(14,010)
Futures	Interest	Net realized loss on futures contracts	(2,162)	Net unrealized depreciation on futures contracts	(1,588)
			$(40,511)		$(25,047)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$693	Investment securities from unaffiliated issuers[3]	$–
Futures	Currency	Unrealized appreciation[1]	–	Unrealized depreciation[1]	4
Futures	Equity	Unrealized appreciation[1]	4	Unrealized depreciation[1]	33
Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,567
			$697		$1,604

Refer to the end of the tables for footnotes.

American Funds Insurance Series    317

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,830)	Net unrealized depreciation on investments in unaffiliated issuers	$(457)
Futures	Currency	Net realized loss on futures contracts	(416)	Net unrealized depreciation on futures contracts	(153)
Futures	Equity	Net realized loss on futures contracts	(26,965)	Net unrealized depreciation on futures contracts	(13,624)
Futures	Interest	Net realized loss on futures contracts	(1,968)	Net unrealized depreciation on futures contracts	(1,405)
			$(29,349)		$(15,639)

[1]	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

318       American Funds Insurance Series

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the statement of	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$3	$–	$–	$–	$3
Citibank	70	(70)	–	–	–
Goldman Sachs	9	(2)	–	–	7
HSBC Bank	1	–	–	–	1
JPMorgan Chase	66	–	–	–	66
Morgan Stanley	6	(2)	–	–	4
Standard Chartered Bank	21	(1)	–	–	20
UBS AG	10	(2)	–	–	8
Total	$185	$(77)	$–	$–	$108
Liabilities:
Citibank	$99	$(70)	$–	$–	$29
Goldman Sachs	2	(2)	–	–	–
Morgan Stanley	2	(2)	–	–	–
Standard Chartered Bank	1	(1)	–	–	–
UBS AG	2	(2)	–	–	–
Total	$106	$(77)	$–	$–	$29

Refer to the end of the tables for footnotes.

American Funds Insurance Series	319

American Funds Global Balanced Fund

	Gross amounts recognized in the statement of		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$15		$(15)	$–	$–	$–
Bank of New York Mellon	1		(1)	–	–	–
BNP Paribas	4		(1)	–	–	3
Citibank	2		(2)	–	–	–
Goldman Sachs	1		(1)	–	–	–
HSBC Bank	336		(171)	–	–	165
JPMorgan Chase	3		(3)	–	–	–
Morgan Stanley	36		(36)	–	–	–
Standard Chartered Bank	139		(18)	–	–	121
UBS AG	–	†	– †	–	–	–
Total	$537		$(248)	$–	$–	$289
Liabilities:
Bank of America	$36		$(15)	$–	$–	$21
Bank of New York Mellon	1		(1)	–	–	–
Barclays Bank PLC	10		–	–	–	10
BNP Paribas	1		(1)	–	–	–
Citibank	207		(2)	–	–	205
Goldman Sachs	8		(1)	–	–	7
HSBC Bank	171		(171)	–	–	–
JPMorgan Chase	12		(3)	–	–	9
Morgan Stanley	233		(36)	–	–	197
Standard Chartered Bank	18		(18)	–	–	–
UBS AG	11		– †	–	–	11
Total	$708		$(248)	$–	$–	$460

The Bond Fund of America

	Gross amounts recognized in the statement of	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$51	$(51)	$–	$–	$–
BNP Paribas	101	(20)	–	–	81
HSBC Bank	45	(45)	–	–	–
JPMorgan Chase	1,155	(2)	–	(1,153)	–
Morgan Stanley	6	–	–	–	6
UBS AG	16	–	–	–	16
Total	$1,374	$(118)	$–	$(1,153)	$103
Liabilities:
Bank of America	$67	$(51)	$–	$–	$16
BNP Paribas	20	(20)	–	–	–
Citibank	303	–	(303)	–	–
Goldman Sachs	6	–	–	–	6
HSBC Bank	1,599	(45)	(1,554)	–	–
JPMorgan Chase	2	(2)	–	–	–
Total	$1,997	$(118)	$(1,857)	$–	$22

Refer to the end of the tables for footnotes.

320	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the statement of	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$89	$(89)	$–	$–	$–
Barclays Bank PLC	9	–	–	–	9
BNP Paribas	57	(14)	–	–	43
Citibank	184	(184)	–	–	–
Goldman Sachs	41	(41)	–	–	–
HSBC Bank	5,046	(3,637)	–	(1,240)	169
JPMorgan Chase	85	(85)	–	–	–
Morgan Stanley	339	(339)	–	–	–
Standard Chartered Bank	16	(16)	–	–	–
UBS AG	40	(40)	–	–	–
Total	$5,906	$(4,445)	$–	$(1,240)	$221
Liabilities:
Bank of America	$309	$(89)	$(220)	$–	$–
Bank of New York Mellon	31	–	(31)	–	–
BNP Paribas	14	(14)	–	–	–
Citibank	2,493	(184)	(2,309)	–	–
Goldman Sachs	125	(41)	–	–	84
HSBC Bank	3,637	(3,637)	–	–	–
JPMorgan Chase	293	(85)	(28)	–	180
Morgan Stanley	1,074	(339)	(735)	–	–
Standard Chartered Bank	128	(16)	(112)	–	–
UBS AG	84	(40)	(44)	–	–
Total	$8,188	$(4,445)	$(3,479)	$–	$264

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2023, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

American Funds Insurance Series	321

Fund	Reclaims	Fees	Interest
Global Growth Fund	$220	$21	$–
Growth Fund	352	2	–
International Fund	1,233	22	47
New World Fund	270	3	–
Growth-Income Fund	187	13	9

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2022:
Undistributed ordinary income	$18,515	$1,947	$58,974	$15,623	$8,333	$45,061
Undistributed long-term capital gains	549,285	39,017	1,978,732	–	–	89,689
Capital loss carryforward*	–	–	–	(374,845)	–	–
As of June 30, 2023:
Gross unrealized appreciation on investments	2,936,802	878,025	17,067,770	1,862,262	974,576	2,578,557
Gross unrealized depreciation on investments	(263,829)	(231,305)	(1,070,934)	(331,368)	(134,137)	(280,023)
Net unrealized appreciation (depreciation) on investments	2,672,973	646,720	15,996,836	1,530,894	840,439	2,298,534
Cost of investments	4,775,163	2,528,373	20,850,239	5,551,008	2,511,350	7,622,817

Refer to the end of the tables for footnote.

322	American Funds Insurance Series

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2022:
Undistributed ordinary income	$6,716	$117,578	$1,209	$10,957	$120,979	$2,667
Undistributed long-term capital gains	–	1,825,597	–	–	958,605	44,806
Capital loss carryforward*	(72,176)	–	(23,828)	(28,240)	–	–
As of June 30, 2023:
Gross unrealized appreciation on investments	535,798	14,570,753	55,556	180,649	6,485,840	51,981
Gross unrealized depreciation on investments	(89,656)	(569,685)	(26,010)	(47,382)	(1,193,526)	(20,487)
Net unrealized appreciation (depreciation) on investments	446,142	14,001,068	29,546	133,267	5,292,314	31,494
Cost of investments	1,378,296	21,958,342	290,689	1,107,054	20,995,243	361,434

		Capital	American	American		U.S.
	The Bond Fund of America	World Bond Fund	High- Income Trust	Funds Mortgage Fund	Ultra-Short Bond Fund	Government Securities Fund
As of December 31, 2022:
Undistributed ordinary income	$58,751	$–	$9,376	$529	$2,708	$8,185
Capital loss carryforward*	(907,300)	(133,685)	(298,537)	(9,549)	(1)	(177,836)
As of June 30, 2023:
Gross unrealized appreciation on investments	38,345	22,718	29,761	306	43	42,307
Gross unrealized depreciation on investments	(637,957)	(152,220)	(96,014)	(3,790)	(36)	(114,994)
Net unrealized appreciation (depreciation) on investments	(599,612)	(129,502)	(66,253)	(3,484)	7	(72,687)
Cost of investments	12,635,591	1,709,183	895,902	155,391	383,761	1,939,969

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2022:
Undistributed ordinary income	$5,720	$1,966	$5,613	$29,224	$35,270
Undistributed long-term capital gains	105,958	8,883	41,991	263,419	248,376
As of June 30, 2023:
Gross unrealized appreciation on investments	44,501	6,574	240	29,916	4
Gross unrealized depreciation on investments	(106,219)	(24,133)	(29,399)	(94,779)	(81,148)
Net unrealized appreciation (depreciation) on investments	(61,718)	(17,559)	(29,159)	(64,863)	(81,144)
Cost of investments	555,409	141,239	351,760	2,235,108	2,225,931

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Insurance Series	323

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,838	$238,315	$247,153	$39,498	$361,119	$400,617
Class 1A	38	1,195	1,233	141	1,617	1,758
Class 2	8,280	259,863	268,143	32,689	386,947	419,636
Class 4	1,369	49,927	51,296	4,312	66,240	70,552
Total	$18,525	$549,300	$567,825	$76,640	$815,923	$892,563

Global Small Capitalization Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$880	$11,794	$12,674	$47,544	$285,173	$332,717
Class 1A	3	59	62	209	1,252	1,461
Class 2	1,021	23,554	24,575	94,748	568,298	663,046
Class 4	52	3,623	3,675	13,417	80,475	93,892
Total	$1,956	$39,030	$40,986	$155,918	$935,198	$1,091,116

Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,335	$861,352	$890,687	$319,915	$1,912,725	$2,232,640
Class 1A	372	13,243	13,615	3,677	23,411	27,088
Class 2	25,277	924,799	950,076	311,929	2,152,577	2,464,506
Class 3	344	11,837	12,181	4,207	28,163	32,370
Class 4	3,662	167,524	171,186	43,665	340,245	383,910
Total	$58,990	$1,978,755	$2,037,745	$683,393	$4,457,121	$5,140,514

International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,093	$–	$8,093	$94,903	$448,918	$543,821
Class 1A	24	–	24	281	1,398	1,679
Class 2	6,827	–	6,827	86,539	450,228	536,767
Class 3	36	–	36	431	2,195	2,626
Class 4	675	–	675	9,244	52,350	61,594
Total	$15,655	$–	$15,655	$191,398	$955,089	$1,146,487

324	American Funds Insurance Series

New World Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,849	$–	$4,849	$60,201	$129,123	$189,324
Class 1A	23	–	23	317	724	1,041
Class 2	1,930	–	1,930	26,575	61,661	88,236
Class 4	1,536	–	1,536	22,718	56,063	78,781
Total	$8,338	$–	$8,338	$109,811	$247,571	$357,382

Washington Mutual Investors Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,566	$52,370	$79,936	$351,097	$1,068,126	$1,419,223
Class 1A	73	194	267	3,359	10,665	14,024
Class 2	12,559	26,108	38,667	173,751	551,636	725,387
Class 4	4,891	11,035	15,926	61,406	196,768	258,174
Total	$45,089	$89,707	$134,796	$589,613	$1,827,195	$2,416,808

Capital World Growth and Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,294	$–	$2,294	$32,166	$109,599	$141,765
Class 1A	24	–	24	337	1,188	1,525
Class 2	3,709	–	3,709	57,060	205,827	262,887
Class 4	692	–	692	10,246	37,875	48,121
Total	$6,719	$–	$6,719	$99,809	$354,489	$454,298

Growth-Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$73,150	$1,077,919	$1,151,069	$597,601	$1,754,172	$2,351,773
Class 1A	100	1,649	1,749	784	2,464	3,248
Class 2	38,760	642,837	681,597	328,556	1,071,265	1,399,821
Class 3	427	6,857	7,284	3,597	11,428	15,025
Class 4	5,174	96,356	101,530	41,526	145,017	186,543
Total	$117,611	$1,825,618	$1,943,229	$972,064	$2,984,346	$3,956,410

International Growth and Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$66	$–	$66	$397	$6,104	$6,501
Class 1A	22	–	22	147	2,108	2,255
Class 2	637	–	637	4,951	81,276	86,227
Class 4	485	–	485	3,387	55,677	59,064
Total	$1,210	$–	$1,210	$8,882	$145,165	$154,047

American Funds Insurance Series	325

Capital Income Builder

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,491	$–	$7,491	$17,636	$–	$17,636
Class 1A	110	–	110	270	–	270
Class 2	153	–	153	354	–	354
Class 4	5,419	–	5,419	13,728	–	13,728
Total	$13,173	$–	$13,173	$31,988	$–	$31,988

Asset Allocation Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$76,840	$578,217	$655,057	$476,426	$1,525,081	$2,001,507
Class 1A	126	1,038	1,164	708	2,098	2,806
Class 2	19,886	163,182	183,068	124,332	440,697	565,029
Class 3	137	1,097	1,234	845	2,914	3,759
Class 4	24,064	215,145	239,209	142,374	538,249	680,623
Total	$121,053	$958,679	$1,079,732	$744,685	$2,509,039	$3,253,724

American Funds Global Balanced Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$718	$11,386	$12,104	$72	$498	$570
Class 1A	19	310	329	2	13	15
Class 2	1,126	18,886	20,012	123	850	973
Class 4	806	14,227	15,033	85	589	674
Total	$2,669	$44,809	$47,478	$282	$1,950	$2,232

The Bond Fund of America

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$38,912	$–	$38,912	$235,158	$60,668	$295,826
Class 1A	1,245	–	1,245	7,470	1,700	9,170
Class 2	15,821	–	15,821	98,333	27,763	126,096
Class 4	4,406	–	4,406	24,749	7,113	31,862
Total	$60,384	$–	$60,384	$365,710	$97,244	$462,954

Capital World Bond Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$–	$–	$–	$2,151	$11,752	$13,903
Class 1A	–	–	–	3	20	23
Class 2	–	–	–	2,087	13,752	15,839
Class 4	–	–	–	120	945	1,065
Total	$–	$–	$–	$4,361	$26,469	$30,830

326	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,483	$–	$2,483	$18,444	$–	$18,444
Class 1A	23	–	23	100	–	100
Class 2	5,913	–	5,913	42,707	–	42,707
Class 3	91	–	91	694	–	694
Class 4	872	–	872	5,827	–	5,827
Total	$9,382	$–	$9,382	$67,772	$–	$67,772

American Funds Mortgage Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$90	$–	$90	$15	$–	$15
Class 1A	9	–	9	37	–	37
Class 2	225	–	225	995	–	995
Class 4	206	–	206	746	–	746
Total	$530	$–	$530	$1,793	$–	$1,793

Ultra-Short Bond Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$295	$–	$295	$348		$–	$348
Class 1A	1	–	1	–	†	–	–	†
Class 2	1,975	–	1,975	1,570		–	1,570
Class 3	28	–	28	26		–	26
Class 4	410	–	410	293		–	293
Total	$2,709	$–	$2,709	$2,237		$–	$2,237

U.S. Government Securities Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,407	$–	$1,407	$10,360	$–	$10,360
Class 1A	24	–	24	153	–	153
Class 2	5,775	–	5,775	42,631	–	42,631
Class 3	34	–	34	292	–	292
Class 4	952	–	952	7,040	–	7,040
Total	$8,192	$–	$8,192	$60,476	$–	$60,476

Managed Risk Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$129	$2,315	$2,444	$162	$1,634	$1,796
Class P2	5,596	103,643	109,239	6,629	81,821	88,450
Total	$5,725	$105,958	$111,683	$6,791	$83,455	$90,246

American Funds Insurance Series	327

Managed Risk International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$127	$156	$69	$–	$69
Class P2	1,938	8,757	10,695	4,206	–	4,206
Total	$1,967	$8,884	$10,851	$4,275	$–	$4,275

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$50	$364	$414	$127	$–	$127
Class P2	5,563	41,630	47,193	14,544	–	14,544
Total	$5,613	$41,994	$47,607	$14,671	$–	$14,671

Managed Risk Growth-Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,633	$230,056	$255,689	$43,232	$44,484	$87,716
Class P2	3,604	33,365	36,969	5,626	6,461	12,087
Total	$29,237	$263,421	$292,658	$48,858	$50,945	$99,803

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$124	$852	$976	$176	$254	$430
Class P2	35,159	247,531	282,690	51,616	86,918	138,534
Total	$35,283	$248,383	$283,666	$51,792	$87,172	$138,964

†	Amount less one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2023, total investment advisory services fees waived by CRMC were $27,063,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

328	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2023,	For the six months ended June 30, 2023,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund	.500	.275	.6	44.0	.314	.314
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.234
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.365
Growth-Income Fund	.500	.217	.6	44.0	.256	.256
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.468
Capital Income Builder	.357	.330	15.0	15.0	.357	.217
Asset Allocation Fund	.500	.236	.6	34.0	.267	.267
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.162
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.264
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.175
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.175
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	329

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica-tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra-tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra-tive services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$472
Class 1A	$–	$19	2
Class 2	4,200	Not applicable	504
Class 4	782	782	94
Total class-specific expenses	$4,982	$801	$1,072

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$144
Class 1A	$–	$6	1
Class 2	2,269	Not applicable	272
Class 4	344	344	41
Total class-specific expenses	$2,613	$350	$458

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,207
Class 1A	$–	$278	33
Class 2	19,536	Not applicable	2,344
Class 3	184	Not applicable	31
Class 4	3,363	3,363	404
Total class-specific expenses	$23,083	$3,641	$5,019

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$493
Class 1A	$–	$14	2
Class 2	4,112	Not applicable	493
Class 3	15	Not applicable	3
Class 4	486	486	58
Total class-specific expenses	$4,613	$500	$1,049

330	American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$254
Class 1A	$–	$11	1
Class 2	980	Not applicable	118
Class 4	914	914	110
Total class-specific expenses	$1,894	$925	$483

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$833
Class 1A	$–	$68	8
Class 2	3,438	Not applicable	413
Class 4	1,406	1,406	169
Total class-specific expenses	$4,844	$1,474	$1,423

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$84
Class 1A	$–	$8	1
Class 2	1,250	Not applicable	150
Class 4	245	245	29
Total class-specific expenses	$1,495	$253	$264

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,015
Class 1A	$–	$37	5
Class 2	14,753	Not applicable	1,770
Class 3	116	Not applicable	19
Class 4	2,134	2,134	256
Total class-specific expenses	$17,003	$2,171	$5,065

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$–	$6	1
Class 2	205	Not applicable	25
Class 4	162	162	19
Total class-specific expenses	$367	$168	$47

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$–	$12	2
Class 2	17	Not applicable	2
Class 4	670	671	80
Total class-specific expenses	$687	$683	$173

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,249
Class 1A	$–	$33	4
Class 2	5,232	Not applicable	628
Class 3	25	Not applicable	4
Class 4	6,759	6,759	811
Total class-specific expenses	$12,016	$6,792	$3,696

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$–	$3	–	*
Class 2	199	Not applicable	24
Class 4	144	144	17
Total class-specific expenses	$343	$147	$56

Refer to the end of the tables for footnote.

American Funds Insurance Series	331

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$984
Class 1A	$–	$289	35
Class 2	3,576	Not applicable	429
Class 4	1,023	1,024	123
Total class-specific expenses	$4,599	$1,313	$1,571

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$99
Class 1A	$–	$2	–	*
Class 2	946	Not applicable	114
Class 4	66	66	8
Total class-specific expenses	$1,012	$68	$221

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$33
Class 1A	$–	$2	–	*
Class 2	650	Not applicable	78
Class 3	8	Not applicable	1
Class 4	103	103	13
Total class-specific expenses	$761	$105	$125

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$–	$2	–	*
Class 2	57	Not applicable	7
Class 4	53	53	6
Total class-specific expenses	$110	$55	$15

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$6
Class 1A	$–	$–	*	–
Class 2	364	Not applicable		44
Class 3	4	Not applicable		1
Class 4	93	93		11
Total class-specific expenses	$461	$93		$62

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$36
Class 1A	$–	$5	1
Class 2	1,331	Not applicable	160
Class 3	6	Not applicable	1
Class 4	235	236	28
Total class-specific expenses	$1,572	$241	$226

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$576	576
Total class-specific expenses	$576	$589

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$155	155
Total class-specific expenses	$155	$157

Refer to the end of the tables for footnote.

332	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$393	393
Total class-specific expenses	$393	$396

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,310
Class P2	$335	335
Total class-specific expenses	$335	$2,645

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$2,658	2,658
Total class-specific expenses	$2,658	$2,667

*	Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2023, total fees and expenses reimbursed by CRMC were $5,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$2		$13
Global Small Capitalization Fund	5		1		6
Growth Fund	48		11		59
International Fund	10		2		12
New World Fund	5		1		6
Washington Mutual Investors Fund	14		3		17
Capital World Growth and Income Fund	2		1		3
Growth-Income Fund	50		11		61
International Growth and Income Fund	–	*	–	*	–	*
Capital Income Builder	2		–	*	2
Asset Allocation Fund	37		8		45
American Funds Global Balanced Fund	1		–	*	1
The Bond Fund of America	16		3		19
Capital World Bond Fund	2		1		3
American High-Income Trust	1		–	*	1
American Funds Mortgage Fund	–	*	–	*	–	*
Ultra-Short Bond Fund	1		–	*	1
U.S. Government Securities Fund	2		–	*	2
Managed Risk Growth Fund	1		–	*	1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	1		–	*	1
Managed Risk Growth-Income Fund	3		1		4
Managed Risk Asset Allocation Fund	3		1		4

*	Amount less than one thousand.

American Funds Insurance Series	333

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2023 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$59,214	$69,707	$16,429
Global Small Capitalization Fund	1,236	3,834	1,924
Growth Fund	109,322	222,952	10,281
International Fund	35,987	12,314	(2,957)
New World Fund	10,148	14,118	996
Washington Mutual Investors Fund	70,151	20,752	3,909
Capital World Growth and Income Fund	10,135	10,748	1,946
Growth-Income Fund	206,323	130,803	10,151
International Growth and Income Fund	1,357	1,370	(195)
Capital Income Builder	4,548	5,851	440
Asset Allocation Fund	20,013	159,237	11,432
American Funds Global Balanced Fund	2,492	167	(11)
American High-Income Trust	–	398	270

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2023.

334	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$96,632	2,993	$247,153	7,894	$(385,288)	(11,987)	$(41,503)	(1,100)
Class 1A	1,201	37	1,234	40	(1,190)	(37)	1,245	40
Class 2	17,643	550	268,142	8,691	(248,954)	(7,774)	36,831	1,467
Class 4	40,874	1,293	51,296	1,681	(39,097)	(1,238)	53,073	1,736
Total net increase (decrease)	$156,350	4,873	$567,825	18,306	$(674,529)	(21,036)	$49,646	2,143

Year ended December 31, 2022
Class 1	$434,070	13,042	$400,617	12,733	$(553,744)	(16,845)	$280,943	8,930
Class 1A	2,997	91	1,758	56	(2,085)	(65)	2,670	82
Class 2	92,048	2,700	419,636	13,511	(295,933)	(9,100)	215,751	7,111
Class 4	99,092	2,978	70,552	2,294	(71,372)	(2,195)	98,272	3,077
Total net increase (decrease)	$628,207	18,811	$892,563	28,594	$(923,134)	(28,205)	$597,636	19,200

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$55,686	3,217	$12,631	720	$(86,940)	(4,988)	$(18,623)	(1,051)
Class 1A	557	33	62	3	(347)	(20)	272	16
Class 2	13,649	832	24,574	1,488	(114,260)	(6,970)	(76,037)	(4,650)
Class 4	14,238	872	3,676	223	(17,278)	(1,061)	636	34
Total net increase (decrease)	$84,130	4,954	$40,943	2,434	$(218,825)	(13,039)	$(93,752)	(5,651)

Year ended December 31, 2022
Class 1	$187,481	9,235	$331,498	19,030	$(570,697)	(21,774)	$(51,718)	6,491
Class 1A	989	43	1,461	85	(276)	(15)	2,174	113
Class 2	111,019	5,043	663,046	40,307	(118,512)	(6,722)	655,553	38,628
Class 4	56,480	2,653	93,892	5,707	(34,387)	(1,715)	115,985	6,645
Total net increase (decrease)	$355,969	16,974	$1,089,897	65,129	$(723,872)	(30,226)	$721,994	51,877

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$640,341	7,625	$889,233	10,369	$(1,494,253)	(17,626)	$35,321	368
Class 1A	23,807	297	13,614	160	(14,810)	(174)	22,611	283
Class 2	169,552	2,039	950,077	11,225	(1,029,138)	(12,239)	90,491	1,025
Class 3	1,829	22	12,182	140	(10,963)	(128)	3,048	34
Class 4	225,195	2,740	171,186	2,076	(168,037)	(2,052)	228,344	2,764
Total net increase (decrease)	$1,060,724	12,723	$2,036,292	23,970	$(2,717,201)	(32,219)	$379,815	4,474

Year ended December 31, 2022
Class 1	$2,593,666	29,149	$2,228,505	26,120	$(3,051,097)	(31,275)	$1,771,074	23,994
Class 1A	133,124	1,387	27,088	320	(15,271)	(181)	144,941	1,526
Class 2	520,092	5,686	2,464,507	29,214	(1,621,163)	(17,346)	1,363,436	17,554
Class 3	1,224	14	32,371	376	(28,004)	(296)	5,591	94
Class 4	409,323	4,647	383,909	4,657	(227,877)	(2,558)	565,355	6,746
Total net increase (decrease)	$3,657,429	40,883	$5,136,380	60,687	$(4,943,412)	(51,656)	$3,850,397	49,914

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$53,315	3,214	$8,093	476	$(250,144)	(15,093)	$(188,736)	(11,403)
Class 1A	715	43	24	1	(812)	(49)	(73)	(5)
Class 2	57,160	3,458	6,827	404	(255,506)	(15,498)	(191,519)	(11,636)
Class 3	132	8	36	2	(828)	(49)	(660)	(39)
Class 4	17,604	1,075	675	41	(30,927)	(1,916)	(12,648)	(800)
Total net increase (decrease)	$128,926	7,798	$15,655	924	$(538,217)	(32,605)	$(393,636)	(23,883)

Year ended December 31, 2022
Class 1	$280,536	15,960	$543,821	32,473	$(1,015,741)	(51,244)	$(191,384)	(2,811)
Class 1A	2,247	127	1,679	101	(1,009)	(63)	2,917	165
Class 2	189,379	10,637	536,766	32,189	(347,301)	(20,471)	378,844	22,355
Class 3	87	5	2,627	156	(1,366)	(79)	1,348	82
Class 4	65,571	3,703	61,594	3,751	(53,681)	(3,200)	73,484	4,254
Total net increase (decrease)	$537,820	30,432	$1,146,487	68,670	$(1,419,098)	(75,057)	$265,209	24,045

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$54,072	2,278	$4,849	199	$(82,408)	(3,464)	$(23,487)	(987)
Class 1A	389	17	23	1	(457)	(20)	(45)	(2)
Class 2	27,121	1,154	1,930	81	(69,244)	(2,952)	(40,193)	(1,717)
Class 4	33,498	1,432	1,536	65	(50,687)	(2,176)	(15,653)	(679)
Total net increase (decrease)	$115,080	4,881	$8,338	346	$(202,796)	(8,612)	$(79,378)	(3,385)

Year ended December 31, 2022
Class 1	$91,026	3,688	$189,325	7,939	$(434,293)	(16,140)	$(153,942)	(4,513)
Class 1A	1,549	60	1,040	44	(1,769)	(76)	820	28
Class 2	72,626	2,937	88,236	3,744	(163,288)	(6,534)	(2,426)	147
Class 4	133,209	5,310	78,780	3,371	(133,462)	(5,583)	78,527	3,098
Total net increase (decrease)	$298,410	11,995	$357,381	15,098	$(732,812)	(28,333)	$(77,021)	(1,240)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$238,374	18,555	$79,590	6,080	$(314,096)	(24,276)	$3,868	359
Class 1A	8,432	658	267	21	(52,724)	(4,114)	(44,025)	(3,435)
Class 2	18,803	1,487	38,667	3,011	(146,618)	(11,517)	(89,148)	(7,019)
Class 4	74,214	5,918	15,926	1,254	(53,319)	(4,231)	36,821	2,941
Total net increase (decrease)	$339,823	26,618	$134,450	10,366	$(566,757)	(44,138)	$(92,484)	(7,154)

Year ended December 31, 2022
Class 1	$311,628	22,333	$1,412,614	106,476	$(1,024,832)	(69,053)	$699,410	59,756
Class 1A	33,907	2,321	14,025	1,066	(125,110)	(7,699)	(77,178)	(4,312)
Class 2	48,719	3,523	725,386	55,707	(414,058)	(28,659)	360,047	30,571
Class 4	238,615	16,711	258,174	20,025	(148,002)	(10,093)	348,787	26,643
Total net increase (decrease)	$632,869	44,888	$2,410,199	183,274	$(1,712,002)	(115,504)	$1,331,066	112,658

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$41,750	3,424	$2,227	175	$(82,180)	(6,630)	$(38,203)	(3,031)
Class 1A	499	41	24	2	(402)	(34)	121	9
Class 2	5,644	454	3,708	293	(75,100)	(6,070)	(65,748)	(5,323)
Class 4	9,450	782	692	56	(11,920)	(990)	(1,778)	(152)
Total net increase (decrease)	$57,343	4,701	$6,651	526	$(169,602)	(13,724)	$(105,608)	(8,497)

Year ended December 31, 2022
Class 1	$286,528	22,239	$137,343	10,946	$(434,782)	(30,278)	$(10,911)	2,907
Class 1A	1,618	116	1,525	122	(1,079)	(91)	2,064	147
Class 2	15,274	1,157	262,887	21,001	(144,703)	(10,617)	133,458	11,541
Class 4	25,643	1,909	48,121	3,940	(22,999)	(1,756)	50,765	4,093
Total net increase (decrease)	$329,063	25,421	$449,876	36,009	$(603,563)	(42,742)	$175,376	18,688

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$303,715	5,812	$1,149,776	21,813	$(1,482,513)	(28,000)	$(29,022)	(375)
Class 1A	2,065	40	1,749	33	(2,307)	(44)	1,507	29
Class 2	59,438	1,139	681,597	13,148	(724,007)	(13,879)	17,028	408
Class 3	218	4	7,285	138	(6,775)	(126)	728	16
Class 4	73,862	1,436	101,529	1,992	(85,924)	(1,675)	89,467	1,753
Total net increase (decrease)	$439,298	8,431	$1,941,936	37,124	$(2,301,526)	(43,724)	$79,708	1,831

Year ended December 31, 2022
Class 1	$2,026,623	38,323	$2,348,918	43,972	$(3,853,406)	(68,861)	$522,135	13,434
Class 1A	4,813	89	3,248	61	(3,333)	(64)	4,728	86
Class 2	119,436	2,219	1,399,821	26,589	(1,455,432)	(26,710)	63,825	2,098
Class 3	766	15	15,025	280	(15,511)	(279)	280	16
Class 4	180,173	3,342	186,543	3,596	(153,528)	(2,879)	213,188	4,059
Total net increase (decrease)	$2,331,811	43,988	$3,953,555	74,498	$(5,481,210)	(98,793)	$804,156	19,693

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$2,523	260	$66	7	$(1,177)	(122)	$1,412	145
Class 1A	618	66	22	2	(328)	(35)	312	33
Class 2	2,110	226	637	68	(15,490)	(1,665)	(12,743)	(1,371)
Class 4	11,937	1,310	485	53	(9,522)	(1,043)	2,900	320
Total net increase (decrease)	$17,188	1,862	$1,210	130	$(26,517)	(2,865)	$(8,119)	(873)

Year ended December 31, 2022
Class 1	$2,793	220	$6,501	686	$(16,761)	(946)	$(7,467)	(40)
Class 1A	1,041	92	2,255	244	(921)	(61)	2,375	275
Class 2	7,743	664	86,227	9,344	(24,550)	(2,262)	69,420	7,746
Class 4	23,335	2,027	59,065	6,499	(13,968)	(1,295)	68,432	7,231
Total net increase (decrease)	$34,912	3,003	$154,048	16,773	$(56,200)	(4,564)	$132,760	15,212

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$38,172	3,425	$7,491	684	$(31,592)	(2,818)	$14,071	1,291
Class 1A	321	28	110	10	(422)	(38)	9	–	†
Class 2	915	82	153	14	(340)	(30)	728	66
Class 4	27,757	2,498	5,419	496	(23,944)	(2,151)	9,232	843
Total net increase (decrease)	$67,165	6,033	$13,173	1,204	$(56,298)	(5,037)	$24,040	2,200

Year ended December 31, 2022
Class 1	$177,351	15,800	$17,636	1,573	$(114,944)	(10,289)	$80,043	7,084
Class 1A	2,218	196	270	24	(1,259)	(111)	1,229	109
Class 2	2,390	211	355	32	(1,006)	(88)	1,739	155
Class 4	94,517	8,303	13,728	1,228	(81,854)	(7,293)	26,391	2,238
Total net increase (decrease)	$276,476	24,510	$31,989	2,857	$(199,063)	(17,781)	$109,402	9,586

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$227,612	10,078	$655,057	29,467	$(1,035,658)	(45,610)	$(152,989)	(6,065)
Class 1A	1,600	71	1,165	53	(2,214)	(99)	551	25
Class 2	24,782	1,103	183,067	8,355	(272,229)	(12,182)	(64,380)	(2,724)
Class 3	321	14	1,234	56	(1,342)	(59)	213	11
Class 4	108,803	4,911	239,208	11,008	(243,293)	(10,992)	104,718	4,927
Total net increase (decrease)	$363,118	16,177	$1,079,731	48,939	$(1,554,736)	(68,942)	$(111,887)	(3,826)

Year ended December 31, 2022
Class 1	$1,365,105	57,634	$2,001,507	85,450	$(2,607,782)	(108,817)	$758,830	34,267
Class 1A	8,603	375	2,806	121	(2,839)	(126)	8,570	370
Class 2	58,248	2,413	565,030	24,435	(581,503)	(24,252)	41,775	2,596
Class 3	126	5	3,759	160	(3,377)	(141)	508	24
Class 4	332,209	13,862	680,622	29,650	(423,984)	(17,975)	588,847	25,537
Total net increase (decrease)	$1,764,291	74,289	$3,253,724	139,816	$(3,619,485)	(151,311)	$1,398,530	62,794

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$4,458	349	$12,105	1,044	$(10,481)	(816)	$6,082	577
Class 1A	47	4	328	29	(152)	(12)	223	21
Class 2	2,415	188	20,012	1,734	(11,019)	(858)	11,408	1,064
Class 4	6,882	552	15,033	1,324	(5,152)	(407)	16,763	1,469
Total net increase (decrease)	$13,802	1,093	$47,478	4,131	$(26,804)	(2,093)	$34,476	3,131

Year ended December 31, 2022
Class 1	$37,857	3,046	$570	44	$(45,473)	(3,593)	$(7,046)	(503)
Class 1A	160	12	15	1	(857)	(63)	(682)	(50)
Class 2	3,979	308	974	74	(24,238)	(1,876)	(19,285)	(1,494)
Class 4	9,992	779	674	52	(14,316)	(1,139)	(3,650)	(308)
Total net increase (decrease)	$51,988	4,145	$2,233	171	$(84,884)	(6,671)	$(30,663)	(2,355)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$529,426	54,980	$38,632	4,050	$(394,933)	(41,114)	$173,125	17,916
Class 1A	29,516	3,115	1,245	131	(17,169)	(1,785)	13,592	1,461
Class 2	75,989	8,034	15,821	1,683	(112,948)	(11,909)	(21,138)	(2,192)
Class 4	91,228	9,678	4,406	471	(35,074)	(3,726)	60,560	6,423
Total net increase (decrease)	$726,159	75,807	$60,104	6,335	$(560,124)	(58,534)	$226,139	23,608

Year ended December 31, 2022
Class 1	$1,045,629	102,870	$293,730	29,996	$(2,254,686)	(218,872)	$(915,327)	(86,006)
Class 1A	222,556	22,066	9,170	944	(5,163)	(515)	226,563	22,495
Class 2	49,800	5,005	126,095	13,059	(487,579)	(48,690)	(311,684)	(30,626)
Class 4	123,107	12,517	31,861	3,314	(113,670)	(11,505)	41,298	4,326
Total net increase (decrease)	$1,441,092	142,458	$460,856	47,313	$(2,861,098)	(279,582)	$(959,150)	(89,811)

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$21,887	2,243	$–	–	$(42,698)	(4,375)	$(20,811)	(2,132)
Class 1A	46	5	–	–	(120)	(12)	(74)	(7)
Class 2	17,148	1,782	–	–	(42,047)	(4,346)	(24,899)	(2,564)
Class 4	3,613	380	–	–	(3,364)	(353)	249	27
Total net increase (decrease)	$42,694	4,410	$–	–	$(88,229)	(9,086)	$(45,535)	(4,676)

Year ended December 31, 2022
Class 1	$63,069	6,354	$13,903	1,398	$(234,228)	(22,105)	$(157,256)	(14,353)
Class 1A	470	46	24	2	(371)	(38)	123	10
Class 2	32,696	3,225	15,838	1,606	(121,387)	(11,954)	(72,853)	(7,123)
Class 4	7,078	688	1,065	109	(8,255)	(838)	(112)	(41)
Total net increase (decrease)	$103,313	10,313	$30,830	3,115	$(364,241)	(34,935)	$(230,098)	(21,507)

Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$2,299	261	$2,464	282	$(18,758)	(2,142)	$(13,995)	(1,599)
Class 1A	926	107	23	3	(66)	(7)	883	103
Class 2	6,915	807	5,913	692	(27,945)	(3,268)	(15,117)	(1,769)
Class 3	96	11	91	11	(787)	(90)	(600)	(68)
Class 4	24,881	2,614	872	92	(13,467)	(1,424)	12,286	1,282
Total net increase (decrease)	$35,117	3,800	$9,363	1,080	$(61,023)	(6,931)	$(16,543)	(2,051)

Year ended December 31, 2022
Class 1	$29,406	3,042	$17,917	2,062	$(58,971)	(6,116)	$(11,648)	(1,012)
Class 1A	362	39	100	11	(426)	(45)	36	5
Class 2	7,171	758	42,707	5,019	(98,679)	(10,782)	(48,801)	(5,005)
Class 3	432	46	695	79	(1,385)	(149)	(258)	(24)
Class 4	65,309	6,490	5,827	619	(70,275)	(6,997)	861	112
Total net increase (decrease)	$102,680	10,375	$67,246	7,790	$(229,736)	(24,089)	$(59,810)	(5,924)

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$15,308	1,619	$90	9	$(123)	(12)	$15,275	1,616
Class 1A	219	23	9	1	(215)	(23)	13	1
Class 2	763	80	225	24	(3,422)	(358)	(2,434)	(254)
Class 4	5,300	560	206	22	(3,043)	(324)	2,463	258
Total net increase (decrease)	$21,590	2,282	$530	56	$(6,803)	(717)	$15,317	1,621

Year ended December 31, 2022
Class 1	$784	78	$15	2	$(229,165)	(21,726)	$(228,366)	(21,646)
Class 1A	662	67	37	4	(1,033)	(103)	(334)	(32)
Class 2	3,214	326	995	103	(9,402)	(951)	(5,193)	(522)
Class 4	10,671	1,091	746	78	(9,016)	(920)	2,401	249
Total net increase (decrease)	$15,331	1,562	$1,793	187	$(248,616)	(23,700)	$(231,492)	(21,951)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$5,130	449	$295		26		$(16,537)	(1,447)	$(11,112)	(972)
Class 1A	104	9	1		–	†	–	–	105	9
Class 2	27,472	2,474	1,976		178		(44,084)	(3,970)	(14,636)	(1,318)
Class 3	193	17	28		3		(345)	(31)	(124)	(11)
Class 4	11,456	1,025	410		37		(31,600)	(2,827)	(19,734)	(1,765)
Total net increase (decrease)	$44,355	3,974	$2,710		244		$(92,566)	(8,275)	$(45,501)	(4,057)

Year ended December 31, 2022
Class 1	$33,573	2,975	$348		31		$(20,904)	(1,853)	$13,017	1,153
Class 1A	–	–	–	†	–	†	–	–	– †	– †
Class 2	117,586	10,755	1,569		143		(68,709)	(6,275)	50,446	4,623
Class 3	735	67	26		2		(1,082)	(97)	(321)	(28)
Class 4	84,873	7,721	293		27		(51,358)	(4,671)	33,808	3,077
Total net increase (decrease)	$236,767	21,518	$2,236		203		$(142,053)	(12,896)	$96,950	8,825

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class 1	$29,503	2,907	$1,371	136	$(23,679)	(2,329)	$7,195	714
Class 1A	827	82	24	3	(342)	(34)	509	51
Class 2	49,939	4,976	5,775	581	(52,782)	(5,247)	2,932	310
Class 3	48	5	34	3	(449)	(44)	(367)	(36)
Class 4	34,574	3,442	952	96	(38,543)	(3,848)	(3,017)	(310)
Total net increase (decrease)	$114,891	11,412	$8,156	819	$(115,795)	(11,502)	$7,252	729

Year ended December 31, 2022
Class 1	$69,422	6,446	$10,134	987	$(316,401)	(27,982)	$(236,845)	(20,549)
Class 1A	2,902	273	153	15	(3,237)	(300)	(182)	(12)
Class 2	43,941	4,115	42,631	4,200	(233,844)	(21,667)	(147,272)	(13,352)
Class 3	308	28	292	28	(2,508)	(236)	(1,908)	(180)
Class 4	67,334	6,331	7,040	695	(90,440)	(8,406)	(16,066)	(1,380)
Total net increase (decrease)	$183,907	17,193	$60,250	5,925	$(646,430)	(58,591)	$(402,273)	(35,473)

Managed Risk Growth Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class P1	$807	67	$2,444	252	$(516)	(46)	$2,735	273
Class P2	9,623	843	109,238	11,379	(28,214)	(2,465)	90,647	9,757
Total net increase (decrease)	$10,430	910	$111,682	11,631	$(28,730)	(2,511)	$93,382	10,030

Year ended December 31, 2022
Class P1	$1,679	122	$1,796	147	$(2,034)	(134)	$1,441	135
Class P2	37,760	2,684	88,450	7,291	(30,630)	(2,253)	95,580	7,722
Total net increase (decrease)	$39,439	2,806	$90,246	7,438	$(32,664)	(2,387)	$97,021	7,857

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class P1	$80	9	$156	19	$(177)	(21)	$59	7
Class P2	1,497	172	10,696	1,309	(8,488)	(961)	3,705	520
Total net increase (decrease)	$1,577	181	$10,852	1,328	$(8,665)	(982)	$3,764	527

Year ended December 31, 2022
Class P1	$578	62	$69	8	$(323)	(37)	$324	33
Class P2	5,403	564	4,206	470	(15,947)	(1,788)	(6,338)	(754)
Total net increase (decrease)	$5,981	626	$4,275	478	$(16,270)	(1,825)	$(6,014)	(721)

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class P1	$127	11	$413	43	$(227)	(21)	$313	33
Class P2	6,905	627	47,193	4,890	(17,452)	(1,610)	36,646	3,907
Total net increase (decrease)	$7,032	638	$47,606	4,933	$(17,679)	(1,631)	$36,959	3,940

Year ended December 31, 2022
Class P1	$1,026	86	$127	11	$(498)	(43)	$655	54
Class P2	22,662	1,947	14,544	1,281	(39,363)	(3,307)	(2,157)	(79)
Total net increase (decrease)	$23,688	2,033	$14,671	1,292	$(39,861)	(3,350)	$(1,502)	(25)

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class P1	$23,670	1,854	$255,689	22,312	$(115,121)	(9,229)	$164,238	14,937
Class P2	5,027	410	36,970	3,249	(18,826)	(1,512)	23,171	2,147
Total net increase (decrease)	$28,697	2,264	$292,659	25,561	$(133,947)	(10,741)	$187,409	17,084

Year ended December 31, 2022
Class P1	$49,558	3,678	$87,716	6,731	$(157,932)	(11,880)	$(20,658)	(1,471)
Class P2	13,539	1,010	12,087	932	(28,848)	(2,135)	(3,222)	(193)
Total net increase (decrease)	$63,097	4,688	$99,803	7,663	$(186,780)	(14,015)	$(23,880)	(1,664)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2023
Class P1	$492	39	$976	88	$(378)	(30)	$1,090	97
Class P2	10,095	841	282,690	26,346	(143,290)	(11,983)	149,495	15,204
Total net increase (decrease)	$10,587	880	$283,666	26,434	$(143,668)	(12,013)	$150,585	15,301

Year ended December 31, 2022
Class P1	$1,649	120	$430	34	$(675)	(52)	$1,404	102
Class P2	38,665	2,998	138,534	11,152	(283,108)	(22,026)	(105,909)	(7,876)
Total net increase (decrease)	$40,314	3,118	$138,964	11,186	$(283,783)	(22,078)	$(104,505)	(7,774)

*	Includes exchanges between share classes of the fund.

†	Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2023 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$722,619	$438,285	$4,333,756	$731,620	$564,624	$1,531,370
Sales of investment securities*	1,185,956	582,830	5,500,399	1,062,963	619,447	1,652,382
Non-U.S. taxes paid on dividend income	3,373	2,199	3,702	4,684	3,305	1,070
Non-U.S. taxes paid on interest income	–	–	–	–	34	–
Non-U.S. taxes paid on realized gains	1,984	2,235	–	5,287	2,304	–
Non-U.S. taxes provided on unrealized appreciation	2,794	13,200	–	22,720	11,621	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$266,383	$4,670,716	$52,251	$688,750	$12,982,753	$134,672
Sales of investment securities*	356,948	5,580,371	65,917	636,393	14,023,991	124,310
Non-U.S. taxes paid on dividend income	1,423	4,754	468	1,229	3,870	293
Non-U.S. taxes paid on interest income	–	–	–	–	–	7
Non-U.S. taxes paid on realized gains	373	–	46	23	–	17
Non-U.S. taxes provided on unrealized appreciation	598	–	38	594	2,361	239

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$21,747,609	$1,239,598	$158,092	$526,173	$–	$4,650,472
Sales of investment securities*	21,122,958	1,112,382	166,108	502,920	–	4,609,267
Non-U.S. taxes paid on interest income	2	69	–	–	–	–
Non-U.S. taxes paid (refunded) on realized gains	17	(5)	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	116	–	–	–	–

Refer to the end of the tables for footnote.

344	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$128,135	$14,775	$35,997	$292,865	$178,742
Sales of investment securities*	142,623	27,578	53,100	368,547	272,742

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2023, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 17% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	345

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Global Growth Fund

Class 1:
6/30/2023[4,5]	$30.18	$.23	$4.34	$4.57	$(.09)	$(2.55)	$(2.64)	$32.11	15.37%[6]	$3,267	.52%[7]		.41%[7]		1.45%[7]
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
Class 1A:
6/30/2023[4,5]	30.04	.20	4.31	4.51	(.08)	(2.55)	(2.63)	31.92	15.22 [6]	17	.77	[7]	.66	[7]	1.22	[7]
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
Class 2:
6/30/2023[4,5]	29.79	.19	4.29	4.48	(.08)	(2.55)	(2.63)	31.64	15.25 [6]	3,480	.77	[7]	.66	[7]	1.21	[7]
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
Class 4:
6/30/2023[4,5]	29.51	.15	4.24	4.39	(.07)	(2.55)	(2.62)	31.28	15.09 [6]	673	1.02	[7]	.91	[7]	.97	[7]
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Financial highlights (continued)

Income (loss) from investment operations[1]	Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Global Small Capitalization Fund

Class 1:
6/30/2023[4,5]	$16.22	$.07	$1.80	$1.87	$(.02)	$(.21)	$(.23)	$17.86	11.56%[6]	$989	.70%[7]	.65%[7]	.82%[7]
12/31/2022	34.17	.05	(9.50)	(9.45)	–	(8.50)	(8.50)	16.22	(29.37)	916	.72	.69	.24
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707	.74	.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391	.75	.75	(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050	.75	.75	.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453	.73	.73	.42
Class 1A:
6/30/2023[4,5]	16.00	.05	1.77	1.82	(.01)	(.21)	(.22)	17.60	11.43	[6]	5	.94	[7]	.89	[7]	.58	[7]
12/31/2022	33.93	–	[8]	(9.43)	(9.43)	–	(8.50)	(8.50)	16.00	(29.54)	4	.97	.94	–	[9]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5	.99	.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1	.99	.99	(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1	.99	.99	.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[10]	.98	.98	.21
Class 2:
6/30/2023[4,5]	15.30	.05	1.69	1.74	(.01)	(.21)	(.22)	16.82	11.42	[6]	1,859	.95	[7]	.90	[7]	.56	[7]
12/31/2022	32.94	–	8	(9.14)	(9.14)	–	(8.50)	(8.50)	15.30	(29.55)	1,762	.97	.94	–	[9]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521	.99	.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056	.98	.98	.17
Class 4:
6/30/2023[4,5]	15.28	.03	1.68	1.71	–	[8]	(.21)	(.21)	16.78	11.20	[6]	287	1.20	[7]	1.15	[7]	.32	[7]
12/31/2022	32.96	(.05)	(9.13)	(9.18)	–	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	–	[8]	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	1.24	(.08)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth Fund

Class 1:
6/30/2023[4,5]	$76.29	$.28	$18.55	$18.83	$(.17)	$(5.04)	$(5.21)	$89.91	25.02%[6]	$16,132	.35%[7]		.67%[7]
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
Class 1A:
6/30/2023[4,5]	75.61	.18	18.36	18.54	(.14)	(5.04)	(5.18)	88.97	24.86 [6]	246	.60	[7]	.43	[7]
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
Class 2:
6/30/2023[4,5]	75.41	.18	18.31	18.49	(.14)	(5.04)	(5.18)	88.72	24.87 [6]	17,095	.60	[7]	.43	[7]
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
Class 3:
6/30/2023[4,5]	77.09	.21	18.74	18.95	(.15)	(5.04)	(5.19)	90.85	24.91 [6]	224	.53	[7]	.50	[7]
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
Class 4:
6/30/2023[4,5]	73.64	.07	17.88	17.95	(.11)	(5.04)	(5.15)	86.44	24.72 [6]	3,067	.85	[7]	.18	[7]
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
International Fund

Class 1:
6/30/2023[4,5]	$15.31	$.13	$1.78	$1.91	$(.04)	$–	$(.04)	$17.18	12.49%[6]	$3,347	.53%[7]		1.60%[7]
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
Class 1A:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.04)	–	(.04)	17.07	12.38 [6]	11	.78	[7]	1.36	[7]
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
Class 2:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.03)	–	(.03)	17.08	12.38 [6]	3,349	.78	[7]	1.35	[7]
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
Class 3:
6/30/2023[4,5]	15.35	.12	1.79	1.91	(.04)	–	(.04)	17.22	12.42 [6]	17	.71	[7]	1.42	[7]
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
Class 4:
6/30/2023[4,5]	14.99	.09	1.74	1.83	(.03)	–	(.03)	16.79	12.27 [6]	404	1.03	[7]	1.10	[7]
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
New World Fund

Class 1:
6/30/2023[4,5]	$22.30	$.24	$2.43	$2.67	$(.07)	$–	$(.07)	$24.90	11.97%[6]	$1,774	.64%[7]		.57%[7]		2.01%[7]
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
Class 1A:
6/30/2023[4,5]	22.19	.21	2.42	2.63	(.06)	–	(.06)	24.76	11.85 [6]	10	.89	[7]	.82	[7]	1.76	[7]
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
Class 2:
6/30/2023[4,5]	22.02	.20	2.41	2.61	(.06)	–	(.06)	24.57	11.85 [6]	810	.89	[7]	.82	[7]	1.75	[7]
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
Class 4:
6/30/2023[4,5]	21.84	.17	2.39	2.56	(.05)	–	(.05)	24.35	11.72 [6]	765	1.14	[7]	1.07	[7]	1.51	[7]
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61

Refer to the end of the tables for footnotes.

350	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Washington Mutual Investors Fund

Class 1:
6/30/2023[4,5]	$12.69	$.14	$.85	$.99	$(.06)	$(.12)	$(.18)	$13.50	7.89%[6]	$5,860	.41%[7]		.27%[7]		2.15%[7]
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
Class 1A:
6/30/2023[4,5]	12.61	.11	.86	.97	(.05)	(.12)	(.17)	13.41	7.71 [6]	22	.66	[7]	.52	[7]	1.77	[7]
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
Class 2:
6/30/2023[4,5]	12.46	.12	.83	.95	(.06)	(.12)	(.18)	13.23	7.67 [6]	2,854	.66	[7]	.52	[7]	1.89	[7]
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
Class 4:
6/30/2023[4,5]	12.34	.10	.82	.92	(.05)	(.12)	(.17)	13.09	7.54 [6]	1,203	.91	[7]	.77	[7]	1.65	[7]
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series	351

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Capital World Growth and Income Fund

Class 1:
6/30/2023[4,5]	$11.67	$.15	$1.31	$1.46	$(.05)	$–	$(.05)	$13.08	12.54%[6]	$575	.52%[7]		.41%[7]		2.38%[7]
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492	.63		.63		1.94
Class 1A:
6/30/2023[4,5]	11.61	.13	1.31	1.44	(.05)	–	(.05)	13.00	12.39 [6]	6	.77	[7]	.66	[7]	2.15	[7]
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1	.88		.88		1.74
Class 2:
6/30/2023[4,5]	11.64	.13	1.32	1.45	(.05)	–	(.05)	13.04	12.44 [6]	1,032	.77	[7]	.66	[7]	2.13	[7]
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228	.88		.88		1.70
Class 4:
6/30/2023[4,5]	11.35	.11	1.28	1.39	(.04)	–	(.04)	12.70	12.28 [6]	209	1.02	[7]	.91	[7]	1.89	[7]
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.13		1.43

Refer to the end of the tables for footnotes.

352	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Growth-Income Fund

Class 1:
6/30/2023[4,5]	$50.21	$.44	$6.91	$7.35	$(.20)	$(2.89)	$(3.09)	$54.47	14.84%[6]	$21,340	.29%[7]		1.66%[7]
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
Class 1A:
6/30/2023[4,5]	49.93	.37	6.86	7.23	(.18)	(2.89)	(3.07)	54.09	14.68 [6]	32	.54	[7]	1.42	[7]
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
Class 2:
6/30/2023[4,5]	49.46	.37	6.79	7.16	(.17)	(2.89)	(3.06)	53.56	14.70 [6]	12,482	.54	[7]	1.41	[7]
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
Class 3:
6/30/2023[4,5]	50.33	.39	6.92	7.31	(.18)	(2.89)	(3.07)	54.57	14.74 [6]	136	.47	[7]	1.48	[7]
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
Class 4:
6/30/2023[4,5]	48.72	.30	6.69	6.99	(.16)	(2.89)	(3.05)	52.66	14.55 [6]	1,854	.79	[7]	1.16	[7]
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15

Refer to the end of the tables for footnotes.

American Funds Insurance Series	353

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
International Growth and Income Fund

Class 1:
6/30/2023[4,5]	$8.94	$.17	$.75	$.92	$(.04)	$–	$(.04)	$9.82	10.31%[6]	$16	.55%[7]		.54%[7]		3.48%[7]
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	–	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
Class 1A:
6/30/2023[4,5]	8.70	.15	.74	.89	(.04)	–	(.04)	9.55	10.21 [6]	6	.80	[7]	.79	[7]	3.18	[7]
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	–	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		.90		2.35
Class 2:
6/30/2023[4,5]	8.70	.14	.75	.89	(.04)	–	(.04)	9.55	10.20 [6]	165	.80	[7]	.79	[7]	3.13	[7]
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		.90		2.38
Class 4:
6/30/2023[4,5]	8.56	.13	.73	.86	(.03)	–	(.03)	9.39	10.10 [6]	135	1.05	[7]	1.04	[7]	2.91	[7]
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		1.15		2.10

Refer to the end of the tables for footnotes.

354	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Capital Income Builder

Class 1:
6/30/2023[4,5]	$10.99	$.22	$.18	$.40	$(.14)	$–	$(.14)	$11.25	3.67%[6]	$615	.40%[7]		.26%[7]		3.98%[7]
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	–	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	–	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
Class 1A:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	–	(.13)	11.24	3.54 [6]	10	.65	[7]	.51	[7]	3.72	[7]
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	–	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	–	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
Class 2:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	–	(.13)	11.24	3.55 [6]	14	.65	[7]	.51	[7]	3.74	[7]
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	–	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	–	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
Class 4:
6/30/2023[4,5]	10.96	.19	.19	.38	(.11)	–	(.11)	11.23	3.51 [6]	552	.90	[7]	.76	[7]	3.48	[7]
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	–	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	–	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58

Refer to the end of the tables for footnotes.

American Funds Insurance Series	355

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Asset Allocation Fund
Class 1:
6/30/2023[4,5]	$22.20	$.26	$1.29	$1.55	$(.12)	$(.89)	$(1.01)	$22.74	7.07%[6]	$15,366	.30%[7]		2.36%[7]
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
Class 1A:
6/30/2023[4,5]	22.10	.24	1.27	1.51	(.11)	(.89)	(1.00)	22.61	6.97 [6]	28	.55	[7]	2.10	[7]
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
Class 2:
6/30/2023[4,5]	21.91	.23	1.26	1.49	(.11)	(.89)	(1.00)	22.40	6.89 [6]	4,262	.55	[7]	2.11	[7]
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
Class 3:
6/30/2023[4,5]	22.23	.25	1.28	1.53	(.11)	(.89)	(1.00)	22.76	6.99 [6]	29	.48	[7]	2.18	[7]
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
Class 4:
6/30/2023[4,5]	21.75	.20	1.25	1.45	(.10)	(.89)	(.99)	22.21	6.81 [6]	5,605	.80	[7]	1.86	[7]
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54

Refer to the end of the tables for footnotes.

356	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
American Funds Global Balanced Fund
Class 1:
6/30/2023[4,5]	$12.55	$.19	$.75	$.94	$(.10)	$(1.57)	$(1.67)	$11.82	7.74%[6]	$98	.51%[7]		.50%[7]		2.91%[7]
12/31/2022	14.73	.26	(2.37)	(2.11)	–	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110	.72		.72		1.82
Class 1A:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.656	2	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2	.98		.98		1.44
Class 2:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.646	161	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185	.97		.97		1.57
Class 4:
6/30/2023[4,5]	12.32	.15	.75	.90	(.09)	(1.57)	(1.66)	11.56	7.556	121	1.01	[7]	1.00	[7]	2.43	[7]
12/31/2022	14.53	.19	(2.33)	(2.14)	–	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.22		1.34

Refer to the end of the tables for footnotes.

American Funds Insurance Series	357

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
The Bond Fund of America
Class 1:
6/30/2023[4,5]	$9.41	$.18	$(.03)	$.15	$(.06)	$–	$(.06)	$9.50	1.55%[6]	$6,603	.39%[7]		.20%[7]		3.85%[7]
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
Class 1A:
6/30/2023[4,5]	9.35	.17	(.04)	.13	(.05)	–	(.05)	9.43	1.42 [6]	236	.64	[7]	.45	[7]	3.60	[7]
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
Class 2:
6/30/2023[4,5]	9.27	.17	(.03)	.14	(.05)	–	(.05)	9.36	1.53 [6]	2,848	.64	[7]	.45	[7]	3.59	[7]
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
Class 4:
6/30/2023[4,5]	9.23	.16	(.03)	.13	(.05)	–	(.05)	9.31	1.40 [6]	853	.89	[7]	.70	[7]	3.35	[7]
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22

Refer to the end of the tables for footnotes.

358	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Capital World Bond Fund
Class 1:
6/30/2023[4,5]	$9.55	$.15	$– [8]	$.15	$–	$–	$–	$9.70	1.57%[6]	$653	.48%[7]		.48%[7]		3.11%[7]
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077	.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015	.57		.57		2.56
Class 1A:
6/30/2023[4,5]	9.50	.14	– [8]	.14	–	–	–	9.64	1.47 [6]	1	.72	[7]	.72	[7]	2.86	[7]
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1	.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1	.82		.82		2.36
Class 2:
6/30/2023[4,5]	9.45	.14	– [8]	.14	–	–	–	9.59	1.48 [6]	751	.73	[7]	.73	[7]	2.86	[7]
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002	.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032	.82		.82		2.32
Class 4:
6/30/2023[4,5]	9.33	.12	– [8]	.12	–	–	–	9.45	1.29 [6]	54	.98	[7]	.98	[7]	2.61	[7]
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49	1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07		1.07		2.09

Refer to the end of the tables for footnotes.

American Funds Insurance Series	359

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
American High-Income Trust
Class 1:
6/30/2023[4,5]	$8.53	$.29	$.08	$.37	$(.10)	$–	$(.10)	$8.80	4.37%[6]	$217	.44%[7]		.30%[7]		6.74%[7]
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	–	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123	.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525	.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501	.50		.50		6.32
Class 1A:
6/30/2023[4,5]	8.51	.28	.08	.36	(.10)	–	(.10)	8.77	4.36 [6]	2	.69	[7]	.55	[7]	6.51	[7]
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	–	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1	.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1	.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1	.75		.75		6.11
Class 2:
6/30/2023[4,5]	8.35	.28	.07	.35	(.10)	–	(.10)	8.60	4.30 [6]	522	.69	[7]	.55	[7]	6.49	[7]
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	–	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665	.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667	.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661	.75		.75		6.07
Class 3:
6/30/2023[4,5]	8.58	.29	.08	.37	(.10)	–	(.10)	8.85	4.43 [6]	8	.62	[7]	.48	[7]	6.56	[7]
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	–	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10	.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10	.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10	.68		.68		6.14
Class 4:
6/30/2023[4,5]	9.26	.29	.08	.37	(.09)	–	(.09)	9.54	4.16 [6]	91	.94	[7]	.80	[7]	6.24	[7]
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	–	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69	1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63	1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31	1.00		1.00		5.83

Refer to the end of the tables for footnotes.

360       American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]
American Funds Mortgage Fund
Class 1:
6/30/2023[4,5]	$9.45	$.22	$(.13)	$.09	$(.05)	$–	$(.05)	$9.49	.97%[6]	$16	.36%[7]		.24%[7]		4.53%[7]
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	–	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	–	(.28)	10.56	5.30	210	.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	–	(.23)	10.30	.58	209	.48		.48		1.97
Class 1A:
6/30/2023[4,5]	9.34	.19	(.11)	.08	(.05)	–	(.05)	9.37	.83 [6]	2	.60	[7]	.48	[7]	4.05	[7]
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	–	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	–	(.25)	10.55	5.09	1	.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	–	(.22)	10.28	.36	1	.73		.73		1.77
Class 2:
6/30/2023[4,5]	9.36	.19	(.11)	.08	(.05)	–	(.05)	9.39	.83 [6]	44	.60	[7]	.48	[7]	4.04	[7]
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	–	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	–	(.26)	10.54	5.04	56	.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	–	(.20)	10.28	.32	57	.73		.73		1.72
Class 4:
6/30/2023[4,5]	9.25	.18	(.11)	.07	(.05)	–	(.05)	9.27	.70 [6]	43	.85	[7]	.73	[7]	3.80	[7]
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	–	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	–	(.24)	10.44	4.80	28	.97		.97		1.71
12/31/2018	10.38	.15	(.15)	– [8]	(.19)	–	(.19)	10.19	.07	24	.98		.98		1.49

Refer to the end of the tables for footnotes.

American Funds Insurance Series	361

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
6/30/2023[4,5]	$11.35	$.26	$–	[8]	$.26	$(.08)	$–	$(.08)	$11.53	2.29%[6]	$40	.29%[7]		4.53%[7]
12/31/2022	11.27	.17	(.01)		.16	(.08)	–	(.08)	11.35	1.42	51	.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37	.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44	.37		.16
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	30	.36		1.92
12/31/2018	11.29	.18	–	[8]	.18	(.16)	–	(.16)	11.31	1.58	37	.35		1.60
Class 1A:
6/30/2023[4,5]	11.35	.25	–	[8]	.25	(.08)	–	(.08)	11.52	2.21 [6]	—10	.51	[7]	4.43 [7]
12/31/2022	11.28	.16	(.01)		.15	(.08)	–	(.08)	11.35	1.32	—10	.31		1.40
12/31/2021	11.31	(.03)	–	[8]	(.03)	–	–	–	11.28	(.27)	—10	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	—10	.35		.26
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	—10	.37		1.90
12/31/2018	11.29	.18	–	[8]	.18	(.16)	–	(.16)	11.31	1.58	—10	.35		1.60
Class 2:
6/30/2023[4,5]	11.00	.24	–	[8]	.24	(.08)	–	(.08)	11.16	2.14 [6]	287	.54	[7]	4.28 [7]
12/31/2022	10.93	.13	–	[8]	.13	(.06)	–	(.06)	11.00	1.17	297	.57		1.23
12/31/2021	10.99	(.06)	–	[8]	(.06)	–	–	–	10.93	(.55)	245	.62		(.53)
12/31/2020	11.01	– [8]	–	[8]	– [8]	(.02)	–	(.02)	10.99	.03	288	.62		(.05)
12/31/2019	11.03	.18	–	[8]	.18	(.20)	–	(.20)	11.01	1.62	230	.61		1.66
12/31/2018	11.01	.15	–	[8]	.15	(.13)	–	(.13)	11.03	1.36	247	.60		1.34
Class 3:
6/30/2023[4,5]	11.14	.24	.01		.25	(.08)	–	(.08)	11.31	2.22 [6]	4	.47	[7]	4.35 [7]
12/31/2022	11.07	.13	–	[8]	.13	(.06)	–	(.06)	11.14	1.19	4	.50		1.19
12/31/2021	11.12	(.05)	–	[8]	(.05)	–	–	–	11.07	(.45)	5	.55		(.46)
12/31/2020	11.13	– [8]	.02		.02	(.03)	–	(.03)	11.12	.13	4	.55		.03
12/31/2019	11.14	.20	–	[8]	.20	(.21)	–	(.21)	11.13	1.76	3	.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4	.53		1.42
Class 4:
6/30/2023[4,5]	11.05	.22	.01		.23	(.07)	–	(.07)	11.21	2.07 [6]	62	.79	[7]	4.02 [7]
12/31/2022	11.00	.12	(.03)		.09	(.04)	–	(.04)	11.05	.83	80	.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46	.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40	.87		(.35)
12/31/2019	11.15	.16	–	[8]	.16	(.18)	–	(.18)	11.13	1.40	22	.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18	.86		1.11

Refer to the end of the tables for footnotes.

362	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]
U.S. Government Securities Fund
Class 1:
6/30/2023[4,5]	$9.99	$.19	$(.15)	$.04	$(.06)	$–	$(.06)	$9.97	.38%[6]	$248	.33%[7]		.21%[7]		3.70%[7]
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	–	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418	.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445	.36		.36		2.02
Class 1A:
6/30/2023[4,5]	9.96	.17	(.14)	.03	(.06)	–	(.06)	9.93	.15 [6]	5	.58	[7]	.46	[7]	3.47	[7]
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	–	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2	.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1	.61		.61		1.82
Class 2:
6/30/2023[4,5]	9.87	.17	(.15)	.02	(.05)	–	(.05)	9.84	.14 [6]	1,059	.58	[7]	.46	[7]	3.45	[7]
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	–	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343	.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323	.61		.61		1.77
Class 3:
6/30/2023[4,5]	10.02	.18	(.15)	.03	(.06)	–	(.06)	9.99	.25 [6]	6	.51	[7]	.39	[7]	3.52	[7]
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	–	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9	.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9	.54		.54		1.84
Class 4:
6/30/2023[4,5]	9.86	.16	(.15)	.01	(.05)	–	(.05)	9.82	.10 [6]	186	.83	[7]	.71	[7]	3.20	[7]
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	–	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124	.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91	.86		.86		1.53

Refer to the end of the tables for footnotes.

American Funds Insurance Series	363

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
6/30/2023[4,5]	$11.37	$.01		$1.44	$1.45	$(.08)	$(2.72)	$(2.80)	$10.02	14.20%[6]	$11.42%[7]			.37%[7]		.71%[7]		.25%[7]
12/31/2022	18.53	.06		(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9.41			.36		.69		.47
12/31/2021	17.25	.04		2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13.41			.36		.69		.19
12/31/2020	13.78	.07		4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42			.37		.72		.49
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42			.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[13]	3.42		[13]	.371	[3]	.711	[3]	.821	[3]
Class P2:
6/30/2023[4,5]	11.28	–	[8]	1.42	1.42	(.07)	(2.72)	(2.79)	9.91	14.06 [6]	488.67		[7]	.62	[7]	.96	[7]	(.02)[7]
12/31/2022	18.42	.03		(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445.67			.62		.95		.20
12/31/2021	17.11	(.01)		2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584.67			.62		.95		(.07)
12/31/2020	13.71	.03		4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67			.62		.97		.20
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68			.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68			.63		.97		.46

Managed Risk International Fund
Class P1:
6/30/2023[4,5]	$8.61	$.01		$.41	$.42	$(.15)	$(.64)	$(.79)	$8.24	4.83%[6,13]	$2.44%[7,13]			.38%[7,13]		.87%[7,13]		.34%[7,13]
12/31/2022	10.55	.15		(1.75)	(1.60)	(.34)	–	(.34)	8.61	(15.27)[13]	2.44		[13]	.37	[13]	.87	[13]	1.70	[13]
12/31/2021	11.07	.24		(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)[13]	2.44		[13]	.36	[13]	.87	[13]	2.12	[13]
12/31/2020	11.01	.08		.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [13]	2.43		[13]	.35	[13]	.86	[13]	.82	[13]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [13]	1.41		[13]	.33	[13]	.84	[13]	1.64	[13]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[13]	– [10]	.33	[13]	.28	[13]	.77	[13]	3.02	[13]
Class P2:
6/30/2023[4,5]	8.58	–	[8]	.41	.41	(.14)	(.64)	(.78)	8.21	4.816	123.707			.657		1.147		.067
12/31/2022	10.48	.12		(1.74)	(1.62)	(.28)	–	(.28)	8.58	(15.54)	124.70			.63		1.13		1.36
12/31/2021	10.99	.20		(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160.71			.63		1.14		1.79
12/31/2020	10.92	.04		.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71			.63		1.14		.42
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71			.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69			.64		1.13		1.49

Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2023[4,5]	$11.24	$.04		$.31	$.35	$(.20)	$(1.49)	$(1.69)	$9.90	3.41%[6,13]	$3.41%[7,13]			.36%[7,13]		.75%[7,13]		.77%[7,13]
12/31/2022	12.95	.23		(1.38)	(1.15)	(.56)	–	(.56)	11.24	(8.92)[13]	3.41		[13]	.36	[13]	.75	[13]	1.96	[13]
12/31/2021	11.24	.16		1.79	1.95	(.24)	–	(.24)	12.95	17.46 [13]	2.41		[13]	.36	[13]	.77	[13]	1.33	[13]
12/31/2020	12.01	.18		(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[13]	2.40		[13]	.35	[13]	.76	[13]	1.66	[13]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [13]	1.38		[13]	.33	[13]	.74	[13]	2.14	[13]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[13]	– [10]	.33	[13]	.28	[13]	.67	[13]	3.21	[13]
Class P2:
6/30/2023[4,5]	11.18	.03		.31	.34	(.20)	(1.49)	(1.69)	9.83	3.29 [6]	320.67		[7]	.62	[7]	1.01	[7]	.50	[7]
12/31/2022	12.88	.19		(1.37)	(1.18)	(.52)	–	(.52)	11.18	(9.16)	321.67			.62		1.01		1.62
12/31/2021	11.18	.11		1.79	1.90	(.20)	–	(.20)	12.88	17.11	371.68			.62		1.03		.91
12/31/2020	11.91	.13		(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68			.63		1.04		1.18
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68			.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68			.63		1.02		1.49

Refer to the end of the tables for footnotes.

364	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/2023[4,5]	$12.51	$.04	$1.00	$1.04	$(.18)	$(1.62)	$(1.80)	$11.75	8.67%[6]	$1,897	.41%[7]		.36%[7]		.66%[7]		.58%[7]
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.65		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
Class P2:
6/30/2023[4,5]	12.44	.02	.99	1.01	(.17)	(1.62)	(1.79)	11.66	8.50 [6]	276	.66	[7]	.61	[7]	.91	[7]	.33 [7]
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.90		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25

Managed Risk Asset Allocation Fund
Class P1:
6/30/2023[4,5]	$12.43	$.05	$.47	$.52	$(.21)	$(1.45)	$(1.66)	$11.29	4.40%[6]	$8	.41%[7]		.36%[7]		.65%[7]		.86%[7]
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.64		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	–	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
Class P2:
6/30/2023[4,5]	12.09	.03	.47	.50	(.21)	(1.45)	(1.66)	10.93	4.32 [6]	2,139	.66	[7]	.61	[7]	.90	[7]	.55 [7]
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.89		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27

Refer to the end of the tables for footnotes.

American Funds Insurance Series	365

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[14,15]	Six months ended June 30, 2023[4,5,6]	Year ended December 31,
		2022	2021	2020	2019	2018
Capital Income Builder	34%	48%	60%	110%	44%	42%
Asset Allocation Fund	16	42	45	49	47	34
American Funds Global Balanced Fund	22	111	36	68	60	30
The Bond Fund of America	80	77	87	72	146	98
Capital World Bond Fund	65	114	64	88	110	78
American Funds Mortgage Fund	55	56	38	123	84	60
U.S. Government Securities Fund	64	77	126	112	103	76

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[14,15]	Six months ended June 30, 2023[4,5,6]		Year ended December 31,
			2022		2021		2020		2019		2018
Global Growth Fund	10%		29%		18%		17%		14%		25%
Global Small Capitalization Fund	15		40		29		38		50		43
Growth Fund	13		29		25		32		21		35
International Fund	11		42		44		40		32		29
New World Fund	18		40		43		70		38		58
Washington Mutual Investors Fund	17		30		90		40		37		49
Capital World Growth and Income Fund	16		42		85		36		29		49
Growth-Income Fund	15		25		24		33		27		39
International Growth and Income Fund	17		48		41		56		28		38
Capital Income Builder	76		126		93		184		72		98
Asset Allocation Fund	59		118		124		145		79		86
American Funds Global Balanced Fund	39		126		39		86		74		51
The Bond Fund of America	267		415		456		461		373		514
Capital World Bond Fund	130		188		91		145		159		125
American High-Income Trust	20		34		56		78		58		67
American Funds Mortgage Fund	549		1141		975		1143		350		811
Ultra-Short Bond Fund	–	[16]	–	[16]	–	[16]	–	[16]	–	[16]	–	[16]
U.S. Government Securities Fund	376		695		433		867		277		446
Managed Risk Growth Fund	33		97		32		80		10		7
Managed Risk International Fund	14		82		24		71		8		8
Managed Risk Washington Mutual Investors Fund	14		70		16		101		13		11
Managed Risk Growth-Income Fund	17		67		13		38		6		14
Managed Risk Asset Allocation Fund	10		48		5		30		8		12

[1]	Based on average shares outstanding.

[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

[4]	Based on operations for a period that is less than a full year.

[5]	Unaudited.

[6]	Not annualized.

[7]	Annualized.

[8]	Amount less than $.01.

[9]	Amount less than .01%.

[10]	Amount less than $1 million.

[11]	This column does not include expenses of the underlying funds in which each fund invests.

[12]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[14]	Refer to Note 5 for further information on mortgage dollar rolls.

[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

366	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	367

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,153.68	$2.19	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,152.25	3.52	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,152.52	3.52	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,150.85	4.85	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,115.57	$3.41	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 1A – actual return	1,000.00	1,114.26	4.67	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	1,114.24	4.72	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 4 – actual return	1,000.00	1,112.00	6.02	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Growth Fund
Class 1 – actual return	$1,000.00	$1,250.20	$1.95	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return	1,000.00	1,248.60	3.35	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	1,248.73	3.35	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,249.10	2.96	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,247.16	4.74	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,124.89	$2.79	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return	1,000.00	1,123.80	4.11	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	1,123.78	4.11	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 – actual return	1,000.00	1,124.24	3.74	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	1,122.66	5.42	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
New World Fund
Class 1 – actual return	$1,000.00	$1,119.70	$3.00	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	1,118.48	4.31	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	1,118.50	4.31	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	1,117.23	5.62	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

368	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,078.89	$1.39	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 1A – actual return	1,000.00	1,077.12	2.68	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 2 – actual return	1,000.00	1,076.67	2.68	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,075.41	3.96	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,125.39	$2.16	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,123.88	3.48	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,124.39	3.48	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,122.77	4.79	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,148.45	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,146.82	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,146.99	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,147.39	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,145.51	4.20	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,103.10	$2.82	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	1,102.10	4.12	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,102.03	4.12	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 4 – actual return	1,000.00	1,101.00	5.42	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,036.71	$1.31	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	1,035.44	2.57	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,035.45	2.57	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	1,035.14	3.83	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	369

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,070.71	$1.54	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,069.70	2.82	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,068.88	2.82	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,069.86	2.46	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,068.06	4.10	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,077.39	$2.58	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	1,076.55	3.86	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	1,076.41	3.86	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	1,075.50	5.15	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
The Bond Fund of America
Class 1 – actual return	$1,000.00	$1,015.54	$1.00	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	1,014.16	2.25	.45
Class 1A – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 – actual return	1,000.00	1,015.34	2.25	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	1,013.97	3.50	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,015.71	$2.40	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 1A – actual return	1,000.00	1,014.74	3.60	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	1,014.81	3.65	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 4 – actual return	1,000.00	1,012.86	4.89	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98
American High-Income Trust
Class 1 – actual return	$1,000.00	$1,043.68	$1.52	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,043.59	2.79	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,043.04	2.79	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,044.32	2.43	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,041.64	4.05	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Refer to the end of the tables for footnotes.

370	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,009.75	$1.20	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	1,008.31	2.39	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	1,008.29	2.39	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,006.99	3.63	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,022.94	$1.45	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,022.11	2.56	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,021.42	2.71	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,022.15	2.36	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,020.73	3.96	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$1,003.83	$1.04	.21%
Class 1 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 1A – actual return	1,000.00	1,001.45	2.28	.46
Class 1A – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 2 – actual return	1,000.00	1,001.42	2.28	.46
Class 2 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 3 – actual return	1,000.00	1,002.46	1.94	.39
Class 3 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 4 – actual return	1,000.00	1,001.02	3.52	.71
Class 4 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series	371

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,141.96	$1.97	.37%	$3.77	.71%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class P2 – actual return	1,000.00	1,140.64	3.29	.62	5.10	.96
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.81	.96
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,048.33	$1.93	.38%	$4.42	.87%
Class P1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.36	.87
Class P2 – actual return	1,000.00	1,048.12	3.30	.65	5.79	1.14
Class P2 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.71	1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,034.07	$1.82	.36%	$3.78	.75%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class P2 – actual return	1,000.00	1,032.90	3.13	.62	5.09	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,086.65	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class P2 – actual return	1,000.00	1,084.99	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,044.02	$1.82	.36%	$3.29	.65%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class P2 – actual return	1,000.00	1,043.19	3.09	.61	4.56	.90
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.51	.90

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

372	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall fi nancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), fi nancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	373

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affi liates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affi liated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affi liate of CRMC; and possible ancillary benefits to CRMC and its institutional management affi liates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these fi rms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure refl ected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

374	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall fi nancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), fi nancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identifi ed by management over various periods (including each fund’s lifetime) through September 30, 2022. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	375

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affi liates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately refl ected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefi ts that CRMC and its affi liates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affi liated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affi liate of CRMC; and possible ancillary benefits to CRMC and its institutional management affi liates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these fi rms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

376	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualifi ed personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affi liates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure refl ected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	377

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378	American Funds Insurance Series

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American Funds Insurance Series	379

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380	American Funds Insurance Series

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American Funds Insurance Series	381

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382	American Funds Insurance Series

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American Funds Insurance Series	383

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

384	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity-focused funds have beaten their comparable Lipper indexes in 88% of 10-year periods and 100% of 20-year periods.2 Our fi xed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2023.

[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source:

Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]	Based on Class 1 share results as of December 31, 2022. Four of our five fixed income American Funds that have been in existence for the three year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affi liated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0823P Printed in USA RCG/PHX/6311-S96296 © 2023 Capital Group. All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;
(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;
(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;
(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and
(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Th
e complete
schedule
of investments
is included
in
Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the
first
date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 13, 2023, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.
section302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)
*
                  ___/s David Majewski _______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)
*
                  __/s Kevin T. Jestice __________________________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      August 21, 2023

By (Signature and Title)
*
                   __/s David Majewski ____
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 21, 2023

*
Print the name and title of each signing officer under his or her signature.